March 31, 2022 :: ProFund Access VP High Yield ::

Schedule of Portfolio Investments (unaudited)

U.S. Treasury Obligations (48.1%)

	Principal Amount	Value
U.S. Treasury Note, 1.88%, 2/28/27	$6,600,000	$6,424,945
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,632,824)		6,424,945

Repurchase Agreements(a) (43.9%)
Repurchase Agreements with various counterparties, rates 0.16%-0.21%, dated 3/31/22, due 4/1/22, total to be received $5,874,032	5,874,000	5,874,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,874,000)		5,874,000
TOTAL INVESTMENT SECURITIES (Cost $12,506,824) - 92.0%		12,298,945
Net other assets (liabilities) - 8.0%		1,070,252
NET ASSETS - 100.0%		$13,369,197

(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
5-Year U.S. Treasury Note Futures Contracts	18	7/1/22	$2,061,984	$(42,421)

Centrally Cleared Swap Agreements

Credit Default Swap Agreements - Sell Protection(1)

Underlying Instrument	Payment Frequency	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2022(2)	Notional Amount (3)	Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Variation Margin
CDX North America High Yield Index Swap Agreement, Series 38	Daily	5.00%	6/20/27	3.77%	$10,500,000	$566,379	$498,026	$68,353	$(20,233)

(1)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.
(2)	Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(3)	The notional amount represents the maximum potential amount the Fund could be required pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

March 31, 2022 :: ProFund VP Asia 30 ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.8%)

	Shares	Value
360 DigiTech, Inc.ADR (Consumer Finance)	22,964	$353,416
Alibaba Group Holding, Ltd.*ADR (Internet & Direct Marketing Retail)	7,686	836,237
Baidu, Inc.*ADR (Interactive Media & Services)	4,850	641,655
Beigene, Ltd.*ADR (Biotechnology)	5,398	1,018,063
Bilibili, Inc.*ADR (Entertainment)	17,396	444,990
Daqo New Energy Corp.*ADR (Semiconductors & Semiconductor Equipment)	15,687	648,187
Futu Holdings, Ltd.*ADR (Capital Markets)	11,724	381,733
GDS Holdings, Ltd.*ADR (IT Services)	11,863	465,623
HDFC Bank, Ltd.ADR (Banks)	7,546	462,796
ICICI Bank, Ltd.ADR (Banks)	39,483	747,808
Infosys, Ltd.ADR (IT Services)	41,752	1,039,207
iQIYI, Inc.*ADR (Entertainment)	119,346	541,831
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	9,983	577,716
JinkoSolar Holding Co., Ltd.*ADR (Semiconductors & Semiconductor Equipment)	10,914	527,037
JOYY, Inc.ADR (Interactive Media & Services)	10,042	368,843
KE Holdings, Inc.*ADR (Real Estate Management & Development)	27,258	337,181
Li Auto, Inc.*ADR (Automobiles)	21,625	558,140
Lufax Holding, Ltd.*ADR (Consumer Finance)	108,095	602,089
NetEase, Inc.ADR (Entertainment)	8,227	737,880
NIO, Inc.*ADR (Automobiles)	26,331	554,268
Pinduoduo, Inc.*ADR (Internet & Direct Marketing Retail)	13,475	540,482
Rlx Technology, Inc.*ADR (Tobacco)	134,213	240,241
Sea, Ltd.*ADR (Entertainment)	5,936	711,073
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	17,119	1,784,827
TAL Education Group*ADR (Diversified Consumer Services)	141,263	425,202
Tencent Music Entertainment Group*ADR (Entertainment)	80,002	389,610
Up Fintech Holding, Ltd.*ADR (Capital Markets)	101,645	498,061
XPeng, Inc.*ADR (Automobiles)	17,852	492,537
Zai Lab, Ltd.*ADR (Biotechnology)	9,305	409,234
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	19,731	493,275
TOTAL COMMON STOCKS (Cost $15,291,032)		17,829,242
TOTAL INVESTMENT SECURITIES (Cost $15,291,032) - 99.8%		17,829,242
Net other assets (liabilities) - 0.2%		30,096
NET ASSETS - 100.0%		$17,859,338

*	Non-income producing security.
ADR	American Depositary Receipt

:: ProFund VP Asia 30 :: March 31, 2022

ProFund VP Asia 30 invested in the following industries as of March 31, 2022:

	Value	% of Net Assets
Air Freight & Logistics	$493,275	2.8%
Automobiles	1,604,945	9.0%
Banks	1,210,604	6.8%
Biotechnology	1,427,297	8.0%
Capital Markets	879,794	4.9%
Consumer Finance	955,505	5.4%
Diversified Consumer Services	425,202	2.4%
Entertainment	2,825,384	15.7%
Interactive Media & Services	1,010,498	5.7%
Internet & Direct Marketing Retail	1,954,435	10.9%
IT Services	1,504,830	8.4%
Real Estate Management & Development	337,181	1.9%
Semiconductors & Semiconductor Equipment	2,960,051	16.6%
Tobacco	240,241	1.3%
Other**	30,096	0.2%
Total	$17,859,338	100.0%

ProFund VP Asia 30 invested in securities with exposure to the following countries as of March 31, 2022:

	Value	% of Net Assets
China	$13,083,531	73.2%
India	2,249,811	12.6%
Singapore	711,073	4.0%
Taiwan	1,784,827	10.0%
Other**	30,096	0.2%
Total	$17,859,338	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2022 :: ProFund VP Banks ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (81.3%)

	Shares	Value
Bank of America Corp. (Banks)	26,480	$1,091,505
Bank OZK (Banks)	450	19,215
BOK Financial Corp. (Banks)	113	10,616
Citigroup, Inc. (Banks)	7,142	381,383
Citizens Financial Group, Inc. (Banks)	1,587	71,939
Comerica, Inc. (Banks)	487	44,039
Commerce Bancshares, Inc. (Banks)	411	29,423
Cullen/Frost Bankers, Inc. (Banks)	212	29,343
East West Bancorp, Inc. (Banks)	529	41,802
F.N.B. Corp. (Banks)	1,264	15,737
Fifth Third Bancorp (Banks)	2,547	109,623
First Citizens BancShares, Inc. - Class A (Banks)	50	33,280
First Financial Bankshares, Inc. (Banks)	478	21,089
First Horizon Corp. (Banks)	1,989	46,712
First Republic Bank (Banks)	667	108,121
Glacier Bancorp, Inc. (Banks)	404	20,313
Home BancShares, Inc. (Banks)	560	12,656
Huntington Bancshares, Inc. (Banks)	5,354	78,275
JPMorgan Chase & Co. (Banks)	11,009	1,500,746
KeyCorp (Banks)	3,459	77,412
M&T Bank Corp. (Banks)	480	81,360
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	1,731	18,557
People's United Financial, Inc. (Banks)	1,593	31,844
Pinnacle Financial Partners, Inc. (Banks)	284	26,151
Popular, Inc. (Banks)	298	24,359
Prosperity Bancshares, Inc. (Banks)	344	23,867
Regions Financial Corp. (Banks)	3,508	78,088
Signature Bank (Banks)	234	68,677
SVB Financial Group* (Banks)	219	122,520
Synovus Financial Corp. (Banks)	540	26,460
TFS Financial Corp. (Thrifts & Mortgage Finance)	177	2,938
The PNC Financial Services Group, Inc. (Banks)	1,564	288,480
Truist Financial Corp. (Banks)	4,973	281,969
U.S. Bancorp (Banks)	5,031	267,398
UMB Financial Corp. (Banks)	160	15,546
Umpqua Holdings Corp. (Banks)	806	15,201
United Bankshares, Inc. (Banks)	508	17,719
Valley National Bancorp (Banks)	1,568	20,415
Webster Financial Corp. (Banks)	670	37,600
Wells Fargo & Co. (Banks)	14,475	701,459
Western Alliance Bancorp (Banks)	397	32,880
Wintrust Financial Corp. (Banks)	212	19,701
Zions Bancorp (Banks)	565	37,041
TOTAL COMMON STOCKS (Cost $2,262,324)		5,983,459

Repurchase Agreements(a) (2.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.16%-0.21%, dated 3/31/22, due 4/1/22, total to be received $187,001	$187,000	$187,000
TOTAL REPURCHASE AGREEMENTS (Cost $187,000)		187,000
TOTAL INVESTMENT SECURITIES (Cost $2,449,324) - 83.8%		6,170,459
Net other assets (liabilities) - 16.2%		1,193,815
NET ASSETS - 100.0%		$7,364,274

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

:: ProFund VP Banks :: March 31, 2022

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Banks Index	Goldman Sachs International	4/25/22	0.93%	$1,364,628	$4,717

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Banks invested in the following industries as of March 31, 2022:

	Value	% of Net Assets
Banks	$5,961,964	81.0%
Thrifts & Mortgage Finance	21,495	0.3%
Other**	1,380,815	18.7%
Total	$7,364,274	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2022 :: ProFund VP Basic Materials ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (97.9%)

	Shares	Value
Air Products & Chemicals, Inc. (Chemicals)	4,422	$1,105,102
Albemarle Corp. (Chemicals)	2,333	515,943
Alcoa Corp. (Metals & Mining)	3,672	330,590
Ashland Global Holdings, Inc. (Chemicals)	1,056	103,921
Axalta Coating Systems, Ltd.* (Chemicals)	4,280	105,202
Celanese Corp. (Chemicals)	2,155	307,885
CF Industries Holdings, Inc. (Chemicals)	4,278	440,891
Cleveland-Cliffs, Inc.* (Metals & Mining)	9,536	307,155
Commercial Metals Co. (Metals & Mining)	2,423	100,845
Corteva, Inc. (Chemicals)	14,500	833,460
Dow, Inc. (Chemicals)	14,675	935,091
DuPont de Nemours, Inc. (Chemicals)	10,230	752,723
Eastman Chemical Co. (Chemicals)	2,573	288,330
Ecolab, Inc. (Chemicals)	4,972	877,856
Element Solutions, Inc. (Chemicals)	4,343	95,112
FMC Corp. (Chemicals)	2,528	332,609
Freeport-McMoRan, Inc. (Metals & Mining)	29,282	1,456,486
Ginkgo Bioworks Holdings, Inc.* (Chemicals)	23,003	92,702
Huntsman Corp. (Chemicals)	4,131	154,954
Ingevity Corp.* (Chemicals)	783	50,167
International Flavors & Fragrances, Inc. (Chemicals)	5,077	666,762
Linde PLC (Chemicals)	10,224	3,265,853
LyondellBasell Industries N.V. - Class A (Chemicals)	5,244	539,188
MP Materials Corp.* (Metals & Mining)	1,490	85,437
NewMarket Corp. (Chemicals)	137	44,440
Newmont Corp. (Metals & Mining)	15,905	1,263,651
Nucor Corp. (Metals & Mining)	5,426	806,575
Olin Corp. (Chemicals)	2,815	147,168
PPG Industries, Inc. (Chemicals)	4,735	620,616
Reliance Steel & Aluminum Co. (Metals & Mining)	1,250	229,188
Royal Gold, Inc. (Metals & Mining)	1,309	184,936
RPM International, Inc. (Chemicals)	2,586	210,604
Steel Dynamics, Inc. (Metals & Mining)	3,760	313,697
Sylvamo Corp.* (Paper & Forest Products)	703	23,396
The Chemours Co. (Chemicals)	3,191	100,453
The Mosaic Co. (Chemicals)	7,389	491,369
The Scotts Miracle-Gro Co. - Class A (Chemicals)	809	99,475
United States Steel Corp. (Metals & Mining)	5,204	196,399
Valvoline, Inc. (Chemicals)	3,577	112,890
Westlake Chemical Corp. (Chemicals)	663	81,814
TOTAL COMMON STOCKS (Cost $7,796,908)		18,670,935

Repurchase Agreements(a) (1.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.16%-0.21%, dated 3/31/22, due 4/1/22, total to be received $331,002	$331,000	$331,000
TOTAL REPURCHASE AGREEMENTS (Cost $331,000)		331,000
TOTAL INVESTMENT SECURITIES (Cost $8,127,908) - 99.6%		19,001,935
Net other assets (liabilities) - 0.4%		68,911
NET ASSETS - 100.0%		$19,070,846

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Basic Materials Index	Goldman Sachs International	4/25/22	0.93%	$321,092	$8,180

:: ProFund VP Basic Materials :: March 31, 2022

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Basic Materials invested in the following industries as of March 31, 2022:

	Value	% of Net Assets
Chemicals	$13,372,580	70.1%
Metals & Mining	5,274,959	27.7%
Paper & Forest Products	23,396	0.1%
Other**	399,911	2.1%
Total	$19,070,846	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2022 :: ProFund VP Bear ::

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (97.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.16%-0.21%, dated 3/31/22, due 4/1/22, total to be received $2,490,014	$2,490,000	$2,490,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,490,000)		2,490,000
TOTAL INVESTMENT SECURITIES (Cost $2,490,000) - 97.1%		2,490,000
Net other assets (liabilities) - 2.9%		75,481
NET ASSETS - 100.0%		$2,565,481

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2022, the aggregate amount held in a segregated account was $339,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	4/27/22	(0.68)%	$(724,866)	$2,834
S&P 500	UBS AG	4/27/22	(0.48)%	(1,839,800)	16,681
				$(2,564,666)	$19,515

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2022 :: ProFund VP Biotechnology ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.2%)

	Shares	Value
10X Genomics, Inc.* - Class A (Life Sciences Tools & Services)	3,456	$262,898
AbbVie, Inc. (Biotechnology)	66,715	10,815,168
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	4,429	107,270
Agilent Technologies, Inc. (Life Sciences Tools & Services)	11,335	1,499,961
Agios Pharmaceuticals, Inc.* (Biotechnology)	2,049	59,646
Alkermes PLC* (Biotechnology)	6,102	160,544
Allogene Therapeutics, Inc.* (Biotechnology)	2,797	25,481
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	4,536	740,683
Amgen, Inc. (Biotechnology)	21,256	5,140,125
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	3,980	183,040
Avantor, Inc.* (Life Sciences Tools & Services)	22,999	777,826
Azenta, Inc. (Semiconductors & Semiconductor Equipment)	2,827	234,302
Beam Therapeutics, Inc.* (Biotechnology)	1,697	97,238
Berkeley Lights, Inc.* (Life Sciences Tools & Services)	1,579	11,227
Biogen, Inc.* (Biotechnology)	5,543	1,167,356
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	2,316	274,608
BioMarin Pharmaceutical, Inc.* (Biotechnology)	6,928	534,149
Bio-Techne Corp. (Life Sciences Tools & Services)	1,483	642,198
Blueprint Medicines Corp.* (Biotechnology)	2,220	141,814
Bridgebio Pharma, Inc.* (Biotechnology)	4,055	41,158
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	1,904	540,679
CRISPR Therapeutics AG* (Biotechnology)	2,657	166,780
Danaher Corp. (Health Care Equipment & Supplies)	24,014	7,044,027
Denali Therapeutics, Inc.* (Biotechnology)	3,503	112,692
Emergent BioSolutions, Inc.* (Biotechnology)	1,807	74,195
Exact Sciences Corp.* (Biotechnology)	6,554	458,256
Exelixis, Inc.* (Biotechnology)	11,929	270,430
Fate Therapeutics, Inc.* (Biotechnology)	3,063	118,753
Gilead Sciences, Inc. (Biotechnology)	47,337	2,814,185
Halozyme Therapeutics, Inc.* (Biotechnology)	5,313	211,882
Horizon Therapeutics PLC* (Pharmaceuticals)	8,560	900,598
Illumina, Inc.* (Life Sciences Tools & Services)	5,898	2,060,761
Incyte Corp.* (Biotechnology)	7,097	563,644
Intellia Therapeutics, Inc.* (Biotechnology)	2,612	189,814
Ionis Pharmaceuticals, Inc.* (Biotechnology)	5,329	197,386
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	7,209	1,666,793
Maravai LifeSciences Holdings, Inc.* - Class A (Life Sciences Tools & Services)	4,119	145,277
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	1,085	177,495
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	867	1,190,556
Mirati Therapeutics, Inc.* (Biotechnology)	1,875	154,163
Moderna, Inc.* (Biotechnology)	13,311	2,292,953
Natera, Inc.* (Biotechnology)	3,319	135,017
Nektar Therapeutics* (Pharmaceuticals)	6,965	37,541
Neurocrine Biosciences, Inc.* (Biotechnology)	3,580	335,625
Novavax, Inc.* (Biotechnology)	2,853	210,123
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	8,325	75,758
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	3,777	2,637,932
Repligen Corp.* (Biotechnology)	1,940	364,895
Sarepta Therapeutics, Inc.* (Biotechnology)	3,286	256,702
Seagen, Inc.* (Biotechnology)	5,059	728,749
Sotera Health Co.* (Life Sciences Tools & Services)	3,737	80,943
Syneos Health, Inc.* (Life Sciences Tools & Services)	3,913	316,757
Twist Bioscience Corp.* (Biotechnology)	2,032	100,340
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	2,572	186,779
United Therapeutics Corp.* (Biotechnology)	1,700	304,997
Vertex Pharmaceuticals, Inc.* (Biotechnology)	9,607	2,507,139
Vir Biotechnology, Inc.* (Biotechnology)	2,766	71,142
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	2,796	1,148,345
TOTAL COMMON STOCKS (Cost $23,705,073)		53,766,795

Repurchase Agreements(a) (0.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.16%-0.21%, dated 3/31/22, due 4/1/22, total to be received $212,001	$212,000	$212,000
TOTAL REPURCHASE AGREEMENTS (Cost $212,000)		212,000
TOTAL INVESTMENT SECURITIES (Cost $23,917,073) - 99.6%		53,978,795
Net other assets (liabilities) - 0.4%		236,017
NET ASSETS - 100.0%		$54,214,812

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

:: ProFund VP Biotechnology :: March 31, 2022

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Biotechnology Index	Goldman Sachs International	4/25/22	0.93%	$595,177	$31,764

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Biotechnology invested in the following industries as of March 31, 2022:

	Value	% of Net Assets
Biotechnology	$34,952,853	64.6%
Health Care Equipment & Supplies	8,192,372	15.1%
Life Sciences Tools & Services	9,449,129	17.4%
Pharmaceuticals	938,139	1.7%
Semiconductors & Semiconductor Equipment	234,302	0.4%
Other**	448,017	0.8%
Total	$54,214,812	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2022 :: ProFund VP Bull ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (66.2%)

	Shares	Value
3M Co. (Industrial Conglomerates)	542	$80,693
A.O. Smith Corp. (Building Products)	125	7,986
Abbott Laboratories (Health Care Equipment & Supplies)	1,677	198,489
AbbVie, Inc. (Biotechnology)	1,676	271,696
ABIOMED, Inc.* (Health Care Equipment & Supplies)	43	14,243
Accenture PLC - Class A (IT Services)	600	202,338
Activision Blizzard, Inc. (Entertainment)	739	59,201
Adobe, Inc.* (Software)	447	203,663
Advance Auto Parts, Inc. (Specialty Retail)	59	12,211
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,550	169,477
Aflac, Inc. (Insurance)	569	36,638
Agilent Technologies, Inc. (Life Sciences Tools & Services)	285	37,714
Air Products & Chemicals, Inc. (Chemicals)	210	52,481
Akamai Technologies, Inc.* (IT Services)	154	18,386
Alaska Air Group, Inc.* (Airlines)	119	6,903
Albemarle Corp. (Chemicals)	111	24,548
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	138	27,773
Align Technology, Inc.* (Health Care Equipment & Supplies)	70	30,520
Allegion PLC (Building Products)	85	9,331
Alliant Energy Corp. (Electric Utilities)	237	14,808
Alphabet, Inc.* - Class A (Interactive Media & Services)	285	792,685
Alphabet, Inc.* - Class C (Interactive Media & Services)	263	734,556
Altria Group, Inc. (Tobacco)	1,729	90,340
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	415	1,352,880
Amcor PLC (Containers & Packaging)	1,435	16,259
Ameren Corp. (Multi-Utilities)	244	22,877
American Airlines Group, Inc.* (Airlines)	614	11,206
American Electric Power Co., Inc. (Electric Utilities)	478	47,690
American Express Co. (Consumer Finance)	583	109,021
American International Group, Inc. (Insurance)	787	49,400
American Tower Corp. (Equity Real Estate Investment Trusts)	432	108,526
American Water Works Co., Inc. (Water Utilities)	172	28,471
Ameriprise Financial, Inc. (Capital Markets)	105	31,538
AmerisourceBergen Corp. (Health Care Providers & Services)	143	22,124
AMETEK, Inc. (Electrical Equipment)	219	29,166
Amgen, Inc. (Biotechnology)	534	129,132
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	568	42,798
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	498	82,260
ANSYS, Inc.* (Software)	83	26,365
Anthem, Inc. (Health Care Providers & Services)	230	112,981
Aon PLC (Insurance)	204	66,429
APA Corp. (Oil, Gas & Consumable Fuels)	344	14,218
Apple, Inc. (Technology Hardware, Storage & Peripherals)	14,701	2,566,942
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	842	110,976
Aptiv PLC* (Auto Components)	256	30,646
Archer-Daniels-Midland Co. (Food Products)	531	47,928
Arista Networks, Inc.* (Communications Equipment)	213	29,603
Arthur J. Gallagher & Co. (Insurance)	198	34,571
Assurant, Inc. (Insurance)	54	9,819
AT&T, Inc. (Diversified Telecommunication Services)	6,773	160,046
Atmos Energy Corp. (Gas Utilities)	128	15,295
Autodesk, Inc.* (Software)	209	44,799
Automatic Data Processing, Inc. (IT Services)	398	90,561
AutoZone, Inc.* (Specialty Retail)	20	40,892
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	132	32,785
Avery Dennison Corp. (Containers & Packaging)	79	13,744
Baker Hughes Co. - Class A (Energy Equipment & Services)	859	31,276
Ball Corp. (Containers & Packaging)	307	27,629
Bank of America Corp. (Banks)	6,741	277,864
Bath & Body Works, Inc. (Specialty Retail)	244	11,663
Baxter International, Inc. (Health Care Equipment & Supplies)	475	36,832
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	270	71,820
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	1,736	612,652
Best Buy Co., Inc. (Specialty Retail)	205	18,635
Biogen, Inc.* (Biotechnology)	139	29,273
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	20	11,265
Bio-Techne Corp. (Life Sciences Tools & Services)	37	16,022
BlackRock, Inc. - Class A (Capital Markets)	135	103,163
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	39	91,590
BorgWarner, Inc. (Auto Components)	227	8,830
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	135	17,388
Boston Scientific Corp.* (Health Care Equipment & Supplies)	1,352	59,880
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,067	150,953
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	391	246,204
Broadridge Financial Solutions, Inc. (IT Services)	111	17,284
Brown & Brown, Inc. (Insurance)	222	16,044

:: ProFund VP Bull :: March 31, 2022

Common Stocks, continued

	Shares	Value
Brown-Forman Corp. - Class B (Beverages)	173	$11,594
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	123	13,248
Cadence Design Systems, Inc.* (Software)	263	43,253
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	203	15,704
Campbell Soup Co. (Food Products)	192	8,557
Capital One Financial Corp. (Consumer Finance)	393	51,597
Cardinal Health, Inc. (Health Care Providers & Services)	263	14,912
CarMax, Inc.* (Specialty Retail)	153	14,761
Carnival Corp.* - Class A (Hotels, Restaurants & Leisure)	767	15,509
Carrier Global Corp. (Building Products)	812	37,246
Catalent, Inc.* (Pharmaceuticals)	170	18,853
Caterpillar, Inc. (Machinery)	513	114,308
Cboe Global Markets, Inc. (Capital Markets)	101	11,556
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	317	29,012
CDW Corp. (Electronic Equipment, Instruments & Components)	129	23,077
Celanese Corp. (Chemicals)	102	14,573
Centene Corp.* (Health Care Providers & Services)	553	46,557
CenterPoint Energy, Inc. (Multi-Utilities)	596	18,261
Ceridian HCM Holding, Inc.* (Software)	130	8,887
Cerner Corp. (Health Care Technology)	279	26,103
CF Industries Holdings, Inc. (Chemicals)	203	20,921
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	48	13,631
Charter Communications, Inc.* - Class A (Media)	113	61,644
Chevron Corp. (Oil, Gas & Consumable Fuels)	1,829	297,816
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	27	42,715
Chubb, Ltd. (Insurance)	408	87,270
Church & Dwight Co., Inc. (Household Products)	230	22,857
Cigna Corp. (Health Care Providers & Services)	306	73,321
Cincinnati Financial Corp. (Insurance)	142	19,306
Cintas Corp. (Commercial Services & Supplies)	84	35,733
Cisco Systems, Inc. (Communications Equipment)	4,000	223,040
Citigroup, Inc. (Banks)	1,882	100,499
Citizens Financial Group, Inc. (Banks)	404	18,313
Citrix Systems, Inc. (Software)	118	11,906
CME Group, Inc. (Capital Markets)	341	81,110
CMS Energy Corp. (Multi-Utilities)	275	19,234
Cognizant Technology Solutions Corp. - Class A (IT Services)	498	44,656
Colgate-Palmolive Co. (Household Products)	799	60,588
Comcast Corp. - Class A (Media)	4,290	200,857
Comerica, Inc. (Banks)	124	11,213
Conagra Brands, Inc. (Food Products)	455	15,274
ConocoPhillips (Oil, Gas & Consumable Fuels)	1,235	123,500
Consolidated Edison, Inc. (Multi-Utilities)	335	31,718
Constellation Brands, Inc. - Class A (Beverages)	156	35,930
Constellation Energy Corp. (Electric Utilities)	310	17,438
Copart, Inc.* (Commercial Services & Supplies)	202	25,345
Corning, Inc. (Electronic Equipment, Instruments & Components)	708	26,132
Corteva, Inc. (Chemicals)	689	39,604
Costco Wholesale Corp. (Food & Staples Retailing)	420	241,856
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	773	20,848
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	410	75,685
CSX Corp. (Road & Rail)	2,103	78,757
Cummins, Inc. (Machinery)	135	27,690
CVS Health Corp. (Health Care Providers & Services)	1,245	126,006
D.R. Horton, Inc. (Household Durables)	306	22,801
Danaher Corp. (Health Care Equipment & Supplies)	604	177,171
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	121	16,087
DaVita, Inc.* (Health Care Providers & Services)	58	6,560
Deere & Co. (Machinery)	266	110,513
Delta Air Lines, Inc.* (Airlines)	607	24,019
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	207	10,189
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	597	35,301
DexCom, Inc.* (Health Care Equipment & Supplies)	92	47,067
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	162	22,207
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	269	38,144
Discover Financial Services (Consumer Finance)	273	30,082
Discovery, Inc.* (Media)	161	4,012
Discovery, Inc.* - Class C (Media)	288	7,191
DISH Network Corp.* - Class A (Media)	237	7,501
Dollar General Corp. (Multiline Retail)	220	48,979
Dollar Tree, Inc.* (Multiline Retail)	213	34,112
Dominion Energy, Inc. (Multi-Utilities)	768	65,257
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	35	14,245
Dover Corp. (Machinery)	137	21,495
Dow, Inc. (Chemicals)	698	44,477
DTE Energy Co. (Multi-Utilities)	184	24,327
Duke Energy Corp. (Electric Utilities)	729	81,400
Duke Realty Corp. (Equity Real Estate Investment Trusts)	361	20,960
DuPont de Nemours, Inc. (Chemicals)	486	35,760
DXC Technology Co.* (IT Services)	232	7,570
Eastman Chemical Co. (Chemicals)	122	13,671
Eaton Corp. PLC (Electrical Equipment)	378	57,366
eBay, Inc. (Internet & Direct Marketing Retail)	594	34,012

March 31, 2022 :: ProFund VP Bull ::

Common Stocks, continued

	Shares	Value
Ecolab, Inc. (Chemicals)	236	$41,668
Edison International (Electric Utilities)	360	25,236
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	592	69,690
Electronic Arts, Inc. (Entertainment)	267	33,778
Eli Lilly & Co. (Pharmaceuticals)	753	215,637
Emerson Electric Co. (Electrical Equipment)	563	55,202
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	127	25,626
Entergy Corp. (Electric Utilities)	191	22,299
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	555	66,173
EPAM Systems, Inc.* (IT Services)	54	16,017
Equifax, Inc. (Professional Services)	116	27,504
Equinix, Inc. (Equity Real Estate Investment Trusts)	85	63,038
Equity Residential (Equity Real Estate Investment Trusts)	324	29,134
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	62	21,420
Etsy, Inc.* (Internet & Direct Marketing Retail)	120	14,914
Everest Re Group, Ltd. (Insurance)	37	11,151
Evergy, Inc. (Electric Utilities)	217	14,830
Eversource Energy (Electric Utilities)	326	28,750
Exelon Corp. (Electric Utilities)	929	44,248
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	142	27,785
Expeditors International of Washington, Inc. (Air Freight & Logistics)	161	16,609
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	127	26,111
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	4,015	331,599
F5, Inc.* (Communications Equipment)	58	12,119
FactSet Research Systems, Inc. (Capital Markets)	36	15,629
Fastenal Co. (Trading Companies & Distributors)	546	32,433
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	67	8,179
FedEx Corp. (Air Freight & Logistics)	231	53,451
Fidelity National Information Services, Inc. (IT Services)	577	57,942
Fifth Third Bancorp (Banks)	648	27,890
First Horizon Corp. (Banks)	1	13
First Republic Bank (Banks)	170	27,557
FirstEnergy Corp. (Electric Utilities)	541	24,810
Fiserv, Inc.* (IT Services)	564	57,190
FleetCor Technologies, Inc.* (IT Services)	77	19,178
FMC Corp. (Chemicals)	120	15,788
Ford Motor Co. (Automobiles)	3,731	63,091
Fortinet, Inc.* (Software)	129	44,084
Fortive Corp. (Machinery)	340	20,716
Fortune Brands Home & Security, Inc. (Building Products)	129	9,582
Fox Corp. - Class A (Media)	299	11,796
Fox Corp. - Class B (Media)	138	5,007
Franklin Resources, Inc. (Capital Markets)	267	7,455
Freeport-McMoRan, Inc. (Metals & Mining)	1,392	69,238
Garmin, Ltd. (Household Durables)	144	17,080
Gartner, Inc.* (IT Services)	78	23,202
Generac Holdings, Inc.* (Electrical Equipment)	60	17,836
General Dynamics Corp. (Aerospace & Defense)	219	52,818
General Electric Co. (Industrial Conglomerates)	1,042	95,343
General Mills, Inc. (Food Products)	572	38,736
General Motors Co.* (Automobiles)	1,378	60,274
Genuine Parts Co. (Distributors)	135	17,013
Gilead Sciences, Inc. (Biotechnology)	1,190	70,746
Global Payments, Inc. (IT Services)	270	36,947
Globe Life, Inc. (Insurance)	88	8,853
Halliburton Co. (Energy Equipment & Services)	852	32,265
Hartford Financial Services Group, Inc. (Insurance)	318	22,836
Hasbro, Inc. (Leisure Products)	123	10,076
HCA Healthcare, Inc. (Health Care Providers & Services)	227	56,891
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	511	17,543
Henry Schein, Inc.* (Health Care Providers & Services)	132	11,509
Hess Corp. (Oil, Gas & Consumable Fuels)	261	27,937
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	1,226	20,486
Hilton Worldwide Holdings, Inc.* (Hotels, Restaurants & Leisure)	264	40,059
Hologic, Inc.* (Health Care Equipment & Supplies)	237	18,206
Honeywell International, Inc. (Industrial Conglomerates)	650	126,477
Hormel Foods Corp. (Food Products)	267	13,761
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	677	13,154
Howmet Aerospace, Inc. (Aerospace & Defense)	360	12,938
HP, Inc. (Technology Hardware, Storage & Peripherals)	1,028	37,316
Humana, Inc. (Health Care Providers & Services)	122	53,091
Huntington Bancshares, Inc. (Banks)	1,363	19,927
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	38	7,579
IDEX Corp. (Machinery)	72	13,805
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	80	43,765
Illinois Tool Works, Inc. (Machinery)	271	56,747
Illumina, Inc.* (Life Sciences Tools & Services)	148	51,711
Incyte Corp.* (Biotechnology)	178	14,137
Ingersoll Rand, Inc. (Machinery)	387	19,485
Intel Corp. (Semiconductors & Semiconductor Equipment)	3,863	191,450
Intercontinental Exchange, Inc. (Capital Markets)	533	70,420
International Business Machines Corp. (IT Services)	850	110,517
International Flavors & Fragrances, Inc. (Chemicals)	241	31,651

:: ProFund VP Bull :: March 31, 2022

Common Stocks, continued

	Shares	Value
International Paper Co. (Containers & Packaging)	367	$16,937
Intuit, Inc. (Software)	268	128,865
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	339	102,270
Invesco, Ltd. (Capital Markets)	324	7,471
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	34	3,732
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	181	41,849
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	275	15,238
J.B. Hunt Transport Services, Inc. (Road & Rail)	80	16,063
Jack Henry & Associates, Inc. (IT Services)	69	13,596
Jacobs Engineering Group, Inc. (Professional Services)	123	16,951
Johnson & Johnson (Pharmaceuticals)	2,496	442,366
Johnson Controls International PLC (Building Products)	667	43,736
JPMorgan Chase & Co. (Banks)	2,802	381,968
Juniper Networks, Inc. (Communications Equipment)	309	11,482
Kellogg Co. (Food Products)	243	15,671
KeyCorp (Banks)	881	19,717
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	174	27,487
Kimberly-Clark Corp. (Household Products)	319	39,288
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	585	14,450
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	1,849	34,965
KLA Corp. (Semiconductors & Semiconductor Equipment)	143	52,347
L3Harris Technologies, Inc. (Aerospace & Defense)	186	46,215
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	88	23,202
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	132	70,965
Lamb Weston Holding, Inc. (Food Products)	138	8,268
Las Vegas Sands Corp.* (Hotels, Restaurants & Leisure)	326	12,672
Leidos Holdings, Inc. (Professional Services)	133	14,367
Lennar Corp. - Class A (Household Durables)	248	20,130
Lincoln National Corp. (Insurance)	158	10,327
Linde PLC (Chemicals)	486	155,242
Live Nation Entertainment, Inc.* (Entertainment)	128	15,058
LKQ Corp. (Distributors)	254	11,534
Lockheed Martin Corp. (Aerospace & Defense)	230	101,522
Loews Corp. (Insurance)	186	12,057
Lowe's Cos., Inc. (Specialty Retail)	639	129,199
Lumen Technologies, Inc. (Diversified Telecommunication Services)	874	9,850
LyondellBasell Industries N.V. - Class A (Chemicals)	249	25,602
M&T Bank Corp. (Banks)	122	20,679
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	738	18,531
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	549	46,940
MarketAxess Holdings, Inc. (Capital Markets)	36	12,247
Marriott International, Inc.* - Class A (Hotels, Restaurants & Leisure)	260	45,667
Marsh & McLennan Cos., Inc. (Insurance)	479	81,631
Martin Marietta Materials, Inc. (Construction Materials)	59	22,709
Masco Corp. (Building Products)	228	11,628
Mastercard, Inc. - Class A (IT Services)	819	292,694
Match Group, Inc.* (Interactive Media & Services)	268	29,142
McCormick & Co., Inc. (Food Products)	237	23,653
McDonald's Corp. (Hotels, Restaurants & Leisure)	709	175,322
McKesson Corp. (Health Care Providers & Services)	142	43,470
Medtronic PLC (Health Care Equipment & Supplies)	1,275	141,461
Merck & Co., Inc. (Pharmaceuticals)	2,395	196,510
Meta Platforms, Inc.* - Class A (Interactive Media & Services)	2,189	486,746
MetLife, Inc. (Insurance)	665	46,736
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	22	30,210
MGM Resorts International (Hotels, Restaurants & Leisure)	357	14,973
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	528	39,674
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,062	82,719
Microsoft Corp. (Software)	7,109	2,191,777
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	109	22,830
Moderna, Inc.* (Biotechnology)	334	57,535
Mohawk Industries, Inc.* (Household Durables)	52	6,458
Molina Healthcare, Inc.* (Health Care Providers & Services)	55	18,347
Molson Coors Beverage Co. - Class B (Beverages)	179	9,555
Mondelez International, Inc. - Class A (Food Products)	1,316	82,619
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	41	19,913
Monster Beverage Corp.* (Beverages)	356	28,444
Moody's Corp. (Capital Markets)	153	51,624
Morgan Stanley (Capital Markets)	1,346	117,640
Motorola Solutions, Inc. (Communications Equipment)	160	38,752
MSCI, Inc. - Class A (Capital Markets)	77	38,722
Nasdaq, Inc. (Capital Markets)	111	19,780
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	211	17,513
Netflix, Inc.* (Entertainment)	421	157,702
Newell Brands, Inc. (Household Durables)	359	7,686
Newmont Corp. (Metals & Mining)	756	60,064
News Corp. - Class A (Media)	371	8,218
News Corp. - Class B (Media)	115	2,590

March 31, 2022 :: ProFund VP Bull ::

Common Stocks, continued

	Shares	Value
NextEra Energy, Inc. (Electric Utilities)	1,861	$157,644
Nielsen Holdings PLC (Professional Services)	340	9,262
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	1,210	162,818
NiSource, Inc. (Multi-Utilities)	372	11,830
Nordson Corp. (Machinery)	51	11,581
Norfolk Southern Corp. (Road & Rail)	227	64,745
Northern Trust Corp. (Capital Markets)	197	22,941
Northrop Grumman Corp. (Aerospace & Defense)	139	62,164
NortonLifelock, Inc. (Software)	552	14,639
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	395	8,643
NRG Energy, Inc. (Electric Utilities)	232	8,900
Nucor Corp. (Metals & Mining)	258	38,352
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	2,371	646,950
NVR, Inc.* (Household Durables)	3	13,402
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	252	46,640
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	841	47,718
Old Dominion Freight Line, Inc. (Road & Rail)	88	26,284
Omnicom Group, Inc. (Media)	198	16,806
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	423	29,876
Oracle Corp. (Software)	1,493	123,516
O'Reilly Automotive, Inc.* (Specialty Retail)	64	43,837
Organon & Co. (Pharmaceuticals)	240	8,383
Otis Worldwide Corp. (Machinery)	403	31,011
PACCAR, Inc. (Machinery)	329	28,975
Packaging Corp. of America (Containers & Packaging)	90	14,050
Paramount Global - Class B (Media)	575	21,741
Parker-Hannifin Corp. (Machinery)	122	34,619
Paychex, Inc. (IT Services)	304	41,487
Paycom Software, Inc.* (Software)	46	15,933
PayPal Holdings, Inc.* (IT Services)	1,105	127,793
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	158	6,702
Pentair PLC (Machinery)	157	8,511
People's United Financial, Inc. (Banks)	406	8,116
PepsiCo, Inc. (Beverages)	1,312	219,603
PerkinElmer, Inc. (Life Sciences Tools & Services)	120	20,935
Pfizer, Inc. (Pharmaceuticals)	5,322	275,520
Philip Morris International, Inc. (Tobacco)	1,470	138,092
Phillips 66 (Oil, Gas & Consumable Fuels)	444	38,357
Pinnacle West Capital Corp. (Electric Utilities)	107	8,357
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	215	53,756
Pool Corp. (Distributors)	38	16,068
PPG Industries, Inc. (Chemicals)	225	29,491
PPL Corp. (Electric Utilities)	712	20,335
Principal Financial Group, Inc. (Insurance)	230	16,884
Prologis, Inc. (Equity Real Estate Investment Trusts)	702	113,358
Prudential Financial, Inc. (Insurance)	358	42,305
PTC, Inc.* (Software)	100	10,772
Public Service Enterprise Group, Inc. (Multi-Utilities)	480	33,600
Public Storage (Equity Real Estate Investment Trusts)	145	56,591
PulteGroup, Inc. (Household Durables)	236	9,888
PVH Corp. (Textiles, Apparel & Luxury Goods)	66	5,056
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	103	12,782
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	1,069	163,365
Quanta Services, Inc. (Construction & Engineering)	135	17,767
Quest Diagnostics, Inc. (Health Care Providers & Services)	113	15,465
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	44	4,991
Raymond James Financial, Inc. (Capital Markets)	177	19,454
Raytheon Technologies Corp. (Aerospace & Defense)	1,415	140,184
Realty Income Corp. (Equity Real Estate Investment Trusts)	537	37,214
Regency Centers Corp. (Equity Real Estate Investment Trusts)	146	10,416
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	101	70,540
Regions Financial Corp. (Banks)	893	19,878
Republic Services, Inc. (Commercial Services & Supplies)	198	26,235
ResMed, Inc. (Health Care Equipment & Supplies)	139	33,709
Robert Half International, Inc. (Professional Services)	104	11,875
Rockwell Automation, Inc. (Electrical Equipment)	110	30,803
Rollins, Inc. (Commercial Services & Supplies)	215	7,536
Roper Technologies, Inc. (Industrial Conglomerates)	100	47,223
Ross Stores, Inc. (Specialty Retail)	335	30,304
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	213	17,845
S&P Global, Inc. (Capital Markets)	336	137,821
Salesforce.com, Inc.* (Software)	934	198,307
SBA Communications Corp. (Equity Real Estate Investment Trusts)	103	35,442
Schlumberger, Ltd. (Energy Equipment & Services)	1,331	54,984
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	191	17,171
Sealed Air Corp. (Containers & Packaging)	140	9,374
Sempra Energy (Multi-Utilities)	303	50,940
ServiceNow, Inc.* (Software)	190	105,809
Signature Bank (Banks)	59	17,316
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	312	41,047
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	156	20,792
Snap-on, Inc. (Machinery)	51	10,479

:: ProFund VP Bull :: March 31, 2022

Common Stocks, continued

	Shares	Value
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	50	$16,119
Southwest Airlines Co.* (Airlines)	562	25,739
Stanley Black & Decker, Inc. (Machinery)	155	21,667
Starbucks Corp. (Hotels, Restaurants & Leisure)	1,091	99,248
State Street Corp. (Capital Markets)	347	30,231
STERIS PLC (Health Care Equipment & Supplies)	95	22,968
Stryker Corp. (Health Care Equipment & Supplies)	319	85,285
SVB Financial Group* (Banks)	56	31,329
Synchrony Financial (Consumer Finance)	494	17,196
Synopsys, Inc.* (Software)	146	48,657
Sysco Corp. (Food & Staples Retailing)	481	39,274
T. Rowe Price Group, Inc. (Capital Markets)	217	32,808
Take-Two Interactive Software, Inc.* (Entertainment)	109	16,758
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	250	9,288
Target Corp. (Multiline Retail)	454	96,347
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	309	40,473
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	44	20,796
Teleflex, Inc. (Health Care Equipment & Supplies)	44	15,613
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	155	18,326
Tesla, Inc.* (Automobiles)	794	855,614
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	876	160,728
Textron, Inc. (Aerospace & Defense)	209	15,545
The AES Corp. (Independent Power and Renewable Electricity Producers)	632	16,261
The Allstate Corp. (Insurance)	266	36,844
The Bank of New York Mellon Corp. (Capital Markets)	701	34,791
The Boeing Co.* (Aerospace & Defense)	520	99,580
The Charles Schwab Corp. (Capital Markets)	1,426	120,226
The Clorox Co. (Household Products)	117	16,267
The Coca-Cola Co. (Beverages)	3,687	228,594
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	47	19,627
The Estee Lauder Co., Inc. (Personal Products)	220	59,910
The Goldman Sachs Group, Inc. (Capital Markets)	322	106,292
The Hershey Co. (Food Products)	138	29,895
The Home Depot, Inc. (Specialty Retail)	990	296,337
The Interpublic Group of Cos., Inc. (Media)	373	13,223
The JM Smucker Co. - Class A (Food Products)	103	13,947
The Kraft Heinz Co. (Food Products)	673	26,509
The Kroger Co. (Food & Staples Retailing)	634	36,373
The Mosaic Co. (Chemicals)	351	23,342
The PNC Financial Services Group, Inc. (Banks)	398	73,411
The Procter & Gamble Co. (Household Products)	2,274	347,467
The Progressive Corp. (Insurance)	554	63,150
The Sherwin-Williams Co. (Chemicals)	229	57,162
The Southern Co. (Electric Utilities)	1,005	72,873
The TJX Cos., Inc. (Specialty Retail)	1,131	68,516
The Travelers Cos., Inc. (Insurance)	229	41,845
The Walt Disney Co.* (Entertainment)	1,726	236,739
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,152	38,488
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	374	220,903
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	557	71,491
Tractor Supply Co. (Specialty Retail)	108	25,204
Trane Technologies PLC (Building Products)	221	33,747
TransDigm Group, Inc.* (Aerospace & Defense)	50	32,577
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	238	17,169
Truist Financial Corp. (Banks)	1,265	71,726
Twitter, Inc.* (Interactive Media & Services)	758	29,327
Tyler Technologies, Inc.* (Software)	39	17,351
Tyson Foods, Inc. - Class A (Food Products)	277	24,828
U.S. Bancorp (Banks)	1,280	68,032
UDR, Inc. (Equity Real Estate Investment Trusts)	284	16,293
Ulta Beauty, Inc.* (Specialty Retail)	51	20,309
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	179	3,047
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	204	3,174
Union Pacific Corp. (Road & Rail)	604	165,019
United Airlines Holdings , Inc.* (Airlines)	307	14,233
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	692	148,407
United Rentals, Inc.* (Trading Companies & Distributors)	69	24,509
UnitedHealth Group, Inc. (Health Care Providers & Services)	893	455,403
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	69	10,002
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	388	39,398
Ventas, Inc. (Equity Real Estate Investment Trusts)	379	23,407
VeriSign, Inc.* (IT Services)	92	20,466
Verisk Analytics, Inc. (Professional Services)	153	32,837
Verizon Communications, Inc. (Diversified Telecommunication Services)	3,981	202,792
Vertex Pharmaceuticals, Inc.* (Biotechnology)	241	62,894
VF Corp. (Textiles, Apparel & Luxury Goods)	306	17,399
Viatris, Inc. (Pharmaceuticals)	1,147	12,479
Visa, Inc. - Class A (IT Services)	1,572	348,622
Vornado Realty Trust (Equity Real Estate Investment Trusts)	151	6,843
Vulcan Materials Co. (Construction Materials)	126	23,146

March 31, 2022 :: ProFund VP Bull ::

Common Stocks, continued

	Shares	Value
W.R. Berkley Corp. (Insurance)	198	$13,185
W.W. Grainger, Inc. (Trading Companies & Distributors)	41	21,147
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	680	30,444
Walmart, Inc. (Food & Staples Retailing)	1,341	199,702
Waste Management, Inc. (Commercial Services & Supplies)	365	57,852
Waters Corp.* (Life Sciences Tools & Services)	58	18,003
WEC Energy Group, Inc. (Multi-Utilities)	299	29,843
Wells Fargo & Co. (Banks)	3,685	178,575
Welltower, Inc. (Equity Real Estate Investment Trusts)	413	39,706
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	70	28,750
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	297	14,746
Westinghouse Air Brake Technologies Corp. (Machinery)	177	17,022
WestRock Co. (Containers & Packaging)	250	11,758
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	709	26,871
Whirlpool Corp. (Household Durables)	56	9,676
Willis Towers Watson PLC (Insurance)	116	27,402
Wynn Resorts, Ltd.* (Hotels, Restaurants & Leisure)	100	7,974
Xcel Energy, Inc. (Electric Utilities)	511	36,879
Xylem, Inc. (Machinery)	171	14,579
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	274	32,477
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	50	20,685
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	198	25,324
Zions Bancorp (Banks)	144	9,441
Zoetis, Inc. (Pharmaceuticals)	449	84,677
TOTAL COMMON STOCKS (Cost $6,579,263)		36,306,611

Repurchase Agreements(a)(b) (33.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.16%-0.21%, dated 3/31/22, due 4/1/22, total to be received $18,513,101	$18,513,000	$18,513,000
TOTAL REPURCHASE AGREEMENTS (Cost $18,513,000)		18,513,000
TOTAL INVESTMENT SECURITIES (Cost $25,092,263) - 99.9%		54,819,611
Net other assets (liabilities) - 0.1%		34,677
NET ASSETS - 100.0%		$54,854,288

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2022, the aggregate amount held in a segregated account was $1,916,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

:: ProFund VP Bull :: March 31, 2022

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	4/27/22	0.93%	$15,358,090	$(152,119)
S&P 500	UBS AG	4/27/22	0.83%	3,778,362	(26,671)
				$19,136,452	$(178,790)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2022 :: ProFund VP Bull ::

ProFund VP Bull invested in the following industries as of March 31, 2022:

	Value	% of Net Assets
Aerospace & Defense	$571,122	1.1%
Air Freight & Logistics	231,715	0.4%
Airlines	82,100	0.1%
Auto Components	39,476	0.1%
Automobiles	978,979	1.8%
Banks	1,383,464	2.4%
Beverages	533,720	1.0%
Biotechnology	705,953	1.3%
Building Products	153,256	0.3%
Capital Markets	1,072,919	2.0%
Chemicals	625,981	1.1%
Commercial Services & Supplies	152,701	0.3%
Communications Equipment	314,996	0.6%
Construction & Engineering	17,767	NM
Construction Materials	45,855	0.1%
Consumer Finance	207,896	0.4%
Containers & Packaging	109,751	0.2%
Distributors	44,615	0.1%
Diversified Financial Services	612,652	1.1%
Diversified Telecommunication Services	372,688	0.7%
Electric Utilities	626,497	1.1%
Electrical Equipment	190,373	0.3%
Electronic Equipment, Instruments & Components	222,349	0.4%
Energy Equipment & Services	118,525	0.2%
Entertainment	519,236	0.9%
Equity Real Estate Investment Trusts	959,546	1.7%
Food & Staples Retailing	547,649	1.0%
Food Products	349,646	0.6%
Gas Utilities	15,295	NM
Health Care Equipment & Supplies	1,252,879	2.3%
Health Care Providers & Services	1,089,841	2.0%
Health Care Technology	26,103	NM
Hotels, Restaurants & Leisure	685,217	1.2%
Household Durables	107,121	0.2%
Household Products	486,467	0.9%
Independent Power and Renewable Electricity Producers	16,261	NM
Industrial Conglomerates	349,736	0.6%
Insurance	754,683	1.4%
Interactive Media & Services	2,072,456	3.8%
Internet & Direct Marketing Retail	1,401,806	2.6%
IT Services	1,546,446	2.8%
Leisure Products	10,076	NM
Life Sciences Tools & Services	462,243	0.8%
Machinery	563,203	1.1%
Media	360,586	0.7%
Metals & Mining	167,654	0.3%
Multiline Retail	179,438	0.3%
Multi-Utilities	307,887	0.6%
Oil, Gas & Consumable Fuels	1,287,628	2.4%
Personal Products	59,910	0.1%
Pharmaceuticals	1,405,378	2.6%
Professional Services	112,796	0.2%
Real Estate Management & Development	29,012	0.1%
Road & Rail	350,868	0.7%
Semiconductors & Semiconductor Equipment	2,177,313	4.0%
Software	3,238,583	5.9%
Specialty Retail	711,868	1.3%
Technology Hardware, Storage & Peripherals	2,674,174	4.9%
Textiles, Apparel & Luxury Goods	205,773	0.4%
Tobacco	228,432	0.4%
Trading Companies & Distributors	78,089	0.1%
Water Utilities	28,471	0.1%
Wireless Telecommunication Services	71,491	0.1%
Other**	18,547,677	33.8%
Total	$54,854,288	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

March 31, 2022 :: ProFund VP Consumer Goods ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (96.8%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	3,718	$297,850
Altria Group, Inc. (Tobacco)	8,700	454,575
Aptiv PLC* (Auto Components)	1,291	154,545
Archer-Daniels-Midland Co. (Food Products)	2,670	240,994
Autoliv, Inc. (Auto Components)	376	28,741
Beyond Meat, Inc.* (Food Products)	287	13,865
BorgWarner, Inc. (Auto Components)	1,144	44,502
Brown-Forman Corp. - Class B (Beverages)	872	58,441
Brunswick Corp. (Leisure Products)	368	29,768
Bunge, Ltd. (Food Products)	671	74,354
Callaway Golf Co.* (Leisure Products)	559	13,092
Campbell Soup Co. (Food Products)	965	43,010
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	704	36,179
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	202	18,582
Church & Dwight Co., Inc. (Household Products)	1,155	114,784
Colgate-Palmolive Co. (Household Products)	4,022	304,988
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	165	14,937
Conagra Brands, Inc. (Food Products)	2,289	76,842
Constellation Brands, Inc. - Class A (Beverages)	784	180,571
Coty, Inc.* - Class A (Personal Products)	1,641	14,753
Cricut, Inc.* - Class A (Household Durables)	173	2,265
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	281	21,468
D.R. Horton, Inc. (Household Durables)	1,539	114,671
Darling Ingredients, Inc.* (Food Products)	772	62,053
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	130	35,590
Electronic Arts, Inc. (Entertainment)	1,342	169,776
Energizer Holdings, Inc. (Household Products)	313	9,628
Flowers Foods, Inc. (Food Products)	948	24,373
Ford Motor Co. (Automobiles)	18,770	317,401
Fox Factory Holding Corp.* (Auto Components)	201	19,688
Freshpet, Inc.* (Food Products)	207	21,246
General Mills, Inc. (Food Products)	2,878	194,898
General Motors Co.* (Automobiles)	6,934	303,293
Gentex Corp. (Auto Components)	1,129	32,933
Genuine Parts Co. (Distributors)	680	85,694
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	1,666	24,807
Harley-Davidson, Inc. (Automobiles)	734	28,920
Hasbro, Inc. (Leisure Products)	619	50,708
Helen of Troy, Ltd.* (Household Durables)	115	22,522
Herbalife Nutrition, Ltd.* (Personal Products)	471	14,300
Hormel Foods Corp. (Food Products)	1,346	69,373
Ingredion, Inc. (Food Products)	318	27,714
Kellogg Co. (Food Products)	1,221	78,742
Keurig Dr Pepper, Inc. (Beverages)	3,518	133,332
Kimberly-Clark Corp. (Household Products)	1,608	198,041
Lamb Weston Holding, Inc. (Food Products)	693	41,518
Lancaster Colony Corp. (Food Products)	95	14,169
Lear Corp. (Auto Components)	285	40,638
Leggett & Platt, Inc. (Household Durables)	636	22,133
Lennar Corp. - Class A (Household Durables)	1,247	101,219
Lennar Corp. - Class B (Household Durables)	73	4,990
Levi Strauss & Co. (Textiles, Apparel & Luxury Goods)	469	9,267
Lucid Group, Inc.* (Automobiles)	2,671	67,843
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	561	204,894
Luminar Technologies, Inc.* (Auto Components)	1,079	16,865
Mattel, Inc.* (Leisure Products)	1,672	37,135
McCormick & Co., Inc. (Food Products)	1,192	118,962
Mohawk Industries, Inc.* (Household Durables)	262	32,540
Molson Coors Beverage Co. - Class B (Beverages)	899	47,989
Mondelez International, Inc. - Class A (Food Products)	6,625	415,919
Monster Beverage Corp.* (Beverages)	1,793	143,261
National Beverage Corp. (Beverages)	111	4,829
Newell Brands, Inc. (Household Durables)	1,807	38,688
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	6,090	819,471
NVR, Inc.* (Household Durables)	16	71,476
Olaplex Holdings, Inc.* (Personal Products)	340	5,314
Peloton Interactive, Inc.* - Class A (Leisure Products)	1,446	38,203
PepsiCo, Inc. (Beverages)	6,602	1,105,043
Performance Food Group Co.* (Food & Staples Retailing)	739	37,622
Philip Morris International, Inc. (Tobacco)	7,396	694,780
Pilgrim's Pride Corp.* (Food Products)	233	5,848
Playtika Holding Corp.* (Entertainment)	489	9,452
Polaris, Inc. (Leisure Products)	272	28,647
Pool Corp. (Distributors)	191	80,764
Post Holdings, Inc.* (Food Products)	272	18,839
PulteGroup, Inc. (Household Durables)	1,187	49,735
PVH Corp. (Textiles, Apparel & Luxury Goods)	334	25,588
QuantumScape Corp.* (Auto Components)	1,222	24,428
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	221	25,070
Reynolds Consumer Products, Inc. (Household Products)	260	7,628
Rivian Automotive, Inc.* - Class A (Automobiles)	767	38,534
ROBLOX Corp.* - Class A (Entertainment)	201	9,294
Seaboard Corp. (Food Products)	1	4,205
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	644	26,249

:: ProFund VP Consumer Goods :: March 31, 2022

Common Stocks, continued

	Shares	Value
Stanley Black & Decker, Inc. (Machinery)	778	$108,757
Take-Two Interactive Software, Inc.* (Entertainment)	551	84,711
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	1,260	46,809
Tempur Sealy International, Inc. (Household Durables)	919	25,658
Tesla, Inc.* (Automobiles)	3,995	4,305,012
The Boston Beer Co., Inc.* - Class A (Beverages)	45	17,481
The Clorox Co. (Household Products)	587	81,611
The Coca-Cola Co. (Beverages)	18,550	1,150,099
The Estee Lauder Co., Inc. (Personal Products)	1,109	302,002
The Hain Celestial Group, Inc.* (Food Products)	436	14,998
The Hershey Co. (Food Products)	694	150,341
The JM Smucker Co. - Class A (Food Products)	517	70,007
The Kraft Heinz Co. (Food Products)	3,388	133,453
The Procter & Gamble Co. (Household Products)	11,438	1,747,727
Thor Industries, Inc. (Automobiles)	265	20,856
Toll Brothers, Inc. (Household Durables)	536	25,203
TopBuild Corp.* (Household Durables)	157	28,478
Tyson Foods, Inc. - Class A (Food Products)	1,396	125,123
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	900	15,318
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	1,026	15,965
US Foods Holding Corp.* (Food & Staples Retailing)	1,063	40,001
VF Corp. (Textiles, Apparel & Luxury Goods)	1,540	87,564
Whirlpool Corp. (Household Durables)	282	48,724
YETI Holdings, Inc.* (Leisure Products)	418	25,072
Zynga, Inc.* (Entertainment)	5,071	46,856
TOTAL COMMON STOCKS (Cost $4,814,763)		17,485,684

Repurchase Agreements(a) (3.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.16%-0.21%, dated 3/31/22, due 4/1/22, total to be received $627,003	$627,000	$627,000
TOTAL REPURCHASE AGREEMENTS (Cost $627,000)		627,000
TOTAL INVESTMENT SECURITIES (Cost $5,441,763) - 100.3%		18,112,684
Net other assets (liabilities) - (0.3)%		(58,230)
NET ASSETS - 100.0%		$18,054,454

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

March 31, 2022 :: ProFund VP Consumer Goods ::

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Consumer Goods Index	Goldman Sachs International	4/25/22	0.93%	$512,828	$17,628

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Consumer Goods invested in the following industries as of March 31, 2022:

	Value	% of Net Assets
Auto Components	$362,340	2.0%
Automobiles	5,081,859	28.2%
Beverages	2,841,046	15.7%
Distributors	166,458	0.9%
Entertainment	617,939	3.4%
Food & Staples Retailing	77,623	0.4%
Food Products	2,040,846	11.3%
Household Durables	588,302	3.3%
Household Products	2,464,407	13.6%
Leisure Products	222,625	1.2%
Machinery	108,757	0.6%
Personal Products	336,369	1.9%
Textiles, Apparel & Luxury Goods	1,427,758	7.9%
Tobacco	1,149,355	6.4%
Other**	568,770	3.2%
Total	$18,054,454	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2022 :: ProFund VP Consumer Services ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (90.0%)

	Shares	Value
ADT, Inc. (Commercial Services & Supplies)	652	$4,949
Advance Auto Parts, Inc. (Specialty Retail)	278	57,535
Airbnb, Inc.* - Class A (Hotels, Restaurants & Leisure)	1,549	266,056
Alaska Air Group, Inc.* (Airlines)	563	32,660
Albertsons Cos., Inc. - Class A (Food & Staples Retailing)	453	15,062
Altice USA, Inc.* (Media)	1,010	12,605
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	1,954	6,369,943
AMC Entertainment Holdings, Inc.* (Entertainment)	2,296	56,573
AMERCO (Road & Rail)	43	25,668
American Airlines Group, Inc.* (Airlines)	2,893	52,797
American Eagle Outfitters, Inc. (Specialty Retail)	686	11,525
AmerisourceBergen Corp. (Health Care Providers & Services)	672	103,965
Aramark (Hotels, Restaurants & Leisure)	1,147	43,127
AutoNation, Inc.* (Specialty Retail)	179	17,825
AutoZone, Inc.* (Specialty Retail)	92	188,101
Bath & Body Works, Inc. (Specialty Retail)	1,151	55,018
Best Buy Co., Inc. (Specialty Retail)	966	87,809
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	607	41,039
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	183	429,766
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	366	24,075
Bright Horizons Family Solutions, Inc.* (Diversified Consumer Services)	269	35,695
Burlington Stores, Inc.* (Specialty Retail)	298	54,287
Cable One, Inc. (Media)	22	32,213
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	954	73,801
Cardinal Health, Inc. (Health Care Providers & Services)	1,237	70,138
CarMax, Inc.* (Specialty Retail)	722	69,659
Carnival Corp.* - Class A (Hotels, Restaurants & Leisure)	3,612	73,035
Carvana Co.* (Specialty Retail)	382	45,569
Casey's General Stores, Inc. (Food & Staples Retailing)	166	32,896
Charter Communications, Inc.* - Class A (Media)	532	290,217
Chegg, Inc.* (Diversified Consumer Services)	612	22,203
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	125	197,754
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	147	20,839
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	154	34,154
Comcast Corp. - Class A (Media)	20,199	945,717
ContextLogic, Inc.* - Class A (Internet & Direct Marketing Retail)	1,497	3,368
Copart, Inc.* (Commercial Services & Supplies)	953	119,572
Costco Wholesale Corp. (Food & Staples Retailing)	1,979	1,139,608
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	105	12,467
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	571	75,914
Delta Air Lines, Inc.* (Airlines)	2,858	113,091
Dick's Sporting Goods, Inc. (Specialty Retail)	281	28,106
Discovery, Inc.* (Media)	758	18,889
Discovery, Inc.* - Class C (Media)	1,357	33,884
DISH Network Corp.* - Class A (Media)	1,115	35,290
Dollar General Corp. (Multiline Retail)	1,034	230,199
Dollar Tree, Inc.* (Multiline Retail)	1,004	160,791
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	162	65,936
DraftKings, Inc.* - Class A (Hotels, Restaurants & Leisure)	1,489	28,991
Dutch Bros, Inc.* - Class A (Hotels, Restaurants & Leisure)	106	5,859
Endeavor Group Holdings, Inc.* - Class A (Entertainment)	95	2,804
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	671	131,295
Five Below, Inc.* (Specialty Retail)	250	39,593
Floor & Decor Holdings, Inc.* (Specialty Retail)	471	38,151
Foot Locker, Inc. (Specialty Retail)	391	11,597
Fox Corp. - Class A (Media)	1,410	55,625
Fox Corp. - Class B (Media)	652	23,655
frontdoor, Inc.* - Class A (Diversified Consumer Services)	379	11,313
GameStop Corp.* - Class A (Specialty Retail)	276	45,976
Grand Canyon Education, Inc.* (Diversified Consumer Services)	177	17,188
H&R Block, Inc. (Diversified Consumer Services)	736	19,165
Hilton Worldwide Holdings, Inc.* (Hotels, Restaurants & Leisure)	1,245	188,916
Hyatt Hotels Corp.* - Class A (Hotels, Restaurants & Leisure)	225	21,476
IAA, Inc.* (Commercial Services & Supplies)	603	23,065
JetBlue Airways Corp.* (Airlines)	1,421	21,244
Joby Aviation, Inc.* (Airlines)	1,188	7,865
Kohl's Corp. (Multiline Retail)	622	37,606
Las Vegas Sands Corp.* (Hotels, Restaurants & Leisure)	1,536	59,704
Liberty Broadband Corp.* - Class A (Media)	104	13,630
Liberty Broadband Corp.* - Class C (Media)	632	85,522
Liberty Media Corp-Liberty Formula One* - Class A (Entertainment)	101	6,376
Liberty Media Corp-Liberty Formula One* - Class C (Entertainment)	910	63,554

:: ProFund VP Consumer Services :: March 31, 2022

Common Stocks, continued

	Shares	Value
Liberty Media Corp-Liberty SiriusXM* - Class A (Media)	350	$15,999
Liberty Media Corp-Liberty SiriusXM* - Class C (Media)	711	32,514
Lithia Motors, Inc. (Specialty Retail)	136	40,816
Live Nation Entertainment, Inc.* (Entertainment)	603	70,937
LiveRamp Holdings, Inc.* (IT Services)	305	11,404
LKQ Corp. (Distributors)	1,198	54,401
Lowe's Cos., Inc. (Specialty Retail)	3,008	608,188
Lyft, Inc.* (Road & Rail)	1,337	51,341
Marriott International, Inc.* - Class A (Hotels, Restaurants & Leisure)	1,223	214,919
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	190	29,963
McDonald's Corp. (Hotels, Restaurants & Leisure)	3,337	825,173
MGM Resorts International (Hotels, Restaurants & Leisure)	1,682	70,543
Murphy USA, Inc. (Specialty Retail)	102	20,396
National Vision Holdings, Inc.* (Specialty Retail)	370	16,121
Netflix, Inc.* (Entertainment)	1,982	742,437
News Corp. - Class A (Media)	1,746	38,674
News Corp. - Class B (Media)	541	12,183
Nexstar Media Group, Inc. - Class A (Media)	183	34,492
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	1,862	40,741
Ollie's Bargain Outlet Holdings, Inc.* (Multiline Retail)	262	11,256
Omnicom Group, Inc. (Media)	933	79,193
O'Reilly Automotive, Inc.* (Specialty Retail)	301	206,173
Paramount Global - Class A (Media)	40	1,616
Paramount Global - Class B (Media)	2,709	102,427
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	742	31,476
Penske Automotive Group, Inc. (Specialty Retail)	136	12,746
Petco Health & Wellness Co., Inc.* (Specialty Retail)	365	7,143
Pinterest, Inc.* - Class A (Interactive Media & Services)	2,544	62,608
Planet Fitness, Inc.* (Hotels, Restaurants & Leisure)	372	31,427
Qurate Retail, Inc. - Class A (Internet & Direct Marketing Retail)	1,597	7,602
RH* (Specialty Retail)	77	25,109
Roku, Inc.* (Entertainment)	526	65,892
Rollins, Inc. (Commercial Services & Supplies)	1,011	35,436
Ross Stores, Inc. (Specialty Retail)	1,577	142,655
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	1,001	83,864
Scientific Games Corp.* (Hotels, Restaurants & Leisure)	431	25,321
Service Corp. International (Diversified Consumer Services)	737	48,510
Sirius XM Holdings, Inc. (Media)	4,055	26,844
Southwest Airlines Co.* (Airlines)	2,645	121,140
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	502	16,054
Starbucks Corp. (Hotels, Restaurants & Leisure)	5,136	467,222
Stitch Fix, Inc.* - Class A (Internet & Direct Marketing Retail)	373	3,756
Sysco Corp. (Food & Staples Retailing)	2,265	184,937
Target Corp. (Multiline Retail)	2,139	453,938
TEGNA, Inc. (Media)	989	22,154
Terminix Global Holdings, Inc.* (Diversified Consumer Services)	542	24,731
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	311	26,040
The Gap, Inc. (Specialty Retail)	952	13,404
The Home Depot, Inc. (Specialty Retail)	4,662	1,395,475
The Interpublic Group of Cos., Inc. (Media)	1,758	62,321
The Kroger Co. (Food & Staples Retailing)	2,987	171,364
The Madison Square Garden Co.* - Class A (Entertainment)	77	13,811
The New York Times Co. - Class A (Media)	746	34,197
The TJX Cos., Inc. (Specialty Retail)	5,326	322,649
The Walt Disney Co.* (Entertainment)	8,129	1,114,975
The Wendy's Co. (Hotels, Restaurants & Leisure)	788	17,312
Tractor Supply Co. (Specialty Retail)	508	118,552
TripAdvisor, Inc.* (Interactive Media & Services)	444	12,041
Uber Technologies, Inc.* (Road & Rail)	7,450	265,816
Ulta Beauty, Inc.* (Specialty Retail)	242	96,369
United Airlines Holdings , Inc.* (Airlines)	1,446	67,037
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	181	47,109
Victoria's Secret & Co.* (Specialty Retail)	325	16,692
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	3,200	143,264
Walmart, Inc. (Food & Staples Retailing)	6,316	940,579
Warner Music Group Corp. - Class A (Entertainment)	515	19,493
Wayfair, Inc.* - Class A (Internet & Direct Marketing Retail)	349	38,662
Williams-Sonoma, Inc. (Specialty Retail)	325	47,125
World Wrestling Entertainment, Inc. - Class A (Entertainment)	196	12,238
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	416	35,231
Wynn Resorts, Ltd.* (Hotels, Restaurants & Leisure)	470	37,478
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	1,291	153,022
ZoomInfo Technologies, Inc.* - Class A (Interactive Media & Services)	1,351	80,709
TOTAL COMMON STOCKS (Cost $10,930,669)		23,426,997

Repurchase Agreements(a) (1.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.16%-0.21%, dated 3/31/22, due 4/1/22, total to be received $384,002	$384,000	$384,000
TOTAL REPURCHASE AGREEMENTS (Cost $384,000)		384,000

March 31, 2022 :: ProFund VP Consumer Services ::

Value
TOTAL INVESTMENT SECURITIES (Cost $11,314,669) - 91.5%	$23,810,997
Net other assets (liabilities) - 8.5%	2,200,358
NET ASSETS - 100.0%	$26,011,355

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Consumer Services Index	Goldman Sachs International	4/25/22	0.93%	$2,574,430	$(2,073)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Consumer Services invested in the following industries as of March 31, 2022:

	Value	% of Net Assets
Airlines	$415,834	1.6%
Commercial Services & Supplies	183,022	0.7%
Distributors	54,401	0.2%
Diversified Consumer Services	178,805	0.7%
Entertainment	2,169,090	8.4%
Food & Staples Retailing	2,684,803	10.3%
Health Care Providers & Services	174,103	0.7%
Hotels, Restaurants & Leisure	3,890,006	15.0%
Interactive Media & Services	155,358	0.6%
Internet & Direct Marketing Retail	6,423,331	24.6%
IT Services	11,404	NM
Media	2,009,861	7.7%
Multiline Retail	893,790	3.4%
Road & Rail	342,825	1.3%
Specialty Retail	3,840,364	14.8%
Other**	2,584,358	10.0%
Total	$26,011,355	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM	Not meaningful, amount is less than 0.05%.

March 31, 2022 :: ProFund VP Dow 30 ::

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (100.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.16%-0.21%, dated 3/31/22, due 4/1/22, total to be received $295,002	$295,000	$295,000
TOTAL REPURCHASE AGREEMENTS (Cost $295,000)		295,000
TOTAL INVESTMENT SECURITIES (Cost $295,000) - 100.9%		295,000
Net other assets (liabilities) - (0.9)%		(2,663)
NET ASSETS - 100.0%		$292,337

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2022, the aggregate amount held in a segregated account was $192,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	4/27/22	0.93%	$230,033	$(2,238)
Dow Jones Industrial Average	UBS AG	4/27/22	0.83%	60,808	(491)
				$290,841	$(2,729)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2022 :: ProFund VP Emerging Markets ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (95.8%)

	Shares	Value
Alibaba Group Holding, Ltd.*ADR (Internet & Direct Marketing Retail)	22,994	$2,501,748
Ambev S.A.ADR (Beverages)	55,619	179,649
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	14,249	301,366
AngloGold Ashanti, Ltd.ADR (Metals & Mining)	5,267	124,775
ASE Technology Holding Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	21,689	153,775
Baidu, Inc.*ADR (Interactive Media & Services)	3,578	473,369
Banco Bradesco S.A.ADR (Banks)	61,171	283,833
Beigene, Ltd.*ADR (Biotechnology)	659	124,287
Bilibili, Inc.*ADR (Entertainment)	2,807	71,803
Cemex SAB de CV*ADR (Construction Materials)	19,080	100,933
China Life Insurance Co., Ltd.ADR (Insurance)	18,776	142,510
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	3,219	159,405
Chunghwa Telecom Co., Ltd.ADR (Diversified Telecommunication Services)	4,796	213,182
Dr. Reddy's Laboratories, Ltd.ADR (Pharmaceuticals)	1,533	85,434
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	2,318	192,046
GDS Holdings, Ltd.*ADR (IT Services)	1,441	56,559
Gerdau S.A.ADR (Metals & Mining)	14,459	92,971
Gold Fields, Ltd.ADR (Metals & Mining)	11,200	173,153
Grupo Aeroportuario del Pacifico S.A.B. de C.V.ADR (Transportation Infrastructure)	438	70,619
Grupo Televisa S.A.B.ADR (Media)	6,384	74,693
HDFC Bank, Ltd.ADR (Banks)	17,059	1,046,228
Huazhu Group, Ltd.ADR (Hotels, Restaurants & Leisure)	1,855	61,196
ICICI Bank, Ltd.ADR (Banks)	32,424	614,111
Infosys, Ltd.ADR (IT Services)	45,647	1,136,154
Itau Unibanco Holding S.A.ADR (Banks)	61,137	349,093
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	13,178	762,611
KB Financial Group, Inc.ADR (Banks)	4,931	240,780
KE Holdings, Inc.*ADR (Real Estate Management & Development)	6,329	78,290
NetEase, Inc.ADR (Entertainment)	4,708	422,262
NIO, Inc.*ADR (Automobiles)	16,902	355,787
PetroChina Co., Ltd.ADR (Oil, Gas & Consumable Fuels)	2,662	134,564
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	23,474	347,415
Pinduoduo, Inc.*ADR (Internet & Direct Marketing Retail)	5,532	221,889
POSCOADR (Metals & Mining)	3,828	226,886
PT Telekomunikasi Indonesia TbkADR (Diversified Telecommunication Services)	5,999	191,668
Sasol, Ltd.*ADR (Chemicals)	7,302	176,562
Shinhan Financial Group Co., Ltd.ADR (Banks)	6,518	217,897
Sibanye Stillwater, Ltd.ADR (Metals & Mining)	8,415	136,575
SK Telecom Co., Ltd.ADR (Wireless Telecommunication Services)	2,434	62,383
Sociedad Quimica y Minera de Chile S.A.ADR (Chemicals)	1,802	154,251
Suzano Papel e Celulose S.A.ADR (Paper & Forest Products)	9,961	115,747
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	33,695	3,513,042
Tata Motors, Ltd.*ADR (Automobiles)	4,441	124,126
Trip.com Group, Ltd.*ADR (Internet & Direct Marketing Retail)	6,193	143,182
United Microelectronics Corp.ADR (Semiconductors & Semiconductor Equipment)	29,294	267,161
Vale S.A.ADR (Metals & Mining)	42,503	849,635
Wipro, Ltd.ADR (IT Services)	18,672	143,961
Woori Financial Group, Inc.ADR (Banks)	2,388	89,932
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	5,570	139,250
TOTAL COMMON STOCKS (Cost $10,556,425)		17,898,748

Preferred Stock (2.2%)
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	28,978	405,112
TOTAL PREFERRED STOCK (Cost $24,107)		405,112

Repurchase Agreements(a)(b) (2.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.16%-0.21%, dated 3/31/22, due 4/1/22, total to be received $417,002	$417,000	$417,000
TOTAL REPURCHASE AGREEMENTS (Cost $417,000)		417,000
TOTAL INVESTMENT SECURITIES (Cost $10,997,532) - 100.2%		18,720,860
Net other assets (liabilities) - (0.2)%		(42,312)
NET ASSETS - 100.0%		$18,678,548

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2022, the aggregate amount held in a segregated account was $267,000.

(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
ADR	American Depositary Receipt

:: ProFund VP Emerging Markets :: March 31, 2022

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Emerging 50 ADR Index (USD)	Goldman Sachs International	4/27/22	0.93%	$357,656	$(5,887)
S&P Emerging 50 ADR Index (USD)	UBS AG	4/27/22	0.83%	23,351	(356)
				$381,007	$(6,243)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Emerging Markets invested in the following industries as of March 31, 2022:

	Value	% of Net Assets
Air Freight & Logistics	$139,250	0.7%
Automobiles	479,913	2.6%
Banks	2,841,874	15.2%
Beverages	371,695	2.0%
Biotechnology	124,287	0.7%
Chemicals	330,813	1.7%
Construction Materials	100,933	0.5%
Diversified Telecommunication Services	404,850	2.1%
Entertainment	494,065	2.6%
Hotels, Restaurants & Leisure	61,196	0.3%
Insurance	142,510	0.8%
Interactive Media & Services	473,369	2.5%
Internet & Direct Marketing Retail	3,629,430	19.4%
IT Services	1,336,674	7.2%
Media	74,693	0.4%
Metals & Mining	1,603,995	8.6%
Oil, Gas & Consumable Fuels	1,046,496	5.7%
Paper & Forest Products	115,747	0.6%
Pharmaceuticals	85,434	0.5%
Real Estate Management & Development	78,290	0.4%
Semiconductors & Semiconductor Equipment	3,933,978	21.1%
Transportation Infrastructure	70,619	0.4%
Wireless Telecommunication Services	363,749	2.0%
Other**	374,688	2.0%
Total	$18,678,548	100.0%

ProFund VP Emerging Markets invested in securities with exposure to the following countries as of March 31, 2022:

	Value	% of Net Assets
Brazil	$2,623,455	14.1%
Chile	154,251	0.8%
China	5,911,095	31.5%
India	3,150,014	16.9%
Indonesia	191,668	1.0%
Mexico	739,657	4.0%
South Africa	611,065	3.3%
South Korea	775,495	4.2%
Taiwan	4,147,160	22.2%
Other**	374,688	2.0%
Total	$18,678,548	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2022 :: ProFund VP Europe 30 ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.2%)

	Shares	Value
Anheuser-Busch InBev N.V.ADR (Beverages)	12,785	$767,867
ArcelorMittal SANYS - Class A (Metals & Mining)	13,909	445,227
Argenx SE*ADR (Biotechnology)	2,255	711,024
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	376	251,142
AstraZeneca PLCADR (Pharmaceuticals)	10,337	685,757
Barclays PLCADR (Banks)	52,972	418,479
BP PLCADR (Oil, Gas & Consumable Fuels)	24,626	724,004
British American Tobacco PLCADR (Tobacco)	15,409	649,643
Diageo PLCADR (Beverages)	3,759	763,603
Endava PLC*ADR (IT Services)	3,195	425,031
Equinor ASAADR (Oil, Gas & Consumable Fuels)	20,487	768,467
GlaxoSmithKline PLCADR (Pharmaceuticals)	17,482	761,517
HSBC Holdings PLCADR (Banks)	24,619	842,462
ING Groep N.V.ADR (Banks)	45,673	476,369
Jumia Technologies AG*ADR (Internet & Direct Marketing Retail)	98,301	941,723
Nokia Corp.*ADR (Communications Equipment)	86,272	471,045
NOVO Nordisk A/SADR (Pharmaceuticals)	6,766	751,364
Oatly Group AB*ADR (Food Products)	61,274	306,983
Orphazyme A/S*ADR (Biotechnology)	485,866	355,168
RELX PLCADR (Professional Services)	18,420	572,862
Rio Tinto PLCADR (Metals & Mining)	9,770	785,508
Ryanair Holdings PLC*ADR (Airlines)	4,887	425,755
SanofiADR (Pharmaceuticals)	10,526	540,405
SAP SEADR (Software)	6,578	729,895
Shell PLCADR (Oil, Gas & Consumable Fuels)	13,721	753,695
Telefonaktiebolaget LM EricssonADR (Communications Equipment)	50,184	458,682
Tenaris S.A.ADR (Energy Equipment & Services)	12,965	389,858
Ternium S.A.ADR (Metals & Mining)	8,646	394,690
TotalEnergies SEADR (Oil, Gas & Consumable Fuels)	15,221	769,269
Vodafone Group PLCADR (Wireless Telecommunication Services)	30,261	502,938
TOTAL COMMON STOCKS (Cost $12,051,070)		17,840,432

Repurchase Agreements(a) (0.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.16%-0.21%, dated 3/31/22, due 4/1/22, total to be received $42,000	$42,000	$42,000
TOTAL REPURCHASE AGREEMENTS (Cost $42,000)		42,000
TOTAL INVESTMENT SECURITIES (Cost $12,093,070) - 99.4%		17,882,432
Net other assets (liabilities) - 0.6%		116,099
NET ASSETS - 100.0%		$17,998,531

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
ADR	American Depositary Receipt
NYS	New York Shares

:: ProFund VP Europe 30 :: March 31, 2022

ProFund VP Europe 30 invested in the following industries as of March 31, 2022:

	Value	% of Net Assets
Airlines	$425,755	2.4%
Banks	1,737,310	9.6%
Beverages	1,531,470	8.5%
Biotechnology	1,066,192	6.0%
Communications Equipment	929,727	5.2%
Energy Equipment & Services	389,858	2.2%
Food Products	306,983	1.7%
Internet & Direct Marketing Retail	941,723	5.2%
IT Services	425,031	2.4%
Metals & Mining	1,625,425	9.0%
Oil, Gas & Consumable Fuels	3,015,435	16.8%
Pharmaceuticals	2,739,043	15.1%
Professional Services	572,862	3.2%
Semiconductors & Semiconductor Equipment	251,142	1.4%
Software	729,895	4.1%
Tobacco	649,643	3.6%
Wireless Telecommunication Services	502,938	2.8%
Other**	158,099	0.8%
Total	$17,998,531	100.0%

ProFund VP Europe 30 invested in securities with exposure to the following countries as of March 31, 2022:

	Value	% of Net Assets
Belgium	$767,867	4.3%
Denmark	1,106,532	6.1%
Finland	471,045	2.6%
France	1,309,674	7.3%
Germany	1,671,618	9.3%
Ireland	425,755	2.4%
Luxembourg	1,229,775	6.8%
Netherlands	2,192,230	12.2%
Norway	768,467	4.3%
Sweden	765,665	4.3%
United Kingdom	7,131,804	39.6%
Other**	158,099	0.8%
Total	$17,998,531	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2022 :: ProFund VP Falling U.S. Dollar ::

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (101.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.16%-0.21%, dated 3/31/22, due 4/1/22, total to be received $490,003	$490,000	$490,000
TOTAL REPURCHASE AGREEMENTS (Cost $490,000)		490,000
TOTAL INVESTMENT SECURITIES (Cost $490,000) - 101.8%		490,000
Net other assets (liabilities) - (1.8)%		(8,531)
NET ASSETS - 100.0%		$481,469

(a)	A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. At March 31, 2022, the aggregate amount held in a segregated account was $73,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of March 31, 2022, the ProFund VP Falling U.S. Dollar's forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$6,411	British pound	4,883	4/8/22	$6,413	$(2)
U.S. dollar	5,040	Canadian dollar	6,446	4/8/22	5,157	(117)
U.S. dollar	35,414	Euro	32,147	4/8/22	35,566	(152)
U.S. dollar	7,018	Japanese yen	815,065	4/8/22	6,697	321
U.S. dollar	2,737	Swedish krona	26,502	4/8/22	2,820	(83)
U.S. dollar	1,807	Swiss franc	1,680	4/8/22	1,819	(12)
Total Short Contracts	$58,427				$58,472	$(45)

Long:
British pound	33,771	U.S. dollar	$45,038	4/8/22	$44,353	$(685)
Canadian dollar	45,612	U.S. dollar	35,982	4/8/22	36,488	506
Euro	183,279	U.S. dollar	203,407	4/8/22	202,771	(636)
Japanese yen	5,115,295	U.S. dollar	44,267	4/8/22	42,032	(2,235)
Swedish krona	128,952	U.S. dollar	13,297	4/8/22	13,724	427
Swiss franc	10,269	U.S. dollar	11,138	4/8/22	11,118	(20)
Total Long Contracts			$353,129		$350,486	$(2,643)

As of March 31, 2022, the ProFund VP Falling U.S. Dollar's forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$6,029	British pound	4,521	4/8/22	$5,938	$91
U.S. dollar	5,285	Canadian dollar	6,703	4/8/22	5,362	(77)
U.S. dollar	26,868	Euro	24,270	4/8/22	26,851	17
U.S. dollar	7,354	Japanese yen	848,845	4/8/22	6,975	379
U.S. dollar	1,971	Swedish krona	19,039	4/8/22	2,026	(55)
U.S. dollar	2,068	Swiss franc	1,898	4/8/22	2,055	13
Total Short Contracts	$49,575				$49,207	$368

Long:
British pound	19,529	U.S. dollar	$25,988	4/8/22	$25,648	$(340)
Canadian dollar	22,559	U.S. dollar	17,790	4/8/22	18,047	257
Euro	123,253	U.S. dollar	136,413	4/8/22	136,361	(52)
Japanese yen	4,569,625	U.S. dollar	39,296	4/8/22	37,548	(1,748)
Swedish krona	104,768	U.S. dollar	10,765	4/8/22	11,150	385
Swiss franc	9,396	U.S. dollar	10,197	4/8/22	10,172	(25)
Total Long Contracts			$240,449		$238,926	$(1,523)

			Total unrealized appreciation			$2,396
			Total unrealized (depreciation)			(6,239)
			Total net unrealized appreciation/(depreciation)			$(3,843)

March 31, 2022 :: ProFund VP Financials ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.1%)

	Shares	Value
Affiliated Managers Group, Inc. (Capital Markets)	217	$30,586
Aflac, Inc. (Insurance)	3,205	206,370
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	2,791	36,562
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	777	156,371
Alleghany Corp.* (Insurance)	73	61,831
Ally Financial, Inc. (Consumer Finance)	1,805	78,481
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	744	41,642
American Express Co. (Consumer Finance)	3,286	614,483
American Financial Group, Inc. (Insurance)	354	51,549
American Homes 4 Rent - Class A (Equity Real Estate Investment Trusts)	1,578	63,167
American International Group, Inc. (Insurance)	4,435	278,385
American Tower Corp. (Equity Real Estate Investment Trusts)	2,432	610,967
Americold Realty Trust (Equity Real Estate Investment Trusts)	1,425	39,729
Ameriprise Financial, Inc. (Capital Markets)	592	177,813
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	7,799	54,905
Aon PLC (Insurance)	1,148	373,823
Apartment Income REIT Corp. (Equity Real Estate Investment Trusts)	839	44,853
Apollo Global Management, Inc. (Diversified Financial Services)	1,983	122,926
Arch Capital Group, Ltd.* (Insurance)	2,063	99,890
Ares Management Corp. - Class A (Capital Markets)	896	72,782
Arthur J. Gallagher & Co. (Insurance)	1,113	194,330
Assurant, Inc. (Insurance)	304	55,276
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	747	185,532
Axis Capital Holdings, Ltd. (Insurance)	412	24,914
Bank of America Corp. (Banks)	37,974	1,565,287
Bank OZK (Banks)	647	27,627
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	9,783	3,452,519
BlackRock, Inc. - Class A (Capital Markets)	762	582,298
Blackstone Group, Inc. - Class A (Capital Markets)	3,763	477,675
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	900	28,611
Blue Owl Capital, Inc. (Capital Markets)	1,779	22,558
BOK Financial Corp. (Banks)	160	15,032
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	760	97,888
Brighthouse Financial, Inc.* (Insurance)	416	21,491
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	1,592	41,090
Brown & Brown, Inc. (Insurance)	1,253	90,554
Camden Property Trust (Equity Real Estate Investment Trusts)	546	90,745
Capital One Financial Corp. (Consumer Finance)	2,212	290,413
Cboe Global Markets, Inc. (Capital Markets)	569	65,105
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	1,788	163,637
Chubb, Ltd. (Insurance)	2,301	492,183
Cincinnati Financial Corp. (Insurance)	800	108,768
Citigroup, Inc. (Banks)	10,602	566,147
Citizens Financial Group, Inc. (Banks)	2,277	103,216
CME Group, Inc. (Capital Markets)	1,920	456,691
CNA Financial Corp. (Insurance)	145	7,050
Coinbase Global, Inc.* - Class A (Capital Markets)	157	29,808
Comerica, Inc. (Banks)	698	63,120
Commerce Bancshares, Inc. (Banks)	590	42,238
Compass, Inc.* - Class A (Real Estate Management & Development)	154	1,210
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	600	17,124
CoStar Group, Inc.* (Professional Services)	2,110	140,547
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	794	31,990
Credit Acceptance Corp.* (Consumer Finance)	43	23,666
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	2,309	426,241
CubeSmart (Equity Real Estate Investment Trusts)	1,169	60,823
Cullen/Frost Bankers, Inc. (Banks)	304	42,077
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,516	214,969
Discover Financial Services (Consumer Finance)	1,538	169,472
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	938	31,348
Duke Realty Corp. (Equity Real Estate Investment Trusts)	2,034	118,094
East West Bancorp, Inc. (Banks)	758	59,897
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	217	44,112
Enstar Group, Ltd.* (Insurance)	66	17,236
Equinix, Inc. (Equity Real Estate Investment Trusts)	481	356,719
Equitable Holdings, Inc. (Diversified Financial Services)	2,011	62,160
Equity Commonwealth* (Equity Real Estate Investment Trusts)	604	17,039
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts)	922	70,515
Equity Residential (Equity Real Estate Investment Trusts)	1,825	164,104
Erie Indemnity Co. - Class A (Insurance)	134	23,601
Essent Group, Ltd. (Thrifts & Mortgage Finance)	590	24,314
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	349	120,573
Everest Re Group, Ltd. (Insurance)	210	63,290
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	715	147,004
F.N.B. Corp. (Banks)	1,816	22,609

:: ProFund VP Financials :: March 31, 2022

Common Stocks, continued

	Shares	Value
FactSet Research Systems, Inc. (Capital Markets)	202	$87,698
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	378	46,142
Federated Hermes, Inc. - Class B (Capital Markets)	517	17,609
Fifth Third Bancorp (Banks)	3,653	157,225
First American Financial Corp. (Insurance)	586	37,985
First Citizens BancShares, Inc. - Class A (Banks)	71	47,258
First Financial Bankshares, Inc. (Banks)	685	30,222
First Horizon Corp. (Banks)	2,853	67,026
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	696	43,089
First Republic Bank (Banks)	958	155,292
FirstCash Holdings, Inc. (Consumer Finance)	215	15,123
FNF Group (Insurance)	1,520	74,237
Franklin Resources, Inc. (Capital Markets)	1,503	41,964
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	1,256	58,944
Glacier Bancorp, Inc. (Banks)	579	29,112
Globe Life, Inc. (Insurance)	496	49,898
Hartford Financial Services Group, Inc. (Insurance)	1,789	128,468
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	789	21,682
Healthcare Trust of America, Inc. - Class A (Equity Real Estate Investment Trusts)	1,180	36,981
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	2,881	98,905
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	561	25,660
Home BancShares, Inc. (Banks)	805	18,193
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	3,814	74,106
Houlihan Lokey, Inc. (Capital Markets)	270	23,706
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	815	22,616
Huntington Bancshares, Inc. (Banks)	7,681	112,296
Interactive Brokers Group, Inc. (Capital Markets)	466	30,714
Intercontinental Exchange, Inc. (Capital Markets)	3,002	396,624
Invesco, Ltd. (Capital Markets)	1,824	42,061
Invitation Homes, Inc. (Equity Real Estate Investment Trusts)	3,188	128,094
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	1,547	85,719
Jackson Financial, Inc. - Class A (Diversified Financial Services)	497	21,982
Janus Henderson Group PLC (Capital Markets)	903	31,623
JBG Smith Properties (Equity Real Estate Investment Trusts)	610	17,824
Jefferies Financial Group, Inc. (Diversified Financial Services)	1,034	33,967
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	269	64,415
JPMorgan Chase & Co. (Banks)	15,787	2,152,083
Kemper Corp. (Insurance)	320	18,093
KeyCorp (Banks)	4,961	111,027
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	562	42,948
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	3,294	81,362
KKR & Co., Inc. (Capital Markets)	3,125	182,719
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	463	53,791
Lazard, Ltd. - Class A (Capital Markets)	602	20,769
Life Storage, Inc. (Equity Real Estate Investment Trusts)	438	61,508
Lincoln National Corp. (Insurance)	889	58,105
Loews Corp. (Insurance)	1,048	67,931
LPL Financial Holdings, Inc. (Capital Markets)	428	78,187
LXP Industrial Trust (Equity Real Estate Investment Trusts)	1,511	23,723
M&T Bank Corp. (Banks)	687	116,447
Markel Corp.* (Insurance)	73	107,693
MarketAxess Holdings, Inc. (Capital Markets)	203	69,061
Marsh & McLennan Cos., Inc. (Insurance)	2,697	459,622
Mastercard, Inc. - Class A (IT Services)	4,610	1,647,522
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	3,188	67,394
Mercury General Corp. (Insurance)	142	7,810
MetLife, Inc. (Insurance)	3,749	263,480
MGIC Investment Corp. (Thrifts & Mortgage Finance)	1,712	23,198
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	616	129,021
Moody's Corp. (Capital Markets)	864	291,522
Morgan Stanley (Capital Markets)	7,574	661,968
Morningstar, Inc. (Capital Markets)	127	34,693
MSCI, Inc. - Class A (Capital Markets)	434	218,250
Nasdaq, Inc. (Capital Markets)	625	111,375
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	246	14,516
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	938	42,154
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	438	27,489
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	2,495	27,395
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	2,485	26,638
Northern Trust Corp. (Capital Markets)	1,110	129,260
Old Republic International Corp. (Insurance)	1,525	39,452
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	1,277	39,791
Onemain Holdings, Inc. (Consumer Finance)	578	27,403
Opendoor Technologies, Inc.* (Real Estate Management & Development)	2,080	17,992
Orion Office REIT, Inc. (Equity Real Estate Investment Trusts)	303	4,242
People's United Financial, Inc. (Banks)	2,286	45,697
Physicians Realty Trust (Equity Real Estate Investment Trusts)	1,177	20,645
Pinnacle Financial Partners, Inc. (Banks)	407	37,477
Popular, Inc. (Banks)	427	34,903
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	369	19,457

March 31, 2022 :: ProFund VP Financials ::

Common Stocks, continued

	Shares	Value

Primerica, Inc. (Insurance)	211	$28,869
Principal Financial Group, Inc. (Insurance)	1,297	95,213
PROG Holdings, Inc.* (Consumer Finance)	303	8,717
Prologis, Inc. (Equity Real Estate Investment Trusts)	3,954	638,492
Prosperity Bancshares, Inc. (Banks)	492	34,135
Prudential Financial, Inc. (Insurance)	2,019	238,585
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	107	17,985
Public Storage (Equity Real Estate Investment Trusts)	815	318,078
Radian Group, Inc. (Thrifts & Mortgage Finance)	958	21,277
Raymond James Financial, Inc. (Capital Markets)	998	109,690
Rayonier, Inc. (Equity Real Estate Investment Trusts)	776	31,909
Realty Income Corp. (Equity Real Estate Investment Trusts)	3,023	209,494
Redfin Corp.* (Real Estate Management & Development)	564	10,175
Regency Centers Corp. (Equity Real Estate Investment Trusts)	823	58,713
Regions Financial Corp. (Banks)	5,033	112,035
Reinsurance Group of America, Inc. (Insurance)	359	39,296
RenaissanceRe Holdings, Ltd. (Insurance)	235	37,250
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	856	63,849
RLI Corp. (Insurance)	213	23,564
Robinhood Markets, Inc.* - Class A (Capital Markets)	316	4,269
Rocket Cos., Inc. - Class A (Thrifts & Mortgage Finance)	722	8,029
Ryan Specialty Group Holdings, Inc.* - Class A (Insurance)	311	12,064
S&P Global, Inc. (Capital Markets)	1,892	776,060
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	1,222	18,196
SBA Communications Corp. (Equity Real Estate Investment Trusts)	581	199,922
SEI Investments Co. (Capital Markets)	563	33,898
Selective Insurance Group, Inc. (Insurance)	322	28,774
Signature Bank (Banks)	335	98,319
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	1,755	230,888
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	343	27,845
SLM Corp. (Consumer Finance)	1,490	27,356
SoFi Technologies, Inc.* (Consumer Finance)	3,450	32,603
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	682	31,386
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	943	38,993
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,627	39,325
State Street Corp. (Capital Markets)	1,955	170,320
Stifel Financial Corp. (Capital Markets)	559	37,956
STORE Capital Corp. (Equity Real Estate Investment Trusts)	1,311	38,321
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	620	108,680
SVB Financial Group* (Banks)	314	175,667
Synchrony Financial (Consumer Finance)	2,785	96,946
Synovus Financial Corp. (Banks)	774	37,926
T. Rowe Price Group, Inc. (Capital Markets)	1,224	185,057
TFS Financial Corp. (Thrifts & Mortgage Finance)	256	4,250
The Allstate Corp. (Insurance)	1,498	207,488
The Bank of New York Mellon Corp. (Capital Markets)	3,952	196,138
The Carlyle Group, Inc. (Capital Markets)	743	36,340
The Charles Schwab Corp. (Capital Markets)	8,031	677,093
The Goldman Sachs Group, Inc. (Capital Markets)	1,813	598,471
The Hanover Insurance Group, Inc. (Insurance)	190	28,409
The Howard Hughes Corp.* (Real Estate Management & Development)	221	22,898
The PNC Financial Services Group, Inc. (Banks)	2,243	413,721
The Progressive Corp. (Insurance)	3,122	355,877
The Travelers Cos., Inc. (Insurance)	1,289	235,539
Tradeweb Markets, Inc. - Class A (Capital Markets)	562	49,383
Truist Financial Corp. (Banks)	7,131	404,328
U.S. Bancorp (Banks)	7,214	383,424
UDR, Inc. (Equity Real Estate Investment Trusts)	1,598	91,677
UMB Financial Corp. (Banks)	230	22,347
Umpqua Holdings Corp. (Banks)	1,157	21,821
United Bankshares, Inc. (Banks)	729	25,428
Unum Group (Insurance)	1,093	34,440
Upstart Holdings, Inc.* (Consumer Finance)	263	28,691
UWM Holdings Corp. (Thrifts & Mortgage Finance)	467	2,116
Valley National Bancorp (Banks)	2,252	29,321
Ventas, Inc. (Equity Real Estate Investment Trusts)	2,132	131,672
VICI Properties, Inc. (Equity Real Estate Investment Trusts)	3,360	95,626
Virtu Financial, Inc. - Class A (Capital Markets)	440	16,377
Visa, Inc. - Class A (IT Services)	8,859	1,964,660
Vornado Realty Trust (Equity Real Estate Investment Trusts)	850	38,522
Voya Financial, Inc. (Diversified Financial Services)	577	38,284
W.R. Berkley Corp. (Insurance)	1,118	74,414
Webster Financial Corp. (Banks)	961	53,931
Wells Fargo & Co. (Banks)	20,759	1,005,981
Welltower, Inc. (Equity Real Estate Investment Trusts)	2,325	223,526
Western Alliance Bancorp (Banks)	569	47,125
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	3,992	151,297
White Mountains Insurance Group, Ltd. (Insurance)	16	18,180
Willis Towers Watson PLC (Insurance)	653	154,252
Wintrust Financial Corp. (Banks)	304	28,251

:: ProFund VP Financials :: March 31, 2022

Common Stocks, continued

	Shares	Value
WP Carey, Inc. (Equity Real Estate Investment Trusts)	1,018	$82,295
Zillow Group, Inc.* - Class A (Real Estate Management & Development)	197	9,501
Zillow Group, Inc.* - Class C (Real Estate Management & Development)	889	43,819
Zions Bancorp (Banks)	810	53,104
TOTAL COMMON STOCKS (Cost $11,869,742)		37,796,068

Repurchase Agreements(a) (1.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.16%-0.21%, dated 3/31/22, due 4/1/22, total to be received $375,002	$375,000	$375,000
TOTAL REPURCHASE AGREEMENTS (Cost $375,000)		375,000
TOTAL INVESTMENT SECURITIES (Cost $12,244,742) - 100.1%		38,171,068
Net other assets (liabilities) - (0.1)%		(55,693)
NET ASSETS - 100.0%		$38,115,375

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Financials Index	Goldman Sachs International	4/25/22	0.93%	$311,295	$11,921

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Financials invested in the following industries as of March 31, 2022:

	Value	% of Net Assets
Banks	$8,568,372	22.4%
Capital Markets	7,276,171	19.0%
Consumer Finance	1,413,354	3.7%
Diversified Financial Services	3,731,838	9.8%
Equity Real Estate Investment Trusts	7,327,808	19.2%
Insurance	5,095,529	13.4%
IT Services	3,612,182	9.5%
Mortgage Real Estate Investment Trusts	186,798	0.5%
Professional Services	140,547	0.4%
Real Estate Management & Development	333,647	0.9%
Thrifts & Mortgage Finance	109,822	0.3%
Other**	319,307	0.9%
Total	$38,115,375	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2022 :: ProFund VP Health Care ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (96.4%)

	Shares	Value
10X Genomics, Inc.* - Class A (Life Sciences Tools & Services)	797	$60,628
1Life Healthcare, Inc.* (Health Care Providers & Services)	1,478	16,376
Abbott Laboratories (Health Care Equipment & Supplies)	15,387	1,821,204
AbbVie, Inc. (Biotechnology)	15,383	2,493,737
ABIOMED, Inc.* (Health Care Equipment & Supplies)	396	131,171
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	783	51,310
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	1,021	24,729
Agilent Technologies, Inc. (Life Sciences Tools & Services)	2,614	345,911
agilon health, Inc.* (Health Care Providers & Services)	411	10,419
Agios Pharmaceuticals, Inc.* (Biotechnology)	473	13,769
Align Technology, Inc.* (Health Care Equipment & Supplies)	638	278,168
Alkermes PLC* (Biotechnology)	1,407	37,018
Allogene Therapeutics, Inc.* (Biotechnology)	645	5,876
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	1,046	170,801
Amedisys, Inc.* (Health Care Providers & Services)	284	48,930
American Well Corp.* - Class A (Health Care Technology)	1,702	7,165
Amgen, Inc. (Biotechnology)	4,901	1,185,160
Anthem, Inc. (Health Care Providers & Services)	2,112	1,037,457
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	918	42,219
Avantor, Inc.* (Life Sciences Tools & Services)	5,303	179,347
Azenta, Inc. (Semiconductors & Semiconductor Equipment)	652	54,038
Baxter International, Inc. (Health Care Equipment & Supplies)	4,357	337,842
Beam Therapeutics, Inc.* (Biotechnology)	391	22,404
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	2,478	659,148
Berkeley Lights, Inc.* (Life Sciences Tools & Services)	364	2,588
Biogen, Inc.* (Biotechnology)	1,278	269,147
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	534	63,316
BioMarin Pharmaceutical, Inc.* (Biotechnology)	1,598	123,206
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	188	105,887
Bio-Techne Corp. (Life Sciences Tools & Services)	342	148,100
Blueprint Medicines Corp.* (Biotechnology)	512	32,707
Boston Scientific Corp.* (Health Care Equipment & Supplies)	12,400	549,196
Bridgebio Pharma, Inc.* (Biotechnology)	935	9,490
Bristol-Myers Squibb Co. (Pharmaceuticals)	18,967	1,385,160
Bruker Corp. (Life Sciences Tools & Services)	884	56,841
Catalent, Inc.* (Pharmaceuticals)	1,558	172,782
Centene Corp.* (Health Care Providers & Services)	5,077	427,433
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	439	124,663
Chemed Corp. (Health Care Providers & Services)	134	67,878
Cigna Corp. (Health Care Providers & Services)	2,810	673,304
Covetrus, Inc.* (Health Care Providers & Services)	899	15,094
CRISPR Therapeutics AG* (Biotechnology)	613	38,478
CVS Health Corp. (Health Care Providers & Services)	11,421	1,155,919
Danaher Corp. (Health Care Equipment & Supplies)	5,537	1,624,167
DaVita, Inc.* (Health Care Providers & Services)	536	60,627
Denali Therapeutics, Inc.* (Biotechnology)	808	25,993
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	1,902	93,616
DexCom, Inc.* (Health Care Equipment & Supplies)	843	431,279
Doximity, Inc.* - Class A (Health Care Technology)	806	41,985
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	5,433	639,573
Elanco Animal Health, Inc.* (Pharmaceuticals)	4,117	107,413
Eli Lilly & Co. (Pharmaceuticals)	6,909	1,978,530
Emergent BioSolutions, Inc.* (Biotechnology)	417	17,122
Encompass Health Corp. (Health Care Providers & Services)	866	61,581
Envista Holdings Corp.* (Health Care Equipment & Supplies)	1,404	68,389
Exact Sciences Corp.* (Biotechnology)	1,511	105,649
Exelixis, Inc.* (Biotechnology)	2,751	62,365
Fate Therapeutics, Inc.* (Biotechnology)	706	27,372
Gilead Sciences, Inc. (Biotechnology)	10,915	648,897
Globus Medical, Inc.* (Health Care Equipment & Supplies)	688	50,761
GoodRx Holdings, Inc.* - Class A (Health Care Technology)	597	11,540
Guardant Health, Inc.* (Health Care Providers & Services)	885	58,622
Haemonetics Corp.* (Health Care Equipment & Supplies)	445	28,133
Halozyme Therapeutics, Inc.* (Biotechnology)	1,225	48,853
HCA Healthcare, Inc. (Health Care Providers & Services)	2,084	522,292
HealthEquity, Inc.* (Health Care Providers & Services)	727	49,029
Henry Schein, Inc.* (Health Care Providers & Services)	1,207	105,238

:: ProFund VP Health Care :: March 31, 2022

Common Stocks, continued

	Shares	Value
Hologic, Inc.* (Health Care Equipment & Supplies)	2,175	$167,084
Horizon Therapeutics PLC* (Pharmaceuticals)	1,974	207,685
Humana, Inc. (Health Care Providers & Services)	1,118	486,520
ICU Medical, Inc.* (Health Care Equipment & Supplies)	174	38,739
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	738	403,730
Illumina, Inc.* (Life Sciences Tools & Services)	1,360	475,183
Incyte Corp.* (Biotechnology)	1,637	130,011
Insulet Corp.* (Health Care Equipment & Supplies)	600	159,834
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	634	40,741
Intellia Therapeutics, Inc.* (Biotechnology)	602	43,747
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	3,113	939,130
Invitae Corp.* (Biotechnology)	1,812	14,442
Ionis Pharmaceuticals, Inc.* (Biotechnology)	1,229	45,522
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	1,662	384,271
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	535	83,283
Johnson & Johnson (Pharmaceuticals)	22,908	4,059,985
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	810	213,565
LHC Group, Inc.* (Health Care Providers & Services)	276	46,534
Maravai LifeSciences Holdings, Inc.* - Class A (Life Sciences Tools & Services)	950	33,507
Masimo Corp.* (Health Care Equipment & Supplies)	442	64,329
McKesson Corp. (Health Care Providers & Services)	1,303	398,887
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	250	40,898
Medtronic PLC (Health Care Equipment & Supplies)	11,700	1,298,115
Merck & Co., Inc. (Pharmaceuticals)	21,980	1,803,459
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	200	274,638
Mirati Therapeutics, Inc.* (Biotechnology)	432	35,519
Moderna, Inc.* (Biotechnology)	3,069	528,666
Molina Healthcare, Inc.* (Health Care Providers & Services)	508	169,464
Natera, Inc.* (Biotechnology)	765	31,120
Nektar Therapeutics* (Pharmaceuticals)	1,606	8,656
Neogen Corp.* (Health Care Equipment & Supplies)	938	28,928
NeoGenomics, Inc.* (Life Sciences Tools & Services)	1,071	13,013
Neurocrine Biosciences, Inc.* (Biotechnology)	825	77,344
Novavax, Inc.* (Biotechnology)	658	48,462
Novocure, Ltd.* (Health Care Equipment & Supplies)	777	64,374
NuVasive, Inc.* (Health Care Equipment & Supplies)	450	25,515
Oak Street Health, Inc.* (Health Care Providers & Services)	1,216	32,686
Organon & Co. (Pharmaceuticals)	2,206	77,056
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	1,920	17,472
Penumbra, Inc.* (Health Care Equipment & Supplies)	306	67,972
Perrigo Co. PLC (Pharmaceuticals)	1,164	44,733
Pfizer, Inc. (Pharmaceuticals)	48,841	2,528,499
Premier, Inc. (Health Care Providers & Services)	1,036	36,871
Quest Diagnostics, Inc. (Health Care Providers & Services)	1,035	141,650
Quidel Corp.* (Health Care Equipment & Supplies)	330	37,112
R1 RCM, Inc.* (Health Care Providers & Services)	1,162	31,095
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	929	648,832
Repligen Corp.* (Biotechnology)	447	84,076
ResMed, Inc. (Health Care Equipment & Supplies)	1,272	308,473
Royalty Pharma PLC - Class A (Pharmaceuticals)	3,102	120,854
Sarepta Therapeutics, Inc.* (Biotechnology)	758	59,215
Seagen, Inc.* (Biotechnology)	1,166	167,962
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	307	63,660
Signify Health, Inc.* - Class A (Health Care Providers & Services)	208	3,775
Sotera Health Co.* (Life Sciences Tools & Services)	862	18,671
STAAR Surgical Co.* (Health Care Equipment & Supplies)	414	33,083
STERIS PLC (Health Care Equipment & Supplies)	871	210,582
Stryker Corp. (Health Care Equipment & Supplies)	2,921	780,929
Syneos Health, Inc.* (Life Sciences Tools & Services)	902	73,017
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	553	64,308
Teladoc Health, Inc.* (Health Care Technology)	1,393	100,477
Teleflex, Inc. (Health Care Equipment & Supplies)	408	144,771
Tenet Healthcare Corp.* (Health Care Providers & Services)	932	80,115
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	429	179,146
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	3,429	2,025,338
Twist Bioscience Corp.* (Biotechnology)	468	23,110
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	593	43,064
United Therapeutics Corp.* (Biotechnology)	392	70,329
UnitedHealth Group, Inc. (Health Care Providers & Services)	8,196	4,179,715
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	636	92,188
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,215	578,049
Viatris, Inc. (Pharmaceuticals)	10,525	114,512
Vir Biotechnology, Inc.* (Biotechnology)	638	16,409
Waters Corp.* (Life Sciences Tools & Services)	531	164,817
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	645	264,908

March 31, 2022 :: ProFund VP Health Care ::

Common Stocks, continued

	Shares	Value
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	1,818	$232,522
Zimvie, Inc.* (Health Care Equipment & Supplies)	182	4,157
Zoetis, Inc. (Pharmaceuticals)	4,117	776,425
TOTAL COMMON STOCKS
(Cost $11,705,068)		48,952,577

Repurchase Agreements(a) (2.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.16%-0.21%, dated 3/31/22, due 4/1/22, total to be received $1,174,006	$1,174,000	$1,174,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,174,000)		1,174,000
TOTAL INVESTMENT SECURITIES
(Cost $12,879,068) - 98.7%		50,126,577
Net other assets (liabilities) - 1.3%		671,022
NET ASSETS - 100.0%		$50,797,599

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

:: ProFund VP Health Care :: March 31, 2022

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Health Care Index	Goldman Sachs International	4/25/22	0.93%	$1,917,175	$51,307

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Health Care invested in the following industries as of March 31, 2022:

	Value	% of Net Assets
Biotechnology	$8,114,187	16.0%
Health Care Equipment & Supplies	12,334,789	24.3%
Health Care Providers & Services	10,274,574	20.2%
Health Care Technology	161,167	0.3%
Life Sciences Tools & Services	4,544,790	8.9%
Pharmaceuticals	13,469,032	26.6%
Semiconductors & Semiconductor Equipment	54,038	0.1%
Other**	1,845,022	3.6%
Total	$50,797,599	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2022 :: ProFund VP Industrials ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.6%)

	Shares	Value
3M Co. (Industrial Conglomerates)	1,832	$272,748
A.O. Smith Corp. (Building Products)	422	26,962
Accenture PLC - Class A (IT Services)	2,027	683,565
Acuity Brands, Inc. (Electrical Equipment)	113	21,391
Advanced Drainage Systems, Inc. (Building Products)	182	21,623
AECOM (Construction & Engineering)	453	34,795
Affirm Holdings, Inc.* (IT Services)	521	24,112
AGCO Corp. (Machinery)	196	28,622
Air Lease Corp. (Trading Companies & Distributors)	344	15,360
Alight, Inc.* - Class A (Professional Services)	787	7,831
Allegion PLC (Building Products)	288	31,617
Allison Transmission Holdings, Inc. (Machinery)	334	13,113
Amcor PLC (Containers & Packaging)	4,852	54,973
AMETEK, Inc. (Electrical Equipment)	741	98,686
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	1,920	144,672
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	123	12,627
AptarGroup, Inc. (Containers & Packaging)	211	24,793
Ardagh Metal Packaging SA* (Containers & Packaging)	500	4,065
Armstrong World Industries, Inc. (Building Products)	153	13,772
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	219	25,980
ASGN, Inc.* (Professional Services)	167	19,491
Automatic Data Processing, Inc. (IT Services)	1,347	306,496
Avery Dennison Corp. (Containers & Packaging)	265	46,102
Avnet, Inc. (Electronic Equipment, Instruments & Components)	318	12,908
Axon Enterprise, Inc.* (Aerospace & Defense)	220	30,301
Ball Corp. (Containers & Packaging)	1,039	93,511
Berry Global Group, Inc.* (Containers & Packaging)	433	25,097
Booz Allen Hamilton Holding Corp. (Professional Services)	428	37,596
Broadridge Financial Solutions, Inc. (IT Services)	374	58,236
Builders FirstSource, Inc.* (Building Products)	614	39,628
BWX Technologies, Inc. (Aerospace & Defense)	295	15,889
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	417	44,915
CACI International, Inc.* - Class A (Professional Services)	75	22,595
Carlisle Cos., Inc. (Industrial Conglomerates)	168	41,315
Carrier Global Corp. (Building Products)	2,743	125,821
Caterpillar, Inc. (Machinery)	1,734	386,371
ChargePoint Holdings, Inc.* (Electrical Equipment)	562	11,173
Chart Industries, Inc.* (Machinery)	115	19,754
Cimpress PLC* (Commercial Services & Supplies)	63	4,006
Cintas Corp. (Commercial Services & Supplies)	283	120,385
Clarivate PLC* (Professional Services)	1,276	21,386
Clean Harbors, Inc.* (Commercial Services & Supplies)	160	17,862
Cognex Corp. (Electronic Equipment, Instruments & Components)	566	43,667
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	80	21,869
Colfax Corp.* (Machinery)	436	17,348
Concentrix Corp. (IT Services)	138	22,985
Core & Main, Inc.* - Class A (Trading Companies & Distributors)	182	4,403
Corning, Inc. (Electronic Equipment, Instruments & Components)	2,395	88,399
Crane Co. (Machinery)	160	17,325
Crown Holdings, Inc. (Containers & Packaging)	404	50,536
CSX Corp. (Road & Rail)	7,111	266,306
Cummins, Inc. (Machinery)	457	93,735
Curtiss-Wright Corp. (Aerospace & Defense)	125	18,770
Deere & Co. (Machinery)	899	373,499
Donaldson Co., Inc. (Machinery)	396	20,564
Dover Corp. (Machinery)	462	72,488
Dun & Bradstreet Holdings, Inc.* (Professional Services)	483	8,462
Eagle Materials, Inc. (Construction Materials)	126	16,173
Eaton Corp. PLC (Electrical Equipment)	1,278	193,950
EMCOR Group, Inc. (Construction & Engineering)	171	19,260
Emerson Electric Co. (Electrical Equipment)	1,904	186,687
EnerSys (Electrical Equipment)	132	9,843
Equifax, Inc. (Professional Services)	392	92,943
Euronet Worldwide, Inc.* (IT Services)	169	21,995
Expeditors International of Washington, Inc. (Air Freight & Logistics)	543	56,016
Fastenal Co. (Trading Companies & Distributors)	1,845	109,592
FedEx Corp. (Air Freight & Logistics)	781	180,716
Fidelity National Information Services, Inc. (IT Services)	1,952	196,020
Fiserv, Inc.* (IT Services)	1,905	193,167
FleetCor Technologies, Inc.* (IT Services)	260	64,756
Flowserve Corp. (Machinery)	418	15,006
Fortive Corp. (Machinery)	1,149	70,009
Fortune Brands Home & Security, Inc. (Building Products)	435	32,312
FTI Consulting, Inc.* (Professional Services)	110	17,294
Gates Industrial Corp. PLC* (Machinery)	307	4,623

:: ProFund VP Industrials :: March 31, 2022

Common Stocks, continued

	Shares	Value
Generac Holdings, Inc.* (Electrical Equipment)	202	$60,047
General Dynamics Corp. (Aerospace & Defense)	739	178,232
General Electric Co. (Industrial Conglomerates)	3,525	322,538
Genpact, Ltd. (IT Services)	547	23,800
Global Payments, Inc. (IT Services)	913	124,935
Graco, Inc. (Machinery)	545	37,997
Graphic Packaging Holding Co. (Containers & Packaging)	905	18,136
GXO Logistics, Inc.* (Air Freight & Logistics)	316	22,543
HEICO Corp. (Aerospace & Defense)	136	20,881
HEICO Corp. - Class A (Aerospace & Defense)	240	30,439
Hertz Global Holdings, Inc.* (Road & Rail)	181	4,009
Hexcel Corp. (Aerospace & Defense)	269	15,997
Honeywell International, Inc. (Industrial Conglomerates)	2,199	427,880
Howmet Aerospace, Inc. (Aerospace & Defense)	1,216	43,703
Hubbell, Inc. (Electrical Equipment)	175	32,160
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	128	25,528
IDEX Corp. (Machinery)	244	46,782
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	341	24,719
Illinois Tool Works, Inc. (Machinery)	916	191,810
Ingersoll Rand, Inc. (Machinery)	1,307	65,807
Insperity, Inc. (Professional Services)	115	11,548
International Paper Co. (Containers & Packaging)	1,242	57,318
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	115	12,622
Itron, Inc.* (Electronic Equipment, Instruments & Components)	145	7,639
ITT, Inc. (Machinery)	274	20,608
J.B. Hunt Transport Services, Inc. (Road & Rail)	269	54,013
Jabil, Inc. (Electronic Equipment, Instruments & Components)	460	28,396
Jack Henry & Associates, Inc. (IT Services)	233	45,913
Jacobs Engineering Group, Inc. (Professional Services)	414	57,053
Johnson Controls International PLC (Building Products)	2,253	147,728
KBR, Inc. (Professional Services)	450	24,629
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	587	92,728
Kirby Corp.* (Marine)	192	13,860
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	532	26,845
L3Harris Technologies, Inc. (Aerospace & Defense)	630	156,536
Landstar System, Inc. (Road & Rail)	120	18,100
Leidos Holdings, Inc. (Professional Services)	450	48,609
Lennox International, Inc. (Building Products)	108	27,849
Lincoln Electric Holdings, Inc. (Machinery)	189	26,046
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	79	19,703
Lockheed Martin Corp. (Aerospace & Defense)	777	342,968
Louisiana-Pacific Corp. (Paper & Forest Products)	282	17,518
ManpowerGroup, Inc. (Professional Services)	174	16,342
Marqeta, Inc.* - Class A (IT Services)	744	8,214
Martin Marietta Materials, Inc. (Construction Materials)	200	76,978
Masco Corp. (Building Products)	770	39,270
MasTec, Inc.* (Construction & Engineering)	189	16,462
MAXIMUS, Inc. (IT Services)	198	14,840
MDU Resources Group, Inc. (Multi-Utilities)	652	17,376
Mercury Systems, Inc.* (Aerospace & Defense)	182	11,730
MSA Safety, Inc. (Commercial Services & Supplies)	117	15,526
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	152	12,952
National Instruments Corp. (Electronic Equipment, Instruments & Components)	423	17,170
Nielsen Holdings PLC (Professional Services)	1,150	31,326
Nikola Corp.* (Machinery)	664	7,111
Nordson Corp. (Machinery)	174	39,512
Norfolk Southern Corp. (Road & Rail)	769	219,334
Northrop Grumman Corp. (Aerospace & Defense)	470	210,193
nVent Electric PLC (Electrical Equipment)	539	18,746
Old Dominion Freight Line, Inc. (Road & Rail)	298	89,007
Oshkosh Corp. (Machinery)	214	21,539
Otis Worldwide Corp. (Machinery)	1,362	104,806
Owens Corning (Building Products)	323	29,555
PACCAR, Inc. (Machinery)	1,114	98,110
Packaging Corp. of America (Containers & Packaging)	304	47,457
Parker-Hannifin Corp. (Machinery)	412	116,909
Paychex, Inc. (IT Services)	1,030	140,564
PayPal Holdings, Inc.* (IT Services)	3,736	432,068
Pentair PLC (Machinery)	531	28,786
PerkinElmer, Inc. (Life Sciences Tools & Services)	404	70,482
Quanta Services, Inc. (Construction & Engineering)	457	60,145
Raytheon Technologies Corp. (Aerospace & Defense)	4,785	474,051
RBC Bearings, Inc.* (Machinery)	92	17,837
Regal Rexnord Corp. (Electrical Equipment)	218	32,434
Republic Services, Inc. (Commercial Services & Supplies)	669	88,643
Robert Half International, Inc. (Professional Services)	351	40,077
Rockwell Automation, Inc. (Electrical Equipment)	372	104,171
Roper Technologies, Inc. (Industrial Conglomerates)	338	159,614
Saia, Inc.* (Road & Rail)	85	20,725
Science Applications International Corp. (Professional Services)	183	16,867
Sealed Air Corp. (Containers & Packaging)	475	31,806
Sensata Technologies Holding PLC* (Electrical Equipment)	505	25,679

March 31, 2022 :: ProFund VP Industrials ::

Common Stocks, continued

	Shares	Value
Shift4 Payments, Inc.* - Class A (IT Services)	165	$10,218
Shoals Technologies Group, Inc.* - Class A (Electrical Equipment)	334	5,691
Silgan Holdings, Inc. (Containers & Packaging)	269	12,436
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	144	23,283
Snap-on, Inc. (Machinery)	171	35,137
Sonoco Products Co. (Containers & Packaging)	315	19,706
Square, Inc.* - Class A (IT Services)	1,607	217,909
Stericycle, Inc.* (Commercial Services & Supplies)	294	17,322
Sunrun, Inc.* (Electrical Equipment)	663	20,135
TaskUS, Inc.* - Class A (IT Services)	87	3,346
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	1,044	136,743
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	150	70,895
Tetra Tech, Inc. (Commercial Services & Supplies)	173	28,535
Textron, Inc. (Aerospace & Defense)	706	52,512
The Boeing Co.* (Aerospace & Defense)	1,757	336,466
The Middleby Corp.* (Machinery)	179	29,345
The Sherwin-Williams Co. (Chemicals)	773	192,956
The Timken Co. (Machinery)	222	13,475
The Toro Co. (Machinery)	336	28,725
The Western Union Co. (IT Services)	1,263	23,669
Toast, Inc.* - Class A (IT Services)	236	5,128
Trane Technologies PLC (Building Products)	749	114,372
TransDigm Group, Inc.* (Aerospace & Defense)	169	110,110
TransUnion (Professional Services)	614	63,451
Trex Co., Inc.* (Building Products)	369	24,107
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	805	58,073
TriNet Group, Inc.* (Professional Services)	129	12,688
TuSimple Holdings, Inc.* - Class A (Road & Rail)	108	1,318
Union Pacific Corp. (Road & Rail)	2,042	557,894
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	2,338	501,407
United Rentals, Inc.* (Trading Companies & Distributors)	232	82,409
Univar Solutions, Inc.* (Trading Companies & Distributors)	548	17,613
Upwork, Inc.* (Professional Services)	386	8,971
Valmont Industries, Inc. (Construction & Engineering)	68	16,225
Verisk Analytics, Inc. (Professional Services)	517	110,963
Vertiv Holdings Co. (Electrical Equipment)	975	13,650
Virgin Galactic Holdings, Inc.* (Aerospace & Defense)	569	5,622
Vontier Corp. (Electronic Equipment, Instruments & Components)	542	13,761
Vulcan Materials Co. (Construction Materials)	426	78,257
W.W. Grainger, Inc. (Trading Companies & Distributors)	139	71,695
Waste Management, Inc. (Commercial Services & Supplies)	1,234	195,589
Watsco, Inc. (Trading Companies & Distributors)	106	32,292
Westinghouse Air Brake Technologies Corp. (Machinery)	599	57,606
WestRock Co. (Containers & Packaging)	844	39,693
WEX, Inc.* (IT Services)	144	25,697
WillScot Mobile Mini Holdings Corp.* (Construction & Engineering)	716	28,017
Woodward, Inc. (Machinery)	202	25,232
XPO Logistics, Inc.* (Air Freight & Logistics)	317	23,078
Xylem, Inc. (Machinery)	578	49,280
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	170	70,329
Zurn Water Solutions Corp. (Building Products)	403	14,266
TOTAL COMMON STOCKS
(Cost $4,283,140)		15,370,746

Repurchase Agreements(a) (0.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.16%-0.21%, dated 3/31/22, due 4/1/22, total to be received $100,001	$100,000	$100,000
TOTAL REPURCHASE AGREEMENTS
(Cost $100,000)		100,000
TOTAL INVESTMENT SECURITIES
(Cost $4,383,140) - 100.2%		15,470,746
Net other assets (liabilities) - (0.2)%		(23,685)
NET ASSETS - 100.0%		$15,447,061

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

:: ProFund VP Industrials :: March 31, 2022

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Industrials Index	Goldman Sachs International	4/25/22	0.93%	$51,137	$466

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Industrials invested in the following industries as of March 31, 2022:

	Value	% of Net Assets
Aerospace & Defense	$2,079,928	13.5%
Air Freight & Logistics	828,675	5.4%
Building Products	688,882	4.5%
Chemicals	192,956	1.2%
Commercial Services & Supplies	487,868	3.2%
Construction & Engineering	174,904	1.1%
Construction Materials	171,408	1.1%
Containers & Packaging	525,629	3.5%
Electrical Equipment	834,443	5.4%
Electronic Equipment, Instruments & Components	890,273	5.8%
Industrial Conglomerates	1,224,095	7.9%
IT Services	2,647,633	17.1%
Life Sciences Tools & Services	70,482	0.5%
Machinery	2,194,917	14.2%
Marine	13,860	0.1%
Multi-Utilities	17,376	0.1%
Paper & Forest Products	17,518	0.1%
Professional Services	670,122	4.3%
Road & Rail	1,257,551	8.1%
Trading Companies & Distributors	382,226	2.5%
Other**	76,315	0.4%
Total	$15,447,061	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2022 :: ProFund VP International ::

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (100.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.16%-0.21%, dated 3/31/22, due 4/1/22, total to be received $10,748,059	$10,748,000	$10,748,000
TOTAL REPURCHASE AGREEMENTS
(Cost $10,748,000)		10,748,000
TOTAL INVESTMENT SECURITIES
(Cost $10,748,000) - 100.2%		10,748,000
Net other assets (liabilities) - (0.2)%		(20,149)
NET ASSETS - 100.0%		$10,727,851

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2022, the aggregate amount held in a segregated account was $1,547,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	4/27/22	0.83%	$5,161,279	$104
MSCI EAFE Index	UBS AG	4/27/22	1.13%	5,525,151	(819)
				$10,686,430	$(715)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2022 :: ProFund VP Internet ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.2%)

	Shares	Value
Airbnb, Inc.* - Class A (Hotels, Restaurants & Leisure)	2,474	$424,934
Akamai Technologies, Inc.* (IT Services)	2,113	252,271
Alphabet, Inc.* - Class A (Interactive Media & Services)	254	706,463
Alphabet, Inc.* - Class C (Interactive Media & Services)	234	653,560
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	424	1,382,219
Arista Networks, Inc.* (Communications Equipment)	2,300	319,654
Box, Inc.* - Class A (Software)	4,524	131,467
Ciena Corp.* (Communications Equipment)	2,910	176,433
Cisco Systems, Inc. (Communications Equipment)	11,820	659,084
Citrix Systems, Inc. (Software)	1,954	197,159
Cloudflare, Inc.* - Class A (Software)	2,832	338,990
CommScope Holding Co., Inc.* (Communications Equipment)	10,778	84,931
Coupa Software, Inc.* (Software)	1,447	147,059
Datadog, Inc.* - Class A (Software)	2,220	336,263
DocuSign, Inc.* (Software)	2,449	262,337
Dropbox, Inc.* (Software)	6,767	157,333
eBay, Inc. (Internet & Direct Marketing Retail)	5,715	327,241
Etsy, Inc.* (Internet & Direct Marketing Retail)	1,618	201,085
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	1,566	306,419
Fastly, Inc.* - Class A (IT Services)	5,515	95,851
GoDaddy, Inc.* - Class A (IT Services)	2,548	213,268
Juniper Networks, Inc. (Communications Equipment)	5,540	205,866
Match Group, Inc.* (Interactive Media & Services)	2,843	309,148
Meta Platforms, Inc.* - Class A (Interactive Media & Services)	4,268	949,032
Netflix, Inc.* (Entertainment)	1,557	583,237
Nutanix, Inc.* - Class A (Software)	5,645	151,399
Okta, Inc.* (IT Services)	1,580	238,517
Opendoor Technologies, Inc.* (Real Estate Management & Development)	14,265	123,392
PayPal Holdings, Inc.* (IT Services)	4,903	567,031
Pinterest, Inc.* - Class A (Interactive Media & Services)	8,327	204,927
Salesforce, Inc.* (Software)	3,031	643,541
Snap, Inc.* (Interactive Media & Services)	9,381	337,622
Snowflake, Inc.* - Class A (IT Services)	1,729	396,166
Teladoc Health, Inc.* (Health Care Technology)	2,777	200,305
Twitter, Inc.* (Interactive Media & Services)	8,128	314,472
Veeva Systems, Inc.* - Class A (Health Care Technology)	1,450	308,067
Vonage Holdings Corp.* (Software)	6,720	136,349
Workday, Inc.* - Class A (Software)	1,482	354,880
Zillow Group, Inc.* - Class A (Real Estate Management & Development)	649	31,301
Zillow Group, Inc.* - Class C (Real Estate Management & Development)	2,928	144,322
Zoom Video Communications, Inc.* - Class A (Software)	2,401	281,469
ZoomInfo Technologies, Inc.* - Class A (Interactive Media & Services)	4,139	247,264
TOTAL COMMON STOCKS
(Cost $7,187,730)		14,102,328

Repurchase Agreements(a) (1.9%)
	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.16%-0.21%, dated 3/31/22, due 4/1/22, total to be received $268,001	$268,000	$268,000
TOTAL REPURCHASE AGREEMENTS
(Cost $268,000)		268,000
TOTAL INVESTMENT SECURITIES
(Cost $7,455,730) - 101.1%		14,370,328
Net other assets (liabilities) - (1.1)%		(160,722)
NET ASSETS - 100.0%		$14,209,606

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

:: ProFund VP Internet :: March 31, 2022

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Internet Composite Index	Goldman Sachs International	4/25/22	0.93%	$229,341	$1,876

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Internet invested in the following industries as of March 31, 2022:

	Value	% of Net Assets
Communications Equipment	$1,445,968	10.2%
Entertainment	583,237	4.1%
Health Care Technology	508,372	3.6%
Hotels, Restaurants & Leisure	731,353	5.1%
Interactive Media & Services	3,722,488	26.2%
Internet & Direct Marketing Retail	1,910,545	13.5%
IT Services	1,763,104	12.4%
Real Estate Management & Development	299,015	2.1%
Software	3,138,246	22.0%
Other**	107,278	0.8%
Total	$14,209,606	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2022 :: ProFund VP Japan ::

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a) (95.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.16%-0.21%, dated 3/31/22, due 4/1/22, total to be received $6,451,035	$6,451,000	$6,451,000
TOTAL REPURCHASE AGREEMENTS
(Cost $6,451,000)		6,451,000
TOTAL INVESTMENT SECURITIES
(Cost $6,451,000) - 95.5%		6,451,000
Net other assets (liabilities) - 4.5%		300,721
NET ASSETS - 100.0%		$6,751,721

(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	48	6/10/22	$6,620,400	$443,763

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Stock Average	Goldman Sachs International	4/27/22	0.78%	$118,890	$(2,635)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2022 :: ProFund VP Large-Cap Growth ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.0%)
	Shares	Value
A.O. Smith Corp. (Building Products)	101	$6,453
Abbott Laboratories (Health Care Equipment & Supplies)	1,478	174,936
AbbVie, Inc. (Biotechnology)	1,507	244,300
ABIOMED, Inc.* (Health Care Equipment & Supplies)	40	13,250
Accenture PLC - Class A (IT Services)	579	195,256
Adobe, Inc.* (Software)	744	338,981
Advance Auto Parts, Inc. (Specialty Retail)	47	9,727
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	2,578	281,879
Agilent Technologies, Inc. (Life Sciences Tools & Services)	283	37,449
Akamai Technologies, Inc.* (IT Services)	108	12,894
Albemarle Corp. (Chemicals)	128	28,307
Align Technology, Inc.* (Health Care Equipment & Supplies)	115	50,140
Alphabet, Inc.* - Class A (Interactive Media & Services)	475	1,321,141
Alphabet, Inc.* - Class C (Interactive Media & Services)	437	1,220,537
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	690	2,249,366
American Express Co. (Consumer Finance)	427	79,849
American Tower Corp. (Equity Real Estate Investment Trusts)	366	91,947
Ameriprise Financial, Inc. (Capital Markets)	106	31,838
Amgen, Inc. (Biotechnology)	365	88,264
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	499	37,600
ANSYS, Inc.* (Software)	86	27,318
Aon PLC (Insurance)	203	66,103
APA Corp. (Oil, Gas & Consumable Fuels)	314	12,978
Apple, Inc. (Technology Hardware, Storage & Peripherals)	24,445	4,268,340
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,400	184,520
Aptiv PLC* (Auto Components)	175	20,949
Arista Networks, Inc.* (Communications Equipment)	353	49,060
Arthur J. Gallagher & Co. (Insurance)	143	24,968
Autodesk, Inc.* (Software)	223	47,800
Automatic Data Processing, Inc. (IT Services)	351	79,867
AutoZone, Inc.* (Specialty Retail)	34	69,516
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	93	23,098
Avery Dennison Corp. (Containers & Packaging)	65	11,308
Bank of America Corp. (Banks)	4,932	203,297
Bath & Body Works, Inc. (Specialty Retail)	266	12,715
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	19	10,701
Bio-Techne Corp. (Life Sciences Tools & Services)	62	26,848
BlackRock, Inc. - Class A (Capital Markets)	118	90,172
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	372	234,241
Broadridge Financial Solutions, Inc. (IT Services)	80	12,457
Brown & Brown, Inc. (Insurance)	256	18,501
Cadence Design Systems, Inc.* (Software)	437	71,869
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	215	16,632
Capital One Financial Corp. (Consumer Finance)	313	41,094
CarMax, Inc.* (Specialty Retail)	134	12,928
Catalent, Inc.* (Pharmaceuticals)	170	18,853
Cboe Global Markets, Inc. (Capital Markets)	98	11,213
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	264	24,161
CDW Corp. (Electronic Equipment, Instruments & Components)	128	22,898
Celanese Corp. (Chemicals)	73	10,430
Ceridian HCM Holding, Inc.* (Software)	86	5,879
CF Industries Holdings, Inc. (Chemicals)	202	20,818
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	79	22,434
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	31	49,043
Cincinnati Financial Corp. (Insurance)	111	15,092
Cintas Corp. (Commercial Services & Supplies)	63	26,800
Cisco Systems, Inc. (Communications Equipment)	2,992	166,834
Comerica, Inc. (Banks)	92	8,320
Copart, Inc.* (Commercial Services & Supplies)	227	28,482
Costco Wholesale Corp. (Food & Staples Retailing)	358	206,155
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	308	56,857
D.R. Horton, Inc. (Household Durables)	268	19,968
Danaher Corp. (Health Care Equipment & Supplies)	682	200,050
Deere & Co. (Machinery)	203	84,337
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	994	58,774
DexCom, Inc.* (Health Care Equipment & Supplies)	153	78,275
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	269	36,875
Discover Financial Services (Consumer Finance)	453	49,916
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	39	15,873
Dover Corp. (Machinery)	104	16,318
Duke Realty Corp. (Equity Real Estate Investment Trusts)	390	22,643
eBay, Inc. (Internet & Direct Marketing Retail)	760	43,518
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	620	72,986
Eli Lilly & Co. (Pharmaceuticals)	1,251	358,249

:: ProFund VP Large-Cap Growth :: March 31, 2022

Common Stocks, continued
	Shares		Value
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	212		$42,777
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	425		50,673
EPAM Systems, Inc.* (IT Services)	90		26,695
Equifax, Inc. (Professional Services)	192		45,523
Equinix, Inc. (Equity Real Estate Investment Trusts)	64		47,464
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	45		15,547
Etsy, Inc.* (Internet & Direct Marketing Retail)	201		24,980
Expeditors International of Washington, Inc. (Air Freight & Logistics)	266		27,441
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	212		43,587
F5, Inc.* (Communications Equipment)	49		10,239
FactSet Research Systems, Inc. (Capital Markets)	35		15,195
Fastenal Co. (Trading Companies & Distributors)	435		25,839
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	45		5,493
First Horizon Corp. (Banks)	—	(a)	—	(b)
First Republic Bank (Banks)	282		45,712
Fortinet, Inc.* (Software)	214		73,132
Fortune Brands Home & Security, Inc. (Building Products)	94		6,982
Franklin Resources, Inc. (Capital Markets)	199		5,556
Freeport-McMoRan, Inc. (Metals & Mining)	1,017		50,585
Garmin, Ltd. (Household Durables)	121		14,352
Gartner, Inc.* (IT Services)	131		38,967
Generac Holdings, Inc.* (Electrical Equipment)	99		29,429
HCA Healthcare, Inc. (Health Care Providers & Services)	219		54,886
Hess Corp. (Oil, Gas & Consumable Fuels)	308		32,968
Hilton Worldwide Holdings, Inc.* (Hotels, Restaurants & Leisure)	179		27,161
Hologic, Inc.* (Health Care Equipment & Supplies)	291		22,355
HP, Inc. (Technology Hardware, Storage & Peripherals)	852		30,928
IDEX Corp. (Machinery)	48		9,203
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	92		50,330
Illinois Tool Works, Inc. (Machinery)	184		38,530
Illumina, Inc.* (Life Sciences Tools & Services)	122		42,627
Incyte Corp.* (Biotechnology)	126		10,007
Intercontinental Exchange, Inc. (Capital Markets)	505		66,721
Intuit, Inc. (Software)	447		214,935
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	388		117,052
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	221		51,097
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	277		15,349
J.B. Hunt Transport Services, Inc. (Road & Rail)	78		15,662
Jacobs Engineering Group, Inc. (Professional Services)	90		12,403
Johnson Controls International PLC (Building Products)	676		44,326
JPMorgan Chase & Co. (Banks)	2,143		292,133
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	217		34,279
KLA Corp. (Semiconductors & Semiconductor Equipment)	237		86,756
L3Harris Technologies, Inc. (Aerospace & Defense)	131		32,549
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	78		20,565
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	221		118,812
Linde PLC (Chemicals)	412		131,605
Live Nation Entertainment, Inc.* (Entertainment)	93		10,941
LKQ Corp. (Distributors)	180		8,174
Lowe's Cos., Inc. (Specialty Retail)	1,062		214,726
MarketAxess Holdings, Inc. (Capital Markets)	31		10,546
Marriott International, Inc.* - Class A (Hotels, Restaurants & Leisure)	—	(a)	57
Marsh & McLennan Cos., Inc. (Insurance)	485		82,653
Martin Marietta Materials, Inc. (Construction Materials)	57		21,939
Masco Corp. (Building Products)	181		9,231
Mastercard, Inc. - Class A (IT Services)	640		228,723
McDonald's Corp. (Hotels, Restaurants & Leisure)	530		131,059
Meta Platforms, Inc.* - Class A (Interactive Media & Services)	3,641		809,613
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	25		34,330
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	420		31,559
Microsoft Corp. (Software)	11,822		3,644,842
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	112		23,458
Moderna, Inc.* (Biotechnology)	557		95,949
Molina Healthcare, Inc.* (Health Care Providers & Services)	45		15,012
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	67		32,541
Monster Beverage Corp.* (Beverages)	306		24,449
Moody's Corp. (Capital Markets)	169		57,022
Morgan Stanley (Capital Markets)	1,096		95,790
Motorola Solutions, Inc. (Communications Equipment)	156		37,783
MSCI, Inc. - Class A (Capital Markets)	130		65,374
Nasdaq, Inc. (Capital Markets)	144		25,661
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	248		20,584
Netflix, Inc.* (Entertainment)	699		261,838
Newell Brands, Inc. (Household Durables)	316		6,766
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	1,086		146,132
Nordson Corp. (Machinery)	51		11,581
NRG Energy, Inc. (Electric Utilities)	386		14,807
Nucor Corp. (Metals & Mining)	232		34,487
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	3,944		1,076,159
NVR, Inc.* (Household Durables)	2		8,935

March 31, 2022 :: ProFund VP Large-Cap Growth ::

Common Stocks, continued
	Shares	Value
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	264	$48,861
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	575	32,626
Old Dominion Freight Line, Inc. (Road & Rail)	146	43,607
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	301	21,260
Oracle Corp. (Software)	2,484	205,501
O'Reilly Automotive, Inc.* (Specialty Retail)	106	72,606
Otis Worldwide Corp. (Machinery)	265	20,392
Paychex, Inc. (IT Services)	268	36,574
Paycom Software, Inc.* (Software)	57	19,744
PayPal Holdings, Inc.* (IT Services)	991	114,609
Pentair PLC (Machinery)	151	8,186
PepsiCo, Inc. (Beverages)	916	153,320
PerkinElmer, Inc. (Life Sciences Tools & Services)	200	34,892
Pfizer, Inc. (Pharmaceuticals)	4,778	247,357
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	201	50,256
Pool Corp. (Distributors)	63	26,639
Prologis, Inc. (Equity Real Estate Investment Trusts)	711	114,811
PTC, Inc.* (Software)	83	8,941
Public Storage (Equity Real Estate Investment Trusts)	142	55,420
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	82	10,176
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	1,777	271,561
Quanta Services, Inc. (Construction & Engineering)	122	16,056
Quest Diagnostics, Inc. (Health Care Providers & Services)	87	11,907
Raymond James Financial, Inc. (Capital Markets)	174	19,124
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	169	118,033
Regions Financial Corp. (Banks)	668	14,870
Republic Services, Inc. (Commercial Services & Supplies)	143	18,948
ResMed, Inc. (Health Care Equipment & Supplies)	134	32,496
Robert Half International, Inc. (Professional Services)	117	13,359
Rockwell Automation, Inc. (Electrical Equipment)	96	26,883
Rollins, Inc. (Commercial Services & Supplies)	156	5,468
S&P Global, Inc. (Capital Markets)	341	139,872
Salesforce.com, Inc.* (Software)	947	201,067
SBA Communications Corp. (Equity Real Estate Investment Trusts)	97	33,378
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	230	20,677
Sealed Air Corp. (Containers & Packaging)	127	8,504
ServiceNow, Inc.* (Software)	315	175,420
Signature Bank (Banks)	99	29,056
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	311	40,915
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	122	16,260
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	62	19,987
Starbucks Corp. (Hotels, Restaurants & Leisure)	925	84,148
STERIS PLC (Health Care Equipment & Supplies)	65	15,715
Stryker Corp. (Health Care Equipment & Supplies)	218	58,282
SVB Financial Group* (Banks)	93	52,029
Synchrony Financial (Consumer Finance)	469	16,326
Synopsys, Inc.* (Software)	163	54,323
T. Rowe Price Group, Inc. (Capital Markets)	251	37,949
Take-Two Interactive Software, Inc.* (Entertainment)	112	17,219
Target Corp. (Multiline Retail)	415	88,071
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	257	30,385
Tesla, Inc.* (Automobiles)	1,319	1,421,354
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	712	130,638
The Charles Schwab Corp. (Capital Markets)	1,611	135,823
The Estee Lauder Co., Inc. (Personal Products)	217	59,093
The Goldman Sachs Group, Inc. (Capital Markets)	536	176,935
The Hershey Co. (Food Products)	103	22,313
The Home Depot, Inc. (Specialty Retail)	1,251	374,462
The Sherwin-Williams Co. (Chemicals)	202	50,423
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	621	366,794
Tractor Supply Co. (Specialty Retail)	179	41,773
TransDigm Group, Inc.* (Aerospace & Defense)	38	24,759
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	221	15,943
Twitter, Inc.* (Interactive Media & Services)	605	23,407
Tyler Technologies, Inc.* (Software)	41	18,240
UDR, Inc. (Equity Real Estate Investment Trusts)	259	14,859
Ulta Beauty, Inc.* (Specialty Retail)	47	18,716
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	129	2,196
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	146	2,272
Union Pacific Corp. (Road & Rail)	412	112,562
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	494	105,943
United Rentals, Inc.* (Trading Companies & Distributors)	67	23,799
UnitedHealth Group, Inc. (Health Care Providers & Services)	623	317,711
VeriSign, Inc.* (IT Services)	72	16,017
Verisk Analytics, Inc. (Professional Services)	131	28,117
Vertex Pharmaceuticals, Inc.* (Biotechnology)	241	62,894
Visa, Inc. - Class A (IT Services)	1,123	249,048
Vulcan Materials Co. (Construction Materials)	100	18,370

:: ProFund VP Large-Cap Growth :: March 31, 2022

Common Stocks, continued
	Shares	Value
Waste Management, Inc. (Commercial Services & Supplies)	310	$49,134
Waters Corp.* (Life Sciences Tools & Services)	71	22,038
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	115	47,232
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	494	18,723
Xylem, Inc. (Machinery)	116	9,890
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	214	25,365
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	61	25,236
Zions Bancorp (Banks)	115	7,539
Zoetis, Inc. (Pharmaceuticals)	492	92,786
TOTAL COMMON STOCKS (Cost $14,323,572)		30,562,043

Repurchase Agreements(c) (0.1%)
	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.16%-0.21%, dated 3/31/22, due 4/1/22, total to be received $27,000	$27,000	$27,000
TOTAL REPURCHASE AGREEMENTS (Cost $27,000)		27,000
TOTAL INVESTMENT SECURITIES (Cost $14,350,572) - 100.1%		30,589,043
Net other assets (liabilities) - (0.1)%		(33,375)
NET ASSETS - 100.0%		$30,555,668

*	Non-income producing security.
(a)	Number of shares is less than 0.50.
(b)	Amount is less than $0.50.
(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

March 31, 2022 :: ProFund VP Large-Cap Growth ::

ProFund VP Large-Cap Growth invested in the following industries as of March 31, 2022:
	Value	% of Net Assets
Aerospace & Defense	$57,308	0.2%
Air Freight & Logistics	133,384	0.4%
Auto Components	20,949	0.1%
Automobiles	1,421,354	4.7%
Banks	652,956	2.1%
Beverages	177,769	0.6%
Biotechnology	619,447	2.0%
Building Products	66,992	0.2%
Capital Markets	984,791	3.3%
Chemicals	241,583	0.8%
Commercial Services & Supplies	128,832	0.4%
Communications Equipment	263,916	0.9%
Construction & Engineering	16,056	0.1%
Construction Materials	40,309	0.1%
Consumer Finance	187,185	0.6%
Containers & Packaging	19,812	0.1%
Distributors	34,813	0.1%
Electric Utilities	14,807	NM
Electrical Equipment	56,312	0.2%
Electronic Equipment, Instruments & Components	135,956	0.4%
Entertainment	289,998	0.9%
Equity Real Estate Investment Trusts	623,549	2.0%
Food & Staples Retailing	206,155	0.6%
Food Products	22,313	0.1%
Health Care Equipment & Supplies	933,099	3.1%
Health Care Providers & Services	420,081	1.4%
Hotels, Restaurants & Leisure	349,338	1.1%
Household Durables	50,021	0.2%
Insurance	207,317	0.7%
Interactive Media & Services	3,374,698	11.1%
Internet & Direct Marketing Retail	2,317,864	7.5%
IT Services	1,011,107	3.3%
Life Sciences Tools & Services	649,210	2.1%
Machinery	198,437	0.6%
Metals & Mining	85,072	0.3%
Multiline Retail	88,071	0.3%
Oil, Gas & Consumable Fuels	296,410	1.0%
Personal Products	59,093	0.2%
Pharmaceuticals	717,245	2.3%
Professional Services	99,402	0.3%
Real Estate Management & Development	24,161	0.1%
Road & Rail	171,831	0.6%
Semiconductors & Semiconductor Equipment	2,617,112	8.6%
Software	5,107,992	16.7%
Specialty Retail	827,169	2.7%
Technology Hardware, Storage & Peripherals	4,340,529	14.2%
Textiles, Apparel & Luxury Goods	150,600	0.5%
Trading Companies & Distributors	49,638	0.2%
Other**	(6,375)	NM
Total	$30,555,668	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

March 31, 2022 :: ProFund VP Large-Cap Value ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.6%)
	Shares	Value
3M Co. (Industrial Conglomerates)	721	$107,342
A.O. Smith Corp. (Building Products)	83	5,303
Abbott Laboratories (Health Care Equipment & Supplies)	1,052	124,515
AbbVie, Inc. (Biotechnology)	1,029	166,811
ABIOMED, Inc.* (Health Care Equipment & Supplies)	27	8,943
Accenture PLC - Class A (IT Services)	335	112,972
Activision Blizzard, Inc. (Entertainment)	984	78,828
Advance Auto Parts, Inc. (Specialty Retail)	40	8,278
Aflac, Inc. (Insurance)	758	48,808
Agilent Technologies, Inc. (Life Sciences Tools & Services)	152	20,114
Air Products & Chemicals, Inc. (Chemicals)	281	70,225
Akamai Technologies, Inc.* (IT Services)	119	14,207
Alaska Air Group, Inc.* (Airlines)	159	9,224
Albemarle Corp. (Chemicals)	48	10,615
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	185	37,231
Allegion PLC (Building Products)	113	12,405
Alliant Energy Corp. (Electric Utilities)	316	19,744
Altria Group, Inc. (Tobacco)	2,304	120,384
Amcor PLC (Containers & Packaging)	1,914	21,686
Ameren Corp. (Multi-Utilities)	326	30,566
American Airlines Group, Inc.* (Airlines)	819	14,947
American Electric Power Co., Inc. (Electric Utilities)	638	63,653
American Express Co. (Consumer Finance)	435	81,345
American International Group, Inc. (Insurance)	1,049	65,845
American Tower Corp. (Equity Real Estate Investment Trusts)	283	71,096
American Water Works Co., Inc. (Water Utilities)	230	38,072
Ameriprise Financial, Inc. (Capital Markets)	54	16,219
AmerisourceBergen Corp. (Health Care Providers & Services)	191	29,550
AMETEK, Inc. (Electrical Equipment)	293	39,022
Amgen, Inc. (Biotechnology)	421	101,806
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	357	26,900
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	663	109,514
ANSYS, Inc.* (Software)	41	13,024
Anthem, Inc. (Health Care Providers & Services)	308	151,296
Aon PLC (Insurance)	108	35,168
APA Corp. (Oil, Gas & Consumable Fuels)	206	8,514
Aptiv PLC* (Auto Components)	201	24,061
Archer-Daniels-Midland Co. (Food Products)	707	63,813
Arthur J. Gallagher & Co. (Insurance)	147	25,666
Assurant, Inc. (Insurance)	72	13,092
AT&T, Inc. (Diversified Telecommunication Services)	9,032	213,426
Atmos Energy Corp. (Gas Utilities)	171	20,433
Autodesk, Inc.* (Software)	99	21,221
Automatic Data Processing, Inc. (IT Services)	250	56,885
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	101	25,085
Avery Dennison Corp. (Containers & Packaging)	52	9,046
Baker Hughes Co. - Class A (Energy Equipment & Services)	1,145	41,689
Ball Corp. (Containers & Packaging)	410	36,900
Bank of America Corp. (Banks)	5,034	207,501
Bath & Body Works, Inc. (Specialty Retail)	114	5,449
Baxter International, Inc. (Health Care Equipment & Supplies)	632	49,005
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	361	96,026
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	2,317	817,692
Best Buy Co., Inc. (Specialty Retail)	274	24,907
Biogen, Inc.* (Biotechnology)	186	39,172
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	12	6,759
BlackRock, Inc. - Class A (Capital Markets)	86	65,719
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	52	122,120
BorgWarner, Inc. (Auto Components)	303	11,787
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	180	23,184
Boston Scientific Corp.* (Health Care Equipment & Supplies)	1,801	79,766
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,756	201,270
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	225	141,678
Broadridge Financial Solutions, Inc. (IT Services)	83	12,924
Brown & Brown, Inc. (Insurance)	92	6,649
Brown-Forman Corp. - Class B (Beverages)	232	15,549
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	165	17,772
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	97	7,504
Campbell Soup Co. (Food Products)	255	11,365
Capital One Financial Corp. (Consumer Finance)	271	35,580
Cardinal Health, Inc. (Health Care Providers & Services)	350	19,845
CarMax, Inc.* (Specialty Retail)	95	9,166
Carnival Corp.* - Class A (Hotels, Restaurants & Leisure)	1,024	20,705
Carrier Global Corp. (Building Products)	1,081	49,586
Catalent, Inc.* (Pharmaceuticals)	90	9,981
Caterpillar, Inc. (Machinery)	684	152,408
Cboe Global Markets, Inc. (Capital Markets)	57	6,522
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	211	19,311
CDW Corp. (Electronic Equipment, Instruments & Components)	70	12,522
Celanese Corp. (Chemicals)	78	11,144

:: ProFund VP Large-Cap Value :: March 31, 2022

Common Stocks, continued
	Shares		Value
Centene Corp.* (Health Care Providers & Services)	738		$62,132
CenterPoint Energy, Inc. (Multi-Utilities)	795		24,359
Ceridian HCM Holding, Inc.* (Software)	102		6,973
Cerner Corp. (Health Care Technology)	373		34,898
CF Industries Holdings, Inc. (Chemicals)	108		11,130
Charter Communications, Inc.* - Class A (Media)	151		82,374
Chevron Corp. (Oil, Gas & Consumable Fuels)	2,440		397,305
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	12		18,984
Chubb, Ltd. (Insurance)	544		116,361
Church & Dwight Co., Inc. (Household Products)	306		30,410
Cigna Corp. (Health Care Providers & Services)	409		98,000
Cincinnati Financial Corp. (Insurance)	100		13,596
Cintas Corp. (Commercial Services & Supplies)	60		25,523
Cisco Systems, Inc. (Communications Equipment)	2,933		163,544
Citigroup, Inc. (Banks)	2,508		133,927
Citizens Financial Group, Inc. (Banks)	537		24,342
Citrix Systems, Inc. (Software)	157		15,841
CME Group, Inc. (Capital Markets)	455		108,225
CMS Energy Corp. (Multi-Utilities)	366		25,598
Cognizant Technology Solutions Corp. - Class A (IT Services)	663		59,451
Colgate-Palmolive Co. (Household Products)	1,065		80,759
Comcast Corp. - Class A (Media)	5,720		267,810
Comerica, Inc. (Banks)	90		8,139
Conagra Brands, Inc. (Food Products)	605		20,310
ConocoPhillips (Oil, Gas & Consumable Fuels)	1,648		164,800
Consolidated Edison, Inc. (Multi-Utilities)	447		42,322
Constellation Brands, Inc. - Class A (Beverages)	207		47,676
Constellation Energy Corp. (Electric Utilities)	412		23,175
Copart, Inc.* (Commercial Services & Supplies)	86		10,790
Corning, Inc. (Electronic Equipment, Instruments & Components)	944		34,843
Corteva, Inc. (Chemicals)	918		52,767
Costco Wholesale Corp. (Food & Staples Retailing)	274		157,783
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	1,031		27,806
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	302		55,749
CSX Corp. (Road & Rail)	2,804		105,010
Cummins, Inc. (Machinery)	181		37,125
CVS Health Corp. (Health Care Providers & Services)	1,660		168,009
D.R. Horton, Inc. (Household Durables)	193		14,380
Danaher Corp. (Health Care Equipment & Supplies)	258		75,679
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	160		21,272
DaVita, Inc.* (Health Care Providers & Services)	78		8,823
Deere & Co. (Machinery)	193		80,184
Delta Air Lines, Inc.* (Airlines)	809		32,012
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	276		13,585
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	359		50,906
Discovery, Inc.* (Media)	213		5,308
Discovery, Inc.* - Class C (Media)	385		9,613
DISH Network Corp.* - Class A (Media)	316		10,001
Dollar General Corp. (Multiline Retail)	293		65,230
Dollar Tree, Inc.* (Multiline Retail)	285		45,643
Dominion Energy, Inc. (Multi-Utilities)	1,024		87,009
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	16		6,512
Dover Corp. (Machinery)	98		15,376
Dow, Inc. (Chemicals)	930		59,260
DTE Energy Co. (Multi-Utilities)	245		32,391
Duke Energy Corp. (Electric Utilities)	973		108,645
Duke Realty Corp. (Equity Real Estate Investment Trusts)	168		9,754
DuPont de Nemours, Inc. (Chemicals)	648		47,680
DXC Technology Co.* (IT Services)	308		10,050
Eastman Chemical Co. (Chemicals)	164		18,378
Eaton Corp. PLC (Electrical Equipment)	504		76,486
eBay, Inc. (Internet & Direct Marketing Retail)	181		10,364
Ecolab, Inc. (Chemicals)	315		55,616
Edison International (Electric Utilities)	479		33,578
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	293		34,492
Electronic Arts, Inc. (Entertainment)	356		45,038
Emerson Electric Co. (Electrical Equipment)	751		73,636
Entergy Corp. (Electric Utilities)	254		29,655
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	400		47,692
Equinix, Inc. (Equity Real Estate Investment Trusts)	62		45,980
Equity Residential (Equity Real Estate Investment Trusts)	433		38,935
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	47		16,238
Everest Re Group, Ltd. (Insurance)	49		14,768
Evergy, Inc. (Electric Utilities)	291		19,887
Eversource Energy (Electric Utilities)	435		38,363
Exelon Corp. (Electric Utilities)	1,239		59,014
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	191		37,373
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	5,356		442,353
F5, Inc.* (Communications Equipment)	35		7,313
FactSet Research Systems, Inc. (Capital Markets)	20		8,683
Fastenal Co. (Trading Companies & Distributors)	378		22,453
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	52		6,348
FedEx Corp. (Air Freight & Logistics)	309		71,500
Fidelity National Information Services, Inc. (IT Services)	769		77,223
Fifth Third Bancorp (Banks)	863		37,144
First Horizon Corp. (Banks)	—	(a)	11
FirstEnergy Corp. (Electric Utilities)	722		33,111
Fiserv, Inc.* (IT Services)	751		76,151

March 31, 2022 :: ProFund VP Large-Cap Value ::

Common Stocks, continued
	Shares	Value
FleetCor Technologies, Inc.* (IT Services)	104	$25,902
FMC Corp. (Chemicals)	159	20,920
Ford Motor Co. (Automobiles)	4,976	84,145
Fortive Corp. (Machinery)	453	27,601
Fortune Brands Home & Security, Inc. (Building Products)	94	6,982
Fox Corp. - Class A (Media)	399	15,741
Fox Corp. - Class B (Media)	184	6,676
Franklin Resources, Inc. (Capital Markets)	195	5,444
Freeport-McMoRan, Inc. (Metals & Mining)	1,038	51,630
Garmin, Ltd. (Household Durables)	94	11,149
General Dynamics Corp. (Aerospace & Defense)	292	70,425
General Electric Co. (Industrial Conglomerates)	1,390	127,185
General Mills, Inc. (Food Products)	762	51,603
General Motors Co.* (Automobiles)	1,837	80,350
Genuine Parts Co. (Distributors)	180	22,683
Gilead Sciences, Inc. (Biotechnology)	1,586	94,288
Global Payments, Inc. (IT Services)	361	49,399
Globe Life, Inc. (Insurance)	118	11,871
Halliburton Co. (Energy Equipment & Services)	1,137	43,058
Hartford Financial Services Group, Inc. (Insurance)	422	30,304
Hasbro, Inc. (Leisure Products)	164	13,435
HCA Healthcare, Inc. (Health Care Providers & Services)	128	32,079
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	681	23,379
Henry Schein, Inc.* (Health Care Providers & Services)	176	15,345
Hess Corp. (Oil, Gas & Consumable Fuels)	100	10,704
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	1,634	27,305
Hilton Worldwide Holdings, Inc.* (Hotels, Restaurants & Leisure)	207	31,410
Hologic, Inc.* (Health Care Equipment & Supplies)	83	6,376
Honeywell International, Inc. (Industrial Conglomerates)	867	168,701
Hormel Foods Corp. (Food Products)	355	18,297
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	903	17,545
Howmet Aerospace, Inc. (Aerospace & Defense)	479	17,215
HP, Inc. (Technology Hardware, Storage & Peripherals)	683	24,793
Humana, Inc. (Health Care Providers & Services)	163	70,933
Huntington Bancshares, Inc. (Banks)	1,819	26,594
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	51	10,171
IDEX Corp. (Machinery)	57	10,929
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	33	18,053
Illinois Tool Works, Inc. (Machinery)	212	44,393
Illumina, Inc.* (Life Sciences Tools & Services)	100	34,939
Incyte Corp.* (Biotechnology)	136	10,801
Ingersoll Rand, Inc. (Machinery)	515	25,930
Intel Corp. (Semiconductors & Semiconductor Equipment)	5,150	255,234
Intercontinental Exchange, Inc. (Capital Markets)	305	40,297
International Business Machines Corp. (IT Services)	1,134	147,443
International Flavors & Fragrances, Inc. (Chemicals)	322	42,288
International Paper Co. (Containers & Packaging)	489	22,567
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	141	42,537
Invesco, Ltd. (Capital Markets)	429	9,893
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	46	5,049
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	65	15,029
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	142	7,868
J.B. Hunt Transport Services, Inc. (Road & Rail)	42	8,433
Jack Henry & Associates, Inc. (IT Services)	92	18,129
Jacobs Engineering Group, Inc. (Professional Services)	90	12,403
Johnson & Johnson (Pharmaceuticals)	3,330	590,175
Johnson Controls International PLC (Building Products)	346	22,687
JPMorgan Chase & Co. (Banks)	2,018	275,095
Juniper Networks, Inc. (Communications Equipment)	411	15,273
Kellogg Co. (Food Products)	322	20,766
KeyCorp (Banks)	1,174	26,274
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	58	9,162
Kimberly-Clark Corp. (Household Products)	425	52,343
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	779	19,241
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	2,467	46,651
L3Harris Technologies, Inc. (Aerospace & Defense)	143	35,531
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	55	14,501
Lamb Weston Holding, Inc. (Food Products)	183	10,964
Las Vegas Sands Corp.* (Hotels, Restaurants & Leisure)	435	16,908
Leidos Holdings, Inc. (Professional Services)	177	19,120
Lennar Corp. - Class A (Household Durables)	330	26,786
Lincoln National Corp. (Insurance)	210	13,726
Linde PLC (Chemicals)	317	101,259
Live Nation Entertainment, Inc.* (Entertainment)	97	11,411
LKQ Corp. (Distributors)	192	8,719
Lockheed Martin Corp. (Aerospace & Defense)	306	135,068
Loews Corp. (Insurance)	246	15,946
Lumen Technologies, Inc. (Diversified Telecommunication Services)	1,164	13,118
LyondellBasell Industries N.V. - Class A (Chemicals)	332	34,136
M&T Bank Corp. (Banks)	163	27,629
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	985	24,733

:: ProFund VP Large-Cap Value :: March 31, 2022

Common Stocks, continued
	Shares	Value
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	732	$62,586
MarketAxess Holdings, Inc. (Capital Markets)	25	8,505
Marriott International, Inc.* - Class A (Hotels, Restaurants & Leisure)	346	60,864
Marsh & McLennan Cos., Inc. (Insurance)	250	42,605
Martin Marietta Materials, Inc. (Construction Materials)	33	12,701
Masco Corp. (Building Products)	156	7,956
Mastercard, Inc. - Class A (IT Services)	580	207,280
Match Group, Inc.* (Interactive Media & Services)	358	38,929
McCormick & Co., Inc. (Food Products)	316	31,537
McDonald's Corp. (Hotels, Restaurants & Leisure)	521	128,834
McKesson Corp. (Health Care Providers & Services)	189	57,859
Medtronic PLC (Health Care Equipment & Supplies)	1,701	188,726
Merck & Co., Inc. (Pharmaceuticals)	3,193	261,985
MetLife, Inc. (Insurance)	887	62,338
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	11	15,105
MGM Resorts International (Hotels, Restaurants & Leisure)	476	19,963
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	366	27,501
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,416	110,292
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	55	11,520
Mohawk Industries, Inc.* (Household Durables)	69	8,570
Molina Healthcare, Inc.* (Health Care Providers & Services)	37	12,343
Molson Coors Beverage Co. - Class B (Beverages)	237	12,651
Mondelez International, Inc. - Class A (Food Products)	1,756	110,241
Monster Beverage Corp.* (Beverages)	229	18,297
Moody's Corp. (Capital Markets)	70	23,619
Morgan Stanley (Capital Markets)	915	79,971
Motorola Solutions, Inc. (Communications Equipment)	87	21,071
Nasdaq, Inc. (Capital Markets)	31	5,524
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	82	6,806
Newell Brands, Inc. (Household Durables)	226	4,839
Newmont Corp. (Metals & Mining)	1,007	80,006
News Corp. - Class A (Media)	494	10,942
News Corp. - Class B (Media)	153	3,446
NextEra Energy, Inc. (Electric Utilities)	2,481	210,165
Nielsen Holdings PLC (Professional Services)	453	12,340
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	743	99,978
NiSource, Inc. (Multi-Utilities)	495	15,741
Nordson Corp. (Machinery)	28	6,358
Norfolk Southern Corp. (Road & Rail)	304	86,707
Northern Trust Corp. (Capital Markets)	263	30,626
Northrop Grumman Corp. (Aerospace & Defense)	186	83,183
NortonLifelock, Inc. (Software)	736	19,519
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	528	11,553
Nucor Corp. (Metals & Mining)	158	23,487
NVR, Inc.* (Household Durables)	2	8,935
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	124	22,950
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	660	37,448
Omnicom Group, Inc. (Media)	264	22,408
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	321	22,672
Organon & Co. (Pharmaceuticals)	320	11,178
Otis Worldwide Corp. (Machinery)	322	24,778
PACCAR, Inc. (Machinery)	439	38,663
Packaging Corp. of America (Containers & Packaging)	121	18,889
Paramount Global - Class B (Media)	767	29,000
Parker-Hannifin Corp. (Machinery)	163	46,253
Paychex, Inc. (IT Services)	191	26,066
Paycom Software, Inc.* (Software)	16	5,542
PayPal Holdings, Inc.* (IT Services)	678	78,411
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	209	8,866
Pentair PLC (Machinery)	86	4,662
People's United Financial, Inc. (Banks)	540	10,795
PepsiCo, Inc. (Beverages)	1,014	169,723
Pfizer, Inc. (Pharmaceuticals)	3,265	169,029
Philip Morris International, Inc. (Tobacco)	1,959	184,028
Phillips 66 (Oil, Gas & Consumable Fuels)	592	51,143
Pinnacle West Capital Corp. (Electric Utilities)	142	11,090
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	127	31,754
PPG Industries, Inc. (Chemicals)	300	39,321
PPL Corp. (Electric Utilities)	949	27,103
Principal Financial Group, Inc. (Insurance)	306	22,463
Prologis, Inc. (Equity Real Estate Investment Trusts)	365	58,941
Prudential Financial, Inc. (Insurance)	479	56,603
PTC, Inc.* (Software)	66	7,110
Public Service Enterprise Group, Inc. (Multi-Utilities)	639	44,730
Public Storage (Equity Real Estate Investment Trusts)	80	31,222
PulteGroup, Inc. (Household Durables)	314	13,157
PVH Corp. (Textiles, Apparel & Luxury Goods)	88	6,742
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	70	8,687
Quanta Services, Inc. (Construction & Engineering)	83	10,924
Quest Diagnostics, Inc. (Health Care Providers & Services)	82	11,223
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	59	6,693
Raymond James Financial, Inc. (Capital Markets)	97	10,661
Raytheon Technologies Corp. (Aerospace & Defense)	1,886	186,846
Realty Income Corp. (Equity Real Estate Investment Trusts)	714	49,480

March 31, 2022 :: ProFund VP Large-Cap Value ::

Common Stocks, continued
	Shares	Value
Regency Centers Corp. (Equity Real Estate Investment Trusts)	194	$13,840
Regions Financial Corp. (Banks)	655	14,580
Republic Services, Inc. (Commercial Services & Supplies)	147	19,478
ResMed, Inc. (Health Care Equipment & Supplies)	78	18,916
Robert Half International, Inc. (Professional Services)	45	5,138
Rockwell Automation, Inc. (Electrical Equipment)	70	19,602
Rollins, Inc. (Commercial Services & Supplies)	159	5,573
Roper Technologies, Inc. (Industrial Conglomerates)	135	63,751
Ross Stores, Inc. (Specialty Retail)	446	40,345
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	285	23,877
S&P Global, Inc. (Capital Markets)	175	71,782
Salesforce.com, Inc.* (Software)	485	102,974
SBA Communications Corp. (Equity Real Estate Investment Trusts)	60	20,646
Schlumberger, Ltd. (Energy Equipment & Services)	1,774	73,285
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	69	6,203
Sealed Air Corp. (Containers & Packaging)	85	5,692
Sempra Energy (Multi-Utilities)	405	68,089
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	166	21,839
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	110	14,661
Snap-on, Inc. (Machinery)	68	13,973
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	18	5,803
Southwest Airlines Co.* (Airlines)	748	34,258
Stanley Black & Decker, Inc. (Machinery)	206	28,797
Starbucks Corp. (Hotels, Restaurants & Leisure)	713	64,862
State Street Corp. (Capital Markets)	463	40,337
STERIS PLC (Health Care Equipment & Supplies)	75	18,133
Stryker Corp. (Health Care Equipment & Supplies)	252	67,372
Synchrony Financial (Consumer Finance)	283	9,851
Synopsys, Inc.* (Software)	64	21,329
Sysco Corp. (Food & Staples Retailing)	643	52,501
T. Rowe Price Group, Inc. (Capital Markets)	87	13,154
Take-Two Interactive Software, Inc.* (Entertainment)	55	8,456
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	334	12,408
Target Corp. (Multiline Retail)	273	57,936
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	412	53,964
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	59	27,885
Teleflex, Inc. (Health Care Equipment & Supplies)	59	20,935
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	595	109,171
Textron, Inc. (Aerospace & Defense)	279	20,752
The AES Corp. (Independent Power and Renewable Electricity Producers)	843	21,690
The Allstate Corp. (Insurance)	356	49,310
The Bank of New York Mellon Corp. (Capital Markets)	935	46,404
The Boeing Co.* (Aerospace & Defense)	695	133,093
The Charles Schwab Corp. (Capital Markets)	609	51,345
The Clorox Co. (Household Products)	156	21,689
The Coca-Cola Co. (Beverages)	4,919	304,978
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	63	26,308
The Estee Lauder Co., Inc. (Personal Products)	121	32,951
The Hershey Co. (Food Products)	100	21,663
The Home Depot, Inc. (Specialty Retail)	317	94,888
The Interpublic Group of Cos., Inc. (Media)	498	17,654
The JM Smucker Co. - Class A (Food Products)	137	18,551
The Kraft Heinz Co. (Food Products)	897	35,333
The Kroger Co. (Food & Staples Retailing)	846	48,535
The Mosaic Co. (Chemicals)	468	31,122
The PNC Financial Services Group, Inc. (Banks)	532	98,127
The Procter & Gamble Co. (Household Products)	3,032	463,291
The Progressive Corp. (Insurance)	739	84,238
The Sherwin-Williams Co. (Chemicals)	143	35,696
The Southern Co. (Electric Utilities)	1,340	97,163
The TJX Cos., Inc. (Specialty Retail)	1,508	91,355
The Travelers Cos., Inc. (Insurance)	305	55,733
The Walt Disney Co.* (Entertainment)	2,302	315,742
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,535	51,284
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	743	95,364
Trane Technologies PLC (Building Products)	295	45,047
TransDigm Group, Inc.* (Aerospace & Defense)	36	23,455
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	140	10,100
Truist Financial Corp. (Banks)	1,686	95,596
Twitter, Inc.* (Interactive Media & Services)	525	20,312
Tyler Technologies, Inc.* (Software)	20	8,898
Tyson Foods, Inc. - Class A (Food Products)	370	33,163
U.S. Bancorp (Banks)	1,707	90,727
UDR, Inc. (Equity Real Estate Investment Trusts)	169	9,696
Ulta Beauty, Inc.* (Specialty Retail)	29	11,548
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	138	2,349
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	154	2,396
Union Pacific Corp. (Road & Rail)	476	130,048
United Airlines Holdings , Inc.* (Airlines)	408	18,915
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	527	113,020
United Rentals, Inc.* (Trading Companies & Distributors)	36	12,788

:: ProFund VP Large-Cap Value :: March 31, 2022

Common Stocks, continued
	Shares	Value
UnitedHealth Group, Inc. (Health Care Providers & Services)	691	$352,389
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	92	13,335
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	518	52,598
Ventas, Inc. (Equity Real Estate Investment Trusts)	505	31,189
VeriSign, Inc.* (IT Services)	65	14,460
Verisk Analytics, Inc. (Professional Services)	99	21,248
Verizon Communications, Inc. (Diversified Telecommunication Services)	5,307	270,339
Vertex Pharmaceuticals, Inc.* (Biotechnology)	129	33,665
VF Corp. (Textiles, Apparel & Luxury Goods)	408	23,199
Viatris, Inc. (Pharmaceuticals)	1,529	16,636
Visa, Inc. - Class A (IT Services)	1,196	265,238
Vornado Realty Trust (Equity Real Estate Investment Trusts)	201	9,109
Vulcan Materials Co. (Construction Materials)	87	15,982
W.R. Berkley Corp. (Insurance)	266	17,680
W.W. Grainger, Inc. (Trading Companies & Distributors)	55	28,368
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	906	40,562
Walmart, Inc. (Food & Staples Retailing)	1,789	266,417
Waste Management, Inc. (Commercial Services & Supplies)	239	37,882
Waters Corp.* (Life Sciences Tools & Services)	20	6,208
WEC Energy Group, Inc. (Multi-Utilities)	400	39,924
Wells Fargo & Co. (Banks)	4,913	238,084
Welltower, Inc. (Equity Real Estate Investment Trusts)	551	52,973
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	396	19,661
Westinghouse Air Brake Technologies Corp. (Machinery)	236	22,696
WestRock Co. (Containers & Packaging)	332	15,614
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	548	20,769
Whirlpool Corp. (Household Durables)	76	13,131
Willis Towers Watson PLC (Insurance)	154	36,378
Wynn Resorts, Ltd.* (Hotels, Restaurants & Leisure)	134	10,685
Xcel Energy, Inc. (Electric Utilities)	681	49,148
Xylem, Inc. (Machinery)	135	11,510
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	195	23,113
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	19	7,860
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	264	33,766
Zions Bancorp (Banks)	99	6,490
Zoetis, Inc. (Pharmaceuticals)	203	38,284
TOTAL COMMON STOCKS (Cost $17,524,200)		23,913,635

Repurchase Agreements(b) (0.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.16%-0.21%, dated 3/31/22, due 4/1/22, total to be received $27,000	$27,000	$27,000
TOTAL REPURCHASE AGREEMENTS (Cost $27,000)		27,000
TOTAL INVESTMENT SECURITIES (Cost $17,551,200) - 99.7%		23,940,635
Net other assets (liabilities) - 0.3%		76,088
NET ASSETS - 100.0%		$24,016,723

*	Non-income producing security.
(a)	Number of shares is less than 0.50.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

March 31, 2022 :: ProFund VP Large-Cap Value ::

ProFund VP Large-Cap Value invested in the following industries as of March 31, 2022:
	Value	% of Net Assets
Aerospace & Defense	$715,739	3.0%
Air Freight & Logistics	202,292	0.8%
Airlines	109,356	0.5%
Auto Components	35,848	0.1%
Automobiles	164,495	0.7%
Banks	1,321,055	5.5%
Beverages	568,874	2.4%
Biotechnology	446,543	1.9%
Building Products	149,966	0.6%
Capital Markets	642,930	2.7%
Chemicals	641,557	2.8%
Commercial Services & Supplies	99,246	0.4%
Communications Equipment	207,201	0.9%
Construction & Engineering	10,924	NM
Construction Materials	28,683	0.1%
Consumer Finance	126,776	0.5%
Containers & Packaging	130,394	0.5%
Distributors	31,402	0.1%
Diversified Financial Services	817,692	3.4%
Diversified Telecommunication Services	496,883	2.1%
Electric Utilities	823,494	3.4%
Electrical Equipment	208,746	0.9%
Electronic Equipment, Instruments & Components	188,285	0.8%
Energy Equipment & Services	158,032	0.7%
Entertainment	459,475	1.9%
Equity Real Estate Investment Trusts	779,763	3.2%
Food & Staples Retailing	565,798	2.4%
Food Products	447,606	1.9%
Gas Utilities	20,433	0.1%
Health Care Equipment & Supplies	923,133	3.8%
Health Care Providers & Services	1,117,662	4.7%
Health Care Technology	34,898	0.1%
Hotels, Restaurants & Leisure	635,405	2.7%
Household Durables	100,947	0.4%
Household Products	648,492	2.6%
Independent Power and Renewable Electricity Producers	21,690	0.1%
Industrial Conglomerates	466,979	1.9%
Insurance	839,148	3.5%
Interactive Media & Services	59,241	0.2%
Internet & Direct Marketing Retail	10,364	NM
IT Services	1,252,191	5.1%
Leisure Products	13,435	0.1%
Life Sciences Tools & Services	98,154	0.4%
Machinery	591,636	2.5%
Media	480,973	2.0%
Metals & Mining	155,123	0.6%
Multiline Retail	168,809	0.7%
Multi-Utilities	410,729	1.7%
Oil, Gas & Consumable Fuels	1,480,043	6.1%
Personal Products	32,951	0.1%
Pharmaceuticals	1,298,538	5.4%
Professional Services	70,249	0.3%
Real Estate Management & Development	19,311	0.1%
Road & Rail	330,198	1.4%
Semiconductors & Semiconductor Equipment	805,491	3.4%
Software	222,431	0.9%
Specialty Retail	285,936	1.3%
Technology Hardware, Storage & Peripherals	84,768	0.4%
Textiles, Apparel & Luxury Goods	153,765	0.6%
Tobacco	304,412	1.3%
Trading Companies & Distributors	63,609	0.3%
Water Utilities	38,072	0.2%
Wireless Telecommunication Services	95,364	0.4%
Other**	103,088	0.4%
Total	$24,016,723	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

March 31, 2022 :: ProFund VP Mid-Cap ::

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (100.9%)
	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.16%-0.21%, dated 3/31/22, due 4/1/22, total to be received $13,978,077	$13,978,000	$13,978,000
TOTAL REPURCHASE AGREEMENTS
(Cost $13,978,000)		13,978,000
TOTAL INVESTMENT SECURITIES
(Cost $13,978,000) - 100.9%		13,978,000
Net other assets (liabilities) - (0.9)%		(129,716)
NET ASSETS - 100.0%		$13,848,284

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2022, the aggregate amount held in a segregated account was $1,964,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	4/27/22	0.83%	$5,478,500	$(46,222)
S&P MidCap 400	UBS AG	4/27/22	0.68%	8,354,117	(69,249)
				$13,832,617	$(115,471)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2022 :: ProFund VP Mid-Cap Growth ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.9%)

	Shares	Value
ACI Worldwide, Inc.* (Software)	823	$25,916
Acuity Brands, Inc. (Electrical Equipment)	521	98,626
Affiliated Managers Group, Inc. (Capital Markets)	605	85,275
Alcoa Corp. (Metals & Mining)	1,095	98,583
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	1,139	63,750
American Eagle Outfitters, Inc. (Specialty Retail)	960	16,128
American Financial Group, Inc. (Insurance)	463	67,422
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	613	13,314
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	4,831	52,513
Apartment Income REIT Corp. (Equity Real Estate Investment Trusts)	1,097	58,646
AptarGroup, Inc. (Containers & Packaging)	450	52,875
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	1,569	72,158
ASGN, Inc.* (Professional Services)	776	90,567
Ashland Global Holdings, Inc. (Chemicals)	339	33,361
Aspen Technology, Inc.* (Software)	991	163,881
AutoNation, Inc.* (Specialty Retail)	280	27,882
Avient Corp. (Chemicals)	1,361	65,328
Avis Budget Group, Inc.* (Road & Rail)	597	157,191
Axon Enterprise, Inc.* (Aerospace & Defense)	1,019	140,347
Azenta, Inc. (Semiconductors & Semiconductor Equipment)	1,115	92,411
Bank of Hawaii Corp. (Banks)	251	21,064
Bank OZK (Banks)	847	36,167
Blackbaud, Inc.* (Software)	433	25,924
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	1,221	80,317
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	2,439	62,951
Bruker Corp. (Life Sciences Tools & Services)	1,512	97,222
Brunswick Corp. (Leisure Products)	1,148	92,862
Builders FirstSource, Inc.* (Building Products)	2,850	183,940
Cable One, Inc. (Media)	43	62,962
Calix, Inc.* (Communications Equipment)	816	35,015
Camden Property Trust (Equity Real Estate Investment Trusts)	1,522	252,956
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	1,341	68,914
Carlisle Cos., Inc. (Industrial Conglomerates)	778	191,326
Cathay General Bancorp (Banks)	440	19,690
CDK Global, Inc. (Software)	816	39,723
ChampionX Corp.* (Energy Equipment & Services)	1,414	34,615
Chart Industries, Inc.* (Machinery)	527	90,523
Chemed Corp. (Health Care Providers & Services)	130	65,852
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	332	47,064
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	512	113,551
Ciena Corp.* (Communications Equipment)	1,452	88,035
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	409	34,679
Clean Harbors, Inc.* (Commercial Services & Supplies)	440	49,122
Cleveland-Cliffs, Inc.* (Metals & Mining)	7,115	229,174
CMC Materials, Inc. (Semiconductors & Semiconductor Equipment)	285	52,839
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	1,417	29,360
Cognex Corp. (Electronic Equipment, Instruments & Components)	1,657	127,838
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	368	100,596
Colfax Corp.* (Machinery)	830	33,026
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	272	24,624
Commerce Bancshares, Inc. (Banks)	822	58,847
CommVault Systems, Inc.* (Software)	432	28,663
Concentrix Corp. (IT Services)	639	106,432
Crane Co. (Machinery)	364	39,414
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	876	66,926
Cullen/Frost Bankers, Inc. (Banks)	474	65,606
Darling Ingredients, Inc.* (Food Products)	2,408	193,555
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	406	111,152
Dick's Sporting Goods, Inc. (Specialty Retail)	936	93,619
Digital Turbine, Inc.* (Software)	1,313	57,523
Donaldson Co., Inc. (Machinery)	938	48,710
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	1,201	40,137
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	605	32,827
Dycom Industries, Inc.* (Construction & Engineering)	175	16,671
Eagle Materials, Inc. (Construction Materials)	588	75,476
East West Bancorp, Inc. (Banks)	2,110	166,732
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	605	122,984
Envestnet, Inc.* (Software)	432	32,158
Essential Utilities, Inc. (Water Utilities)	2,156	110,236
Euronet Worldwide, Inc.* (IT Services)	268	34,880
Evercore Partners, Inc. - Class A (Capital Markets)	580	64,566
Exelixis, Inc.* (Biotechnology)	2,496	56,584
Fair Isaac Corp.* (Software)	227	105,886
Federated Hermes, Inc. - Class B (Capital Markets)	677	23,059
First American Financial Corp. (Insurance)	751	48,680
First Financial Bankshares, Inc. (Banks)	1,910	84,269
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,339	82,897
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	867	72,603

:: ProFund VP Mid-Cap Growth :: March 31, 2022

Common Stocks, continued

	Shares	Value
Five Below, Inc.* (Specialty Retail)	834	$132,081
Fox Factory Holding Corp.* (Auto Components)	626	61,317
FTI Consulting, Inc.* (Professional Services)	511	80,339
GameStop Corp.* - Class A (Specialty Retail)	920	153,254
Genpact, Ltd. (IT Services)	1,676	72,923
Gentex Corp. (Auto Components)	1,866	54,431
Glacier Bancorp, Inc. (Banks)	1,612	81,051
Globus Medical, Inc.* (Health Care Equipment & Supplies)	705	52,015
Graco, Inc. (Machinery)	1,518	105,835
GXO Logistics, Inc.* (Air Freight & Logistics)	1,468	104,727
H&R Block, Inc. (Diversified Consumer Services)	1,126	29,321
Halozyme Therapeutics, Inc.* (Biotechnology)	2,095	83,549
Hancock Whitney Corp. (Banks)	581	30,299
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,033	28,387
HealthEquity, Inc.* (Health Care Providers & Services)	834	56,245
Helen of Troy, Ltd.* (Household Durables)	359	70,307
Home BancShares, Inc. (Banks)	830	18,758
Hubbell, Inc. (Electrical Equipment)	438	80,491
IAA, Inc.* (Commercial Services & Supplies)	1,084	41,463
ICU Medical, Inc.* (Health Care Equipment & Supplies)	139	30,947
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	759	55,020
Ingevity Corp.* (Chemicals)	316	20,246
Insperity, Inc. (Professional Services)	530	53,223
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	553	35,536
Interactive Brokers Group, Inc. (Capital Markets)	806	53,123
Iridium Communications, Inc.* (Diversified Telecommunication Services)	1,043	42,054
ITT, Inc. (Machinery)	715	53,775
Jabil, Inc. (Electronic Equipment, Instruments & Components)	940	58,026
Janus Henderson Group PLC (Capital Markets)	1,158	40,553
Jefferies Financial Group, Inc. (Diversified Financial Services)	2,880	94,608
John Wiley & Sons, Inc. - Class A (Media)	324	17,182
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	367	87,882
KBR, Inc. (Professional Services)	1,358	74,323
Kinsale Capital Group, Inc. (Insurance)	319	72,739
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	853	99,102
Lancaster Colony Corp. (Food Products)	141	21,030
Landstar System, Inc. (Road & Rail)	364	54,902
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	2,037	124,156
Lennox International, Inc. (Building Products)	290	74,779
Life Storage, Inc. (Equity Real Estate Investment Trusts)	1,221	171,465
Lincoln Electric Holdings, Inc. (Machinery)	510	70,283
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	227	56,616
LivaNova PLC* (Health Care Equipment & Supplies)	475	38,869
LiveRamp Holdings, Inc.* (IT Services)	1,014	37,913
Louisiana-Pacific Corp. (Paper & Forest Products)	1,309	81,315
Lumentum Holdings, Inc.* (Communications Equipment)	484	47,238
Manhattan Associates, Inc.* (Software)	940	130,387
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	285	44,945
Masimo Corp.* (Health Care Equipment & Supplies)	756	110,028
MasTec, Inc.* (Construction & Engineering)	447	38,934
Mattel, Inc.* (Leisure Products)	5,214	115,802
MAXIMUS, Inc. (IT Services)	922	69,104
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	427	69,853
Mimecast, Ltd.* (Software)	926	73,673
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	453	67,950
MSA Safety, Inc. (Commercial Services & Supplies)	277	36,758
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	2,160	87,242
National Fuel Gas Co. (Gas Utilities)	707	48,571
National Instruments Corp. (Electronic Equipment, Instruments & Components)	1,040	42,214
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	1,176	52,849
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	1,219	76,504
Navient Corp. (Consumer Finance)	2,292	39,056
Neogen Corp.* (Health Care Equipment & Supplies)	931	28,712
Neurocrine Biosciences, Inc.* (Biotechnology)	1,411	132,281
nVent Electric PLC (Electrical Equipment)	1,477	51,370
OGE Energy Corp. (Electric Utilities)	1,102	44,940
Olin Corp. (Chemicals)	2,100	109,788
Option Care Health, Inc.* (Health Care Providers & Services)	2,061	58,862
PacWest Bancorp (Banks)	1,780	76,771
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	482	50,745
Paylocity Holding Corp.* (Software)	590	121,404
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)	1,450	105,386
Penumbra, Inc.* (Health Care Equipment & Supplies)	522	115,953
Pinnacle Financial Partners, Inc. (Banks)	1,134	104,419
Polaris, Inc. (Leisure Products)	365	38,442
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	452	23,834
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	881	81,651
Primerica, Inc. (Insurance)	364	49,802
Progyny, Inc.* (Health Care Providers & Services)	643	33,050

March 31, 2022 :: ProFund VP Mid-Cap Growth ::

Common Stocks, continued

	Shares	Value
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	188	$31,599
Qualys, Inc.* (Software)	497	70,778
Quidel Corp.* (Health Care Equipment & Supplies)	565	63,540
R1 RCM, Inc.* (Health Care Providers & Services)	1,153	30,854
Range Resources Corp.* (Oil, Gas & Consumable Fuels)	2,566	77,955
Rayonier, Inc. (Equity Real Estate Investment Trusts)	1,298	53,374
Regal Rexnord Corp. (Electrical Equipment)	423	62,934
Repligen Corp.* (Biotechnology)	764	143,701
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	2,386	177,972
RH* (Specialty Retail)	259	84,457
RLI Corp. (Insurance)	356	39,384
Royal Gold, Inc. (Metals & Mining)	587	82,931
RPM International, Inc. (Chemicals)	984	80,137
Sabre Corp.* (IT Services)	2,312	26,426
Saia, Inc.* (Road & Rail)	392	95,577
Sailpoint Technologies Holding, Inc.* (Software)	1,387	70,987
Sanderson Farms, Inc. (Food Products)	149	27,936
Scientific Games Corp.* (Hotels, Restaurants & Leisure)	1,436	84,365
SEI Investments Co. (Capital Markets)	924	55,634
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	632	43,823
Sensient Technologies Corp. (Chemicals)	356	29,886
Service Corp. International (Diversified Consumer Services)	2,454	161,522
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	569	85,464
Simpson Manufacturing Co., Inc. (Building Products)	646	70,440
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	224	55,512
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	565	24,578
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	944	38,477
SLM Corp. (Consumer Finance)	4,150	76,194
STAAR Surgical Co.* (Health Care Equipment & Supplies)	708	56,576
Steel Dynamics, Inc. (Metals & Mining)	2,805	234,022
Stifel Financial Corp. (Capital Markets)	1,555	105,584
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	1,236	26,549
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	588	117,306
Syneos Health, Inc.* (Life Sciences Tools & Services)	1,543	124,905
Synovus Financial Corp. (Banks)	863	42,287
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	945	109,894
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	3,408	257,202
TEGNA, Inc. (Media)	1,450	32,480
Tempur Sealy International, Inc. (Household Durables)	2,864	79,963
Tenet Healthcare Corp.* (Health Care Providers & Services)	1,594	137,020
Teradata Corp.* (IT Services)	1,616	79,653
Tetra Tech, Inc. (Commercial Services & Supplies)	803	132,446
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	622	52,080
The Boston Beer Co., Inc.* - Class A (Beverages)	83	32,243
The Middleby Corp.* (Machinery)	529	86,724
The New York Times Co. - Class A (Media)	1,442	66,101
The Scotts Miracle-Gro Co. - Class A (Chemicals)	604	74,268
The Toro Co. (Machinery)	1,560	133,365
The Wendy's Co. (Hotels, Restaurants & Leisure)	1,314	28,869
TopBuild Corp.* (Household Durables)	490	88,881
Trex Co., Inc.* (Building Products)	1,713	111,910
Trinity Industries, Inc. (Machinery)	608	20,891
TripAdvisor, Inc.* (Interactive Media & Services)	619	16,787
UMB Financial Corp. (Banks)	641	62,280
Umpqua Holdings Corp. (Banks)	1,194	22,519
United Therapeutics Corp.* (Biotechnology)	322	57,770
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	645	107,683
Valmont Industries, Inc. (Construction & Engineering)	316	75,397
Valvoline, Inc. (Chemicals)	2,672	84,328
Vicor Corp.* (Electrical Equipment)	319	22,505
Victoria's Secret & Co.* (Specialty Retail)	529	27,169
Watsco, Inc. (Trading Companies & Distributors)	324	98,703
Watts Water Technologies, Inc. - Class A (Machinery)	410	57,232
Webster Financial Corp. (Banks)	1,096	61,508
WEX, Inc.* (IT Services)	287	51,215
Williams-Sonoma, Inc. (Specialty Retail)	1,086	157,470
Wingstop, Inc. (Hotels, Restaurants & Leisure)	444	52,103
Wintrust Financial Corp. (Banks)	423	39,309
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	1,012	115,226
World Wrestling Entertainment, Inc. - Class A (Entertainment)	404	25,226
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	902	76,390
Yelp, Inc.* (Interactive Media & Services)	500	17,055
YETI Holdings, Inc.* (Leisure Products)	1,305	78,274
Ziff Davis, Inc.* (Interactive Media & Services)	718	69,488
TOTAL COMMON STOCKS
(Cost $12,351,579)		16,797,468

Repurchase Agreements(a) (0.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.16%-0.21%, dated 3/31/22, due 4/1/22, total to be received $31,000	$31,000	$31,000
TOTAL REPURCHASE AGREEMENTS
(Cost $31,000)		31,000

:: ProFund VP Mid-Cap Growth :: March 31, 2022

Value
TOTAL INVESTMENT SECURITIES
(Cost $12,382,579) - 100.1%	$16,828,468
Net other assets (liabilities) - (0.1)%	(13,102)
NET ASSETS - 100.0%	$16,815,366

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

March 31, 2022 :: ProFund VP Mid-Cap Growth ::

ProFund VP Mid-Cap Growth invested in the following industries as of March 31, 2022:

	Value	% of Net Assets
Aerospace & Defense	$140,347	0.8%
Air Freight & Logistics	104,727	0.6%
Auto Components	115,748	0.7%
Banks	991,576	5.8%
Beverages	32,243	0.2%
Biotechnology	546,043	3.2%
Building Products	441,069	2.7%
Capital Markets	427,794	2.5%
Chemicals	497,342	3.0%
Commercial Services & Supplies	259,789	1.5%
Communications Equipment	170,288	1.0%
Construction & Engineering	131,002	0.8%
Construction Materials	75,476	0.4%
Consumer Finance	115,250	0.7%
Containers & Packaging	52,875	0.3%
Diversified Consumer Services	190,843	1.1%
Diversified Financial Services	94,608	0.6%
Diversified Telecommunication Services	42,054	0.3%
Electric Utilities	44,940	0.3%
Electrical Equipment	315,926	1.9%
Electronic Equipment, Instruments & Components	440,310	2.6%
Energy Equipment & Services	34,615	0.2%
Entertainment	25,226	0.2%
Equity Real Estate Investment Trusts	1,399,407	8.3%
Food Products	242,521	1.4%
Gas Utilities	48,571	0.3%
Health Care Equipment & Supplies	642,070	3.9%
Health Care Providers & Services	381,883	2.3%
Hotels, Restaurants & Leisure	655,007	3.9%
Household Durables	239,151	1.4%
Industrial Conglomerates	191,326	1.1%
Insurance	278,027	1.7%
Interactive Media & Services	103,330	0.6%
IT Services	478,546	2.8%
Leisure Products	325,380	1.9%
Life Sciences Tools & Services	291,980	1.7%
Machinery	739,778	4.5%
Media	178,725	1.0%
Metals & Mining	644,710	3.8%
Oil, Gas & Consumable Fuels	642,485	3.8%
Paper & Forest Products	81,315	0.5%
Professional Services	298,452	1.8%
Real Estate Management & Development	87,882	0.5%
Road & Rail	307,670	1.8%
Semiconductors & Semiconductor Equipment	1,091,166	6.6%
Software	946,903	5.7%
Specialty Retail	692,060	4.2%
Textiles, Apparel & Luxury Goods	310,093	1.8%
Trading Companies & Distributors	98,703	0.6%
Water Utilities	110,236	0.6%
Other**	17,898	0.1%
Total	$16,815,366	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2022 :: ProFund VP Mid-Cap Value ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.0%)

	Shares	Value
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	1,589	$104,127
ACI Worldwide, Inc.* (Software)	1,100	34,639
Adient PLC* (Auto Components)	1,673	68,208
AECOM (Construction & Engineering)	2,494	191,564
AGCO Corp. (Machinery)	1,083	158,149
Alcoa Corp. (Metals & Mining)	1,951	175,649
Alleghany Corp.* (Insurance)	242	204,973
ALLETE, Inc. (Electric Utilities)	928	62,157
Alliance Data Systems Corp. (IT Services)	878	49,300
Amedisys, Inc.* (Health Care Providers & Services)	575	99,067
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	1,105	61,847
American Eagle Outfitters, Inc. (Specialty Retail)	1,573	26,426
American Financial Group, Inc. (Insurance)	620	90,284
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,045	22,697
Apartment Income REIT Corp. (Equity Real Estate Investment Trusts)	1,468	78,479
AptarGroup, Inc. (Containers & Packaging)	628	73,790
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	1,202	142,594
Ashland Global Holdings, Inc. (Chemicals)	532	52,354
Associated Banc-Corp. (Banks)	2,641	60,109
AutoNation, Inc.* (Specialty Retail)	373	37,143
Avnet, Inc. (Electronic Equipment, Instruments & Components)	1,746	70,870
Bank of Hawaii Corp. (Banks)	413	34,659
Bank OZK (Banks)	1,132	48,336
Belden, Inc. (Electronic Equipment, Instruments & Components)	793	43,932
Bellring Brands, Inc.* (Personal Products)	1,972	45,507
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	2,401	162,331
Black Hills Corp. (Multi-Utilities)	1,126	86,725
Blackbaud, Inc.* (Software)	275	16,464
Brighthouse Financial, Inc.* (Insurance)	1,374	70,981
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	2,367	61,092
Cable One, Inc. (Media)	37	54,177
Cabot Corp. (Chemicals)	1,001	68,478
CACI International, Inc.* - Class A (Professional Services)	412	124,119
Cadence Bank (Banks)	3,323	97,231
Callaway Golf Co.* (Leisure Products)	2,069	48,456
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	1,016	52,212
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	747	68,717
Casey's General Stores, Inc. (Food & Staples Retailing)	655	129,801
Cathay General Bancorp (Banks)	816	36,516
CDK Global, Inc. (Software)	1,093	53,207
ChampionX Corp.* (Energy Equipment & Services)	1,892	46,316
Chemed Corp. (Health Care Providers & Services)	118	59,773
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	186	26,367
Ciena Corp.* (Communications Equipment)	1,012	61,358
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	526	44,600
Clean Harbors, Inc.* (Commercial Services & Supplies)	362	40,414
CMC Materials, Inc. (Semiconductors & Semiconductor Equipment)	166	30,776
CNO Financial Group, Inc. (Insurance)	2,126	53,341
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	1,896	39,285
Cognex Corp. (Electronic Equipment, Instruments & Components)	1,155	89,109
Colfax Corp.* (Machinery)	1,415	56,303
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	286	25,892
Commerce Bancshares, Inc. (Banks)	976	69,872
Commercial Metals Co. (Metals & Mining)	2,146	89,317
CommVault Systems, Inc.* (Software)	275	18,246
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	1,982	56,566
Coty, Inc.* - Class A (Personal Products)	6,070	54,569
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	2,625	105,761
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	415	49,273
Crane Co. (Machinery)	450	48,726
Cullen/Frost Bankers, Inc. (Banks)	443	61,316
Curtiss-Wright Corp. (Aerospace & Defense)	692	103,911
Dana, Inc. (Auto Components)	2,546	44,733
Donaldson Co., Inc. (Machinery)	1,069	55,513
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	1,673	55,912
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	990	53,717
Dycom Industries, Inc.* (Construction & Engineering)	325	30,960
EMCOR Group, Inc. (Construction & Engineering)	943	106,210
Encompass Health Corp. (Health Care Providers & Services)	1,757	124,941
Energizer Holdings, Inc. (Household Products)	1,158	35,620
EnerSys (Electrical Equipment)	728	54,287
Envestnet, Inc.* (Software)	454	33,796
Envista Holdings Corp.* (Health Care Equipment & Supplies)	2,849	138,775
EPR Properties (Equity Real Estate Investment Trusts)	1,320	72,217
EQT Corp. (Oil, Gas & Consumable Fuels)	5,311	182,753
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	7,176	60,565
Essent Group, Ltd. (Thrifts & Mortgage Finance)	1,950	80,360
Essential Utilities, Inc. (Water Utilities)	1,502	76,797

:: ProFund VP Mid-Cap Value :: March 31, 2022

Common Stocks, continued

	Shares	Value
Euronet Worldwide, Inc.* (IT Services)	616	80,172
Exelixis, Inc.* (Biotechnology)	2,625	59,509
F.N.B. Corp. (Banks)	6,001	74,712
Fair Isaac Corp.* (Software)	195	90,960
Federated Hermes, Inc. - Class B (Capital Markets)	907	30,892
First American Financial Corp. (Insurance)	1,047	67,867
First Horizon Corp. (Banks)	9,428	221,464
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	713	44,142
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	716	59,958
FirstCash Holdings, Inc. (Consumer Finance)	711	50,011
Flowers Foods, Inc. (Food Products)	3,508	90,191
Flowserve Corp. (Machinery)	2,300	82,570
Fluor Corp.* (Construction & Engineering)	2,497	71,639
Foot Locker, Inc. (Specialty Retail)	1,541	45,706
Fulton Financial Corp. (Banks)	2,850	47,367
GATX Corp. (Trading Companies & Distributors)	626	77,205
Genpact, Ltd. (IT Services)	1,023	44,511
Gentex Corp. (Auto Components)	1,962	57,232
Globus Medical, Inc.* (Health Care Equipment & Supplies)	558	41,169
Graco, Inc. (Machinery)	1,201	83,734
Graham Holdings Co. - Class B (Diversified Consumer Services)	71	43,414
Grand Canyon Education, Inc.* (Diversified Consumer Services)	700	67,977
Greif, Inc. - Class A (Containers & Packaging)	469	30,513
Grocery Outlet Holding Corp.* (Food & Staples Retailing)	1,543	50,580
H&R Block, Inc. (Diversified Consumer Services)	1,569	40,857
Haemonetics Corp.* (Health Care Equipment & Supplies)	903	57,088
Hancock Whitney Corp. (Banks)	843	43,962
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	6,165	91,796
Harley-Davidson, Inc. (Automobiles)	2,716	107,011
Hawaiian Electric Industries, Inc. (Electric Utilities)	1,930	81,658
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,381	37,950
HealthEquity, Inc.* (Health Care Providers & Services)	487	32,843
Hexcel Corp. (Aerospace & Defense)	1,481	88,075
Hf Sinclair Corp.* (Oil, Gas & Consumable Fuels)	2,639	105,164
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	1,852	84,710
Home BancShares, Inc. (Banks)	1,675	37,855
Hubbell, Inc. (Electrical Equipment)	443	81,410
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	2,692	74,703
IAA, Inc.* (Commercial Services & Supplies)	1,094	41,846
ICU Medical, Inc.* (Health Care Equipment & Supplies)	187	41,634
IDACORP, Inc. (Electric Utilities)	892	102,902
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	976	70,750
Ingevity Corp.* (Chemicals)	319	20,438
Ingredion, Inc. (Food Products)	1,175	102,402
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	630	40,484
Interactive Brokers Group, Inc. (Capital Markets)	587	38,689
International Bancshares Corp. (Banks)	940	39,677
Iridium Communications, Inc.* (Diversified Telecommunication Services)	1,098	44,271
ITT, Inc. (Machinery)	665	50,015
Jabil, Inc. (Electronic Equipment, Instruments & Components)	1,419	87,595
Janus Henderson Group PLC (Capital Markets)	1,611	56,418
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	1,085	168,902
JBG Smith Properties (Equity Real Estate Investment Trusts)	2,016	58,908
JetBlue Airways Corp.* (Airlines)	5,615	83,944
John Wiley & Sons, Inc. - Class A (Media)	384	20,364
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	454	108,715
KB Home (Household Durables)	1,513	48,991
KBR, Inc. (Professional Services)	867	47,451
Kemper Corp. (Insurance)	1,057	59,763
Kennametal, Inc. (Machinery)	1,467	41,971
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	1,855	141,759
Kirby Corp.* (Marine)	1,061	76,594
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	3,867	88,052
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	2,931	147,898
Kohl's Corp. (Multiline Retail)	2,457	148,549
Kyndryl Holdings, Inc.* (IT Services)	3,166	41,538
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	521	60,530
Lancaster Colony Corp. (Food Products)	182	27,145
Landstar System, Inc. (Road & Rail)	233	35,143
Lear Corp. (Auto Components)	1,054	150,290
Leggett & Platt, Inc. (Household Durables)	2,355	81,954
Lennox International, Inc. (Building Products)	250	64,465
LHC Group, Inc.* (Health Care Providers & Services)	559	94,247
Lincoln Electric Holdings, Inc. (Machinery)	438	60,361
Lithia Motors, Inc. (Specialty Retail)	535	160,564
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	165	41,153
LivaNova PLC* (Health Care Equipment & Supplies)	376	30,768
Lumentum Holdings, Inc.* (Communications Equipment)	701	68,417
Macy's, Inc. (Multiline Retail)	5,283	128,694
ManpowerGroup, Inc. (Professional Services)	958	89,975
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	414	65,288
MasTec, Inc.* (Construction & Engineering)	510	44,421
MDU Resources Group, Inc. (Multi-Utilities)	3,591	95,700

March 31, 2022 :: ProFund VP Mid-Cap Value ::

Common Stocks, continued

	Shares	Value
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	10,537	222,751
Mercury General Corp. (Insurance)	469	25,795
Mercury Systems, Inc.* (Aerospace & Defense)	1,002	64,579
MGIC Investment Corp. (Thrifts & Mortgage Finance)	5,657	76,652
MillerKnoll, Inc. (Commercial Services & Supplies)	1,337	46,207
Minerals Technologies, Inc. (Chemicals)	589	38,962
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	440	66,000
MSA Safety, Inc. (Commercial Services & Supplies)	316	41,933
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	832	70,895
Murphy USA, Inc. (Specialty Retail)	404	80,784
National Fuel Gas Co. (Gas Utilities)	775	53,243
National Instruments Corp. (Electronic Equipment, Instruments & Components)	1,094	44,405
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	1,705	76,623
NCR Corp.* (Technology Hardware, Storage & Peripherals)	2,331	93,683
Neogen Corp.* (Health Care Equipment & Supplies)	799	24,641
New Jersey Resources Corp. (Gas Utilities)	1,695	77,733
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	8,211	88,022
NewMarket Corp. (Chemicals)	121	39,250
Nordstrom, Inc. (Multiline Retail)	1,969	53,380
NorthWestern Corp. (Multi-Utilities)	955	57,768
NOV, Inc. (Energy Equipment & Services)	6,932	135,937
Nu Skin Enterprises, Inc. - Class A (Personal Products)	879	42,087
NuVasive, Inc.* (Health Care Equipment & Supplies)	913	51,767
nVent Electric PLC (Electrical Equipment)	1,218	42,362
OGE Energy Corp. (Electric Utilities)	2,226	90,777
Old National Bancorp (Banks)	5,213	85,389
Old Republic International Corp. (Insurance)	5,041	130,411
Ollie's Bargain Outlet Holdings, Inc.* (Multiline Retail)	1,037	44,550
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	4,220	131,495
ONE Gas, Inc. (Gas Utilities)	946	83,475
Oshkosh Corp. (Machinery)	1,176	118,364
Owens Corning (Building Products)	1,774	162,321
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	4,174	81,518
Patterson Cos., Inc. (Health Care Providers & Services)	1,532	49,591
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	2,320	56,794
Performance Food Group Co.* (Food & Staples Retailing)	2,735	139,239
Perrigo Co. PLC (Pharmaceuticals)	2,362	90,772
Physicians Realty Trust (Equity Real Estate Investment Trusts)	3,889	68,213
Pilgrim's Pride Corp.* (Food Products)	860	21,586
PNM Resources, Inc. (Electric Utilities)	1,514	72,172
Polaris, Inc. (Leisure Products)	574	60,454
Post Holdings, Inc.* (Food Products)	1,005	69,606
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	683	36,015
Primerica, Inc. (Insurance)	264	36,120
PROG Holdings, Inc.* (Consumer Finance)	1,002	28,828
Progyny, Inc.* (Health Care Providers & Services)	468	24,055
Prosperity Bancshares, Inc. (Banks)	1,627	112,881
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	131	22,018
R1 RCM, Inc.* (Health Care Providers & Services)	990	26,492
Range Resources Corp.* (Oil, Gas & Consumable Fuels)	1,367	41,529
Rayonier, Inc. (Equity Real Estate Investment Trusts)	1,026	42,189
Regal Rexnord Corp. (Electrical Equipment)	693	103,105
Reinsurance Group of America, Inc. (Insurance)	1,186	129,820
Reliance Steel & Aluminum Co. (Metals & Mining)	1,106	202,784
RenaissanceRe Holdings, Ltd. (Insurance)	776	123,004
RLI Corp. (Insurance)	281	31,087
Royal Gold, Inc. (Metals & Mining)	464	65,554
RPM International, Inc. (Chemicals)	1,121	91,295
Ryder System, Inc. (Road & Rail)	948	75,205
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	4,037	60,111
Sabre Corp.* (IT Services)	2,969	33,936
Sanderson Farms, Inc. (Food Products)	198	37,123
Science Applications International Corp. (Professional Services)	1,006	92,723
SEI Investments Co. (Capital Markets)	762	45,880
Selective Insurance Group, Inc. (Insurance)	1,062	94,900
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	387	26,835
Sensient Technologies Corp. (Chemicals)	319	26,780
Silgan Holdings, Inc. (Containers & Packaging)	1,481	68,467
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	696	30,276
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	1,263	51,480
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	1,131	91,815
Sonoco Products Co. (Containers & Packaging)	1,736	108,604
Southwest Gas Holdings, Inc. (Gas Utilities)	1,164	91,129
Spire, Inc. (Gas Utilities)	914	65,589
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	2,254	103,729
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	1,982	63,384
Stericycle, Inc.* (Commercial Services & Supplies)	1,622	95,567
STORE Capital Corp. (Equity Real Estate Investment Trusts)	4,333	126,654
Sunrun, Inc.* (Electrical Equipment)	3,653	110,941
Synovus Financial Corp. (Banks)	1,537	75,313

:: ProFund VP Mid-Cap Value :: March 31, 2022

Common Stocks, continued

	Shares	Value
Taylor Morrison Home Corp.* (Household Durables)	2,170	59,067
TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)	732	75,550
TEGNA, Inc. (Media)	2,188	49,011
Terex Corp. (Machinery)	1,233	43,969
Texas Capital Bancshares, Inc.* (Banks)	893	51,178
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	491	41,111
The Boston Beer Co., Inc.* - Class A (Beverages)	66	25,639
The Brink's Co. (Commercial Services & Supplies)	867	58,956
The Chemours Co. (Chemicals)	2,828	89,026
The Gap, Inc. (Specialty Retail)	3,758	52,913
The Goodyear Tire & Rubber Co.* (Auto Components)	4,961	70,893
The Hain Celestial Group, Inc.* (Food Products)	1,613	55,487
The Hanover Insurance Group, Inc. (Insurance)	628	93,899
The Macerich Co. (Equity Real Estate Investment Trusts)	3,761	58,822
The Middleby Corp.* (Machinery)	353	57,871
The New York Times Co. - Class A (Media)	1,239	56,796
The Timken Co. (Machinery)	1,218	73,933
The Wendy's Co. (Hotels, Restaurants & Leisure)	1,558	34,229
The Western Union Co. (IT Services)	6,953	130,299
Thor Industries, Inc. (Automobiles)	982	77,283
Toll Brothers, Inc. (Household Durables)	1,984	93,288
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	1,523	88,244
Tri Pointe Homes, Inc.* (Household Durables)	1,964	39,437
Trinity Industries, Inc. (Machinery)	722	24,808
TripAdvisor, Inc.* (Interactive Media & Services)	1,015	27,527
UGI Corp. (Gas Utilities)	3,704	134,158
Umpqua Holdings Corp. (Banks)	2,409	45,434
United Bankshares, Inc. (Banks)	2,409	84,026
United States Steel Corp. (Metals & Mining)	4,612	174,057
United Therapeutics Corp.* (Biotechnology)	414	74,275
Univar Solutions, Inc.* (Trading Companies & Distributors)	3,019	97,030
Unum Group (Insurance)	3,610	113,751
Urban Outfitters, Inc.* (Specialty Retail)	1,158	29,077
Valley National Bancorp (Banks)	7,439	96,856
ViaSat, Inc.* (Communications Equipment)	1,314	64,123
Victoria's Secret & Co.* (Specialty Retail)	655	33,641
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	2,342	45,903
Visteon Corp.* (Auto Components)	494	53,910
Vontier Corp. (Electronic Equipment, Instruments & Components)	2,985	75,789
Voya Financial, Inc. (Diversified Financial Services)	1,906	126,463
Washington Federal, Inc. (Thrifts & Mortgage Finance)	1,151	37,776
Watsco, Inc. (Trading Companies & Distributors)	198	60,319
Webster Financial Corp. (Banks)	1,873	105,113
Werner Enterprises, Inc. (Road & Rail)	1,057	43,337
WEX, Inc.* (IT Services)	451	80,481
Wintrust Financial Corp. (Banks)	502	46,651
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	982	111,810
Woodward, Inc. (Machinery)	1,114	139,149
World Wrestling Entertainment, Inc. - Class A (Entertainment)	294	18,357
Worthington Industries, Inc. (Metals & Mining)	575	29,561
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	577	48,866
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	2,167	43,708
XPO Logistics, Inc.* (Air Freight & Logistics)	1,741	126,745
Yelp, Inc.* (Interactive Media & Services)	618	21,080
TOTAL COMMON STOCKS
(Cost $16,822,357)		21,059,911

Repurchase Agreements(a) (0.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.16%-0.21%, dated 3/31/22, due 4/1/22, total to be received $13,000	$13,000	$13,000
TOTAL REPURCHASE AGREEMENTS (Cost $13,000)		13,000
TOTAL INVESTMENT SECURITIES (Cost $16,835,357) - 100.1%		21,072,911
Net other assets (liabilities) - (0.1)%		(23,577)
NET ASSETS - 100.0%		$21,049,334

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

March 31, 2022 :: ProFund VP Mid-Cap Value ::

ProFund VP Mid-Cap Value invested in the following industries as of March 31, 2022:

	Value	% of Net Assets
Aerospace & Defense	$256,565	1.2%
Air Freight & Logistics	126,745	0.6%
Airlines	83,944	0.4%
Auto Components	445,266	2.1%
Automobiles	184,294	0.9%
Banks	1,575,917	7.4%
Beverages	25,639	0.1%
Biotechnology	133,784	0.6%
Building Products	226,786	1.1%
Capital Markets	171,879	0.8%
Chemicals	426,583	2.0%
Commercial Services & Supplies	324,923	1.5%
Communications Equipment	193,898	0.9%
Construction & Engineering	444,794	2.1%
Consumer Finance	78,839	0.4%
Containers & Packaging	281,374	1.3%
Diversified Consumer Services	152,248	0.7%
Diversified Financial Services	126,463	0.6%
Diversified Telecommunication Services	44,271	0.2%
Electric Utilities	409,666	1.9%
Electrical Equipment	392,105	1.9%
Electronic Equipment, Instruments & Components	787,650	3.7%
Energy Equipment & Services	182,253	0.9%
Entertainment	18,357	0.1%
Equity Real Estate Investment Trusts	2,261,375	10.8%
Food & Staples Retailing	545,335	2.6%
Food Products	403,540	1.9%
Gas Utilities	505,327	2.5%
Health Care Equipment & Supplies	426,326	2.0%
Health Care Providers & Services	615,136	3.0%
Hotels, Restaurants & Leisure	383,654	1.8%
Household Durables	322,737	1.5%
Household Products	35,620	0.2%
Insurance	1,325,996	6.3%
Interactive Media & Services	48,607	0.2%
IT Services	460,237	2.2%
Leisure Products	108,910	0.5%
Machinery	1,095,436	5.1%
Marine	76,594	0.4%
Media	180,348	0.9%
Metals & Mining	736,922	3.6%
Multiline Retail	375,173	1.8%
Multi-Utilities	240,193	1.1%
Oil, Gas & Consumable Fuels	483,013	2.3%
Personal Products	142,163	0.7%
Pharmaceuticals	259,674	1.2%
Professional Services	354,268	1.7%
Real Estate Management & Development	108,715	0.5%
Road & Rail	301,583	1.4%
Semiconductors & Semiconductor Equipment	362,676	1.7%
Software	247,312	1.2%
Specialty Retail	466,254	2.2%
Technology Hardware, Storage & Peripherals	137,391	0.7%
Textiles, Apparel & Luxury Goods	290,097	1.4%
Thrifts & Mortgage Finance	282,810	1.3%
Trading Companies & Distributors	305,449	1.5%
Water Utilities	76,797	0.4%
Other**	(10,577)	NM
Total	$21,049,334	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

March 31, 2022 :: ProFund VP Nasdaq-100 ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (58.2%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	4,432	$355,048
Adobe, Inc.* (Software)	2,688	1,224,707
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	9,257	1,012,160
Airbnb, Inc.* - Class A (Hotels, Restaurants & Leisure)	2,113	362,929
Align Technology, Inc.* (Health Care Equipment & Supplies)	448	195,328
Alphabet, Inc.* - Class A (Interactive Media & Services)	1,031	2,867,572
Alphabet, Inc.* - Class C (Interactive Media & Services)	1,082	3,022,015
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	1,745	5,688,613
American Electric Power Co., Inc. (Electric Utilities)	2,868	286,141
Amgen, Inc. (Biotechnology)	3,169	766,327
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,976	491,576
ANSYS, Inc.* (Software)	497	157,872
Apple, Inc. (Technology Hardware, Storage & Peripherals)	55,951	9,769,604
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	5,026	662,427
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	472	315,263
AstraZeneca PLCADR (Pharmaceuticals)	3,245	215,273
Atlassian Corp. PLC* - Class A (Software)	803	235,945
Autodesk, Inc.* (Software)	1,252	268,366
Automatic Data Processing, Inc. (IT Services)	2,389	543,593
Baidu, Inc.*ADR (Interactive Media & Services)	1,375	181,913
Biogen, Inc.* (Biotechnology)	836	176,062
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	233	547,189
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	2,330	1,467,154
Cadence Design Systems, Inc.* (Software)	1,580	259,847
Charter Communications, Inc.* - Class A (Media)	983	536,246
Cintas Corp. (Commercial Services & Supplies)	590	250,980
Cisco Systems, Inc. (Communications Equipment)	23,634	1,317,832
Cognizant Technology Solutions Corp. - Class A (IT Services)	2,984	267,575
Comcast Corp. - Class A (Media)	25,732	1,204,772
Constellation Energy Corp. (Electric Utilities)	1,857	104,456
Copart, Inc.* (Commercial Services & Supplies)	1,350	169,385
Costco Wholesale Corp. (Food & Staples Retailing)	2,522	1,452,294
Crowdstrike Holdings, Inc.* - Class A (Software)	1,184	268,863
CSX Corp. (Road & Rail)	12,476	467,226
Datadog, Inc.* - Class A (Software)	1,503	227,659
DexCom, Inc.* (Health Care Equipment & Supplies)	552	282,403
DocuSign, Inc.* (Software)	1,126	120,617
Dollar Tree, Inc.* (Multiline Retail)	1,280	204,992
eBay, Inc. (Internet & Direct Marketing Retail)	3,343	191,420
Electronic Arts, Inc. (Entertainment)	1,600	202,416
Exelon Corp. (Electric Utilities)	5,576	265,585
Fastenal Co. (Trading Companies & Distributors)	3,274	194,476
Fiserv, Inc.* (IT Services)	3,710	376,194
Fortinet, Inc.* (Software)	915	312,692
Gilead Sciences, Inc. (Biotechnology)	7,133	424,057
Honeywell International, Inc. (Industrial Conglomerates)	3,901	759,056
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	479	262,042
Illumina, Inc.* (Life Sciences Tools & Services)	893	312,014
Intel Corp. (Semiconductors & Semiconductor Equipment)	23,172	1,148,404
Intuit, Inc. (Software)	1,611	774,633
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	2,035	613,919
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	3,393	196,353
Keurig Dr Pepper, Inc. (Beverages)	8,067	305,739
KLA Corp. (Semiconductors & Semiconductor Equipment)	858	314,079
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	793	426,325
Lucid Group, Inc.* (Automobiles)	9,404	238,862
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	702	256,391
Marriott International, Inc.* - Class A (Hotels, Restaurants & Leisure)	1,856	326,192
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	4,801	344,280
Match Group, Inc.* (Interactive Media & Services)	1,622	176,376
Mercadolibre, Inc.* (Internet & Direct Marketing Retail)	287	341,381
Meta Platforms, Inc.* - Class A (Interactive Media & Services)	11,853	2,635,633
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	3,166	237,893
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	6,369	496,081
Microsoft Corp. (Software)	25,704	7,924,801
Moderna, Inc.* (Biotechnology)	2,292	394,820
Mondelez International, Inc. - Class A (Food Products)	7,897	495,773
Monster Beverage Corp.* (Beverages)	3,012	240,659
NetEase, Inc.ADR (Entertainment)	1,192	106,910
Netflix, Inc.* (Entertainment)	2,526	946,214
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	12,063	3,291,511

:: ProFund VP Nasdaq-100 :: March 31, 2022

Common Stocks, continued

	Shares	Value
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	1,494	$276,510
Okta, Inc.* (IT Services)	845	127,561
Old Dominion Freight Line, Inc. (Road & Rail)	653	195,038
O'Reilly Automotive, Inc.* (Specialty Retail)	379	259,599
PACCAR, Inc. (Machinery)	1,977	174,114
Palo Alto Networks, Inc.* (Software)	560	348,606
Paychex, Inc. (IT Services)	2,052	280,036
PayPal Holdings, Inc.* (IT Services)	6,626	766,298
PepsiCo, Inc. (Beverages)	7,869	1,317,114
Pinduoduo, Inc.*ADR (Internet & Direct Marketing Retail)	2,517	100,957
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	6,411	979,729
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	607	423,941
Ross Stores, Inc. (Specialty Retail)	2,010	181,825
Seagen, Inc.* (Biotechnology)	1,044	150,388
Sirius XM Holdings, Inc. (Media)	22,456	148,659
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	933	124,350
Splunk, Inc.* (Software)	903	134,195
Starbucks Corp. (Hotels, Restaurants & Leisure)	6,545	595,398
Synopsys, Inc.* (Software)	871	290,278
Tesla, Inc.* (Automobiles)	3,543	3,817,937
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	5,252	963,637
The Kraft Heinz Co. (Food Products)	6,958	274,076
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	7,106	912,055
VeriSign, Inc.* (IT Services)	627	139,482
Verisk Analytics, Inc. (Professional Services)	917	196,816
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,448	377,885
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	4,911	219,865
Workday, Inc.* - Class A (Software)	1,115	266,998
Xcel Energy, Inc. (Electric Utilities)	3,096	223,438
Zoom Video Communications, Inc.* - Class A (Software)	1,378	161,543
Zscaler, Inc.* (Software)	797	192,300
TOTAL COMMON STOCKS (Cost $15,237,339)		78,102,033

Repurchase Agreements(a)(b) (36.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.16%-0.21%, dated 3/31/22, due 4/1/22, total to be received $49,287,270	$49,287,000	$49,287,000
TOTAL REPURCHASE AGREEMENTS (Cost $49,287,000)		49,287,000
TOTAL INVESTMENT SECURITIES (Cost $64,524,339) - 94.9%		127,389,033
Net other assets (liabilities) - 5.1%		6,868,296
NET ASSETS - 100.0%		$134,257,329

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2022, the aggregate amount held in a segregated account was $5,399,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
ADR	American Depositary Receipt
NYS	New York Shares

March 31, 2022 :: ProFund VP Nasdaq-100 ::

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	17	6/20/22	$5,055,375	$537,836

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	4/27/22	0.93%	$29,246,664	$(549,984)
Nasdaq-100 Index	UBS AG	4/27/22	1.13%	21,931,288	(143,439)
				$51,177,952	$(693,423)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Nasdaq-100 invested in the following industries as of March 31, 2022:

	Value	% of Net Assets
Automobiles	$4,056,799	3.0%
Beverages	1,863,512	1.4%
Biotechnology	2,713,480	2.0%
Commercial Services & Supplies	420,365	0.3%
Communications Equipment	1,317,832	1.0%
Electric Utilities	879,620	0.7%
Entertainment	1,610,588	1.2%
Food & Staples Retailing	1,672,159	1.2%
Food Products	769,849	0.6%
Health Care Equipment & Supplies	1,353,692	1.0%
Hotels, Restaurants & Leisure	1,831,708	1.4%
Industrial Conglomerates	759,056	0.7%
Interactive Media & Services	8,883,509	6.6%
Internet & Direct Marketing Retail	6,518,724	4.8%
IT Services	2,500,739	1.9%
Life Sciences Tools & Services	312,014	0.2%
Machinery	174,114	0.1%
Media	1,889,677	1.4%
Multiline Retail	204,992	0.2%
Pharmaceuticals	215,273	0.2%
Professional Services	196,816	0.1%
Road & Rail	662,264	0.5%
Semiconductors & Semiconductor Equipment	12,551,379	9.3%
Software	13,169,922	9.8%
Specialty Retail	441,424	0.3%
Technology Hardware, Storage & Peripherals	9,769,604	7.3%
Textiles, Apparel & Luxury Goods	256,391	0.2%
Trading Companies & Distributors	194,476	0.1%
Wireless Telecommunication Services	912,055	0.7%
Other**	56,155,296	41.8%
Total	$134,257,329	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2022 :: ProFund VP Oil & Gas ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.4%)

	Shares	Value
APA Corp. (Oil, Gas & Consumable Fuels)	12,647	$522,701
Baker Hughes Co. - Class A (Energy Equipment & Services)	31,528	1,147,934
Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)	8,210	1,138,317
Chevron Corp. (Oil, Gas & Consumable Fuels)	67,105	10,926,707
ConocoPhillips (Oil, Gas & Consumable Fuels)	45,332	4,533,200
Continental Resources, Inc. (Oil, Gas & Consumable Fuels)	2,036	124,868
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	28,321	763,817
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	21,918	1,296,011
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	5,929	812,747
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	3,367	182,693
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	20,368	2,428,477
EQT Corp. (Oil, Gas & Consumable Fuels)	10,471	360,307
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	14,150	119,426
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	147,339	12,168,728
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	3,442	288,233
Halliburton Co. (Energy Equipment & Services)	31,280	1,184,574
Hess Corp. (Oil, Gas & Consumable Fuels)	9,596	1,027,156
HF Sinclair Corp.* (Oil, Gas & Consumable Fuels)	5,203	207,340
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	67,882	1,283,649
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	27,101	680,506
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	20,155	1,723,253
New Fortress Energy, Inc. (Oil, Gas & Consumable Fuels)	1,440	61,358
NOV, Inc. (Energy Equipment & Services)	13,667	268,010
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	30,888	1,752,585
OGE Energy Corp. (Electric Utilities)	6,968	284,155
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	15,523	1,096,389
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	9,089	491,442
Phillips 66 (Oil, Gas & Consumable Fuels)	16,287	1,407,034
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	7,904	1,976,237
Plug Power, Inc.* (Electrical Equipment)	18,056	516,582
Schlumberger, Ltd. (Energy Equipment & Services)	48,853	2,018,117
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	7,972	601,647
TechnipFMC PLC* (Energy Equipment & Services)	14,746	114,282
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)	216	292,056
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	42,296	1,413,109
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	14,233	1,445,219
TOTAL COMMON STOCKS (Cost $27,338,283)		56,658,866

Repurchase Agreements(a) (1.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.16%-0.21%, dated 3/31/22, due 4/1/22, total to be received $797,004	$797,000	$797,000
TOTAL REPURCHASE AGREEMENTS (Cost $797,000)		797,000
TOTAL INVESTMENT SECURITIES (Cost $28,135,283) - 100.8%		57,455,866
Net other assets (liabilities) - (0.8)%		(477,697)
NET ASSETS - 100.0%		$56,978,169

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

:: ProFund VP Oil & Gas :: March 31, 2022

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	4/25/22	0.93%	$579,643	$(3,063)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Oil & Gas invested in the following industries as of March 31, 2022:

	Value	% of Net Assets
Electric Utilities	$284,155	0.5%
Electrical Equipment	516,582	0.9%
Energy Equipment & Services	4,732,917	8.3%
Oil, Gas & Consumable Fuels	50,836,979	89.2%
Semiconductors & Semiconductor Equipment	288,233	0.5%
Other**	319,303	0.6%
Total	$56,978,169	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2022 :: ProFund VP Pharmaceuticals ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (96.2%)

	Shares	Value
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	2,321	$21,121
Amicus Therapeutics, Inc.* (Biotechnology)	12,292	116,406
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	4,831	20,145
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	1,806	64,835
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	8,334	34,169
Arvinas, Inc.* (Pharmaceuticals)	2,125	143,013
Atea Pharmaceuticals, Inc.* (Biotechnology)	2,606	18,815
Axsome Therapeutics, Inc.* (Pharmaceuticals)	1,459	60,388
Bristol-Myers Squibb Co. (Pharmaceuticals)	9,417	687,724
Cara Therapeutics, Inc.* (Biotechnology)	2,052	24,932
Cassava Sciences, Inc.* (Pharmaceuticals)	1,844	68,486
Catalent, Inc.* (Pharmaceuticals)	6,501	720,961
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	4,700	38,963
ChemoCentryx, Inc.* (Biotechnology)	2,403	60,243
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	1,694	34,490
Corcept Therapeutics, Inc.* (Pharmaceuticals)	4,674	105,258
Elanco Animal Health, Inc.* (Pharmaceuticals)	23,192	605,079
Eli Lilly & Co. (Pharmaceuticals)	2,441	699,029
Endo International PLC* (Pharmaceuticals)	11,454	26,459
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	1,118	54,391
Innoviva, Inc.* (Pharmaceuticals)	3,065	59,308
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	4,168	255,040
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	8,022	100,917
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	3,013	469,034
Johnson & Johnson (Pharmaceuticals)	18,941	3,356,914
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	604	59,264
Merck & Co., Inc. (Pharmaceuticals)	8,247	676,666
NGM Biopharmaceuticals, Inc.* (Pharmaceuticals)	1,829	27,892
Nuvation Bio, Inc.* (Pharmaceuticals)	5,658	29,761
Omeros Corp.* (Pharmaceuticals)	3,065	18,421
Organon & Co. (Pharmaceuticals)	12,429	434,145
Pacira BioSciences, Inc.* (Pharmaceuticals)	2,184	166,683
Perrigo Co. PLC (Pharmaceuticals)	6,558	252,024
Pfizer, Inc. (Pharmaceuticals)	59,884	3,100,195
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	770	10,480
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	997	19,890
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	2,461	130,285
Reata Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	1,342	43,964
Revance Therapeutics, Inc.* (Pharmaceuticals)	3,238	63,141
Roivant Sciences, Ltd.* (Pharmaceuticals)	4,748	23,455
Royalty Pharma PLC - Class A (Pharmaceuticals)	16,716	651,255
Theravance Biopharma, Inc.* (Pharmaceuticals)	2,565	24,521
Vanda Pharmaceuticals, Inc.* (Biotechnology)	2,730	30,876
Viatris, Inc. (Pharmaceuticals)	59,285	645,021
Zoetis, Inc. (Pharmaceuticals)	3,384	638,189
TOTAL COMMON STOCKS (Cost $9,142,375)		14,892,248

Repurchase Agreements(a) (2.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.16%-0.21%, dated 3/31/22, due 4/1/22, total to be received $410,002	$410,000	$410,000
TOTAL REPURCHASE AGREEMENTS (Cost $410,000)		410,000
TOTAL INVESTMENT SECURITIES (Cost $9,552,375) - 98.8%		15,302,248
Net other assets (liabilities) - 1.2%		186,947
NET ASSETS - 100.0%		$15,489,195

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

:: ProFund VP Pharmaceuticals :: March 31, 2022

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Select Pharmaceuticals Index	Goldman Sachs International	4/25/22	0.93%	$565,931	$(1,714)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Pharmaceuticals invested in the following industries as of March 31, 2022:

	Value	% of Net Assets
Biotechnology	$450,416	2.9%
Health Care Equipment & Supplies	34,169	0.2%
Pharmaceuticals	14,407,663	93.1%
Other**	596,947	3.8%
Total	$15,489,195	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2022 :: ProFund VP Precious Metals ::

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (101.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.16%-0.21%, dated 3/31/22, due 4/1/22, total to be received $39,282,215	$39,282,000	$39,282,000
TOTAL REPURCHASE AGREEMENTS (Cost $39,282,000)		39,282,000
TOTAL INVESTMENT SECURITIES (Cost $39,282,000) - 101.6%		39,282,000
Net other assets (liabilities) - (1.6)%		(611,308)
NET ASSETS - 100.0%		$38,670,692

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2022, the aggregate amount held in a segregated account was $5,482,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	4/25/22	0.93%	$18,105,168	$(238,699)
Dow Jones Precious Metals Index	UBS AG	4/25/22	1.08%	20,526,006	(258,948)
				$38,631,174	$(497,647)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2022 :: ProFund VP Real Estate ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (97.8%)

	Shares	Value
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	2,983	$39,077
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	833	167,641
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	795	44,496
American Homes 4 Rent - Class A (Equity Real Estate Investment Trusts)	1,689	67,611
American Tower Corp. (Equity Real Estate Investment Trusts)	2,604	654,177
Americold Realty Trust (Equity Real Estate Investment Trusts)	1,525	42,517
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	8,345	58,748
Apartment Income REIT Corp. (Equity Real Estate Investment Trusts)	897	47,954
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	798	198,199
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	963	30,614
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	813	104,714
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	1,703	43,954
Camden Property Trust (Equity Real Estate Investment Trusts)	586	97,393
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	1,912	174,987
Compass, Inc.* - Class A (Real Estate Management & Development)	161	1,265
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	640	18,266
CoStar Group, Inc.* (Professional Services)	2,258	150,405
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	851	34,287
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	2,472	456,331
CubeSmart (Equity Real Estate Investment Trusts)	1,251	65,090
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,624	230,283
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	1,003	33,520
Duke Realty Corp. (Equity Real Estate Investment Trusts)	2,177	126,397
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	233	47,364
Equinix, Inc. (Equity Real Estate Investment Trusts)	515	381,934
Equity Commonwealth* (Equity Real Estate Investment Trusts)	646	18,217
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts)	987	75,486
Equity Residential (Equity Real Estate Investment Trusts)	1,955	175,794
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	373	128,864
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	767	157,695
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	405	49,438
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	746	46,185
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	1,343	63,027
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	844	23,193
Healthcare Trust of America, Inc. - Class A (Equity Real Estate Investment Trusts)	1,264	39,614
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	3,084	105,874
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	601	27,490
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	4,082	79,313
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	872	24,198
Invitation Homes, Inc. (Equity Real Estate Investment Trusts)	3,413	137,134
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	1,655	91,704
JBG Smith Properties (Equity Real Estate Investment Trusts)	654	19,110
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	288	68,964
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	602	46,005
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	3,526	87,092
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	496	57,625
Life Storage, Inc. (Equity Real Estate Investment Trusts)	469	65,862
LXP Industrial Trust (Equity Real Estate Investment Trusts)	1,616	25,371
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	3,412	72,130
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	661	138,446
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	261	15,402
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	1,004	45,120
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	469	29,434
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	2,668	29,295
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	1,365	42,533
Opendoor Technologies, Inc.* (Real Estate Management & Development)	2,224	19,238
Orion Office REIT, Inc. (Equity Real Estate Investment Trusts)	322	4,508
Physicians Realty Trust (Equity Real Estate Investment Trusts)	1,258	22,065
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	395	20,828
Prologis, Inc. (Equity Real Estate Investment Trusts)	4,232	683,384

:: ProFund VP Real Estate :: March 31, 2022

Common Stocks, continued

	Shares	Value
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	114	$19,161
Public Storage (Equity Real Estate Investment Trusts)	873	340,714
Rayonier, Inc. (Equity Real Estate Investment Trusts)	833	34,253
Realty Income Corp. (Equity Real Estate Investment Trusts)	3,234	224,116
Redfin Corp.* (Real Estate Management & Development)	603	10,878
Regency Centers Corp. (Equity Real Estate Investment Trusts)	881	62,851
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	916	68,324
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	1,306	19,446
SBA Communications Corp. (Equity Real Estate Investment Trusts)	621	213,686
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	1,878	247,070
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	366	29,712
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	731	33,641
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	1,008	41,681
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,741	42,080
STORE Capital Corp. (Equity Real Estate Investment Trusts)	1,403	41,010
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	663	116,217
The Howard Hughes Corp.* (Real Estate Management & Development)	237	24,556
UDR, Inc. (Equity Real Estate Investment Trusts)	1,711	98,160
Ventas, Inc. (Equity Real Estate Investment Trusts)	2,283	140,998
VICI Properties, Inc. (Equity Real Estate Investment Trusts)	3,596	102,342
Vornado Realty Trust (Equity Real Estate Investment Trusts)	910	41,241
Welltower, Inc. (Equity Real Estate Investment Trusts)	2,490	239,389
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	4,273	161,947
WP Carey, Inc. (Equity Real Estate Investment Trusts)	1,090	88,116
Zillow Group, Inc.* - Class A (Real Estate Management & Development)	210	10,128
Zillow Group, Inc.* - Class C (Real Estate Management & Development)	951	46,875
TOTAL COMMON STOCKS (Cost $2,766,927)		8,551,454

Repurchase Agreements(a) (2.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.16%-0.21%, dated 3/31/22, due 4/1/22, total to be received $173,001	$173,000	$173,000
TOTAL REPURCHASE AGREEMENTS (Cost $173,000)		173,000
TOTAL INVESTMENT SECURITIES (Cost $2,939,927) - 99.8%		8,724,454
Net other assets (liabilities) - 0.2%		14,929
NET ASSETS - 100.0%		$8,739,383

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

March 31, 2022 :: ProFund VP Real Estate ::

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Real Estate Index	Goldman Sachs International	4/25/22	0.93%	$177,582	$3,945

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Real Estate invested in the following industries as of March 31, 2022:

	Value	% of Net Assets
Equity Real Estate Investment Trusts	$7,844,344	89.7%
Mortgage Real Estate Investment Trusts	199,814	2.3%
Professional Services	150,405	1.7%
Real Estate Management & Development	356,891	4.1%
Other**	187,929	2.2%
Total	$8,739,383	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2022 :: ProFund VP Rising Rates Opportunity ::

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (107.3%)
	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.16%-0.21%, dated 3/31/22, due 4/1/22, total to be received $12,507,068	$12,507,000	$12,507,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,507,000)		12,507,000
TOTAL INVESTMENT SECURITIES (Cost $12,507,000) - 107.3%		12,507,000
Net other assets (liabilities) - (7.3)%		(855,032)
NET ASSETS - 100.0%		$11,651,968

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2022, the aggregate amount held in a segregated account was $711,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short
Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 2.25% due on 2/15/52	Citibank North America	4/18/22	(0.05)%	$(13,467,431)	$(199,179)
30-Year U.S. Treasury Bond, 2.25% due on 2/15/52	Societe' Generale	4/18/22	(0.01)%	(1,151,063)	(12,536)
				$(14,618,494)	$(211,715)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2022 :: ProFund VP Semiconductor ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (74.9%)

	Shares	Value
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	8,031	$878,110
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	271	7,696
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	495	10,751
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,581	426,330
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	4,362	574,912
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	2,028	1,276,992
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	282	23,911
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	658	132,771
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	666	87,419
GLOBALFOUNDRIES, Inc.* (Semiconductors & Semiconductor Equipment)	261	16,292
Intel Corp. (Semiconductors & Semiconductor Equipment)	20,004	991,399
KLA Corp. (Semiconductors & Semiconductor Equipment)	740	270,884
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	685	368,263
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	673	41,019
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	4,145	297,238
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,731	205,207
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	5,501	428,473
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	272	40,800
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	213	103,450
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	12,283	3,351,540
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	1,306	241,714
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	2,116	132,483
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	290	26,877
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	532	66,021
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	5,537	846,164
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	316	21,911
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	188	28,238
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	805	107,290
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	258	83,171
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	801	94,702
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	4,357	799,422
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	213	35,560
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	607	69,113
TOTAL COMMON STOCKS (Cost $2,350,882)		12,086,123

Repurchase Agreements(a) (4.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.16%-0.21%, dated 3/31/22, due 4/1/22, total to be received $639,003	$639,000	$639,000
TOTAL REPURCHASE AGREEMENTS (Cost $639,000)		639,000
TOTAL INVESTMENT SECURITIES (Cost $2,989,882) - 78.9%		12,725,123
Net other assets (liabilities) - 21.1%		3,408,514
NET ASSETS - 100.0%		$16,133,637

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

:: ProFund VP Semiconductor :: March 31, 2022

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Semiconductors Index	Goldman Sachs International	4/25/22	0.93%	$4,021,714	$8,384

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Semiconductor invested in the following industries as of March 31, 2022:

	Value	% of Net Assets
Semiconductors & Semiconductor Equipment	$12,086,123	74.9%
Other**	4,047,514	25.1%
Total	$16,133,637	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2022 :: ProFund VP Short Dow 30 ::

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (86.3%)
	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.16%-0.21%, dated 3/31/22, due 4/1/22, total to be received $6,000	$6,000	$6,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,000)		6,000
TOTAL INVESTMENT SECURITIES (Cost $6,000) - 86.3%		6,000
Net other assets (liabilities) - 13.7%		953
NET ASSETS - 100.0%		$6,953

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2022, the aggregate amount held in a segregated account was $4,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	4/27/22	(0.68)%	$(1,400)	$9
Dow Jones Industrial Average	UBS AG	4/27/22	(0.53)%	(5,544)	44
				$(6,944)	$53

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2022 :: ProFund VP Short Emerging Markets ::

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (112.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.16%-0.21%, dated 3/31/22, due 4/1/22, total to be received $1,037,006	$1,037,000	$1,037,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,037,000)		1,037,000
TOTAL INVESTMENT SECURITIES (Cost $1,037,000) - 112.0%		1,037,000
Net other assets (liabilities) - (12.0)%		(110,822)
NET ASSETS - 100.0%		$926,178

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2022, the aggregate amount held in a segregated account was $302,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Emerging 50 ADR Index (USD)	Goldman Sachs International	4/27/22	0.02%	$(470,896)	$3,618
S&P Emerging 50 ADR Index (USD)	UBS AG	4/27/22	0.17%	(419,756)	4,026
				$(890,652)	$7,644

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2022 :: ProFund VP Short International ::

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (105.9%)
	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.16%-0.21%, dated 3/31/22, due 4/1/22, total to be received $804,004	$804,000	$804,000
TOTAL REPURCHASE AGREEMENTS (Cost $804,000)		804,000
TOTAL INVESTMENT SECURITIES (Cost $804,000) - 105.9%		804,000
Net other assets (liabilities) - (5.9)%		(44,747)
NET ASSETS - 100.0%		$759,253

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2022, the aggregate amount held in a segregated account was $220,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	4/27/22	(0.13)%	$(420,500)	$(35)
MSCI EAFE Index	UBS AG	4/27/22	(0.03)%	(350,228)	(283)
				$(770,728)	$(318)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2022 :: ProFund VP Short Mid-Cap ::

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (151.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.16%-0.21%, dated 3/31/22, due 4/1/22, total to be received $47,000	$47,000	$47,000
TOTAL REPURCHASE AGREEMENTS (Cost $47,000)		47,000
TOTAL INVESTMENT SECURITIES (Cost $47,000) - 151.9%		47,000
Net other assets (liabilities) - (51.9)%		(16,058)
NET ASSETS - 100.0%		$30,942

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2022, the aggregate amount held in a segregated account was $5,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	4/27/22	(0.43)%	$(26,454)	$216
S&P MidCap 400	UBS AG	4/27/22	(0.33)%	(4,533)	163
				$(30,987)	$379

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2022 :: ProFund VP Short Nasdaq-100 ::

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (103.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.16%-0.21%, dated 3/31/22, due 4/1/22, total to be received $3,008,016	$3,008,000	$3,008,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,008,000)		3,008,000
TOTAL INVESTMENT SECURITIES (Cost $3,008,000) - 103.0%		3,008,000
Net other assets (liabilities) - (3.0)%		(87,749)
NET ASSETS - 100.0%		$2,920,251

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2022, the aggregate amount held in a segregated account was $1,553,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	4/27/22	(0.68)%	$(2,240,612)	$11,120
Nasdaq-100 Index	UBS AG	4/27/22	(0.48)%	(667,732)	6,691
				$(2,908,344)	$17,811

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2022 :: ProFund VP Short Small-Cap ::

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (101.2%)
	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.16%-0.21%, dated 3/31/22, due 4/1/22, total to be received $1,276,007	$1,276,000	$1,276,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,276,000)		1,276,000
TOTAL INVESTMENT SECURITIES (Cost $1,276,000) - 101.2%		1,276,000
Net other assets (liabilities) - (1.2)%		(15,650)
NET ASSETS - 100.0%		$1,260,350

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2022, the aggregate amount held in a segregated account was $416,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	1	6/20/22	$(103,320)	$(5,459)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	4/27/22	(0.33)%	$(554,795)	$3,624
Russell 2000 Index	UBS AG	4/27/22	0.17%	(600,338)	2,038
				$(1,155,133)	$5,662

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2022 :: ProFund VP Small-Cap ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (61.1%)

	Shares	Value
1-800-Flowers.com, Inc.* - Class A (Internet & Direct Marketing Retail)	84	$1,072
1Life Healthcare, Inc.* (Health Care Providers & Services)	363	4,022
1st Source Corp. (Banks)	53	2,451
1stdibs.com, Inc.* (Internet & Direct Marketing Retail)	64	511
22nd Century Group, Inc.* (Tobacco)	508	1,179
2seventy bio, Inc.* (Biotechnology)	74	1,262
2U, Inc.* (Diversified Consumer Services)	229	3,041
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	392	6,538
4D Molecular Therapeutics, Inc.* (Biotechnology)	88	1,331
89bio, Inc.* (Biotechnology)	31	117
8x8, Inc.* (Software)	356	4,482
9 Meters Biopharma, Inc.* (Pharmaceuticals)	714	428
908 Devices, Inc.* (Electronic Equipment, Instruments & Components)	66	1,255
A10 Networks, Inc. (Software)	190	2,651
AAON, Inc. (Building Products)	132	7,356
AAR Corp.* (Aerospace & Defense)	107	5,182
Aaron's Co., Inc. (The) (Specialty Retail)	99	1,988
Abercrombie & Fitch Co.* (Specialty Retail)	177	5,662
ABM Industries, Inc. (Commercial Services & Supplies)	212	9,760
Absci Corp.* (Life Sciences Tools & Services)	176	1,484
Acacia Research Corp.* (Professional Services)	155	699
Academy Sports & Outdoors, Inc. (Leisure Products)	248	9,772
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	378	9,155
Acadia Realty Trust (Equity Real Estate Investment Trusts)	274	5,938
Accel Entertainment, Inc.* (Hotels, Restaurants & Leisure)	178	2,168
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)	104	150
ACCO Brands Corp. (Commercial Services & Supplies)	294	2,352
Accolade, Inc.* (Health Care Technology)	161	2,827
Accuray, Inc.* (Health Care Equipment & Supplies)	290	960
ACI Worldwide, Inc.* (Software)	372	11,714
Aclaris Therapeutics, Inc.* (Pharmaceuticals)	161	2,776
Acumen Pharmaceuticals, Inc.* (Biotechnology)	89	348
Acushnet Holdings Corp. (Leisure Products)	108	4,348
Acutus Medical, Inc.* (Health Care Equipment & Supplies)	60	83
Adagio Therapeutics, Inc.* (Biotechnology)	186	848
AdaptHealth Corp.* (Health Care Providers & Services)	226	3,623
Addus HomeCare Corp.* (Health Care Providers & Services)	49	4,571
Adicet Bio, Inc.* (Pharmaceuticals)	81	1,618
Adient PLC* (Auto Components)	299	12,190
Adtalem Global Education, Inc.* (Diversified Consumer Services)	156	4,635
ADTRAN, Inc. (Communications Equipment)	154	2,841
Advanced Energy Industries, Inc. (Semiconductors & Semiconductor Equipment)	119	10,244
AdvanSix, Inc. (Chemicals)	86	4,394
Advantage Solutions, Inc.* (Media)	241	1,538
Advent Technologies Holdings, Inc.* (Electrical Equipment)	101	234
Adverum Biotechnologies, Inc.* (Biotechnology)	274	359
Aeglea BioTherapeutics, Inc.* (Biotechnology)	128	294
Aemetis, Inc.* (Oil, Gas & Consumable Fuels)	85	1,077
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	134	1,219
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	236	9,288
Aerovate Therapeutics, Inc.* (Biotechnology)	41	752
AeroVironment, Inc.* (Aerospace & Defense)	71	6,684
AerSale Corp.* (Aerospace & Defense)	50	786
Aeva Technologies, Inc.* (Electronic Equipment, Instruments & Components)	333	1,442
AFC Gamma, Inc. (Mortgage Real Estate Investment Trusts)	47	899
Affimed N.V.* (Biotechnology)	366	1,599
AgEagle Aerial Systems, Inc.* (Machinery)	220	262
Agenus, Inc.* (Biotechnology)	692	1,702
Agiliti, Inc.* (Health Care Providers & Services)	74	1,561
Agilysys, Inc.* (Software)	67	2,672
Agios Pharmaceuticals, Inc.* (Biotechnology)	171	4,978
Agree Realty Corp. (Equity Real Estate Investment Trusts)	222	14,732
Air Transport Services Group, Inc.* (Air Freight & Logistics)	186	6,222
AirSculpt Technologies, Inc.* (Health Care Providers & Services)	21	287
aka Brands Holding Corp.* (Internet & Direct Marketing Retail)	30	133
Akebia Therapeutics, Inc.* (Biotechnology)	550	395
Akero Therapeutics, Inc.* (Biotechnology)	81	1,149
Akouos, Inc.* (Biotechnology)	76	361
Akoustis Technologies, Inc.* (Electronic Equipment, Instruments & Components)	162	1,053
Akoya Biosciences, Inc.* (Life Sciences Tools & Services)	42	462
Alamo Group, Inc. (Machinery)	31	4,457
Alarm.com Holdings, Inc.* (Software)	149	9,903

:: ProFund VP Small-Cap :: March 31, 2022

Common Stocks, continued

	Shares	Value
Alaunos Therapeutics, Inc.* (Biotechnology)	661	$431
Albany International Corp. - Class A (Machinery)	97	8,179
Albireo Pharma, Inc.* (Biotechnology)	53	1,581
Aldeyra Therapeutics, Inc.* (Biotechnology)	153	680
Alector, Inc.* (Biotechnology)	184	2,622
Alerus Financial Corp. (Diversified Financial Services)	48	1,327
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	229	5,311
Alexander's, Inc. (Equity Real Estate Investment Trusts)	7	1,794
Alignment Healthcare, Inc.* (Health Care Providers & Services)	250	2,808
Aligos Therapeutics, Inc.* (Biotechnology)	67	144
Alkami Technology, Inc.* (Software)	90	1,288
Alkermes PLC* (Biotechnology)	506	13,313
Allakos, Inc.* (Biotechnology)	112	638
Allegheny Technologies, Inc.* (Metals & Mining)	403	10,817
Allegiance Bancshares, Inc. (Banks)	60	2,681
Allegiant Travel Co.* (Airlines)	48	7,795
ALLETE, Inc. (Electric Utilities)	166	11,119
Allied Motion Technologies, Inc. (Electrical Equipment)	38	1,134
Allogene Therapeutics, Inc.* (Biotechnology)	215	1,959
Allovir, Inc.* (Biotechnology)	93	628
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	383	8,625
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	68	3,716
Alpha Teknova, Inc.* (Biotechnology)	22	304
Alphatec Holdings, Inc.* (Health Care Equipment & Supplies)	224	2,576
Alpine Immune Sciences, Inc.* (Biotechnology)	37	332
Alta Equipment Group, Inc.* (Trading Companies & Distributors)	60	742
Altair Engineering, Inc.* - Class A (Software)	146	9,402
Altimmune, Inc.* (Biotechnology)	125	761
Alto Ingredients, Inc.* (Oil, Gas & Consumable Fuels)	226	1,541
Altra Industrial Motion Corp. (Machinery)	204	7,942
Altus Midstream Co. - Class A (Oil, Gas & Consumable Fuels)	10	650
ALX Oncology Holdings, Inc.* (Biotechnology)	56	946
Amalgamated Financial Corp. (Banks)	43	773
A-Mark Precious Metals, Inc. (Diversified Financial Services)	28	2,166
Ambac Financial Group, Inc.* (Insurance)	144	1,498
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	112	11,751
AMC Entertainment Holdings, Inc.* (Entertainment)	1,629	40,138
AMC Networks, Inc.* - Class A (Media)	92	3,738
Amerant Bancorp, Inc. (Banks)	83	2,622
Ameresco, Inc.* - Class A (Construction & Engineering)	98	7,791
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	158	5,987
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	356	2,763
American Eagle Outfitters, Inc. (Specialty Retail)	481	8,081
American Equity Investment Life Holding Co. (Insurance)	261	10,417
American Finance Trust, Inc. (Equity Real Estate Investment Trusts)	392	3,101
American National Bankshares, Inc. (Banks)	33	1,243
American National Group, Inc. (Insurance)	24	4,538
American Outdoor Brands, Inc.* (Leisure Products)	45	591
American Public Education, Inc.* (Diversified Consumer Services)	59	1,253
American Software, Inc. - Class A (Software)	99	2,063
American States Water Co. (Water Utilities)	116	10,327
American Superconductor Corp.* (Electrical Equipment)	87	662
American Vanguard Corp. (Chemicals)	93	1,890
American Well Corp.* - Class A (Health Care Technology)	578	2,433
American Woodmark Corp.* (Building Products)	52	2,545
America's Car-Mart, Inc.* (Specialty Retail)	19	1,531
Ameris Bancorp (Banks)	210	9,215
AMERISAFE, Inc. (Insurance)	60	2,980
Amicus Therapeutics, Inc.* (Biotechnology)	830	7,860
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	322	6,994
AMMO, Inc.* (Leisure Products)	280	1,344
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	149	15,545
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	315	1,314
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	117	4,200
Ampio Pharmaceuticals, Inc.* (Pharmaceuticals)	615	289
Amylyx Pharmaceuticals, Inc.* (Pharmaceuticals)	30	386
Amyris, Inc.* (Oil, Gas & Consumable Fuels)	557	2,429
AnaptysBio, Inc.* (Biotechnology)	61	1,509
Anavex Life Sciences Corp.* (Biotechnology)	212	2,610
Angel Oak Mortgage, Inc. (Mortgage Real Estate Investment Trusts)	30	492
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	119	2,563
Angion Biomedica Corp.* (Pharmaceuticals)	69	146
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	34	956
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	46	1,155
Annexon, Inc.* (Biotechnology)	98	268
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	527	2,161
Anterix, Inc.* (Diversified Telecommunication Services)	37	2,142

March 31, 2022 :: ProFund VP Small-Cap ::

Common Stocks, continued

	Shares	Value
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	903	$27,569
Apartment Investment and Management Co.* (Equity Real Estate Investment Trusts)	477	3,492
Apellis Pharmaceuticals, Inc.* (Biotechnology)	247	12,550
API Group Corp.* (Construction & Engineering)	637	13,396
Apogee Enterprises, Inc. (Building Products)	77	3,654
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	443	6,171
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	119	5,768
Appfolio, Inc.* (Software)	60	6,793
AppHarvest, Inc.* (Food Products)	220	1,183
Appian Corp.* (Software)	124	7,542
Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts)	677	12,166
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	121	12,422
Applied Molecular Transport, Inc.* (Biotechnology)	79	594
Applied Therapeutics, Inc.* (Biotechnology)	56	118
Apyx Medical Corp.* (Health Care Equipment & Supplies)	98	640
AquaBounty Technologies, Inc.* (Biotechnology)	207	387
Arbor Realty Trust, Inc. (Mortgage Real Estate Investment Trusts)	454	7,745
Arbutus Biopharma Corp.* (Biotechnology)	287	855
ArcBest Corp. (Road & Rail)	80	6,440
Arcellx, Inc.* (Biotechnology)	29	407
Arch Resources, Inc. (Oil, Gas & Consumable Fuels)	48	6,594
Archrock, Inc. (Energy Equipment & Services)	426	3,932
Arcimoto, Inc.* (Automobiles)	90	595
Arconic Corp.* (Metals & Mining)	337	8,634
Arcosa, Inc. (Construction & Engineering)	153	8,759
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	67	1,806
Arcus Biosciences, Inc.* (Biotechnology)	141	4,450
Arcutis Biotherapeutics, Inc.* (Biotechnology)	87	1,676
Ardelyx, Inc.* (Biotechnology)	305	326
Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts)	138	2,142
Argan, Inc. (Construction & Engineering)	47	1,908
Argo Group International Holdings, Ltd. (Insurance)	100	4,128
Aris Water Solution, Inc. - Class A (Commercial Services & Supplies)	61	1,110
Arko Corp. (Specialty Retail)	263	2,393
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	266	2,357
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	210	3,066
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	281	2,360
Array Technologies, Inc.* (Electrical Equipment)	403	4,542
Arrow Financial Corp. (Banks)	44	1,426
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	324	14,901
Arteris, Inc.* (Software)	17	221
Artesian Resources Corp. - Class A (Water Utilities)	26	1,262
Artisan Partners Asset Management, Inc. (Capital Markets)	185	7,280
Artivion, Inc.* (Health Care Equipment & Supplies)	120	2,566
Arvinas, Inc.* (Pharmaceuticals)	149	10,027
Asana, Inc.* - Class A (Software)	231	9,233
Asbury Automotive Group, Inc.* (Specialty Retail)	73	11,695
Asensus Surgical, Inc.* (Health Care Equipment & Supplies)	739	463
ASGN, Inc.* (Professional Services)	161	18,791
Ashford Hospitality Trust, Inc.* (Equity Real Estate Investment Trusts)	54	551
Aspen Aerogels, Inc.* (Energy Equipment & Services)	70	2,414
Aspira Women's Health, Inc.* (Health Care Equipment & Supplies)	229	238
Assetmark Financial Holdings, Inc.* (Capital Markets)	57	1,268
Associated Banc-Corp. (Banks)	469	10,674
Associated Capital Group, Inc. - Class A (Capital Markets)	5	210
Astec Industries, Inc. (Machinery)	72	3,096
Astronics Corp.* (Aerospace & Defense)	79	1,021
Atara Biotherapeutics, Inc.* (Biotechnology)	274	2,545
Atea Pharmaceuticals, Inc.* (Biotechnology)	204	1,473
Aterian, Inc.* (Household Durables)	82	199
Athenex, Inc.* (Biotechnology)	273	226
Athersys, Inc.* (Biotechnology)	672	407
Athira Pharma, Inc.* (Pharmaceuticals)	102	1,377
Atkore, Inc.* (Electrical Equipment)	142	13,979
Atlantic Union Bankshares (Banks)	238	8,732
Atlanticus Holdings Corp.* (Consumer Finance)	16	829
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	91	7,860
Atlas Technical Consultants, Inc.* (Professional Services)	47	566
ATN International, Inc. (Diversified Telecommunication Services)	35	1,396
Atomera, Inc.* (Semiconductors & Semiconductor Equipment)	64	836
Atossa Therapeutics, Inc.* (Health Care Equipment & Supplies)	369	461
Atreca, Inc.* - Class A (Biotechnology)	82	260
AtriCure, Inc.* (Health Care Equipment & Supplies)	141	9,259
Atrion Corp. (Health Care Equipment & Supplies)	4	2,852
Aura Biosciences, Inc.* (Biotechnology)	18	396
Avalo Therapeutics, Inc.* (Pharmaceuticals)	197	143
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	152	5,092
Avaya Holdings Corp.* - Class C (Software)	264	3,345
Aveanna Healthcare Holdings, Inc.* (Health Care Providers & Services)	124	423

:: ProFund VP Small-Cap :: March 31, 2022

Common Stocks, continued

	Shares	Value
Aviat Networks, Inc.* (Communications Equipment)	34	$1,046
Avid Bioservices, Inc.* (Biotechnology)	191	3,891
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	114	3,975
Avidity Biosciences, Inc.* (Biotechnology)	119	2,198
AvidXchange Holdings, Inc.* (Software)	80	644
Avient Corp. (Chemicals)	287	13,776
Avis Budget Group, Inc.* (Road & Rail)	130	34,228
Avista Corp. (Multi-Utilities)	223	10,068
Avita Medical, Inc.* (Biotechnology)	77	653
Avrobio, Inc.* (Biotechnology)	120	158
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	104	7,855
AxoGen, Inc.* (Health Care Equipment & Supplies)	122	969
Axonics, Inc.* (Health Care Equipment & Supplies)	145	9,077
Axos Financial, Inc.* - Class I (Thrifts & Mortgage Finance)	180	8,350
Axsome Therapeutics, Inc.* (Pharmaceuticals)	88	3,642
AXT, Inc.* (Semiconductors & Semiconductor Equipment)	128	899
AZZ, Inc. (Electrical Equipment)	77	3,714
B Riley Financial, Inc. (Capital Markets)	64	4,477
B&G Foods, Inc. (Food Products)	202	5,450
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	175	1,428
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	92	9,173
Balchem Corp. (Chemicals)	102	13,944
Bally's Corp.* (Hotels, Restaurants & Leisure)	103	3,166
Banc of California, Inc. (Banks)	173	3,349
BancFirst Corp. (Banks)	54	4,493
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Diversified Financial Services)	98	1,527
Bandwidth, Inc.* (Diversified Telecommunication Services)	73	2,364
Bank First Corp. (Banks)	21	1,512
Bank of Marin Bancorp (Banks)	49	1,718
BankUnited, Inc. (Banks)	270	11,869
Banner Corp. (Banks)	108	6,321
Bar Harbor Bankshares (Banks)	47	1,345
Barnes & Noble Education, Inc.* (Specialty Retail)	143	512
Barnes Group, Inc. (Machinery)	149	5,988
Barrett Business Services, Inc. (Professional Services)	24	1,859
Bassett Furniture Industries, Inc. (Household Durables)	29	480
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	176	10,433
Beam Global* (Electrical Equipment)	28	573
Beam Therapeutics, Inc.* (Biotechnology)	162	9,283
Beauty Health Co. (The)* (Personal Products)	275	4,642
Beazer Homes USA, Inc.* (Household Durables)	92	1,400
Bed Bath & Beyond, Inc.* (Specialty Retail)	306	6,894
Belden, Inc. (Electronic Equipment, Instruments & Components)	140	7,756
BellRing Brands, Inc.* (Personal Products)	356	8,217
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	111	2,779
Benefitfocus, Inc.* (Software)	79	997
Berkeley Lights, Inc.* (Life Sciences Tools & Services)	153	1,088
Berkshire Hills Bancorp, Inc. (Banks)	154	4,461
Berry Corp. (Oil, Gas & Consumable Fuels)	213	2,198
Beyondspring, Inc.* (Biotechnology)	71	156
BGC Partners, Inc. - Class A (Capital Markets)	998	4,391
Big 5 Sporting Goods Corp. (Specialty Retail)	66	1,132
Big Lots, Inc. (Multiline Retail)	95	3,287
BigCommerce Holdings, Inc.* - Class 1 (IT Services)	153	3,352
Biglari Holdings, Inc.* - Class B (Hotels, Restaurants & Leisure)	3	434
BioAtla, Inc.* (Biotechnology)	49	245
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	568	9,236
Biodesix, Inc.* (Health Care Providers & Services)	44	74
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	176	20,867
BioLife Solutions, Inc.* (Health Care Equipment & Supplies)	33	750
Biomea Fusion, Inc.* (Biotechnology)	68	303
Bionano Genomics, Inc.* (Life Sciences Tools & Services)	921	2,376
Bioventus, Inc.* - Class A (Health Care Equipment & Supplies)	88	1,241
Bioxcel Therapeutics, Inc.* (Biotechnology)	54	1,129
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	71	2,009
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	433	29,274
Black Diamond Therapeutics, Inc.* (Biotechnology)	72	199
Black Hills Corp. (Multi-Utilities)	202	15,559
Blackbaud, Inc.* (Software)	151	9,040
Blackline, Inc.* (Software)	171	12,521
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	496	15,767
Blink Charging Co.* (Specialty Retail)	115	3,043
Bloom Energy Corp.* (Electrical Equipment)	449	10,843
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	280	6,143
Blucora, Inc.* (Capital Markets)	153	2,991
Blue Bird Corp.* (Machinery)	55	1,035
Blue Foundry Bancorp* (Thrifts & Mortgage Finance)	88	1,192
Blue Ridge Bankshares, Inc. (Banks)	55	834
Bluebird Bio, Inc.* (Biotechnology)	213	1,033
Bluegreen Vacations Holding Corp.* (Hotels, Restaurants & Leisure)	45	1,331
BlueLinx Holdings, Inc.* (Trading Companies & Distributors)	29	2,085
Blueprint Medicines Corp.* (Biotechnology)	185	11,818
Boise Cascade Co. (Trading Companies & Distributors)	124	8,614

March 31, 2022 :: ProFund VP Small-Cap ::

Common Stocks, continued

	Shares	Value
Bolt Biotherapeutics, Inc.* (Biotechnology)	72	$197
Boot Barn Holdings, Inc.* (Specialty Retail)	92	8,721
Boston Omaha Corp.* - Class A (Media)	64	1,624
Bottomline Technologies, Inc.* (Software)	140	7,935
Box, Inc.* - Class A (Software)	431	12,525
Brady Corp. - Class A (Commercial Services & Supplies)	149	6,894
Braemar Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	180	1,112
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	536	7,579
Bridgebio Pharma, Inc.* (Biotechnology)	335	3,400
Bridgewater Bancshares, Inc.* (Thrifts & Mortgage Finance)	66	1,101
Brigham Minerals, Inc. (Oil, Gas & Consumable Fuels)	138	3,526
Bright Health Group, Inc.* (Insurance)	817	1,577
Brightcove, Inc.* (IT Services)	128	998
Brightsphere Investment Group, Inc. (Capital Markets)	102	2,474
BrightSpire Capital, Inc. (Mortgage Real Estate Investment Trusts)	266	2,461
BrightView Holdings, Inc.* (Commercial Services & Supplies)	150	2,042
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	140	5,342
Bristow Group, Inc.* (Energy Equipment & Services)	75	2,781
Broadmark Realty Capital, Inc. (Mortgage Real Estate Investment Trusts)	405	3,503
Broadstone Net Lease, Inc. (Equity Real Estate Investment Trusts)	497	10,825
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	584	4,117
Brookfield Infrastructure Corp. - Class A (Gas Utilities)	201	15,164
Brookline Bancorp, Inc. (Banks)	242	3,828
Brooklyn ImmunoTherapeutics, Inc.* (Entertainment)	94	193
BRP Group, Inc.* - Class A (Insurance)	150	4,025
BRT Apartments Corp. (Equity Real Estate Investment Trusts)	36	863
BTRS Holdings, Inc.* (Software)	300	2,244
Business First Bancshares, Inc. (Banks)	60	1,460
Butterfly Network, Inc.* (Health Care Equipment & Supplies)	422	2,009
Byline Bancorp, Inc. (Banks)	79	2,108
Byrna Technologies, Inc.* (Aerospace & Defense)	59	482
C4 Therapeutics, Inc.* (Biotechnology)	122	2,960
Cabot Corp. (Chemicals)	177	12,109
Cactus, Inc. - Class A (Energy Equipment & Services)	175	9,930
Cadence Bank (Banks)	570	16,678
Cadiz, Inc.* (Water Utilities)	71	147
Cadre Holdings, Inc. (Aerospace & Defense)	20	491
Caesarstone, Ltd. (Building Products)	71	747
CalAmp Corp.* (Communications Equipment)	112	819
Calavo Growers, Inc. (Food Products)	54	1,968
Caleres, Inc. (Specialty Retail)	116	2,242
California Resources Corp. (Oil, Gas & Consumable Fuels)	256	11,451
California Water Service Group (Water Utilities)	166	9,840
Calix, Inc.* (Communications Equipment)	174	7,466
Callaway Golf Co.* (Leisure Products)	365	8,548
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	152	8,980
Cal-Maine Foods, Inc. (Food Products)	129	7,123
Cambium Networks Corp.* (Communications Equipment)	34	804
Cambridge Bancorp (Banks)	22	1,870
Camden National Corp. (Banks)	46	2,164
Camping World Holdings, Inc. - Class A (Specialty Retail)	132	3,689
Cannae Holdings, Inc.* (Diversified Financial Services)	267	6,386
Canoo, Inc.* (Automobiles)	336	1,855
Cantaloupe, Inc.* (IT Services)	184	1,246
Capital Bancorp, Inc. (Banks)	25	572
Capital City Bank Group, Inc. (Banks)	42	1,107
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	410	4,461
Capstar Financial Holdings, Inc. (Banks)	65	1,370
Cara Therapeutics, Inc.* (Biotechnology)	140	1,701
Cardiff Oncology, Inc.* (Biotechnology)	120	298
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	125	2,825
Cardlytics, Inc.* (Media)	102	5,608
CareDx, Inc.* (Biotechnology)	160	5,918
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	305	5,887
Cargurus, Inc.* (Interactive Media & Services)	301	12,780
Caribou Biosciences, Inc.* (Biotechnology)	160	1,469
CarLotz, Inc.* (Specialty Retail)	226	310
CarParts.com, Inc.* (Internet & Direct Marketing Retail)	154	1,032
Carpenter Technology Corp. (Metals & Mining)	150	6,297
Carriage Services, Inc. (Diversified Consumer Services)	49	2,613
Carrols Restaurant Group, Inc. (Hotels, Restaurants & Leisure)	105	237
Cars.com, Inc.* (Interactive Media & Services)	216	3,117
Carter Bankshares, Inc.* (Banks)	82	1,424
Casa Systems, Inc.* (Communications Equipment)	100	452
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	155	13,587
Cass Information Systems, Inc. (IT Services)	44	1,624
Cassava Sciences, Inc.* (Pharmaceuticals)	121	4,494
Castle Biosciences, Inc.* (Biotechnology)	67	3,006
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	306	2,537
CatchMark Timber Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	154	1,263
Cathay General Bancorp (Banks)	230	10,293
Cavco Industries, Inc.* (Household Durables)	29	6,985
CBIZ, Inc.* (Professional Services)	155	6,505
CBTX, Inc. (Banks)	58	1,798
CECO Environmental Corp.* (Commercial Services & Supplies)	98	538

:: ProFund VP Small-Cap :: March 31, 2022

Common Stocks, continued

	Shares	Value
Celcuity, Inc.* (Biotechnology)	31	$290
Celldex Therapeutics, Inc.* (Biotechnology)	145	4,939
CEL-SCI Corp.* (Biotechnology)	113	444
Celsius Holdings, Inc.* (Beverages)	170	9,381
Centennial Resource Development, Inc.* - Class A (Oil, Gas & Consumable Fuels)	582	4,697
Centerspace (Equity Real Estate Investment Trusts)	45	4,415
Central Garden & Pet Co.* (Household Products)	31	1,363
Central Garden & Pet Co.* - Class A (Household Products)	126	5,138
Central Pacific Financial Corp. (Banks)	86	2,399
Centrus Energy Corp.* - Class A (Oil, Gas & Consumable Fuels)	31	1,045
Century Aluminum Co.* (Metals & Mining)	162	4,262
Century Casinos, Inc.* (Hotels, Restaurants & Leisure)	86	1,028
Century Communities, Inc. (Household Durables)	95	5,089
Century Therapeutics, Inc.* (Biotechnology)	55	692
Cerence, Inc.* (Software)	124	4,476
Cerevel Therapeutics Holdings, Inc.* (Biotechnology)	129	4,516
Cerus Corp.* (Health Care Equipment & Supplies)	531	2,915
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	71	2,886
ChampionX Corp.* (Energy Equipment & Services)	640	15,666
ChannelAdvisor Corp.* (Software)	93	1,541
Chart Industries, Inc.* (Machinery)	115	19,753
Chase Corp. (Chemicals)	23	1,999
Chatham Lodging Trust* (Equity Real Estate Investment Trusts)	151	2,082
Chefs' Warehouse, Inc.* (Food & Staples Retailing)	99	3,227
ChemoCentryx, Inc.* (Biotechnology)	170	4,262
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	331	28,796
Chesapeake Utilities Corp. (Gas Utilities)	54	7,439
Chicago Atlantic Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	19	337
Chicken Soup For The Soul Entertainment, Inc.* (Entertainment)	23	184
Chico's FAS, Inc.* (Specialty Retail)	380	1,824
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	744	8,958
Chimerix, Inc.* (Biotechnology)	230	1,053
Chinook Therapeutics, Inc.* (Biotechnology)	127	2,078
ChromaDex Corp.* (Life Sciences Tools & Services)	148	364
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	63	1,701
Cimpress PLC* (Commercial Services & Supplies)	55	3,497
CinCor Pharma, Inc.* (Pharmaceuticals)	37	649
Cinemark Holdings, Inc.* (Entertainment)	341	5,892
CIRCOR International, Inc.* (Machinery)	58	1,544
Citi Trends, Inc.* (Specialty Retail)	25	766
Citius Pharmaceuticals, Inc.* (Pharmaceuticals)	391	700
Citizens & Northern Corp. (Banks)	48	1,170
Citizens, Inc.* (Insurance)	158	670
City Holding Co. (Banks)	47	3,699
City Office REIT, Inc. (Equity Real Estate Investment Trusts)	135	2,384
Civista Bancshares, Inc. (Banks)	46	1,109
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	137	8,180
Clarus Corp. (Leisure Products)	83	1,891
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	490	3,891
Cleanspark, Inc.* (Software)	126	1,559
Clear Channel Outdoor Holdings, Inc.* (Media)	1,146	3,965
Clearfield, Inc.* (Communications Equipment)	36	2,348
ClearPoint Neuro, Inc.* (Health Care Equipment & Supplies)	60	625
Clearwater Paper Corp.* (Paper & Forest Products)	52	1,458
Clearway Energy, Inc. - Class A (Independent Power and Renewable Electricity Producers)	110	3,665
Clearway Energy, Inc. - Class C (Independent Power and Renewable Electricity Producers)	259	9,456
Clene, Inc.* (Biotechnology)	65	256
Clipper Realty, Inc. (Equity Real Estate Investment Trusts)	39	354
Clovis Oncology, Inc.* (Biotechnology)	356	719
CMC Materials, Inc. (Semiconductors & Semiconductor Equipment)	90	16,686
CNB Financial Corp. (Banks)	51	1,342
CNO Financial Group, Inc. (Insurance)	379	9,509
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	635	13,157
Coastal Financial Corp.* (Banks)	32	1,464
Coca-Cola Consolidated, Inc. (Beverages)	15	7,453
Codex DNA, Inc.* (Life Sciences Tools & Services)	29	156
Codexis, Inc.* (Life Sciences Tools & Services)	190	3,918
Codiak Biosciences, Inc.* (Biotechnology)	50	314
Coeur Mining, Inc.* (Metals & Mining)	808	3,596
Cogent Biosciences, Inc.* (Biotechnology)	117	876
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	135	8,957
Cohen & Steers, Inc. (Capital Markets)	78	6,699
Coherus Biosciences, Inc.* (Biotechnology)	205	2,647
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	151	4,470
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	109	2,219
Columbia Banking System, Inc. (Banks)	247	7,971
Columbia Financial, Inc.* (Thrifts & Mortgage Finance)	124	2,667
Columbus McKinnon Corp. (Machinery)	88	3,731
Comfort Systems USA, Inc. (Construction & Engineering)	113	10,058
Commercial Metals Co. (Metals & Mining)	379	15,775
Commercial Vehicle Group, Inc.* (Machinery)	101	853
Community Bank System, Inc. (Banks)	169	11,855
Community Health Systems, Inc.* (Health Care Providers & Services)	392	4,653

March 31, 2022 :: ProFund VP Small-Cap ::

Common Stocks, continued

	Shares	Value
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	75	$3,166
Community Trust Bancorp, Inc. (Banks)	49	2,019
CommVault Systems, Inc.* (Software)	140	9,289
Compass Minerals International, Inc. (Metals & Mining)	108	6,781
Computer Programs & Systems, Inc.* (Health Care Technology)	44	1,516
CompX International, Inc. (Commercial Services & Supplies)	5	118
comScore, Inc.* (Media)	221	643
Comstock Resources, Inc.* (Oil, Gas & Consumable Fuels)	289	3,771
Comtech Telecommunications Corp. (Communications Equipment)	81	1,271
Concrete Pumping Holdings, Inc.* (Construction & Engineering)	81	543
Conduent, Inc.* (IT Services)	529	2,730
CONMED Corp. (Health Care Equipment & Supplies)	92	13,667
ConnectOne Bancorp, Inc. (Banks)	118	3,777
Conn's, Inc.* (Specialty Retail)	56	863
Consensus Cloud Solutions, Inc.* (Software)	51	3,067
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	108	4,064
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	230	1,357
Constellium SE* (Metals & Mining)	392	7,056
Construction Partners, Inc.* - Class A (Construction & Engineering)	126	3,299
Convey Health Solutions Holdings, Inc.* (Health Care Technology)	42	275
Cooper-Standard Holding, Inc.* (Auto Components)	53	465
Corcept Therapeutics, Inc.* (Pharmaceuticals)	276	6,215
CoreCard Corp.* (Software)	23	630
CoreCivic, Inc.* (Equity Real Estate Investment Trusts)	378	4,222
CorMedix, Inc.* (Pharmaceuticals)	120	658
Cornerstone Building Brands, Inc.* (Building Products)	173	4,207
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	357	10,189
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	86	1,820
Cortexyme, Inc.* (Biotechnology)	63	390
CorVel Corp.* (Health Care Providers & Services)	27	4,548
Costamare, Inc. (Marine)	166	2,830
Couchbase, Inc.* (Software)	74	1,289
Coursera, Inc.* (Diversified Consumer Services)	230	5,299
Covenant Logistics Group, Inc. - Class A (Road & Rail)	38	818
Covetrus, Inc.* (Health Care Providers & Services)	327	5,490
Cowen, Inc. - Class A (Capital Markets)	83	2,249
CRA International, Inc. (Professional Services)	23	1,938
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	75	8,905
Crawford & Co. - Class A (Insurance)	51	386
Credo Technology Group Holding, Ltd.* (Semiconductors & Semiconductor Equipment)	70	1,066
Crescent Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	93	1,613
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	145	3,183
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	184	14,059
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	113	2,449
CrossFirst Bankshares, Inc.* (Banks)	146	2,301
CryoPort, Inc.* (Health Care Equipment & Supplies)	128	4,468
CS Disco, Inc.* (Software)	49	1,665
CSG Systems International, Inc. (IT Services)	101	6,421
CSW Industrials, Inc. (Building Products)	47	5,527
CTO Realty Growth, Inc. (Equity Real Estate Investment Trusts)	18	1,194
CTS Corp. (Electronic Equipment, Instruments & Components)	101	3,569
Cue BioPharma, Inc.* (Biotechnology)	97	473
Cue Health, Inc.* (Health Care Equipment & Supplies)	46	297
Cullinan Oncology, Inc.* (Biotechnology)	82	859
CuriosityStream, Inc.* (Entertainment)	82	238
Curis, Inc.* (Biotechnology)	273	650
Curo Group Holdings Corp. (Consumer Finance)	66	861
Cushman & Wakefield PLC* (Real Estate Management & Development)	438	8,983
Custom Truck One Source, Inc.* (Trading Companies & Distributors)	185	1,552
Customers Bancorp, Inc.* (Banks)	96	5,005
Cutera, Inc.* (Health Care Equipment & Supplies)	55	3,795
CVB Financial Corp. (Banks)	432	10,027
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	93	2,375
CVRx, Inc.* (Health Care Equipment & Supplies)	35	210
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	269	837
Cyteir Therapeutics, Inc.* (Pharmaceuticals)	59	222
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	308	3,320
Cytokinetics, Inc.* (Biotechnology)	250	9,203
CytomX Therapeutics, Inc.* (Biotechnology)	205	547
CytoSorbents Corp.* (Health Care Equipment & Supplies)	130	415
Daily Journal Corp.* (Media)	4	1,248
Daktronics, Inc.* (Electronic Equipment, Instruments & Components)	117	449
Dana, Inc. (Auto Components)	459	8,065
Danimer Scientific, Inc.* (Chemicals)	286	1,676
DarioHealth Corp.* (Health Care Equipment & Supplies)	43	251
Daseke, Inc.* (Road & Rail)	127	1,279
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	138	6,776

:: ProFund VP Small-Cap :: March 31, 2022

Common Stocks, continued

	Shares	Value
Day One Biopharmaceuticals, Inc.* (Biotechnology)	72	$714
Deciphera Pharmaceuticals, Inc.* (Biotechnology)	125	1,159
Delek US Holdings, Inc.* (Oil, Gas & Consumable Fuels)	208	4,414
Deluxe Corp. (Commercial Services & Supplies)	134	4,052
Denali Therapeutics, Inc.* (Biotechnology)	287	9,233
Denbury, Inc.* (Oil, Gas & Consumable Fuels)	159	12,493
Denny's Corp.* (Hotels, Restaurants & Leisure)	195	2,790
DermTech, Inc.* (Biotechnology)	77	1,130
Design Therapeutics, Inc.* (Biotechnology)	84	1,357
Designer Brands, Inc.* (Specialty Retail)	192	2,594
Desktop Metal, Inc.* - Class A (Machinery)	591	2,801
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	443	2,569
Diamond Hill Investment Group, Inc. (Capital Markets)	10	1,873
DiamondRock Hospitality Co.* (Equity Real Estate Investment Trusts)	660	6,666
DICE Therapeutics, Inc.* (Pharmaceuticals)	44	842
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	227	1,528
Digi International, Inc.* (Communications Equipment)	110	2,367
Digimarc Corp.* (Software)	40	1,055
Digital Media Solutions, Inc.* - Class A (Media)	10	36
Digital Turbine, Inc.* (Software)	287	12,573
DigitalBridge Group, Inc.* (Equity Real Estate Investment Trusts)	1,531	11,023
DigitalOcean Holdings, Inc.* (IT Services)	160	9,256
Dillard's, Inc. - Class A (Multiline Retail)	17	4,563
Dime Community Bancshares, Inc. (Banks)	106	3,664
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	51	3,975
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	138	12,005
Diversified Healthcare Trust (Equity Real Estate Investment Trusts)	749	2,397
DMC Global, Inc.* (Energy Equipment & Services)	60	1,830
Domo, Inc.* (Software)	90	4,551
Donegal Group, Inc. - Class A (Insurance)	47	630
Donnelley Financial Solutions, Inc.* (Capital Markets)	93	3,093
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	98	1,420
Dorman Products, Inc.* (Auto Components)	83	7,887
Douglas Dynamics, Inc. (Machinery)	71	2,456
Douglas Elliman, Inc. (Real Estate Management & Development)	227	1,657
Dril-Quip, Inc.* (Energy Equipment & Services)	111	4,146
Drive Shack, Inc.* (Hotels, Restaurants & Leisure)	261	402
Duckhorn Portfolio, Inc. (The)* (Beverages)	113	2,055
Ducommun, Inc.* (Aerospace & Defense)	34	1,781
Duluth Holdings, Inc.* - Class B (Internet & Direct Marketing Retail)	38	465
Durect Corp.* (Pharmaceuticals)	714	478
DXP Enterprises, Inc.* (Trading Companies & Distributors)	55	1,490
Dycom Industries, Inc.* (Construction & Engineering)	93	8,859
Dynavax Technologies Corp.* (Biotechnology)	340	3,686
Dyne Therapeutics, Inc.* (Biotechnology)	95	916
Dynex Capital, Inc. (Mortgage Real Estate Investment Trusts)	114	1,847
DZS, Inc.* (Communications Equipment)	54	749
E2open Parent Holdings, Inc.* (Software)	627	5,524
Eagle Bancorp, Inc. (Banks)	100	5,701
Eagle Bulk Shipping, Inc. (Marine)	28	1,907
Eagle Pharmaceuticals, Inc.* (Biotechnology)	36	1,782
Eargo, Inc.* (Health Care Equipment & Supplies)	95	503
Earthstone Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	97	1,225
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	273	5,771
Eastern Bankshares, Inc. (Banks)	542	11,675
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	128	26,019
Eastman Kodak Co.* (Technology Hardware, Storage & Peripherals)	142	930
Ebix, Inc. (Software)	84	2,785
EchoStar Corp.* - Class A (Diversified Telecommunication Services)	118	2,872
Ecovyst, Inc. (Chemicals)	187	2,162
Edgewell Personal Care Co. (Personal Products)	171	6,271
Edgewise Therapeutics, Inc.* (Pharmaceuticals)	122	1,183
Editas Medicine, Inc.* (Biotechnology)	216	4,108
eGain Corp.* (Software)	65	753
eHealth, Inc.* (Insurance)	78	968
Eiger Biopharmaceuticals, Inc.* (Biotechnology)	101	838
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	60	697
elf Beauty, Inc.* (Personal Products)	152	3,926
Eliem Therapeutics, Inc.* (Biotechnology)	19	159
Ellington Financial, Inc. (Mortgage Real Estate Investment Trusts)	170	3,018
EMCOR Group, Inc. (Construction & Engineering)	168	18,922
EMCORE Corp.* (Communications Equipment)	117	433
Emerald Holding, Inc.* (Media)	74	252
Emergent BioSolutions, Inc.* (Biotechnology)	155	6,364
Empire State Realty Trust, Inc. (Equity Real Estate Investment Trusts)	451	4,429
Employers Holdings, Inc. (Insurance)	88	3,610
Enact Holdings, Inc. (Thrifts & Mortgage Finance)	47	1,046
Enanta Pharmaceuticals, Inc.* (Biotechnology)	62	4,413
Encore Capital Group, Inc.* (Consumer Finance)	78	4,893
Encore Wire Corp. (Electrical Equipment)	62	7,072
Endo International PLC* (Pharmaceuticals)	723	1,670

March 31, 2022 :: ProFund VP Small-Cap ::

Common Stocks, continued

	Shares	Value
Energizer Holdings, Inc. (Household Products)	211	$6,490
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	488	4,465
Energy Recovery, Inc.* (Machinery)	131	2,638
Enerpac Tool Group Corp. (Machinery)	191	4,181
EnerSys (Electrical Equipment)	131	9,769
Enfusion, Inc.* - Class A (Software)	69	878
EngageSmart, Inc.* (Software)	51	1,087
Ennis, Inc. (Commercial Services & Supplies)	81	1,496
Enova International, Inc.* (Consumer Finance)	114	4,329
EnPro Industries, Inc. (Machinery)	65	6,352
Enstar Group, Ltd.* (Insurance)	39	10,185
Entercom Communications Corp.* (Media)	372	1,075
Enterprise Bancorp, Inc. (Banks)	29	1,163
Enterprise Financial Services Corp. (Banks)	109	5,157
Entrada Therapeutics, Inc.* (Biotechnology)	33	310
Entravision Communications Corp. - Class A (Media)	190	1,218
Envestnet, Inc.* (Software)	171	12,729
Eos Energy Enterprises, Inc.* (Electrical Equipment)	140	585
Epizyme, Inc.* (Biotechnology)	452	520
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	84	4,709
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	1,291	10,896
Equity Bancshares, Inc. - Class A (Banks)	43	1,389
Equity Commonwealth* (Equity Real Estate Investment Trusts)	343	9,676
Erasca, Inc.* (Biotechnology)	202	1,737
Eros STX Global Corp.* (Entertainment)	50	140
Escalade, Inc. (Leisure Products)	31	409
ESCO Technologies, Inc. (Machinery)	81	5,664
Esperion Therapeutics, Inc.* (Biotechnology)	182	844
Esports Technologies, Inc.* (Hotels, Restaurants & Leisure)	42	283
Essent Group, Ltd. (Thrifts & Mortgage Finance)	342	14,093
Essential Properties Realty Trust, Inc. (Real Estate Management & Development)	382	9,664
Ethan Allen Interiors, Inc. (Household Durables)	71	1,851
European Wax Center, Inc.* - Class A (Diversified Consumer Services)	42	1,242
Evelo Biosciences, Inc.* (Biotechnology)	96	325
Eventbrite, Inc.* (Interactive Media & Services)	241	3,560
EverCommerce, Inc.* (Software)	95	1,254
Everi Holdings, Inc.* (Hotels, Restaurants & Leisure)	270	5,670
EverQuote, Inc.* - Class A (Interactive Media & Services)	62	1,003
EVERTEC, Inc. (IT Services)	191	7,818
EVI Industries, Inc.* (Trading Companies & Distributors)	15	279
Evo Payments, Inc.* (IT Services)	149	3,440
Evolent Health, Inc.* (Health Care Technology)	252	8,140
Evolus, Inc.* (Pharmaceuticals)	105	1,178
Evoqua Water Technologies Corp.* (Machinery)	365	17,148
Exagen, Inc.* (Health Care Providers & Services)	33	265
ExlService Holdings, Inc.* (IT Services)	104	14,899
eXp World Holdings, Inc. (Real Estate Management & Development)	198	4,192
Exponent, Inc. (Professional Services)	164	17,720
Expro Group Holdings N.V.* (Energy Equipment & Services)	147	2,614
Extreme Networks, Inc.* (Communications Equipment)	401	4,896
EyePoint Pharmaceuticals, Inc.* (Pharmaceuticals)	79	960
EZCORP, Inc.* - Class A (Consumer Finance)	158	954
F45 Training Holdings, Inc.* (Hotels, Restaurants & Leisure)	100	1,070
Fabrinet* (Electronic Equipment, Instruments & Components)	117	12,300
Falcon Minerals Corp. (Oil, Gas & Consumable Fuels)	124	836
Farmers National Bancorp (Banks)	98	1,672
Farmland Partners, Inc. (Equity Real Estate Investment Trusts)	90	1,238
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	57	2,959
Fate Therapeutics, Inc.* (Biotechnology)	256	9,925
Fathom Holdings, Inc.* (Real Estate Management & Development)	21	225
FB Financial Corp. (Banks)	105	4,664
Federal Agricultural Mortgage Corp. (Thrifts & Mortgage Finance)	29	3,146
Federal Signal Corp. (Machinery)	190	6,413
Federated Hermes, Inc. - Class B (Capital Markets)	294	10,014
Ferro Corp.* (Chemicals)	259	5,631
FibroGen, Inc.* (Biotechnology)	272	3,269
Fidelity D&D Bancorp, Inc. (Banks)	13	604
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	55	411
Finance Of America Cos., Inc.* - Class A (Thrifts & Mortgage Finance)	57	173
Financial Institutions, Inc. (Banks)	49	1,476
Finch Therapeutics Group, Inc.* (Biotechnology)	24	121
First Advantage Corp.* (Professional Services)	174	3,513
First Bancorp (Banks)	628	8,239
First Bancorp (Banks)	108	4,511
First Bancshares, Inc. (Banks)	64	2,154
First Bank/Hamilton NJ (Banks)	49	697
First Busey Corp. (Banks)	159	4,029
First Commonwealth Financial Corp. (Banks)	297	4,503
First Community Bancshares, Inc. (Banks)	53	1,495
First Financial Bancorp (Banks)	293	6,754
First Financial Bankshares, Inc. (Banks)	410	18,089
First Financial Corp. (Banks)	36	1,558
First Foundation, Inc. (Banks)	158	3,838
First Internet Bancorp (Banks)	29	1,247
First Interstate BancSystem - Class A (Banks)	277	10,185

:: ProFund VP Small-Cap :: March 31, 2022

Common Stocks, continued

	Shares	Value
First Merchants Corp. (Banks)	169	$7,030
First Mid Bancshares, Inc. (Banks)	52	2,001
First of Long Island Corp. (Banks)	71	1,382
First Watch Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	35	457
FirstCash Holdings, Inc. (Consumer Finance)	125	8,793
Fisker, Inc.* (Automobiles)	515	6,643
Five Star Bancorp (Banks)	39	1,104
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	165	6,996
Flexsteel Industries, Inc. (Household Durables)	20	386
Fluent, Inc.* (Media)	137	285
Fluidigm Corp.* (Life Sciences Tools & Services)	240	862
Fluor Corp.* (Construction & Engineering)	448	12,853
Flushing Financial Corp. (Banks)	92	2,056
Flywire Corp.* (IT Services)	177	5,413
Focus Financial Partners, Inc.* (Capital Markets)	205	9,377
Foghorn Therapeutics, Inc.* (Pharmaceuticals)	62	944
Forestar Group, Inc.* (Real Estate Management & Development)	54	959
Forian, Inc.* (Health Care Technology)	59	411
Forma Therapeutics Holdings, Inc.* (Biotechnology)	107	995
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	245	10,297
Forrester Research, Inc.* (Professional Services)	36	2,031
Forte Biosciences, Inc.* (Biotechnology)	36	53
Fortress Biotech, Inc.* (Biotechnology)	232	316
Forward Air Corp. (Air Freight & Logistics)	85	8,310
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	151	1,456
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	244	6,598
Fox Factory Holding Corp.* (Auto Components)	133	13,027
Franchise Group, Inc. (Diversified Consumer Services)	89	3,687
Franklin BSP Realty Trust, Inc. (Mortgage Real Estate Investment Trusts)	114	1,594
Franklin Covey Co.* (Professional Services)	40	1,809
Franklin Electric Co., Inc. (Machinery)	146	12,124
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	321	1,894
Frequency Therapeutics, Inc.* (Biotechnology)	102	216
Fresh Del Monte Produce, Inc. (Food Products)	106	2,746
Frontier Group Holdings, Inc.* (Airlines)	110	1,246
Frontline, Ltd.* (Oil, Gas & Consumable Fuels)	388	3,414
FRP Holdings, Inc.* (Real Estate Management & Development)	21	1,214
FS Bancorp, Inc. (Thrifts & Mortgage Finance)	23	713
FTC Solar, Inc.* (Electrical Equipment)	129	636
fuboTV, Inc.* (Interactive Media & Services)	427	2,805
FuelCell Energy, Inc.* (Electrical Equipment)	1,167	6,722
Fulcrum Therapeutics, Inc.* (Pharmaceuticals)	87	2,058
Fulgent Genetics, Inc.* (Health Care Providers & Services)	66	4,119
Full House Resorts, Inc.* (Hotels, Restaurants & Leisure)	103	990
Fulton Financial Corp. (Banks)	502	8,343
Funko, Inc.* (Distributors)	85	1,467
FutureFuel Corp. (Chemicals)	82	798
G1 Therapeutics, Inc.* (Biotechnology)	125	950
GAMCO Investors, Inc. - Class A (Capital Markets)	16	354
GAN, Ltd.* (Hotels, Restaurants & Leisure)	127	612
Gannett Co., Inc.* (Media)	444	2,002
Gatos Silver, Inc.* (Metals & Mining)	146	631
GATX Corp. (Trading Companies & Distributors)	111	13,690
GCM Grosvenor, Inc. - Class A (Capital Markets)	140	1,359
GCP Applied Technologies, Inc.* (Chemicals)	212	6,661
Gemini Therapeutics, Inc.* (Biotechnology)	69	96
Genco Shipping & Trading, Ltd. (Marine)	101	2,386
Generation Bio Co.* (Biotechnology)	138	1,013
Genesco, Inc.* (Specialty Retail)	45	2,862
Genius Brands International, Inc.* (Leisure Products)	891	909
Gentherm, Inc.* (Auto Components)	105	7,669
Genworth Financial, Inc.* (Insurance)	1,600	6,048
German American Bancorp, Inc. (Banks)	78	2,963
Geron Corp.* (Biotechnology)	962	1,308
Getty Realty Corp. (Equity Real Estate Investment Trusts)	129	3,692
Gevo, Inc.* (Oil, Gas & Consumable Fuels)	628	2,939
Gibraltar Industries, Inc.* (Building Products)	104	4,467
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	139	3,760
Glacier Bancorp, Inc. (Banks)	347	17,447
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	117	2,576
Gladstone Land Corp. (Equity Real Estate Investment Trusts)	99	3,606
Glatfelter Corp. (Paper & Forest Products)	138	1,708
Glaukos Corp.* (Health Care Equipment & Supplies)	144	8,326
Global Blood Therapeutics, Inc.* (Biotechnology)	195	6,755
Global Industrial Co. (Trading Companies & Distributors)	40	1,289
Global Medical REIT, Inc. (Equity Real Estate Investment Trusts)	189	3,084
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	329	5,175
Global Water Resources, Inc. (Water Utilities)	40	666
Globalstar, Inc.* (Diversified Telecommunication Services)	1,916	2,817
GMS, Inc.* (Trading Companies & Distributors)	135	6,719
Gogo, Inc.* (Wireless Telecommunication Services)	187	3,564

March 31, 2022 :: ProFund VP Small-Cap ::

Common Stocks, continued

	Shares	Value
Golar LNG, Ltd.* (Oil, Gas & Consumable Fuels)	320	$7,930
Golden Entertainment, Inc.* (Hotels, Restaurants & Leisure)	54	3,136
Golden Nugget Online Gaming, Inc.* (Hotels, Restaurants & Leisure)	126	896
Goosehead Insurance, Inc. (Insurance)	57	4,478
GoPro, Inc.* - Class A (Household Durables)	406	3,463
Gorman-Rupp Co. (Machinery)	72	2,583
Gossamer Bio, Inc.* (Biotechnology)	196	1,701
GrafTech International, Ltd. (Electrical Equipment)	633	6,089
Graham Holdings Co. - Class B (Diversified Consumer Services)	12	7,338
Granite Construction, Inc. (Construction & Engineering)	144	4,723
Granite Point Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	169	1,879
Graphite Bio, Inc.* (Biotechnology)	93	474
Gray Television, Inc. (Media)	270	5,959
Great Ajax Corp. (Mortgage Real Estate Investment Trusts)	68	798
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	204	2,862
Great Southern Bancorp, Inc. (Banks)	32	1,888
Green Brick Partners, Inc.* (Household Durables)	97	1,917
Green Dot Corp.* - Class A (Consumer Finance)	169	4,644
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	151	4,683
GreenBox POS* (IT Services)	57	241
Greenhill & Co., Inc. (Capital Markets)	44	681
Greenlane Holdings, Inc.* - Class A (Distributors)	58	32
Greenlight Capital Re, Ltd.* - Class A (Insurance)	83	587
Greenwich Lifesciences, Inc.* (Biotechnology)	13	255
Greif, Inc. - Class A (Containers & Packaging)	81	5,270
Greif, Inc. - Class B (Containers & Packaging)	19	1,211
Grid Dynamics Holdings, Inc.* (IT Services)	143	2,013
Griffon Corp. (Building Products)	163	3,265
Gritstone bio, Inc.* (Biotechnology)	135	556
Group 1 Automotive, Inc. (Specialty Retail)	53	8,895
Groupon, Inc.* (Internet & Direct Marketing Retail)	74	1,423
GrowGeneration Corp.* (Specialty Retail)	175	1,612
GT Biopharma, Inc.* (Biotechnology)	56	161
GTY Technology Holdings, Inc.* (Software)	102	329
Guaranty Bancshares, Inc. (Banks)	25	875
Guess?, Inc. (Specialty Retail)	127	2,775
H&E Equipment Services, Inc. (Trading Companies & Distributors)	101	4,396
H.B. Fuller Co. (Chemicals)	167	11,034
Haemonetics Corp.* (Health Care Equipment & Supplies)	159	10,052
Hall of Fame Resort & Entertainment Co.* (Hotels, Restaurants & Leisure)	176	195
Halozyme Therapeutics, Inc.* (Biotechnology)	437	17,427
Hamilton Beach Brands Holding Co. - Class A (Household Durables)	23	267
Hamilton Lane, Inc. (Capital Markets)	110	8,502
Hancock Whitney Corp. (Banks)	273	14,237
Hanger, Inc.* (Health Care Providers & Services)	118	2,163
Hanmi Financial Corp. (Banks)	96	2,363
Hannon Armstrong Sustainable Infrastructure Capital, Inc. - Class I (Mortgage Real Estate Investment Trusts)	242	11,478
HarborOne Bancorp, Inc. (Banks)	149	2,089
Harmonic, Inc.* (Communications Equipment)	286	2,657
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	72	3,503
Harpoon Therapeutics, Inc.* (Biotechnology)	59	293
Harsco Corp.* (Machinery)	247	3,023
Harvard Bioscience, Inc.* (Life Sciences Tools & Services)	124	770
Haverty Furniture Cos., Inc. (Specialty Retail)	51	1,398
Hawaiian Holdings, Inc.* (Airlines)	160	3,152
Hawkins, Inc. (Chemicals)	61	2,800
Haynes International, Inc. (Metals & Mining)	39	1,661
HBT Financial, Inc. (Banks)	32	582
HCI Group, Inc. (Insurance)	18	1,227
Health Catalyst, Inc.* (Health Care Technology)	165	4,311
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	466	12,806
Healthcare Services Group, Inc. (Commercial Services & Supplies)	237	4,401
HealthEquity, Inc.* (Health Care Providers & Services)	258	17,400
HealthStream, Inc.* (Health Care Technology)	80	1,594
Heartland Express, Inc. (Road & Rail)	149	2,096
Heartland Financial USA, Inc. (Banks)	127	6,074
Hecla Mining Co. (Metals & Mining)	1,678	11,024
Heidrick & Struggles International, Inc. (Professional Services)	61	2,414
Helen of Troy, Ltd.* (Household Durables)	76	14,883
Helios Technologies, Inc. (Machinery)	102	8,186
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	452	2,161
Helmerich & Payne, Inc. (Energy Equipment & Services)	325	13,903
Hemisphere Media Group, Inc.* (Media)	51	233
Herc Holdings, Inc. (Trading Companies & Distributors)	79	13,200
Heritage Commerce Corp. (Banks)	184	2,070
Heritage Financial Corp. (Banks)	109	2,732
Heritage Insurance Holdings, Inc. (Insurance)	82	585
Heritage-Crystal Clean, Inc.* (Commercial Services & Supplies)	49	1,451
Heron Therapeutics, Inc.* (Biotechnology)	292	1,670
Hersha Hospitality Trust* (Equity Real Estate Investment Trusts)	102	926
Heska Corp.* (Health Care Equipment & Supplies)	31	4,287

:: ProFund VP Small-Cap :: March 31, 2022

Common Stocks, continued

	Shares	Value
HF Foods Group, Inc.* (Food & Staples Retailing)	118	$786
Hibbett, Inc. (Specialty Retail)	43	1,907
HighPeak Energy, Inc. (Oil, Gas & Consumable Fuels)	17	377
Hillenbrand, Inc. (Machinery)	230	10,159
Hilltop Holdings, Inc. (Banks)	195	5,733
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	270	14,043
Hingham Institution For Savings The (Thrifts & Mortgage Finance)	5	1,716
HireQuest, Inc. (Professional Services)	16	306
HireRight Holdings Corp.* (Professional Services)	71	1,214
HNI Corp. (Commercial Services & Supplies)	137	5,076
Home Bancorp, Inc. (Thrifts & Mortgage Finance)	24	979
Home BancShares, Inc. (Banks)	481	10,871
Home Point Capital, Inc. (Thrifts & Mortgage Finance)	23	72
HomeStreet, Inc. (Thrifts & Mortgage Finance)	62	2,938
HomeTrust Bancshares, Inc. (Banks)	47	1,388
Homology Medicines, Inc.* (Biotechnology)	132	401
Honest Co., Inc. (The)* (Personal Products)	268	1,396
Hooker Furnishings Corp. (Household Durables)	37	701
Hookipa Pharma, Inc.* (Biotechnology)	61	139
Hope Bancorp, Inc. (Banks)	365	5,869
Horace Mann Educators Corp. (Insurance)	132	5,522
Horizon Bancorp, Inc. (Banks)	135	2,520
Hostess Brands, Inc.* (Food Products)	436	9,566
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	401	8,425
Houlihan Lokey, Inc. (Capital Markets)	161	14,136
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	16	946
Hub Group, Inc.* - Class A (Air Freight & Logistics)	104	8,030
Humanigen, Inc.* (Biotechnology)	154	464
Huron Consulting Group, Inc.* (Professional Services)	68	3,115
Hydrofarm Holdings Group, Inc.* (Machinery)	124	1,879
Hyliion Holdings Corp.* (Machinery)	370	1,639
HyreCar, Inc.* (Diversified Consumer Services)	56	133
Hyster-Yale Materials Handling, Inc. (Machinery)	32	1,063
I3 Verticals, Inc.* - Class A (IT Services)	67	1,867
IBEX, Ltd.* (Commercial Services & Supplies)	18	287
iBio, Inc.* (Biotechnology)	682	292
iCAD, Inc.* (Health Care Technology)	69	308
ICF International, Inc. (Professional Services)	58	5,460
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	89	3,170
Icosavax, Inc.* (Biotechnology)	76	535
Ideanomics, Inc.* (Software)	1,535	1,719
Ideaya Biosciences, Inc.* (Biotechnology)	103	1,153
Identiv, Inc.* (Electronic Equipment, Instruments & Components)	68	1,100
IDT Corp.* - Class B (Diversified Telecommunication Services)	46	1,568
IES Holdings, Inc.* (Construction & Engineering)	27	1,085
IGM Biosciences, Inc.* (Biotechnology)	26	695
iHeartMedia, Inc.* - Class A (Media)	353	6,682
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	334	24,213
Ikena Oncology, Inc.* (Biotechnology)	87	531
Imago Biosciences, Inc.* (Biotechnology)	63	1,214
IMAX Corp.* (Entertainment)	157	2,972
Immuneering Corp.* - Class A (Biotechnology)	60	388
Immunic, Inc.* (Biotechnology)	59	667
ImmunityBio, Inc.* (Biotechnology)	219	1,229
ImmunoGen, Inc.* (Biotechnology)	678	3,227
Immunovant, Inc.* (Biotechnology)	128	705
Impel Neuropharma, Inc.* (Biotechnology)	20	127
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	60	3,812
Inari Medical, Inc.* (Health Care Equipment & Supplies)	109	9,880
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	697	18,428
Independent Bank Corp. (Banks)	145	11,845
Independent Bank Corp. (Banks)	64	1,408
Independent Bank Group, Inc. (Banks)	118	8,397
Indus Realty Trust, Inc. (Real Estate Management & Development)	18	1,316
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts)	205	4,647
Infinera Corp.* (Communications Equipment)	577	5,003
Infinity Pharmaceuticals, Inc.* (Biotechnology)	276	315
Infrastructure and Energy Alternatives, Inc.* (Construction & Engineering)	87	1,031
InfuSystem Holdings, Inc.* (Health Care Providers & Services)	57	559
Ingevity Corp.* (Chemicals)	125	8,009
Ingles Markets, Inc. (Food & Staples Retailing)	44	3,918
Inhibrx, Inc.* (Biotechnology)	88	1,961
Innospec, Inc. (Chemicals)	77	7,126
Innovage Holding Corp.* (Health Care Providers & Services)	58	372
INNOVATE Corp.* (Construction & Engineering)	149	550
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts)	75	15,405
Innoviva, Inc.* (Pharmaceuticals)	137	2,651
Inogen, Inc.* (Health Care Equipment & Supplies)	63	2,042
Inotiv, Inc.* (Life Sciences Tools & Services)	55	1,440
Inovio Pharmaceuticals, Inc.* (Biotechnology)	652	2,341
Inozyme Pharma, Inc.* (Biotechnology)	45	184
Inseego Corp.* (Communications Equipment)	269	1,089
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	109	11,698
Insmed, Inc.* (Biotechnology)	373	8,766
Insperity, Inc. (Professional Services)	115	11,548

March 31, 2022 :: ProFund VP Small-Cap ::

Common Stocks, continued

	Shares	Value
Inspire Medical Systems, Inc.* (Health Care Technology)	85	$21,818
Installed Building Products, Inc. (Household Durables)	75	6,337
Insteel Industries, Inc. (Building Products)	59	2,182
Instil Bio, Inc.* (Biotechnology)	171	1,838
Instructure Holdings, Inc.* (Software)	38	762
Intapp, Inc.* (Software)	44	1,056
Integer Holdings Corp.* (Health Care Equipment & Supplies)	104	8,379
Integral Ad Science Holding Corp.* (Technology Hardware, Storage & Peripherals)	102	1,408
Intellia Therapeutics, Inc.* (Biotechnology)	220	15,986
Inter Parfums, Inc. (Personal Products)	56	4,931
Intercept Pharmaceuticals, Inc.* (Biotechnology)	79	1,285
InterDigital, Inc. (Communications Equipment)	98	6,252
Interface, Inc. (Commercial Services & Supplies)	183	2,483
International Bancshares Corp. (Banks)	170	7,176
International Game Technology PLC (Hotels, Restaurants & Leisure)	315	7,774
International Money Express, Inc.* (IT Services)	102	2,102
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	145	2,616
Intersect ENT, Inc.* (Pharmaceuticals)	105	2,941
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	254	15,541
Intrepid Potash, Inc.* (Chemicals)	31	2,546
Invacare Corp.* (Health Care Equipment & Supplies)	106	149
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	991	2,259
Investors Bancorp, Inc. (Banks)	722	10,779
Investors Title Co. (Insurance)	4	813
Invitae Corp.* (Biotechnology)	632	5,037
iRadimed Corp. (Health Care Equipment & Supplies)	20	897
iRhythm Technologies, Inc.* (Health Care Equipment & Supplies)	93	14,645
Iridium Communications, Inc.* (Diversified Telecommunication Services)	373	15,039
iRobot Corp.* (Household Durables)	85	5,389
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	463	5,825
IsoPlexis Corp.* (Life Sciences Tools & Services)	27	93
iStar, Inc. (Equity Real Estate Investment Trusts)	212	4,963
iTeos Therapeutics, Inc.* (Biotechnology)	64	2,060
Iteris, Inc.* (Electronic Equipment, Instruments & Components)	134	399
Itron, Inc.* (Electronic Equipment, Instruments & Components)	143	7,533
IVERIC bio, Inc.* (Biotechnology)	363	6,109
J & J Snack Foods Corp. (Food Products)	47	7,290
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	67	6,258
James River Group Holdings, Ltd. (Insurance)	116	2,870
Janux Therapeutics, Inc.* (Biotechnology)	56	803
JELD-WEN Holding, Inc.* (Building Products)	289	5,861
JFrog, Ltd.* (Software)	170	4,582
JOANN, Inc. (Specialty Retail)	35	399
John B Sanfilippo & Son, Inc. (Food Products)	28	2,336
John Bean Technologies Corp. (Machinery)	99	11,729
John Wiley & Sons, Inc. - Class A (Media)	136	7,212
Johnson Outdoors, Inc. - Class A (Leisure Products)	17	1,321
Jounce Therapeutics, Inc.* (Biotechnology)	104	706
Kadant, Inc. (Machinery)	36	6,991
Kaiser Aluminum Corp. (Metals & Mining)	50	4,708
Kala Pharmaceuticals, Inc.* (Pharmaceuticals)	155	214
Kaleido Biosciences, Inc.* (Pharmaceuticals)	61	101
Kaltura, Inc.* (Software)	173	310
KalVista Pharmaceuticals, Inc.* (Biotechnology)	71	1,047
Kaman Corp. - Class A (Trading Companies & Distributors)	87	3,783
KAR Auction Services, Inc.* (Commercial Services & Supplies)	381	6,877
Karat Packaging, Inc.* (Trading Companies & Distributors)	14	278
Karuna Therapeutics, Inc.* (Biotechnology)	70	8,875
Karyopharm Therapeutics, Inc.* (Biotechnology)	227	1,673
KB Home (Household Durables)	251	8,127
KBR, Inc. (Professional Services)	447	24,465
Kearny Financial Corp. (Thrifts & Mortgage Finance)	208	2,679
Kelly Services, Inc. - Class A (Professional Services)	111	2,408
KemPharm, Inc.* (Pharmaceuticals)	94	473
Kennametal, Inc. (Machinery)	264	7,553
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	375	9,146
Keros Therapeutics, Inc.* (Biotechnology)	49	2,665
Kezar Life Sciences, Inc.* (Biotechnology)	119	1,978
Kforce, Inc. (Professional Services)	64	4,734
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	76	1,519
Kimball International, Inc. - Class B (Commercial Services & Supplies)	114	963
Kiniksa Pharmaceuticals, Ltd.* - Class A (Biotechnology)	92	914
Kinnate Biopharma, Inc.* (Biotechnology)	81	912
Kinsale Capital Group, Inc. (Insurance)	68	15,504
Kirkland's, Inc.* (Specialty Retail)	40	372
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	685	15,597
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts)	112	2,308
Knowles Corp.* (Electronic Equipment, Instruments & Components)	278	5,985
Kodiak Sciences, Inc.* (Biotechnology)	106	818
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	164	6,781
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	245	620
Koppers Holdings, Inc. (Chemicals)	66	1,816
Korn Ferry (Professional Services)	170	11,040

:: ProFund VP Small-Cap :: March 31, 2022

Common Stocks, continued

	Shares	Value
Kosmos Energy, Ltd.* (Oil, Gas & Consumable Fuels)	1,416	$10,181
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	387	7,926
Krispy Kreme, Inc. (Hotels, Restaurants & Leisure)	269	3,995
Kronos Bio, Inc.* (Chemicals)	122	882
Kronos Worldwide, Inc. (Chemicals)	70	1,086
Krystal Biotech, Inc.* (Biotechnology)	63	4,192
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	193	10,812
Kura Oncology, Inc.* (Biotechnology)	201	3,232
Kura Sushi USA, Inc.* - Class A (Hotels, Restaurants & Leisure)	14	772
KVH Industries, Inc.* (Communications Equipment)	48	437
Kymera Therapeutics, Inc.* (Biotechnology)	108	4,571
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	359	4,261
Laird Superfood, Inc.* (Food Products)	20	72
Lakeland Bancorp, Inc. (Banks)	193	3,223
Lakeland Financial Corp. (Banks)	77	5,621
Lancaster Colony Corp. (Food Products)	60	8,949
Landec Corp.* (Food Products)	83	961
Landos Biopharma, Inc.* (Pharmaceuticals)	15	22
Lands' End, Inc.* (Internet & Direct Marketing Retail)	45	761
Landsea Homes Corp.* (Household Durables)	34	291
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	213	11,781
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	40	3,166
Latham Group, Inc.* (Leisure Products)	135	1,787
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	428	26,086
Laureate Education, Inc. - Class A (Diversified Consumer Services)	313	3,709
Lawson Products, Inc.* (Trading Companies & Distributors)	16	617
La-Z-Boy, Inc. (Household Durables)	139	3,665
Lazydays Holdings, Inc.* (Specialty Retail)	24	484
LCI Industries (Auto Components)	78	8,097
Legacy Housing Corp.* (Household Durables)	25	537
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	60	2,788
LendingClub Corp.* (Consumer Finance)	316	4,986
LendingTree, Inc.* (Thrifts & Mortgage Finance)	37	4,428
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	221	462
LGI Homes, Inc.* (Household Durables)	68	6,642
LHC Group, Inc.* (Health Care Providers & Services)	96	16,186
Liberty Latin America, Ltd.* - Class A (Media)	128	1,242
Liberty Latin America, Ltd.* - Class C (Media)	488	4,680
Liberty Media Corp-Liberty Braves* - Class A (Entertainment)	32	921
Liberty Media Corp-Liberty Braves* - Class C (Entertainment)	115	3,210
Liberty Oilfield Services, Inc.* (Energy Equipment & Services)	292	4,327
Liberty TripAdvisor Holdings, Inc.* - Class A (Interactive Media & Services)	230	472
Life Time Group Holdings, Inc.* (Hotels, Restaurants & Leisure)	123	1,788
LifeStance Health Group, Inc.* (Health Care Providers & Services)	227	2,295
Lifetime Brands, Inc. (Household Durables)	40	514
Ligand Pharmaceuticals, Inc.* (Biotechnology)	48	5,400
Limelight Networks, Inc.* (IT Services)	394	2,057
Limoneira Co. (Food Products)	50	734
Lindblad Expeditions Holdings, Inc.* (Hotels, Restaurants & Leisure)	97	1,463
Lindsay Corp. (Machinery)	34	5,338
Lineage Cell Therapeutics, Inc.* (Biotechnology)	396	610
Lions Gate Entertainment Corp.* - Class A (Entertainment)	184	2,990
Lions Gate Entertainment Corp.* - Class B (Entertainment)	373	5,606
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	73	1,250
LivaNova PLC* (Health Care Equipment & Supplies)	169	13,829
Live Oak Bancshares, Inc. (Banks)	101	5,140
Livent Corp.* (Chemicals)	511	13,322
LiveOne, Inc.* (Entertainment)	192	157
LivePerson, Inc.* (Software)	208	5,079
LiveRamp Holdings, Inc.* (IT Services)	209	7,815
LL Flooring Holdings, Inc.* (Specialty Retail)	90	1,262
Lordstown Motors Corp.* - Class A (Automobiles)	490	1,671
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	123	4,732
Lucid Diagnostics, Inc.* (Health Care Equipment & Supplies)	16	54
Lulu's Fashion Lounge Holdings, Inc.* (Internet & Direct Marketing Retail)	18	122
Luna Innovations, Inc.* (Electronic Equipment, Instruments & Components)	97	748
Luther Burbank Corp. (Thrifts & Mortgage Finance)	49	651
Luxfer Holdings PLC (Machinery)	87	1,462
LXP Industrial Trust (Equity Real Estate Investment Trusts)	882	13,847
Lyell Immunopharma, Inc.* (Biotechnology)	468	2,363
M.D.C Holdings, Inc. (Household Durables)	180	6,811
M/I Homes, Inc.* (Household Durables)	90	3,992
Macatawa Bank Corp. (Banks)	83	748
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	156	9,340
MacroGenics, Inc.* (Biotechnology)	189	1,665
Macy's, Inc. (Multiline Retail)	952	23,190
Madison Square Garden Entertainment Corp.* (Entertainment)	82	6,831
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	37	3,630

March 31, 2022 :: ProFund VP Small-Cap ::

Common Stocks, continued

	Shares	Value
Magenta Therapeutics, Inc.* (Biotechnology)	94	$273
Magnite, Inc.* (Media)	410	5,416
Magnolia Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	455	10,761
Maiden Holdings, Ltd.* (Insurance)	219	528
Malibu Boats, Inc.* (Leisure Products)	65	3,771
MannKind Corp.* (Biotechnology)	779	2,867
ManTech International Corp. - Class A (Professional Services)	87	7,499
Marathon Digital Holdings, Inc.* (IT Services)	301	8,413
Marcus & Millichap, Inc. (Real Estate Management & Development)	75	3,951
Marine Products Corp. (Leisure Products)	26	300
MarineMax, Inc.* (Specialty Retail)	67	2,697
Marinus Pharmaceuticals, Inc.* (Pharmaceuticals)	117	1,094
Marrone Bio Innovations, Inc.* (Chemicals)	319	345
Marten Transport, Ltd. (Road & Rail)	188	3,339
Masonite International Corp.* (Building Products)	75	6,671
MasterCraft Boat Holdings, Inc.* (Leisure Products)	58	1,427
Matador Resources Co. (Oil, Gas & Consumable Fuels)	349	18,490
Materion Corp. (Metals & Mining)	64	5,487
Matrix Service Co.* (Construction & Engineering)	83	682
Matson, Inc. (Marine)	131	15,801
Matthews International Corp. - Class A (Commercial Services & Supplies)	98	3,171
MAX Holdings, Inc. (Real Estate Management & Development)	58	1,608
Maxar Technologies, Inc. (Aerospace & Defense)	229	9,036
MaxCyte, Inc.* (Biotechnology)	315	2,202
MAXIMUS, Inc. (IT Services)	194	14,540
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	224	13,070
Mayville Engineering Co., Inc.* (Machinery)	28	262
MBIA, Inc.* (Insurance)	151	2,324
McGrath RentCorp (Commercial Services & Supplies)	76	6,458
MedAvail Holdings, Inc.* (Food & Staples Retailing)	38	37
MediaAlpha, Inc.* - Class A (Interactive Media & Services)	67	1,109
Medifast, Inc. (Personal Products)	36	6,148
MEDNAX, Inc.* (Health Care Providers & Services)	240	5,635
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	91	14,886
MEI Pharma, Inc.* (Biotechnology)	403	243
MeiraGTx Holdings PLC* (Biotechnology)	94	1,302
Mercantile Bank Corp. (Banks)	49	1,736
Merchants Bancorp (Thrifts & Mortgage Finance)	47	1,287
Meridian Bioscience, Inc.* (Health Care Equipment & Supplies)	135	3,505
MeridianLink, Inc.* (Software)	72	1,303
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	162	10,776
Meritage Homes Corp.* (Household Durables)	117	9,270
Meritor, Inc.* (Machinery)	214	7,612
Mersana Therapeutics, Inc.* (Biotechnology)	226	902
Mesa Air Group, Inc.* (Airlines)	109	480
Mesa Laboratories, Inc. (Health Care Equipment & Supplies)	16	4,078
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	93	5,108
Meta Materials, Inc.* (Semiconductors & Semiconductor Equipment)	639	1,067
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	117	5,060
Metrocity Bankshares, Inc. (Banks)	60	1,409
MetroMile, Inc.* (Insurance)	360	475
Metropolitan Bank Holding Corp.* (Banks)	32	3,257
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	1,397	5,630
MGE Energy, Inc. (Electric Utilities)	115	9,176
MGP Ingredients, Inc. (Beverages)	45	3,852
MicroStrategy, Inc.* (Software)	30	14,590
MicroVision, Inc.* (Electronic Equipment, Instruments & Components)	519	2,424
Mid Penn Bancorp, Inc. (Banks)	45	1,206
Middlesex Water Co. (Water Utilities)	55	5,784
Midland States Bancorp, Inc. (Banks)	67	1,934
MidwestOne Financial Group, Inc. (Banks)	45	1,490
Miller Industries, Inc. (Machinery)	35	986
MillerKnoll, Inc. (Commercial Services & Supplies)	235	8,122
Mimecast, Ltd.* (Software)	196	15,594
MiMedx Group, Inc.* (Biotechnology)	351	1,653
Mind Medicine MindMed, Inc.* (Pharmaceuticals)	1,016	1,128
Minerals Technologies, Inc. (Chemicals)	105	6,946
MiNK Therapeutics, Inc.* (Biotechnology)	6	14
Mirum Pharmaceuticals, Inc.* (Biotechnology)	11	242
Mission Produce, Inc.* (Food Products)	117	1,480
Mistras Group, Inc.* (Professional Services)	63	416
Mitek System, Inc.* (Software)	135	1,980
Model N, Inc.* (Software)	114	3,067
Modine Manufacturing Co.* (Auto Components)	158	1,424
ModivCare, Inc.* (Health Care Providers & Services)	39	4,500
Moelis & Co. (Capital Markets)	193	9,061
Molecular Templates, Inc.* (Biotechnology)	117	404
Momentive Global, Inc.* (Software)	418	6,797
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	41	3,576
MoneyGram International, Inc.* (IT Services)	283	2,988
Monro, Inc. (Specialty Retail)	105	4,656
Monte Rosa Therapeutics, Inc.* (Biotechnology)	91	1,276
Montrose Environmental Group, Inc.* (Commercial Services & Supplies)	83	4,393
Moog, Inc. - Class A (Aerospace & Defense)	91	7,990
Morphic Holding, Inc.* (Biotechnology)	67	2,690

:: ProFund VP Small-Cap :: March 31, 2022

Common Stocks, continued

	Shares	Value
Motorcar Parts of America, Inc.* (Auto Components)	59	$1,052
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	49	1,913
MP Materials Corp.* (Metals & Mining)	239	13,704
Mr Cooper Group, Inc.* (Thrifts & Mortgage Finance)	195	8,906
MRC Global, Inc.* (Trading Companies & Distributors)	254	3,025
Mueller Industries, Inc. (Machinery)	177	9,588
Mueller Water Products, Inc. - Class A (Machinery)	492	6,357
Multiplan Corp.* (Health Care Technology)	1,029	4,816
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	462	18,660
Murphy USA, Inc. (Specialty Retail)	74	14,796
Mustang Bio, Inc.* (Biotechnology)	235	237
MVB Financial Corp. (Banks)	32	1,328
Myers Industries, Inc. (Containers & Packaging)	114	2,462
MYR Group, Inc.* (Construction & Engineering)	52	4,890
Myriad Genetics, Inc.* (Biotechnology)	250	6,300
Nabors Industries, Ltd.* (Energy Equipment & Services)	22	3,360
NanoString Technologies, Inc.* (Life Sciences Tools & Services)	143	4,969
Nanthealth, Inc.* (Health Care Technology)	85	64
Napco Security Technologies, Inc.* (Electronic Equipment, Instruments & Components)	91	1,867
Nathan's Famous, Inc. (Hotels, Restaurants & Leisure)	9	488
National Bank Holdings Corp. (Banks)	91	3,665
National Beverage Corp. (Beverages)	74	3,219
National CineMedia, Inc. (Media)	190	483
National Energy Services Reunited Corp.* (Energy Equipment & Services)	120	1,008
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	138	8,143
National Healthcare Corp. (Health Care Providers & Services)	40	2,809
National Presto Industries, Inc. (Aerospace & Defense)	16	1,231
National Research Corp. (Health Care Providers & Services)	44	1,745
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	256	16,067
National Vision Holdings, Inc.* (Specialty Retail)	262	11,415
National Western Life Group, Inc. - Class A (Insurance)	8	1,683
Natural Grocers by Vitamin Cottage, Inc. (Food & Staples Retailing)	29	568
Nature's Sunshine Products, Inc.* (Personal Products)	37	622
Natus Medical, Inc.* (Health Care Equipment & Supplies)	106	2,786
Nautilus, Inc.* (Leisure Products)	96	396
Navient Corp. (Consumer Finance)	477	8,128
NBT Bancorp, Inc. (Banks)	133	4,805
Neenah, Inc. (Paper & Forest Products)	53	2,102
Nelnet, Inc. - Class A (Consumer Finance)	54	4,589
NEOGAMES SA* (Hotels, Restaurants & Leisure)	33	509
Neogen Corp.* (Health Care Equipment & Supplies)	340	10,486
NeoGenomics, Inc.* (Life Sciences Tools & Services)	358	4,350
Neoleukin Therapeutics, Inc.* (Biotechnology)	111	209
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	165	2,510
NETGEAR, Inc.* (Communications Equipment)	91	2,246
NetScout Systems, Inc.* (Communications Equipment)	221	7,090
NETSTREIT Corp. (Equity Real Estate Investment Trusts)	125	2,805
Neuronetics, Inc.* (Health Care Equipment & Supplies)	81	245
NeuroPace, Inc.* (Health Care Equipment & Supplies)	22	181
Nevro Corp.* (Health Care Equipment & Supplies)	109	7,884
New Jersey Resources Corp. (Gas Utilities)	305	13,987
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,198	4,373
NewAge, Inc.* (Beverages)	424	246
Newmark Group, Inc. (Real Estate Management & Development)	531	8,454
Newpark Resources, Inc.* (Energy Equipment & Services)	285	1,043
NexImmune, Inc.* (Biotechnology)	56	236
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts)	70	6,322
NextGen Healthcare, Inc.* (Health Care Technology)	177	3,701
NexTier Oilfield Solutions, Inc.* (Energy Equipment & Services)	546	5,045
NGM Biopharmaceuticals, Inc.* (Pharmaceuticals)	99	1,510
NI Holdings, Inc.* (Insurance)	27	458
Nicolet Bankshares, Inc.* (Banks)	38	3,556
Nikola Corp.* (Machinery)	721	7,722
Nkarta, Inc.* (Biotechnology)	45	512
NL Industries, Inc. (Commercial Services & Supplies)	26	187
nLight, Inc.* (Electronic Equipment, Instruments & Components)	138	2,393
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	265	5,464
NN, Inc.* (Machinery)	135	389
Noodles & Co.* (Hotels, Restaurants & Leisure)	128	764
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	531	1,131
Northern Oil And Gas, Inc. (Oil, Gas & Consumable Fuels)	193	5,441
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	139	1,996
Northrim Bancorp, Inc. (Banks)	19	828
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	386	5,215
Northwest Natural Holding Co. (Gas Utilities)	96	4,965
Northwest Pipe Co.* (Construction & Engineering)	31	789

March 31, 2022 :: ProFund VP Small-Cap ::

Common Stocks, continued

	Shares	Value
NorthWestern Corp. (Multi-Utilities)	171	$10,344
Novagold Resources, Inc.* (Metals & Mining)	748	5,782
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	111	15,794
NOW, Inc.* (Trading Companies & Distributors)	348	3,838
Nu Skin Enterprises, Inc. - Class A (Personal Products)	157	7,517
Nurix Therapeutics, Inc.* (Biotechnology)	99	1,387
Nuvalent, Inc.* - Class A (Biotechnology)	58	806
NuVasive, Inc.* (Health Care Equipment & Supplies)	163	9,242
Nuvation Bio, Inc.* (Pharmaceuticals)	502	2,641
NV5 Global, Inc.* (Construction & Engineering)	42	5,599
NVE Corp. (Semiconductors & Semiconductor Equipment)	15	817
Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels)	63	9,217
Oceaneering International, Inc.* (Energy Equipment & Services)	314	4,760
Oceanfirst Financial Corp. (Thrifts & Mortgage Finance)	184	3,698
Ocugen, Inc.* (Biotechnology)	583	1,924
Ocular Therapeutix, Inc.* (Pharmaceuticals)	242	1,198
Ocwen Financial Corp.* (Thrifts & Mortgage Finance)	26	618
Office Properties Income Trust (Equity Real Estate Investment Trusts)	151	3,885
OFG Bancorp (Banks)	155	4,129
O-I Glass, Inc.* (Containers & Packaging)	491	6,472
Oil States International, Inc.* (Energy Equipment & Services)	191	1,327
Oil-Dri Corp. of America (Household Products)	16	458
Old National Bancorp (Banks)	929	15,217
Old Second Bancorp, Inc. (Banks)	88	1,277
Olema Pharmaceuticals, Inc.* (Biotechnology)	81	345
Olympic Steel, Inc. (Metals & Mining)	30	1,154
Omega Flex, Inc. (Machinery)	10	1,299
Omega Therapeutics, Inc.* (Biotechnology)	70	437
Omeros Corp.* (Pharmaceuticals)	190	1,142
Omnicell, Inc.* (Health Care Technology)	138	17,869
ON24, Inc.* (Software)	87	1,144
Oncocyte Corp.* (Biotechnology)	190	283
Oncorus, Inc.* (Biotechnology)	64	114
Oncternal Therapeutics, Inc.* (Biotechnology)	140	195
ONE Gas, Inc. (Gas Utilities)	166	14,648
ONE Group Hospitality, Inc.* (Hotels, Restaurants & Leisure)	65	683
One Liberty Properties, Inc. (Equity Real Estate Investment Trusts)	51	1,570
OneSpan, Inc.* (Software)	111	1,603
OneSpaWorld Holdings, Ltd.* (Diversified Consumer Services)	169	1,724
Onewater Marine, Inc. (Specialty Retail)	35	1,206
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	154	13,381
Ontrak, Inc.* (Health Care Providers & Services)	37	84
Ooma, Inc.* (Diversified Telecommunication Services)	70	1,049
Open Lending Corp.* - Class A (Capital Markets)	329	6,221
OPKO Health, Inc.* (Biotechnology)	1,261	4,338
Oportun Financial Corp.* (Consumer Finance)	67	962
Oppenheimer Holdings, Inc. - Class A (Capital Markets)	29	1,264
OptimizeRx Corp.* (Health Care Technology)	54	2,036
Option Care Health, Inc.* (Health Care Providers & Services)	502	14,337
Oramed Pharmaceuticals, Inc.* (Pharmaceuticals)	118	1,021
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	226	1,532
Orchid Island Capital, Inc. (Mortgage Real Estate Investment Trusts)	429	1,394
Organogenesis Holdings, Inc.* (Biotechnology)	219	1,669
ORIC Pharmaceuticals, Inc.* (Biotechnology)	100	534
Origin Bancorp, Inc. (Banks)	71	3,003
Orion Engineered Carbons SA (Chemicals)	191	3,050
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	143	11,702
Orrstown Financial Services, Inc. (Banks)	34	780
Ortho Clinical Diagnostics Holdings PLC* (Health Care Equipment & Supplies)	380	7,091
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	60	1,962
OrthoPediatrics Corp.* (Health Care Equipment & Supplies)	44	2,376
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	53	4,511
Otter Tail Corp. (Electric Utilities)	130	8,125
Ouster, Inc.* (Electronic Equipment, Instruments & Components)	403	1,814
Outbrain, Inc.* (Interactive Media & Services)	77	826
Outfront Media, Inc. (Equity Real Estate Investment Trusts)	459	13,049
Outlook Therapeutics, Inc.* (Biotechnology)	359	639
Outset Medical, Inc.* (Health Care Equipment & Supplies)	148	6,719
Overstock.com, Inc.* (Internet & Direct Marketing Retail)	136	5,985
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	827	44,715
Owens & Minor, Inc. (Health Care Providers & Services)	229	10,081
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	51	4,616
Oyster Point Pharma, Inc.* (Biotechnology)	35	407
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	614	5,586
Pacific Premier Bancorp, Inc. (Banks)	296	10,464
Pacira BioSciences, Inc.* (Pharmaceuticals)	139	10,607
Pactiv Evergreen, Inc. (Containers & Packaging)	136	1,368
PagerDuty, Inc.* (Software)	262	8,958
Palomar Holdings, Inc.* (Insurance)	78	4,991

:: ProFund VP Small-Cap :: March 31, 2022

Common Stocks, continued

	Shares	Value
PAM Transportation Services, Inc.* (Road & Rail)	22	$765
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	104	10,949
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	141	1,836
PAR Technology Corp.* (Electronic Equipment, Instruments & Components)	80	3,227
Paragon 28, Inc.* (Health Care Equipment & Supplies)	29	485
Paramount Group, Inc. (Equity Real Estate Investment Trusts)	589	6,426
Paratek Pharmaceuticals, Inc.* (Pharmaceuticals)	155	460
Park Aerospace Corp. (Aerospace & Defense)	62	809
Park National Corp. (Banks)	45	5,912
Park-Ohio Holdings Corp. (Machinery)	27	380
Parsons Corp.* (Aerospace & Defense)	83	3,212
Party City Holdco, Inc.* (Specialty Retail)	349	1,249
Passage Bio, Inc.* (Biotechnology)	117	363
Patrick Industries, Inc. (Auto Components)	72	4,342
Patterson Cos., Inc. (Health Care Providers & Services)	270	8,740
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	589	9,118
PAVmed, Inc.* (Health Care Equipment & Supplies)	229	302
Paya Holdings, Inc.* (IT Services)	270	1,582
PBF Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	304	7,408
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	35	1,834
PCSB Financial Corp. (Thrifts & Mortgage Finance)	39	745
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)	308	22,385
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	95	2,648
Peabody Energy Corp.* (Oil, Gas & Consumable Fuels)	281	6,893
Peapack Gladstone Financial Corp. (Banks)	56	1,946
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	410	10,037
Pennymac Financial Services, Inc. (Thrifts & Mortgage Finance)	95	5,054
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	309	5,219
Peoples Bancorp, Inc. (Banks)	80	2,505
Peoples Financial Services Corp. (Banks)	22	1,111
Perdoceo Education Corp.* (Diversified Consumer Services)	222	2,549
Perficient, Inc.* (IT Services)	103	11,339
Performance Food Group Co.* (Food & Staples Retailing)	479	24,386
Perpetua Resources Corp.* (Metals & Mining)	103	422
Personalis, Inc.* (Life Sciences Tools & Services)	114	934
Petiq, Inc.* (Health Care Providers & Services)	85	2,074
PetMed Express, Inc. (Internet & Direct Marketing Retail)	64	1,651
PGT Innovations, Inc.* (Building Products)	182	3,272
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	64	871
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	65	1,297
Phillips Edison & Co., Inc. (Equity Real Estate Investment Trusts)	360	12,380
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	188	3,190
Phreesia, Inc.* (Health Care Technology)	157	4,139
Physicians Realty Trust (Equity Real Estate Investment Trusts)	696	12,208
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	391	6,733
Ping Identity Holding Corp.* (Software)	192	5,267
Pioneer Bancorp, Inc.* (Thrifts & Mortgage Finance)	37	389
Piper Sandler Cos. (Capital Markets)	55	7,219
Pitney Bowes, Inc. (Commercial Services & Supplies)	555	2,886
PJT Partners, Inc. - Class A (Capital Markets)	75	4,734
Plantronics, Inc.* (Communications Equipment)	135	5,319
PlayAGS, Inc.* (Hotels, Restaurants & Leisure)	87	580
PLBY Group, Inc.* (Textiles, Apparel & Luxury Goods)	93	1,217
Plexus Corp.* (Electronic Equipment, Instruments & Components)	88	7,199
Pliant Therapeutics, Inc.* (Pharmaceuticals)	76	533
Plymouth Industrial REIT, Inc. (Equity Real Estate Investment Trusts)	99	2,683
PMV Pharmaceuticals, Inc.* (Pharmaceuticals)	83	1,728
PNM Resources, Inc. (Electric Utilities)	270	12,871
PolyMet Mining Corp.* (Metals & Mining)	91	381
Porch Group, Inc.* (Internet & Direct Marketing Retail)	241	1,674
Portage Biotech, Inc.* (Biotechnology)	16	105
Portillo's, Inc.* - Class A (Hotels, Restaurants & Leisure)	73	1,793
Portland General Electric Co. (Electric Utilities)	284	15,662
Poseida Therapeutics, Inc.* (Biotechnology)	91	408
Postal Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	53	891
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	208	10,968
Powell Industries, Inc. (Electrical Equipment)	29	563
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	186	17,238
PowerSchool Holdings, Inc.* (Diversified Consumer Services)	135	2,229
PRA Group, Inc.* (Consumer Finance)	136	6,131
Praxis Precision Medicines, Inc.* (Biotechnology)	105	1,072
Precigen, Inc.* (Biotechnology)	299	631
Precision BioSciences, Inc.* (Biotechnology)	159	490
Preferred Apartment Communities, Inc. - Class A (Equity Real Estate Investment Trusts)	164	4,090

March 31, 2022 :: ProFund VP Small-Cap ::

Common Stocks, continued

	Shares	Value
Preferred Bank (Banks)	43	$3,186
Preformed Line Products Co. (Electrical Equipment)	9	571
Prelude Therapeutics, Inc.* (Biotechnology)	34	235
Premier Financial Corp. (Thrifts & Mortgage Finance)	114	3,458
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	158	8,364
PriceSmart, Inc. (Food & Staples Retailing)	77	6,073
Primis Financial Corp. (Banks)	76	1,062
Primo Water Corp. (Beverages)	496	7,068
Primoris Services Corp. (Construction & Engineering)	169	4,026
Priority Technology Holdings, Inc.* (IT Services)	36	207
Privia Health Group, Inc.* (Health Care Providers & Services)	132	3,528
ProAssurance Corp. (Insurance)	170	4,570
PROCEPT BioRobotics Corp.* (Health Care Equipment & Supplies)	23	805
PROG Holdings, Inc.* (Consumer Finance)	178	5,121
Progress Software Corp. (Software)	139	6,546
Progyny, Inc.* (Health Care Providers & Services)	203	10,434
Prometheus Biosciences, Inc.* (Biotechnology)	95	3,587
ProPetro Holding Corp.* (Energy Equipment & Services)	272	3,789
PROS Holdings, Inc.* (Software)	126	4,197
Protagonist Therapeutics, Inc.* (Biotechnology)	141	3,339
Prothena Corp. PLC* (Biotechnology)	114	4,169
Proto Labs, Inc.* (Machinery)	88	4,655
Provention Bio, Inc.* (Pharmaceuticals)	175	1,281
Provident BanCorp, Inc. (Thrifts & Mortgage Finance)	48	779
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	237	5,546
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	63	10,589
PTC Therapeutics, Inc.* (Biotechnology)	219	8,171
Pulmonx Corp.* (Health Care Equipment & Supplies)	82	2,034
Pulse Biosciences, Inc.* (Health Care Equipment & Supplies)	44	214
Puma Biotechnology, Inc.* (Biotechnology)	102	294
Pure Cycle Corp.* (Water Utilities)	61	733
PureCycle Technologies, Inc.* (Chemicals)	181	1,448
Purple Innovation, Inc.* (Household Durables)	182	1,065
Pyxis Oncology, Inc.* (Biotechnology)	34	137
Pzena Investment Management, Inc. - Class A (Capital Markets)	53	425
Q2 Holdings, Inc.* (Software)	173	10,665
QCR Holdings, Inc. (Banks)	48	2,716
Quaker Chemical Corp. (Chemicals)	43	7,431
Qualys, Inc.* (Software)	108	15,380
Quanex Building Products Corp. (Building Products)	106	2,225
Quanterix Corp.* (Life Sciences Tools & Services)	97	2,831
Quantum Corp.* (Technology Hardware, Storage & Peripherals)	187	424
QuinStreet, Inc.* (Interactive Media & Services)	158	1,833
Quotient Technology, Inc.* (Internet & Direct Marketing Retail)	284	1,812
Quotient, Ltd.* (Health Care Equipment & Supplies)	251	301
R1 RCM, Inc.* (Health Care Providers & Services)	375	10,035
Rackspace Technology, Inc.* (IT Services)	172	1,920
Radian Group, Inc. (Thrifts & Mortgage Finance)	569	12,636
Radiant Logistics, Inc.* (Air Freight & Logistics)	124	790
Radius Global Infrastructure, Inc.* - Class A (Diversified Telecommunication Services)	227	3,242
Radius Health, Inc.* (Biotechnology)	148	1,307
RadNet, Inc.* (Health Care Providers & Services)	143	3,199
Rafael Holdings, Inc.* - Class B (Real Estate Management & Development)	39	98
Rain Therapeutics, Inc.* (Biotechnology)	50	254
Rallybio Corp.* (Biotechnology)	57	398
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	342	10,906
Range Resources Corp.* (Oil, Gas & Consumable Fuels)	755	22,937
Ranger Oil Corp.* (Oil, Gas & Consumable Fuels)	67	2,314
Ranpak Holdings Corp.* (Containers & Packaging)	119	2,431
Rapid Micro Biosystems, Inc.* - Class A (Life Sciences Tools & Services)	50	340
Rapid7, Inc.* (Software)	178	19,800
RAPT Therapeutics, Inc.* (Biotechnology)	67	1,473
Rayonier Advanced Materials, Inc.* (Chemicals)	195	1,281
RBB Bancorp (Banks)	44	1,034
RBC Bearings, Inc.* (Machinery)	88	17,061
RCI Hospitality Holdings, Inc. (Hotels, Restaurants & Leisure)	28	1,721
Ready Capital Corp. (Mortgage Real Estate Investment Trusts)	212	3,193
Realogy Holdings Corp.* (Real Estate Management & Development)	364	5,708
Reata Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	87	2,850
Recursion Pharmaceuticals, Inc.* - Class A (Biotechnology)	364	2,606
Red River Bancshares, Inc. (Banks)	14	741
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	49	826
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	169	8,207
Redfin Corp.* (Real Estate Management & Development)	325	5,863
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	362	3,812
REGENXBIO, Inc.* (Biotechnology)	125	4,149
Regional Management Corp. (Consumer Finance)	24	1,166
Regis Corp.* (Diversified Consumer Services)	135	286
Rekor Systems, Inc.* (Professional Services)	107	488
Relay Therapeutics, Inc.* (Biotechnology)	221	6,615

:: ProFund VP Small-Cap :: March 31, 2022

Common Stocks, continued

	Shares	Value
Relmada Therapeutics, Inc.* (Pharmaceuticals)	79	$2,132
Remitly Global, Inc.* (IT Services)	39	385
Renasant Corp. (Banks)	173	5,787
Reneo Pharmaceuticals, Inc.* (Biotechnology)	27	79
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	141	8,552
Rent the Runway, Inc.* - Class A (Internet & Direct Marketing Retail)	54	372
Rent-A-Center, Inc. (Specialty Retail)	208	5,240
Repay Holdings Corp.* (IT Services)	273	4,032
Replimune Group, Inc.* (Biotechnology)	95	1,613
Republic Bancorp, Inc. - Class A (Banks)	29	1,303
Republic First Bancorp, Inc.* (Banks)	141	728
Resideo Technologies, Inc.* (Building Products)	456	10,866
Resources Connection, Inc. (Professional Services)	99	1,697
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	375	7,271
Retail Value, Inc. (Equity Real Estate Investment Trusts)	55	168
Retractable Technologies, Inc.* (Health Care Equipment & Supplies)	55	261
REV Group, Inc. (Machinery)	111	1,487
Revance Therapeutics, Inc.* (Pharmaceuticals)	221	4,310
Revlon, Inc.* - Class A (Personal Products)	22	178
REVOLUTION Medicines, Inc.* (Biotechnology)	187	4,770
Revolve Group, Inc.* (Internet & Direct Marketing Retail)	113	6,066
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	17	1,693
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	139	1,601
Ribbon Communications, Inc.* (Communications Equipment)	222	686
Rigel Pharmaceuticals, Inc.* (Biotechnology)	539	1,612
Riley Exploration Permian, Inc. (Oil, Gas & Consumable Fuels)	33	828
Rimini Street, Inc.* (Software)	141	818
Riot Blockchain, Inc.* (Software)	339	7,177
Rite Aid Corp.* (Food & Staples Retailing)	176	1,540
RLI Corp. (Insurance)	126	13,938
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	522	7,350
Rocket Pharmaceuticals, Inc.* (Biotechnology)	130	2,062
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods)	22	915
Rogers Corp.* (Electronic Equipment, Instruments & Components)	59	16,031
Romeo Power, Inc.* (Electrical Equipment)	309	460
RPC, Inc.* (Energy Equipment & Services)	213	2,273
RPT Realty (Equity Real Estate Investment Trusts)	264	3,635
Rubius Therapeutics, Inc.* (Biotechnology)	145	799
Rush Enterprises, Inc. - Class A (Trading Companies & Distributors)	133	6,771
Rush Enterprises, Inc. - Class B (Trading Companies & Distributors)	20	967
Rush Street Interactive, Inc.* (Hotels, Restaurants & Leisure)	166	1,207
Ruth's Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	104	2,380
RxSight, Inc.* (Health Care Equipment & Supplies)	55	681
Ryerson Holding Corp. (Metals & Mining)	52	1,821
Ryman Hospitality Properties, Inc.* - Class I (Equity Real Estate Investment Trusts)	170	15,771
S&T Bancorp, Inc. (Banks)	122	3,609
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	721	10,736
Safe Bulkers, Inc. (Marine)	200	952
Safehold, Inc. (Equity Real Estate Investment Trusts)	66	3,660
Safety Insurance Group, Inc. (Insurance)	46	4,179
Saia, Inc.* (Road & Rail)	84	20,481
Sailpoint Technologies Holding, Inc.* (Software)	289	14,791
Sally Beauty Holdings, Inc.* (Specialty Retail)	347	5,424
Sana Biotechnology, Inc.* (Biotechnology)	272	2,247
Sanderson Farms, Inc. (Food Products)	64	12,000
Sandy Spring Bancorp, Inc. (Banks)	140	6,289
Sangamo Therapeutics, Inc.* (Biotechnology)	374	2,173
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	198	8,003
Sapiens International Corp. N.V. (Software)	98	2,488
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	37	1,950
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	79	2,748
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	83	4,311
Scholar Rock Holding Corp.* (Biotechnology)	89	1,147
Scholastic Corp. (Media)	87	3,504
Schrodinger, Inc.* (Health Care Technology)	143	4,879
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	99	2,722
Scientific Games Corp.* (Hotels, Restaurants & Leisure)	303	17,801
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	154	3,293
Sculptor Capital Management, Inc. (Capital Markets)	70	975
Seacoast Banking Corp. of Florida (Banks)	173	6,058
SeaSpine Holdings Corp.* (Health Care Equipment & Supplies)	100	1,216
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	159	11,836
SecureWorks Corp.* - Class A (Software)	29	384
Seelos Therapeutics, Inc.* (Pharmaceuticals)	309	259
Seer, Inc.* (Life Sciences Tools & Services)	131	1,996
Select Energy Services, Inc.* (Energy Equipment & Services)	201	1,723
Select Medical Holdings Corp. (Health Care Providers & Services)	349	8,373
Selecta Biosciences, Inc.* (Biotechnology)	290	357
Selective Insurance Group, Inc. (Insurance)	188	16,799
Selectquote, Inc.* (Insurance)	423	1,180

March 31, 2022 :: ProFund VP Small-Cap ::

Common Stocks, continued

	Shares	Value
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	204	$14,145
Seneca Foods Corp.* - Class A (Food Products)	19	979
Sensei Biotherapeutics, Inc.* (Biotechnology)	66	152
Senseonics Holdings, Inc.* (Health Care Equipment & Supplies)	1,364	2,687
Sensient Technologies Corp. (Chemicals)	133	11,165
Sera Prognostics, Inc.* - Class A (Biotechnology)	25	95
Seres Therapeutics, Inc.* (Biotechnology)	220	1,566
Seritage Growth Properties* - Class A (Equity Real Estate Investment Trusts)	118	1,494
Service Properties Trust (Equity Real Estate Investment Trusts)	518	4,574
ServisFirst Bancshares, Inc. (Banks)	158	15,056
Sesen Bio, Inc.* (Biotechnology)	635	383
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	391	3,980
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	118	8,012
Sharps Compliance Corp.* (Health Care Providers & Services)	59	348
Shattuck Labs, Inc.* (Biotechnology)	84	358
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	153	3,608
Shift Technologies, Inc.* (Specialty Retail)	189	416
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	106	21,981
Shoe Carnival, Inc. (Specialty Retail)	56	1,633
ShotSpotter, Inc.* (Software)	27	748
Shutterstock, Inc. (Internet & Direct Marketing Retail)	74	6,887
SI-BONE, Inc.* (Health Care Equipment & Supplies)	103	2,328
Sientra, Inc.* (Health Care Equipment & Supplies)	183	406
Sierra Bancorp (Banks)	44	1,099
SIGA Technologies, Inc.* (Pharmaceuticals)	152	1,078
Sight Sciences, Inc.* (Health Care Equipment & Supplies)	70	809
Sigilon Therapeutics, Inc.* (Biotechnology)	48	71
Signet Jewelers, Ltd. (Specialty Retail)	167	12,141
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	120	18,024
Silk Road Medical, Inc.* (Health Care Equipment & Supplies)	108	4,459
Silverback Therapeutics, Inc.* (Biotechnology)	65	228
Silvergate Capital Corp.* - Class A (Banks)	88	13,250
Simmons First National Corp. - Class A (Banks)	351	9,203
Simpson Manufacturing Co., Inc. (Building Products)	137	14,939
Simulations Plus, Inc. (Health Care Technology)	48	2,447
Sinclair Broadcast Group, Inc. - Class A (Media)	145	4,063
Singular Genomics Systems, Inc.* (Life Sciences Tools & Services)	149	940
SiriusPoint, Ltd.* (Insurance)	279	2,087
SITE Centers Corp. (Equity Real Estate Investment Trusts)	547	9,140
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	51	12,639
SJW Corp. (Water Utilities)	87	6,053
Skyline Champion Corp.* (Household Durables)	166	9,110
SkyWater Technology, Inc.* (Semiconductors & Semiconductor Equipment)	25	271
SkyWest, Inc.* (Airlines)	157	4,529
Sleep Number Corp.* (Specialty Retail)	70	3,550
SM Energy Co. (Oil, Gas & Consumable Fuels)	379	14,762
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	154	3,978
SmartFinancial, Inc. (Banks)	44	1,126
Smith & Wesson Brands, Inc. (Leisure Products)	151	2,285
Smith Micro Software, Inc.* (Software)	148	558
Snap One Holdings Corp.* (Household Durables)	56	826
SOC Telemed, Inc.* (Health Care Providers & Services)	192	574
Society Pass, Inc.* (Interactive Media & Services)	12	36
Solaris Oilfield Infrastructure, Inc. (Energy Equipment & Services)	99	1,118
Solid Biosciences, Inc.* (Biotechnology)	188	226
Solo Brands, Inc.* - Class A (Leisure Products)	47	401
Sonic Automotive, Inc. - Class A (Specialty Retail)	68	2,891
Sonos, Inc.* (Household Durables)	405	11,429
Sorrento Therapeutics, Inc.* (Biotechnology)	943	2,197
South Jersey Industries, Inc. (Gas Utilities)	325	11,229
South Plains Financial, Inc. (Banks)	33	877
Southern First Bancshares, Inc.* (Banks)	23	1,169
Southern Missouri Bancorp, Inc. (Thrifts & Mortgage Finance)	24	1,199
Southside Bancshares, Inc. (Banks)	98	4,001
SouthState Corp. (Banks)	244	19,883
Southwest Gas Holdings, Inc. (Gas Utilities)	191	14,953
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	3,207	22,994
Sovos Brands, Inc.* (Food Products)	81	1,149
SP Plus Corp.* (Commercial Services & Supplies)	73	2,289
SpartanNash Co. (Food & Staples Retailing)	113	3,728
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	514	663
Spero Therapeutics, Inc.* (Biotechnology)	76	661
Spire, Inc. (Gas Utilities)	160	11,482
Spirit Airlines, Inc.* (Airlines)	310	6,780
Spirit of Texas Bancshares, Inc. (Banks)	40	1,051
Sportsman's Warehouse Holdings, Inc.* (Specialty Retail)	138	1,475
SpringWorks Therapeutics, Inc.* (Biotechnology)	92	5,192
Sprout Social, Inc.* - Class A (Software)	143	11,457

:: ProFund VP Small-Cap :: March 31, 2022

Common Stocks, continued

	Shares	Value
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	356	$11,385
Spruce Biosciences, Inc.* (Biotechnology)	27	54
SPS Commerce, Inc.* (Software)	114	14,957
SPX Corp.* (Machinery)	138	6,819
SPX FLOW, Inc. (Machinery)	133	11,467
SQZ Biotechnologies Co.* (Biotechnology)	72	346
STAAR Surgical Co.* (Health Care Equipment & Supplies)	150	11,987
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	565	23,362
Stagwell, Inc.* (Media)	195	1,412
Standard Motor Products, Inc. (Auto Components)	66	2,847
Standex International Corp. (Machinery)	38	3,797
Startek, Inc.* (IT Services)	53	235
Steelcase, Inc. - Class A (Commercial Services & Supplies)	270	3,227
Stem, Inc.* (Electrical Equipment)	360	3,964
Stepan Co. (Chemicals)	68	6,719
StepStone Group, Inc. - Class A (Capital Markets)	144	4,761
Stereotaxis, Inc.* (Health Care Equipment & Supplies)	156	582
Sterling Check Corp.* (Professional Services)	52	1,374
Sterling Construction Co., Inc.* (Construction & Engineering)	88	2,358
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	255	9,853
Stewart Information Services Corp. (Insurance)	84	5,091
Stitch Fix, Inc.* - Class A (Internet & Direct Marketing Retail)	257	2,588
Stock Yards Bancorp, Inc. (Banks)	76	4,020
Stoke Therapeutics, Inc.* (Biotechnology)	60	1,263
StoneMor, Inc.* (Diversified Consumer Services)	102	266
Stoneridge, Inc.* (Auto Components)	82	1,702
StoneX Group, Inc.* (Capital Markets)	54	4,008
Strategic Education, Inc. (Diversified Consumer Services)	77	5,111
Stride, Inc.* (Diversified Consumer Services)	131	4,759
Stronghold Digital Mining, Inc.* - Class A (Software)	23	135
Sturm Ruger & Co., Inc. (Leisure Products)	54	3,759
Summit Financial Group, Inc. (Banks)	35	896
Summit Hotel Properties, Inc.* (Equity Real Estate Investment Trusts)	327	3,257
Summit Materials, Inc.* - Class A (Construction Materials)	375	11,648
Summit Therapeutics, Inc.* (Biotechnology)	83	203
Sumo Logic, Inc.* (Software)	281	3,279
Sun Country Airlines Holdings, Inc.* (Airlines)	102	2,670
SunCoke Energy, Inc. (Metals & Mining)	262	2,334
Sunnova Energy International, Inc.* (Independent Power and Renewable Electricity Producers)	272	6,272
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	252	5,413
Sunstone Hotel Investors, Inc.* (Equity Real Estate Investment Trusts)	687	8,093
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	141	5,368
Superior Group of Cos., Inc. (Textiles, Apparel & Luxury Goods)	37	660
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	155	5,009
Surface Oncology, Inc.* (Biotechnology)	112	329
Surgery Partners, Inc.* (Health Care Providers & Services)	108	5,945
Surmodics, Inc.* (Health Care Equipment & Supplies)	43	1,949
Sutro BioPharma, Inc.* (Biotechnology)	137	1,126
Sweetgreen, Inc.* - Class A (Hotels, Restaurants & Leisure)	39	1,248
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	125	24,937
Syndax Pharmaceuticals, Inc.* (Biotechnology)	155	2,694
Syros Pharmaceuticals, Inc.* (Biotechnology)	182	217
Tabula Rasa HealthCare, Inc.* (Health Care Technology)	71	409
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	60	1,210
Talaris Therapeutics, Inc.* (Biotechnology)	67	659
Talis Biomedical Corp.* (Health Care Equipment & Supplies)	47	66
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	116	1,832
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	323	5,552
Target Hospitality Corp.* (Hotels, Restaurants & Leisure)	78	468
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	27	454
Tattooed Chef, Inc.* (Food Products)	149	1,874
Taylor Morrison Home Corp.* (Household Durables)	378	10,289
Taysha Gene Therapies, Inc.* (Biotechnology)	71	463
TCR2 Therapeutics, Inc.* (Biotechnology)	96	265
Team, Inc.* (Commercial Services & Supplies)	83	183
TechTarget, Inc.* (Media)	82	6,665
Teekay Corp.* (Oil, Gas & Consumable Fuels)	219	694
Teekay Tankers, Ltd.* - Class A (Oil, Gas & Consumable Fuels)	75	1,038
TEGNA, Inc. (Media)	698	15,634
Tejon Ranch Co.* (Real Estate Management & Development)	66	1,205
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	319	6,023
Telesat Corp.* (Diversified Telecommunication Services)	23	380
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)	1,174	6,222
Telos Corp.* (Software)	126	1,256
Tenable Holdings, Inc.* (Software)	291	16,817
Tenaya Therapeutics, Inc.* (Biotechnology)	90	1,060
Tenet Healthcare Corp.* (Health Care Providers & Services)	335	28,796
Tennant Co. (Machinery)	58	4,570
Tenneco, Inc.* (Auto Components)	215	3,939

March 31, 2022 :: ProFund VP Small-Cap ::

Common Stocks, continued

	Shares	Value
Terex Corp. (Machinery)	216	$7,703
Terns Pharmaceuticals, Inc.* (Pharmaceuticals)	43	128
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	233	17,254
Tetra Tech, Inc. (Commercial Services & Supplies)	170	28,041
TETRA Technologies, Inc.* (Energy Equipment & Services)	387	1,591
Texas Capital Bancshares, Inc.* (Banks)	160	9,170
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	221	18,505
Textainer Group Holdings, Ltd. (Trading Companies & Distributors)	149	5,672
TG Therapeutics, Inc.* (Biotechnology)	409	3,890
The Andersons, Inc. (Food & Staples Retailing)	99	4,976
The Bancorp, Inc.* (Banks)	165	4,674
The Bank of Nt Butterfield & Son, Ltd. (Banks)	158	5,669
The Brink's Co. (Commercial Services & Supplies)	152	10,336
The Buckle, Inc. (Specialty Retail)	94	3,106
The Cato Corp. - Class A (Specialty Retail)	61	894
The Cheesecake Factory, Inc.* (Hotels, Restaurants & Leisure)	145	5,770
The Children's Place, Inc.* (Specialty Retail)	43	2,120
The Container Store Group, Inc.* (Specialty Retail)	100	817
The E.W. Scripps Co.* - Class A (Media)	181	3,763
The Ensign Group, Inc. (Health Care Providers & Services)	166	14,942
The First Bancorp, Inc. (Banks)	33	993
The GEO Group, Inc.* (Equity Real Estate Investment Trusts)	372	2,459
The Goodyear Tire & Rubber Co.* (Auto Components)	872	12,461
The Greenbrier Cos., Inc. (Machinery)	101	5,203
The Hackett Group, Inc. (IT Services)	78	1,799
The Joint Corp.* (Health Care Providers & Services)	44	1,557
The Lovesac Co.* (Household Durables)	40	2,162
The Macerich Co. (Equity Real Estate Investment Trusts)	675	10,557
The Manitowoc Co., Inc.* (Machinery)	108	1,629
The Marcus Corp.* (Entertainment)	72	1,274
The ODP Corp.* (Specialty Retail)	146	6,691
The Pennant Group, Inc.* (Health Care Providers & Services)	81	1,509
The RealReal, Inc.* (Internet & Direct Marketing Retail)	252	1,830
The RMR Group, Inc. - Class A (Real Estate Management & Development)	48	1,493
The Shyft Group, Inc. (Machinery)	109	3,936
The Simply Good Foods Co.* (Food Products)	269	10,209
The St Joe Co. (Real Estate Management & Development)	105	6,220
TherapeuticsMD, Inc.* (Pharmaceuticals)	1,223	465
Theravance Biopharma, Inc.* (Pharmaceuticals)	189	1,807
Thermon Group Holdings, Inc.* (Electrical Equipment)	104	1,685
Theseus Pharmaceuticals, Inc.* (Pharmaceuticals)	36	415
Third Coast Bancshares, Inc.* (Banks)	13	300
Thorne HealthTech, Inc.* (Personal Products)	21	134
Thryv Holdings, Inc.* (Media)	24	675
Tidewater, Inc.* (Energy Equipment & Services)	129	2,804
Tilly's, Inc. - Class A (Specialty Retail)	72	674
TimkenSteel Corp.* (Metals & Mining)	145	3,173
Tiptree, Inc. (Insurance)	74	951
Titan International, Inc.* (Machinery)	161	2,372
Titan Machinery, Inc.* (Trading Companies & Distributors)	61	1,724
Tivity Health, Inc.* (Health Care Providers & Services)	139	4,472
Tompkins Financial Corp. (Banks)	45	3,522
Tonix Pharmaceuticals Holding Corp.* (Biotechnology)	1,579	363
Tootsie Roll Industries, Inc. (Food Products)	50	1,764
Torrid Holdings, Inc.* (Specialty Retail)	58	351
TowneBank (Banks)	212	6,347
TPG RE Finance Trust, Inc. - Class T (Mortgage Real Estate Investment Trusts)	189	2,232
TPI Composites, Inc.* (Electrical Equipment)	114	1,603
Traeger, Inc.* (Household Durables)	100	744
Transcat, Inc.* (Trading Companies & Distributors)	23	1,866
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	82	2,209
TravelCenters of America, Inc.* (Specialty Retail)	39	1,675
Travere Therapeutics, Inc.* (Biotechnology)	186	4,793
Treace Medical Concepts, Inc.* (Health Care Equipment & Supplies)	95	1,796
Trean Insurance Group, Inc.* (Insurance)	56	263
Tredegar Corp. (Chemicals)	83	995
TreeHouse Foods, Inc.* (Food Products)	164	5,291
Trevena, Inc.* (Biotechnology)	516	284
Tri Pointe Homes, Inc.* (Household Durables)	349	7,008
TriCo Bancshares (Banks)	87	3,483
TriMas Corp. (Containers & Packaging)	136	4,364
TriNet Group, Inc.* (Professional Services)	128	12,590
Trinity Industries, Inc. (Machinery)	244	8,384
Trinseo PLC (Chemicals)	123	5,894
TriState Capital Holdings, Inc.* (Banks)	92	3,057
Triton International, Ltd. (Trading Companies & Distributors)	211	14,807
Triumph Bancorp, Inc.* (Banks)	75	7,052
Triumph Group, Inc.* (Aerospace & Defense)	201	5,081
Tronox Holdings PLC - Class A (Chemicals)	362	7,164
TrueBlue, Inc.* (Professional Services)	110	3,178
TrueCar, Inc.* (Interactive Media & Services)	301	1,189
Trupanion, Inc.* (Insurance)	121	10,784
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	60	1,916
Trustmark Corp. (Banks)	194	5,896

:: ProFund VP Small-Cap :: March 31, 2022

Common Stocks, continued

	Shares	Value
TTEC Holdings, Inc. (IT Services)	58	$4,786
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	329	4,876
Tucows, Inc.* (IT Services)	31	2,117
Tupperware Brands Corp.* (Household Durables)	154	2,995
Turning Point Brands, Inc. (Tobacco)	46	1,564
Turning Point Therapeutics, Inc.* (Biotechnology)	145	3,893
Turtle Beach Corp.* (Technology Hardware, Storage & Peripherals)	48	1,022
Tutor Perini Corp.* (Construction & Engineering)	130	1,404
Twist Bioscience Corp.* (Biotechnology)	175	8,642
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	1,086	6,006
Tyra Biosciences, Inc.* (Biotechnology)	37	396
U.S. Cellular Corp.* (Wireless Telecommunication Services)	48	1,451
U.S. Ecology, Inc.* (Commercial Services & Supplies)	99	4,740
U.S. Lime & Minerals, Inc. (Construction Materials)	7	812
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	40	3,978
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	232	4,329
Udemy, Inc.* (Diversified Consumer Services)	44	548
UFP Industries, Inc. (Building Products)	190	14,661
UFP Technologies, Inc.* (Containers & Packaging)	22	1,456
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	140	5,935
UMB Financial Corp. (Banks)	138	13,408
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	138	3,393
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	44	796
UniFirst Corp. (Commercial Services & Supplies)	48	8,845
Unisys Corp.* (IT Services)	207	4,473
United Bankshares, Inc. (Banks)	416	14,510
United Community Banks, Inc. (Banks)	330	11,484
United Fire Group, Inc. (Insurance)	66	2,051
United Insurance Holdings Corp. (Insurance)	64	212
United Natural Foods, Inc.* (Food & Staples Retailing)	182	7,526
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	621	8,545
Unitil Corp. (Multi-Utilities)	49	2,444
Universal Corp. (Tobacco)	76	4,413
Universal Electronics, Inc.* (Household Durables)	40	1,250
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	40	2,335
Universal Insurance Holdings, Inc. (Insurance)	86	1,160
Universal Logistics Holdings, Inc. (Road & Rail)	24	484
Univest Financial Corp. (Banks)	91	2,435
Upland Software, Inc.* (Software)	91	1,603
Upwork, Inc.* (Professional Services)	372	8,645
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	836	3,837
Urban Edge Properties (Equity Real Estate Investment Trusts)	365	6,972
Urban Outfitters, Inc.* (Specialty Retail)	217	5,449
Ur-Energy, Inc.* (Oil, Gas & Consumable Fuels)	585	936
UroGen Pharma, Ltd.* (Biotechnology)	62	540
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	94	1,768
US Xpress Enterprises, Inc.* - Class A (Road & Rail)	85	330
USANA Health Sciences, Inc.* (Personal Products)	38	3,019
UserTesting, Inc.* (Software)	29	310
Utah Medical Products, Inc. (Health Care Equipment & Supplies)	11	988
Utz Brands, Inc. (Food Products)	189	2,793
Valhi, Inc. (Chemicals)	8	234
Valley National Bancorp (Banks)	1,264	16,457
Value Line, Inc. (Capital Markets)	3	201
Vanda Pharmaceuticals, Inc.* (Biotechnology)	173	1,957
Vapotherm, Inc.* (Health Care Equipment & Supplies)	72	1,001
Varex Imaging Corp.* (Health Care Equipment & Supplies)	121	2,576
Varonis Systems, Inc.* (Software)	338	16,069
Vaxart, Inc.* (Biotechnology)	386	1,945
Vaxcyte, Inc.* (Pharmaceuticals)	135	3,260
VBI Vaccines, Inc.* (Biotechnology)	595	988
Vector Group, Ltd. (Tobacco)	453	5,454
Vectrus, Inc.* (Aerospace & Defense)	36	1,291
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	157	4,269
Velocity Financial, Inc.* (Thrifts & Mortgage Finance)	27	295
Velodyne Lidar, Inc.* (Electronic Equipment, Instruments & Components)	242	620
Ventyx Biosciences, Inc.* (Pharmaceuticals)	33	448
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	82	629
Vera Therapeutics, Inc.* (Biotechnology)	43	1,010
Veracyte, Inc.* (Biotechnology)	213	5,872
Verastem, Inc.* (Biotechnology)	544	767
Vericel Corp.* (Biotechnology)	147	5,618
Verint Systems, Inc.* (Software)	203	10,495
Veris Residential, Inc.* (Equity Real Estate Investment Trusts)	277	4,817
Veritex Holdings, Inc. (Banks)	150	5,726
Veritiv Corp.* (Trading Companies & Distributors)	45	6,012
Veritone, Inc.* (Software)	90	1,645
Verra Mobility Corp.* - Class C (IT Services)	481	7,831
Verrica Pharmaceuticals, Inc.* (Pharmaceuticals)	41	333
Veru, Inc.* (Personal Products)	203	980
Verve Therapeutics, Inc.* (Biotechnology)	115	2,624
Via Renewables, Inc. (Multi-Utilities)	38	313

March 31, 2022 :: ProFund VP Small-Cap ::

Common Stocks, continued

	Shares	Value
Viad Corp.* (Commercial Services & Supplies)	64	$2,281
Viant Technology, Inc.* - Class A (Software)	37	242
Viavi Solutions, Inc.* (Communications Equipment)	726	11,674
Vicor Corp.* (Electrical Equipment)	67	4,727
Viemed Healthcare, Inc.* (Health Care Providers & Services)	112	558
View, Inc.* (Building Products)	310	570
ViewRay, Inc.* (Health Care Equipment & Supplies)	475	1,862
Vigil Neuroscience, Inc.* (Biotechnology)	21	148
Viking Therapeutics, Inc.* (Biotechnology)	216	648
Village Super Market, Inc. - Class A (Food & Staples Retailing)	27	662
Vincerx Pharma, Inc.* (Biotechnology)	52	208
Vir Biotechnology, Inc.* (Biotechnology)	190	4,887
Viracta Therapeutics, Inc.* (Biotechnology)	114	543
VirnetX Holding Corp.* (Software)	200	326
Virtus Investment Partners, Inc. (Capital Markets)	23	5,520
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	421	8,252
Vishay Precision Group, Inc.* (Electronic Equipment, Instruments & Components)	39	1,254
Vista Outdoor, Inc.* (Leisure Products)	178	6,353
VistaGen Therapeutics, Inc.* (Biotechnology)	612	759
Visteon Corp.* (Auto Components)	88	9,603
Vita Coco Co., Inc. (The)* (Beverages)	35	314
Vital Farms, Inc.* (Food Products)	78	964
Vivint Smart Home, Inc.* (Diversified Consumer Services)	289	1,954
Vonage Holdings Corp.* (Software)	801	16,252
Vor BioPharma, Inc.* (Biotechnology)	60	362
VOXX International Corp.* (Auto Components)	49	489
VSE Corp. (Commercial Services & Supplies)	33	1,521
Vuzix Corp.* (Household Durables)	185	1,221
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	296	1,131
Wabash National Corp. (Machinery)	154	2,285
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	92	11,907
Warrior Met Coal, Inc. (Metals & Mining)	162	6,012
Washington Federal, Inc. (Thrifts & Mortgage Finance)	205	6,728
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	267	6,809
Washington Trust Bancorp, Inc. (Banks)	54	2,835
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	67	1,296
Watts Water Technologies, Inc. - Class A (Machinery)	87	12,144
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	140	280
WD-40 Co. (Household Products)	43	7,880
Weave Communications, Inc.* (Software)	15	89
Weber, Inc. - Class A (Household Durables)	67	659
Weis Markets, Inc. (Food & Staples Retailing)	52	3,714
Welbilt, Inc.* (Machinery)	412	9,785
Werewolf Therapeutics, Inc.* (Biotechnology)	83	365
Werner Enterprises, Inc. (Road & Rail)	192	7,872
WesBanco, Inc. (Banks)	191	6,563
WESCO International, Inc.* (Trading Companies & Distributors)	141	18,349
West Bancorp, Inc. (Banks)	51	1,388
Westamerica Bancorp (Banks)	82	4,961
Whitestone REIT (Equity Real Estate Investment Trusts)	145	1,921
Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels)	124	10,107
Whole Earth Brands, Inc.* (Food Products)	118	845
WideOpenWest, Inc.* (Media)	165	2,878
Willdan Group, Inc.* (Professional Services)	35	1,074
Willis Lease Finance Corp.* (Trading Companies & Distributors)	9	290
WillScot Mobile Mini Holdings Corp.* (Construction & Engineering)	658	25,748
Wingstop, Inc. (Hotels, Restaurants & Leisure)	94	11,031
Winmark Corp. (Specialty Retail)	11	2,420
Winnebago Industries, Inc. (Automobiles)	102	5,511
WisdomTree Investments, Inc. (Capital Markets)	425	2,495
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	257	5,798
Workhorse Group, Inc.* (Auto Components)	487	2,435
Workiva, Inc.* (Software)	135	15,930
World Acceptance Corp.* (Consumer Finance)	13	2,494
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	197	5,327
Worthington Industries, Inc. (Metals & Mining)	104	5,347
WSFS Financial Corp. (Thrifts & Mortgage Finance)	205	9,557
WW International, Inc.* (Diversified Consumer Services)	166	1,698
XBiotech, Inc. (Biotechnology)	48	415
Xencor, Inc.* (Biotechnology)	178	4,749
Xenia Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	360	6,944
Xilio Therapeutics, Inc.* (Biotechnology)	24	170
XL Fleet Corp.* (Auto Components)	376	748
XOMA Corp.* (Biotechnology)	19	532
Xometry, Inc.* - Class A (Internet & Direct Marketing Retail)	78	2,867
XPEL, Inc.* (Auto Components)	57	2,999
Xperi Holding Corp. (Software)	331	5,733
Xponential Fitness, Inc.* - Class A (Hotels, Restaurants & Leisure)	39	914
Yellow Corp.* (Road & Rail)	159	1,115
Yelp, Inc.* (Interactive Media & Services)	226	7,709
Yext, Inc.* (Software)	360	2,480
Y-mAbs Therapeutics, Inc.* (Biotechnology)	110	1,307
York Water Co. (Water Utilities)	41	1,844
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	115	5,306
Zevia PBC* - Class A (Beverages)	32	146

:: ProFund VP Small-Cap :: March 31, 2022

Common Stocks, continued

	Shares	Value
Ziff Davis, Inc.* (Interactive Media & Services)	137	$13,258
Zumiez, Inc.* (Specialty Retail)	61	2,331
Zuora, Inc.* - Class A (Software)	358	5,363
Zurn Water Solutions Corp. (Building Products)	383	13,559
Zymergen, Inc.* (Chemicals)	253	731
Zynex, Inc. (Health Care Equipment & Supplies)	71	442
TOTAL COMMON STOCKS (Cost $6,563,568)		8,629,542

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	250	$—
TOTAL TRUST (Cost $—)		—

Rights (NM)

	No. of Rights	Value
Quantum Corp., RTS; expiring 4/19/22* (Technology Hardware, Storage & Peripherals)	187	$2
Zogenix, Inc., CVR*+(a) (Pharmaceuticals)	178	121
TOTAL RIGHTS (Cost $–)		123

Repurchase Agreements(b)(c) (39.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.16%-0.21%, dated 3/31/22, due 4/1/22, total to be received $5,515,030	$5,515,000	$5,515,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,515,000)		5,515,000
TOTAL INVESTMENT SECURITIES (Cost $12,078,568) - 100.2%		14,144,665
Net other assets (liabilities) - (0.2)%		(26,996)
NET ASSETS - 100.0%		$14,117,669

*	Non-income producing security.
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of March 31, 2022, these securities represented less than 0.001% of the net assets of the Fund.
(a)	On March 9, 2022, UCB SA acquired Zogenix Inc. As part of the acquisition, shareholders of Zogenix Inc. are entitled to a CVR per share of Zogenix Inc. held. The CVR has a potential cash payment of $2.00 upon EU approval by December 31, 2023, of FINTEPLA® as an orphan medicine for treatment of Lennox-Gastaut syndrome (LGS).
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2022, the aggregate amount held in a segregated account was $819,000.
(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
RTS	Rights
CVR	Contingent Value Rights

March 31, 2022 :: ProFund VP Small-Cap ::

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	4/27/22	0.73%	$1,933,501	$4,340
Russell 2000 Index	UBS AG	4/27/22	0.33%	3,533,712	(12,104)
				$5,467,213	$(7,764)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

:: ProFund VP Small-Cap :: March 31, 2022

ProFund VP Small-Cap invested in the following industries as of March 31, 2022:

	Value	% of Net Assets
Aerospace & Defense	$62,291	0.4%
Air Freight & Logistics	31,212	0.2%
Airlines	26,652	0.2%
Auto Components	104,204	0.7%
Automobiles	16,275	0.1%
Banks	740,579	5.2%
Beverages	33,734	0.2%
Biotechnology	600,153	4.2%
Building Products	106,574	0.8%
Capital Markets	128,312	0.9%
Chemicals	167,064	1.1%
Commercial Services & Supplies	153,664	1.1%
Communications Equipment	67,945	0.5%
Construction & Engineering	142,135	1.0%
Construction Materials	12,460	0.1%
Consumer Finance	58,880	0.4%
Containers & Packaging	25,034	0.2%
Distributors	1,499	NM
Diversified Consumer Services	62,499	0.4%
Diversified Financial Services	11,406	0.1%
Diversified Telecommunication Services	43,183	0.3%
Electric Utilities	56,953	0.4%
Electrical Equipment	81,555	0.6%
Electronic Equipment, Instruments & Components	190,903	1.4%
Energy Equipment & Services	106,992	0.8%
Entertainment	70,746	0.5%
Equity Real Estate Investment Trusts	605,501	4.3%
Food & Staples Retailing	101,800	0.8%
Food Products	87,726	0.6%
Gas Utilities	93,867	0.6%
Health Care Equipment & Supplies	296,695	2.0%
Health Care Providers & Services	251,551	1.8%
Health Care Technology	92,618	0.7%
Hotels, Restaurants & Leisure	206,185	1.5%
Household Durables	138,900	1.0%
Household Products	21,329	0.2%
Independent Power and Renewable Electricity Producers	31,095	0.2%
Insurance	166,479	1.2%
Interactive Media & Services	49,697	0.4%
Internet & Direct Marketing Retail	38,501	0.3%
IT Services	139,939	1.0%
Leisure Products	49,612	0.4%
Life Sciences Tools & Services	53,315	0.4%
Machinery	316,114	2.2%
Marine	23,876	0.2%
Media	93,733	0.6%
Metals & Mining	131,170	0.9%
Mortgage Real Estate Investment Trusts	112,136	0.8%
Multiline Retail	31,040	0.2%
Multi-Utilities	38,728	0.3%
Oil, Gas & Consumable Fuels	470,642	3.3%
Paper & Forest Products	7,990	0.1%
Personal Products	47,981	0.3%
Pharmaceuticals	137,498	1.0%
Professional Services	159,096	1.1%
Real Estate Management & Development	71,956	0.5%
Road & Rail	79,247	0.6%
Semiconductors & Semiconductor Equipment	297,983	2.1%
Software	466,050	3.2%
Specialty Retail	181,223	1.3%
Technology Hardware, Storage & Peripherals	23,015	0.2%
Textiles, Apparel & Luxury Goods	52,453	0.4%
Thrifts & Mortgage Finance	151,198	1.1%
Tobacco	12,610	0.1%
Trading Companies & Distributors	144,910	1.0%
Water Utilities	36,656	0.3%
Wireless Telecommunication Services	14,646	0.1%
Other**	5,488,004	38.9%
Total	$14,117,669	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

March 31, 2022 :: ProFund VP Small-Cap Growth ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.3%)

	Shares	Value
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	5,481	$91,424
8x8, Inc.* (Software)	5,082	63,982
AAON, Inc. (Building Products)	1,190	66,319
Abercrombie & Fitch Co.* (Specialty Retail)	1,139	36,437
Academy Sports & Outdoors, Inc. (Leisure Products)	2,219	87,429
Acadia Realty Trust (Equity Real Estate Investment Trusts)	1,669	36,167
Addus HomeCare Corp.* (Health Care Providers & Services)	293	27,334
ADTRAN, Inc. (Communications Equipment)	2,107	38,874
Advanced Energy Industries, Inc. (Semiconductors & Semiconductor Equipment)	1,617	139,191
AdvanSix, Inc. (Chemicals)	653	33,362
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	1,670	65,715
AeroVironment, Inc.* (Aerospace & Defense)	534	50,271
Agilysys, Inc.* (Software)	528	21,057
Agree Realty Corp. (Equity Real Estate Investment Trusts)	1,376	91,311
Alamo Group, Inc. (Machinery)	179	25,738
Alarm.com Holdings, Inc.* (Software)	1,976	131,325
Albany International Corp. - Class A (Machinery)	695	58,602
Allegheny Technologies, Inc.* (Metals & Mining)	2,462	66,080
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	2,050	46,166
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	972	36,829
American States Water Co. (Water Utilities)	1,047	93,203
Ameris Bancorp (Banks)	1,619	71,042
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	2,029	211,685
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	1,075	38,593
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	1,665	35,864
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	320	8,995
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	327	8,211
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	1,621	78,570
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	709	72,786
ArcBest Corp. (Road & Rail)	1,067	85,894
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	2,027	17,959
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	1,763	25,740
Asbury Automotive Group, Inc.* (Specialty Retail)	448	71,769
Assured Guaranty, Ltd. (Insurance)	1,258	80,084
Avid Bioservices, Inc.* (Biotechnology)	2,643	53,838
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	1,431	108,083
Axos Financial, Inc.* - Class I (Thrifts & Mortgage Finance)	2,295	106,465
B Riley Financial, Inc. (Capital Markets)	691	48,342
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	816	81,363
Balchem Corp. (Chemicals)	1,389	189,876
Banc of California, Inc. (Banks)	1,045	20,231
BancFirst Corp. (Banks)	429	35,697
Banner Corp. (Banks)	632	36,991
Barnes & Noble Education, Inc.* (Specialty Retail)	1,563	5,596
BioLife Solutions, Inc.* (Health Care Equipment & Supplies)	1,285	29,208
Blucora, Inc.* (Capital Markets)	921	18,006
Boise Cascade Co. (Trading Companies & Distributors)	809	56,201
Boot Barn Holdings, Inc.* (Specialty Retail)	1,273	120,667
Bottomline Technologies, Inc.* (Software)	896	50,785
Brady Corp. - Class A (Commercial Services & Supplies)	953	44,095
Brightsphere Investment Group, Inc. (Capital Markets)	1,503	36,448
Brookline Bancorp, Inc. (Banks)	1,464	23,160
California Water Service Group (Water Utilities)	1,334	79,080
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	2,028	119,814
Cara Therapeutics, Inc.* (Biotechnology)	1,797	21,834
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	732	16,543
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	1,957	37,770
Cars.com, Inc.* (Interactive Media & Services)	1,365	19,697
Cavco Industries, Inc.* (Household Durables)	366	88,151
Celsius Holdings, Inc.* (Beverages)	1,640	90,495
Centerspace (Equity Real Estate Investment Trusts)	412	40,425
Central Pacific Financial Corp. (Banks)	738	20,590
Century Aluminum Co.* (Metals & Mining)	975	25,652
Century Communities, Inc. (Household Durables)	1,274	68,248
Cerence, Inc.* (Software)	874	31,551
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	985	40,040
Chesapeake Utilities Corp. (Gas Utilities)	392	54,002
Cinemark Holdings, Inc.* (Entertainment)	2,377	41,075
City Holding Co. (Banks)	311	24,476
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	3,093	184,683
Coca-Cola Consolidated, Inc. (Beverages)	199	98,873
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	1,220	80,947
Coherus Biosciences, Inc.* (Biotechnology)	2,735	35,309
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	1,212	35,875

:: ProFund VP Small-Cap Growth :: March 31, 2022

Common Stocks, continued

	Shares	Value
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	1,482	$30,174
Comfort Systems USA, Inc. (Construction & Engineering)	1,547	137,699
Community Bank System, Inc. (Banks)	1,063	74,569
Community Health Systems, Inc.* (Health Care Providers & Services)	5,329	63,255
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	594	25,073
CONMED Corp. (Health Care Equipment & Supplies)	803	119,286
Corcept Therapeutics, Inc.* (Pharmaceuticals)	2,496	56,210
Core Laboratories N.V. (Energy Equipment & Services)	835	26,411
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	553	11,701
CorVel Corp.* (Health Care Providers & Services)	402	67,713
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	1,517	32,873
CSG Systems International, Inc. (IT Services)	822	52,255
CTS Corp. (Electronic Equipment, Instruments & Components)	705	24,915
Customers Bancorp, Inc.* (Banks)	1,299	67,730
Cutera, Inc.* (Health Care Equipment & Supplies)	443	30,567
Cytokinetics, Inc.* (Biotechnology)	3,601	132,552
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	748	36,727
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	3,128	21,051
Digi International, Inc.* (Communications Equipment)	705	15,172
Dime Community Bancshares, Inc. (Banks)	673	23,266
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	398	31,024
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	1,934	168,239
Donnelley Financial Solutions, Inc.* (Capital Markets)	1,252	41,642
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	1,189	17,229
Dorman Products, Inc.* (Auto Components)	818	77,735
Douglas Elliman, Inc. (Real Estate Management & Development)	2,835	20,696
Eagle Bancorp, Inc. (Banks)	808	46,064
Eagle Pharmaceuticals, Inc.* (Biotechnology)	238	11,779
elf Beauty, Inc.* (Personal Products)	2,057	53,132
Ellington Financial, Inc. (Mortgage Real Estate Investment Trusts)	1,030	18,283
Enanta Pharmaceuticals, Inc.* (Biotechnology)	470	33,455
Encore Capital Group, Inc.* (Consumer Finance)	511	32,055
Encore Wire Corp. (Electrical Equipment)	869	99,127
Endo International PLC* (Pharmaceuticals)	10,028	23,165
Enerpac Tool Group Corp. (Machinery)	1,242	27,187
Enova International, Inc.* (Consumer Finance)	1,465	55,626
Essential Properties Realty Trust, Inc. (Real Estate Management & Development)	2,712	68,614
EVERTEC, Inc. (IT Services)	1,718	70,318
ExlService Holdings, Inc.* (IT Services)	1,430	204,875
Exponent, Inc. (Professional Services)	2,236	241,599
Extreme Networks, Inc.* (Communications Equipment)	5,544	67,692
Fabrinet* (Electronic Equipment, Instruments & Components)	1,587	166,841
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	376	19,522
FB Financial Corp. (Banks)	735	32,649
Federal Signal Corp. (Machinery)	1,599	53,966
Ferro Corp.* (Chemicals)	1,668	36,262
First Bancorp (Banks)	742	30,993
First Bancorp (Banks)	8,664	113,672
First Commonwealth Financial Corp. (Banks)	2,224	33,716
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	2,283	96,799
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	2,114	88,851
Forrester Research, Inc.* (Professional Services)	478	26,969
Forward Air Corp. (Air Freight & Logistics)	1,157	113,131
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	1,626	43,967
Franklin Electric Co., Inc. (Machinery)	1,121	93,088
Fulgent Genetics, Inc.* (Health Care Providers & Services)	833	51,988
Gannett Co., Inc.* (Media)	2,322	10,472
Genesco, Inc.* (Specialty Retail)	283	18,002
Gentherm, Inc.* (Auto Components)	1,427	104,228
Getty Realty Corp. (Equity Real Estate Investment Trusts)	778	22,266
Gibraltar Industries, Inc.* (Building Products)	660	28,347
Glaukos Corp.* (Health Care Equipment & Supplies)	1,047	60,538
GMS, Inc.* (Trading Companies & Distributors)	1,035	51,512
Golden Entertainment, Inc.* (Hotels, Restaurants & Leisure)	585	33,971
Greenhill & Co., Inc. (Capital Markets)	576	8,911
H.B. Fuller Co. (Chemicals)	1,044	68,977
Hanmi Financial Corp. (Banks)	731	17,990
Harmonic, Inc.* (Communications Equipment)	4,419	41,053
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	549	26,709
Hawkins, Inc. (Chemicals)	435	19,967
Haynes International, Inc. (Metals & Mining)	305	12,993
HCI Group, Inc. (Insurance)	344	23,454
HealthStream, Inc.* (Health Care Technology)	584	11,633
Heidrick & Struggles International, Inc. (Professional Services)	841	33,287
Heska Corp.* (Health Care Equipment & Supplies)	460	63,609
Hibbett, Inc. (Specialty Retail)	553	24,520
Hillenbrand, Inc. (Machinery)	1,687	74,515
Hilltop Holdings, Inc. (Banks)	1,331	39,131
HomeStreet, Inc. (Thrifts & Mortgage Finance)	862	40,842

March 31, 2022 :: ProFund VP Small-Cap Growth ::

Common Stocks, continued

	Shares	Value
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	695	$24,756
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	9,470	250,386
Independent Bank Corp. (Banks)	853	69,682
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts)	1,151	26,093
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts)	1,099	225,735
Innoviva, Inc.* (Pharmaceuticals)	2,684	51,935
Installed Building Products, Inc. (Household Durables)	1,008	85,166
Insteel Industries, Inc. (Building Products)	834	30,850
Inter Parfums, Inc. (Personal Products)	763	67,182
InterDigital, Inc. (Communications Equipment)	685	43,703
Interface, Inc. (Commercial Services & Supplies)	1,140	15,470
Investors Bancorp, Inc. (Banks)	9,687	144,627
iRobot Corp.* (Household Durables)	637	40,386
iStar, Inc. (Equity Real Estate Investment Trusts)	1,668	39,048
iTeos Therapeutics, Inc.* (Biotechnology)	863	27,771
J & J Snack Foods Corp. (Food Products)	282	43,738
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	626	58,475
John Bean Technologies Corp. (Machinery)	873	103,424
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts)	750	15,458
Knowles Corp.* (Electronic Equipment, Instruments & Components)	1,575	33,910
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	1,042	43,087
Korn Ferry (Professional Services)	2,335	151,635
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	2,674	149,797
Lakeland Financial Corp. (Banks)	1,085	79,205
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	1,716	94,912
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	412	32,606
LCI Industries (Auto Components)	727	75,470
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	825	38,338
LGI Homes, Inc.* (Household Durables)	917	89,573
Ligand Pharmaceuticals, Inc.* (Biotechnology)	716	80,543
Lindsay Corp. (Machinery)	278	43,649
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	1,144	19,585
Livent Corp.* (Chemicals)	6,932	180,717
LivePerson, Inc.* (Software)	1,795	43,834
LXP Industrial Trust (Equity Real Estate Investment Trusts)	6,068	95,268
Marcus & Millichap, Inc. (Real Estate Management & Development)	600	31,608
MarineMax, Inc.* (Specialty Retail)	941	37,885
Matador Resources Co. (Oil, Gas & Consumable Fuels)	4,731	250,648
Materion Corp. (Metals & Mining)	508	43,556
Matson, Inc. (Marine)	1,803	217,478
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	3,031	176,859
Medifast, Inc. (Personal Products)	498	85,049
Meridian Bioscience, Inc.* (Health Care Equipment & Supplies)	1,195	31,022
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	1,243	82,684
Meritage Homes Corp.* (Household Durables)	752	59,581
Mesa Laboratories, Inc. (Health Care Equipment & Supplies)	132	33,644
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	1,280	70,298
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	703	30,405
MGP Ingredients, Inc. (Beverages)	537	45,962
Middlesex Water Co. (Water Utilities)	518	54,478
ModivCare, Inc.* (Health Care Providers & Services)	302	34,848
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	563	49,110
Monro, Inc. (Specialty Retail)	619	27,446
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	702	27,413
Mueller Industries, Inc. (Machinery)	2,462	133,368
Myers Industries, Inc. (Containers & Packaging)	669	14,450
MYR Group, Inc.* (Construction & Engineering)	724	68,085
Myriad Genetics, Inc.* (Biotechnology)	1,782	44,906
National Bank Holdings Corp. (Banks)	746	30,049
National Beverage Corp. (Beverages)	571	24,839
Nektar Therapeutics* (Pharmaceuticals)	3,565	19,215
NeoGenomics, Inc.* (Life Sciences Tools & Services)	2,905	35,296
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts)	975	88,052
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	1,078	15,480
NV5 Global, Inc.* (Construction & Engineering)	508	67,716
OFG Bancorp (Banks)	1,065	28,372
Omnicell, Inc.* (Health Care Technology)	1,886	244,218
OneSpan, Inc.* (Software)	723	10,440
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	2,115	183,773
OptimizeRx Corp.* (Health Care Technology)	763	28,773
Organogenesis Holdings, Inc.* (Biotechnology)	2,706	20,620
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	303	25,791
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	436	39,458
Pacific Premier Bancorp, Inc. (Banks)	1,783	63,029
Pacira BioSciences, Inc.* (Pharmaceuticals)	1,166	88,989
Palomar Holdings, Inc.* (Insurance)	1,037	66,358
Park Aerospace Corp. (Aerospace & Defense)	367	4,789
Park National Corp. (Banks)	390	51,238
Patrick Industries, Inc. (Auto Components)	454	27,376
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	807	22,491
Perficient, Inc.* (IT Services)	1,413	155,557
PGT Innovations, Inc.* (Building Products)	1,152	20,713

:: ProFund VP Small-Cap Growth :: March 31, 2022

Common Stocks, continued

	Shares	Value
Piper Sandler Cos. (Capital Markets)	604	$79,274
Plantronics, Inc.* (Communications Equipment)	881	34,711
Preferred Bank (Banks)	580	42,972
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	1,143	60,510
Progress Software Corp. (Software)	1,896	89,283
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	1,507	35,264
Quaker Chemical Corp. (Chemicals)	334	57,719
RadNet, Inc.* (Health Care Providers & Services)	2,001	44,762
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	4,693	149,660
Ranger Oil Corp.* (Oil, Gas & Consumable Fuels)	904	31,215
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	4,921	51,817
REGENXBIO, Inc.* (Biotechnology)	727	24,129
Rent-A-Center, Inc. (Specialty Retail)	1,245	31,362
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	2,554	49,522
Rogers Corp.* (Electronic Equipment, Instruments & Components)	803	218,175
RPT Realty (Equity Real Estate Investment Trusts)	1,844	25,392
Safehold, Inc. (Equity Real Estate Investment Trusts)	606	33,603
Sally Beauty Holdings, Inc.* (Specialty Retail)	2,079	32,495
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	386	20,342
Seacoast Banking Corp. of Florida (Banks)	1,305	45,701
Selectquote, Inc.* (Insurance)	2,622	7,315
ServisFirst Bancshares, Inc. (Banks)	2,094	199,538
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	923	62,672
Shoe Carnival, Inc. (Specialty Retail)	749	21,841
Shutterstock, Inc. (Internet & Direct Marketing Retail)	999	92,987
Signet Jewelers, Ltd. (Specialty Retail)	2,258	164,156
Simulations Plus, Inc. (Health Care Technology)	405	20,647
SITE Centers Corp. (Equity Real Estate Investment Trusts)	4,238	70,817
Sleep Number Corp.* (Specialty Retail)	972	49,289
SM Energy Co. (Oil, Gas & Consumable Fuels)	5,215	203,124
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	1,229	31,745
Sonos, Inc.* (Household Durables)	2,706	76,363
Southside Bancshares, Inc. (Banks)	875	35,726
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	30,603	219,424
SPS Commerce, Inc.* (Software)	1,543	202,442
SPX Corp.* (Machinery)	818	40,417
SPX FLOW, Inc. (Machinery)	1,098	94,670
Standex International Corp. (Machinery)	253	25,280
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	2,204	85,162
Stewart Information Services Corp. (Insurance)	566	34,305
Sturm Ruger & Co., Inc. (Leisure Products)	756	52,633
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	2,282	73,754
Surmodics, Inc.* (Health Care Equipment & Supplies)	389	17,633
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	4,463	76,719
TechTarget, Inc.* (Media)	1,145	93,066
Tennant Co. (Machinery)	343	27,028
The Bancorp, Inc.* (Banks)	2,462	69,748
The Buckle, Inc. (Specialty Retail)	1,260	41,630
The Children's Place, Inc.* (Specialty Retail)	586	28,890
The E.W. Scripps Co.* - Class A (Media)	1,129	23,472
The Ensign Group, Inc. (Health Care Providers & Services)	1,213	109,182
The Joint Corp.* (Health Care Providers & Services)	618	21,871
The Pennant Group, Inc.* (Health Care Providers & Services)	592	11,029
The Simply Good Foods Co.* (Food Products)	3,630	137,758
The St Joe Co. (Real Estate Management & Development)	1,414	83,764
Thryv Holdings, Inc.* (Media)	729	20,499
Tivity Health, Inc.* (Health Care Providers & Services)	892	28,696
Tompkins Financial Corp. (Banks)	223	17,454
Tootsie Roll Industries, Inc. (Food Products)	384	13,418
Triumph Bancorp, Inc.* (Banks)	1,016	95,524
Triumph Group, Inc.* (Aerospace & Defense)	2,772	70,076
Trupanion, Inc.* (Insurance)	1,472	131,185
TTEC Holdings, Inc. (IT Services)	786	64,861
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	250	24,863
UFP Industries, Inc. (Building Products)	2,656	204,936
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	1,927	81,686
uniQure N.V.* (Biotechnology)	1,547	27,954
Unisys Corp.* (IT Services)	1,382	29,865
United Community Banks, Inc. (Banks)	2,877	100,120
United Natural Foods, Inc.* (Food & Staples Retailing)	2,493	103,086
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	5,876	80,854
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	296	17,278
Urban Edge Properties (Equity Real Estate Investment Trusts)	2,126	40,607
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	699	13,148
USANA Health Sciences, Inc.* (Personal Products)	336	26,695
Vanda Pharmaceuticals, Inc.* (Biotechnology)	1,529	17,293
Varex Imaging Corp.* (Health Care Equipment & Supplies)	1,087	23,142
Vector Group, Ltd. (Tobacco)	5,615	67,605
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	2,168	58,948
Vericel Corp.* (Biotechnology)	2,009	76,784
Veritex Holdings, Inc. (Banks)	2,118	80,844

March 31, 2022 :: ProFund VP Small-Cap Growth ::

Common Stocks, continued

	Shares	Value
Viad Corp.* (Commercial Services & Supplies)	467	$16,644
Viavi Solutions, Inc.* (Communications Equipment)	6,120	98,410
Virtus Investment Partners, Inc. (Capital Markets)	306	73,437
Vista Outdoor, Inc.* (Leisure Products)	2,412	86,084
Vonage Holdings Corp.* (Software)	10,833	219,802
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	1,265	163,716
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,597	40,724
WD-40 Co. (Household Products)	341	62,481
Winnebago Industries, Inc. (Automobiles)	730	39,442
WisdomTree Investments, Inc. (Capital Markets)	2,897	17,005
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	1,626	36,683
World Acceptance Corp.* (Consumer Finance)	177	33,956
WSFS Financial Corp. (Thrifts & Mortgage Finance)	1,237	57,669
Xencor, Inc.* (Biotechnology)	2,509	66,940
XPEL, Inc.* (Auto Components)	710	37,353
Xperi Holding Corp. (Software)	2,332	40,390
Zynex, Inc. (Health Care Equipment & Supplies)	973	6,062
TOTAL COMMON STOCKS (Cost $14,446,183)		20,739,919

Repurchase Agreements(a) (0.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.16%-0.21%, dated 3/31/22, due 4/1/22, total to be received $161,001	$161,000	$161,000
TOTAL REPURCHASE AGREEMENTS (Cost $161,000)		161,000
TOTAL INVESTMENT SECURITIES (Cost $14,607,183) - 100.1%		20,900,919
Net other assets (liabilities) - (0.1)%		(20,234)
NET ASSETS - 100.0%		$20,880,685

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

:: ProFund VP Small-Cap Growth :: March 31, 2022

ProFund VP Small-Cap Growth invested in the following industries as of March 31, 2022:

	Value	% of Net Assets
Aerospace & Defense	$190,851	0.9%
Air Freight & Logistics	113,131	0.5%
Auto Components	322,162	1.5%
Automobiles	39,442	0.2%
Banks	1,865,796	9.0%
Beverages	260,169	1.3%
Biotechnology	675,707	3.2%
Building Products	351,165	1.7%
Capital Markets	323,065	1.5%
Chemicals	586,880	2.8%
Commercial Services & Supplies	76,209	0.4%
Communications Equipment	339,615	1.6%
Construction & Engineering	273,500	1.3%
Consumer Finance	121,637	0.6%
Containers & Packaging	14,450	0.1%
Diversified Telecommunication Services	80,947	0.4%
Electrical Equipment	99,127	0.5%
Electronic Equipment, Instruments & Components	618,881	3.0%
Energy Equipment & Services	26,411	0.1%
Entertainment	41,075	0.2%
Equity Real Estate Investment Trusts	1,553,136	7.4%
Food & Staples Retailing	103,086	0.5%
Food Products	194,914	0.9%
Gas Utilities	54,002	0.3%
Health Care Equipment & Supplies	691,263	3.3%
Health Care Providers & Services	808,669	3.9%
Health Care Technology	351,437	1.7%
Hotels, Restaurants & Leisure	271,979	1.3%
Household Durables	507,468	2.4%
Household Products	62,481	0.3%
Insurance	342,701	1.6%
Interactive Media & Services	19,697	0.1%
Internet & Direct Marketing Retail	112,572	0.5%
IT Services	577,731	2.8%
Leisure Products	226,146	1.1%
Life Sciences Tools & Services	35,296	0.2%
Machinery	800,932	3.8%
Marine	217,478	1.0%
Media	147,509	0.7%
Metals & Mining	148,281	0.7%
Mortgage Real Estate Investment Trusts	85,558	0.4%
Oil, Gas & Consumable Fuels	1,058,743	5.1%
Personal Products	232,058	1.1%
Pharmaceuticals	478,249	2.3%
Professional Services	453,490	2.2%
Real Estate Management & Development	204,682	1.0%
Road & Rail	85,894	0.4%
Semiconductors & Semiconductor Equipment	1,459,994	7.0%
Software	904,891	4.3%
Specialty Retail	711,985	3.5%
Technology Hardware, Storage & Peripherals	124,176	0.6%
Textiles, Apparel & Luxury Goods	231,803	1.1%
Thrifts & Mortgage Finance	586,533	2.8%
Tobacco	67,605	0.3%
Trading Companies & Distributors	180,499	0.9%
Water Utilities	226,761	1.0%
Other**	140,766	0.7%
Total	$20,880,685	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2022 :: ProFund VP Small-Cap Value ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.9%)

	Shares	Value
AAON, Inc. (Building Products)	804	$44,807
AAR Corp.* (Aerospace & Defense)	1,964	95,117
Aaron's Co., Inc. (The) (Specialty Retail)	1,854	37,228
Abercrombie & Fitch Co.* (Specialty Retail)	1,762	56,366
ABM Industries, Inc. (Commercial Services & Supplies)	3,959	182,272
Academy Sports & Outdoors, Inc. (Leisure Products)	2,116	83,370
Acadia Realty Trust (Equity Real Estate Investment Trusts)	2,917	63,211
Addus HomeCare Corp.* (Health Care Providers & Services)	536	50,003
Adtalem Global Education, Inc.* (Diversified Consumer Services)	2,934	87,169
AdvanSix, Inc. (Chemicals)	762	38,931
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	2,116	83,265
AeroVironment, Inc.* (Aerospace & Defense)	625	58,838
Agilysys, Inc.* (Software)	426	16,989
Agree Realty Corp. (Equity Real Estate Investment Trusts)	2,309	153,224
Alamo Group, Inc. (Machinery)	339	48,745
Albany International Corp. - Class A (Machinery)	953	80,357
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	4,271	99,044
Allegheny Technologies, Inc.* (Metals & Mining)	4,129	110,822
Allegiance Bancshares, Inc. (Banks)	1,113	49,729
Allegiant Travel Co.* (Airlines)	895	145,339
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	4,403	99,156
Ambac Financial Group, Inc.* (Insurance)	2,726	28,350
AMC Networks, Inc.* - Class A (Media)	1,721	69,924
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	1,768	66,990
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	6,717	52,124
American Equity Investment Life Holding Co. (Insurance)	4,852	193,644
American Public Education, Inc.* (Diversified Consumer Services)	1,103	23,428
American States Water Co. (Water Utilities)	740	65,875
American Vanguard Corp. (Chemicals)	1,585	32,207
American Woodmark Corp.* (Building Products)	977	47,824
America's Car-Mart, Inc.* (Specialty Retail)	356	28,679
Ameris Bancorp (Banks)	1,675	73,499
AMERISAFE, Inc. (Insurance)	1,141	56,673
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	694	24,915
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	306	8,602
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	400	10,044
Apogee Enterprises, Inc. (Building Products)	1,465	69,529
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	7,780	108,376
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	1,292	132,637
Archrock, Inc. (Energy Equipment & Services)	7,893	72,852
Arconic Corp.* (Metals & Mining)	6,271	160,663
Arcosa, Inc. (Construction & Engineering)	2,847	162,991
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	2,183	19,341
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	1,546	22,572
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	5,281	44,360
Artivion, Inc.* (Health Care Equipment & Supplies)	2,316	49,516
Asbury Automotive Group, Inc.* (Specialty Retail)	749	119,990
Assured Guaranty, Ltd. (Insurance)	2,384	151,766
Astec Industries, Inc. (Machinery)	1,341	57,663
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	1,589	137,242
ATN International, Inc. (Diversified Telecommunication Services)	642	25,603
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	2,838	95,072
Avista Corp. (Multi-Utilities)	4,166	188,095
AZZ, Inc. (Electrical Equipment)	1,454	70,141
B&G Foods, Inc. (Food Products)	3,821	103,091
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	602	60,025
Banc of California, Inc. (Banks)	1,752	33,919
BancFirst Corp. (Banks)	523	43,519
BankUnited, Inc. (Banks)	5,043	221,689
Banner Corp. (Banks)	1,150	67,310
Barnes Group, Inc. (Machinery)	2,743	110,241
Bed Bath & Beyond, Inc.* (Specialty Retail)	5,673	127,813
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	2,075	51,958
Berkshire Hills Bancorp, Inc. (Banks)	2,865	82,999
Big Lots, Inc. (Multiline Retail)	1,797	62,176
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	1,372	38,828
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	4,783	104,938
Blucora, Inc.* (Capital Markets)	1,606	31,397
Boise Cascade Co. (Trading Companies & Distributors)	1,205	83,711
Bottomline Technologies, Inc.* (Software)	1,048	59,400
Brady Corp. - Class A (Commercial Services & Supplies)	1,536	71,071
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	10,077	142,489
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	2,626	100,208
Bristow Group, Inc.* (Energy Equipment & Services)	1,365	50,614
Brookline Bancorp, Inc. (Banks)	2,559	40,483

:: ProFund VP Small-Cap Value :: March 31, 2022

Common Stocks, continued

	Shares	Value
CalAmp Corp.* (Communications Equipment)	2,113	$15,446
Calavo Growers, Inc. (Food Products)	1,041	37,944
Caleres, Inc. (Specialty Retail)	2,244	43,377
California Water Service Group (Water Utilities)	1,271	75,345
Cal-Maine Foods, Inc. (Food Products)	2,207	121,871
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	7,603	82,721
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	1,386	31,324
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	3,028	58,440
Carpenter Technology Corp. (Metals & Mining)	2,842	119,307
Cars.com, Inc.* (Interactive Media & Services)	1,950	28,139
Centerspace (Equity Real Estate Investment Trusts)	318	31,202
Central Garden & Pet Co.* (Household Products)	575	25,277
Central Garden & Pet Co.* - Class A (Household Products)	2,335	95,221
Central Pacific Financial Corp. (Banks)	621	17,326
Century Aluminum Co.* (Metals & Mining)	1,634	42,991
Cerence, Inc.* (Software)	1,108	39,999
Chatham Lodging Trust* (Equity Real Estate Investment Trusts)	2,871	39,591
Chefs' Warehouse, Inc.* (Food & Staples Retailing)	1,919	62,559
Chesapeake Utilities Corp. (Gas Utilities)	498	68,604
Chico's FAS, Inc.* (Specialty Retail)	7,232	34,714
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	1,166	31,482
Cinemark Holdings, Inc.* (Entertainment)	3,010	52,013
CIRCOR International, Inc.* (Machinery)	1,192	31,731
City Holding Co. (Banks)	463	36,438
Clearwater Paper Corp.* (Paper & Forest Products)	983	27,553
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	825	54,738
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	1,204	35,638
Columbia Banking System, Inc. (Banks)	4,579	147,764
Community Bank System, Inc. (Banks)	1,712	120,097
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	567	23,933
Compass Minerals International, Inc. (Metals & Mining)	2,006	125,957
Computer Programs & Systems, Inc.* (Health Care Technology)	863	29,730
Comtech Telecommunications Corp. (Communications Equipment)	1,551	24,335
CONMED Corp. (Health Care Equipment & Supplies)	621	92,250
Conn's, Inc.* (Specialty Retail)	1,129	17,398
Consensus Cloud Solutions, Inc.* (Software)	938	56,402
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,869	70,330
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	4,223	24,916
Corcept Therapeutics, Inc.* (Pharmaceuticals)	2,190	49,319
Core Laboratories N.V. (Energy Equipment & Services)	1,580	49,975
CoreCivic, Inc.* (Equity Real Estate Investment Trusts)	7,079	79,072
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	1,186	25,096
Covetrus, Inc.* (Health Care Providers & Services)	6,085	102,167
CSG Systems International, Inc. (IT Services)	784	49,838
CTS Corp. (Electronic Equipment, Instruments & Components)	929	32,831
Cutera, Inc.* (Health Care Equipment & Supplies)	356	24,564
CVB Financial Corp. (Banks)	7,975	185,100
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	1,255	61,621
Deluxe Corp. (Commercial Services & Supplies)	2,509	75,872
Designer Brands, Inc.* (Specialty Retail)	3,637	49,136
DiamondRock Hospitality Co.* (Equity Real Estate Investment Trusts)	12,403	125,270
Digi International, Inc.* (Communications Equipment)	1,092	23,500
Dime Community Bancshares, Inc. (Banks)	1,002	34,639
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	466	36,325
Diversified Healthcare Trust (Equity Real Estate Investment Trusts)	14,074	45,037
DMC Global, Inc.* (Energy Equipment & Services)	1,136	34,648
Dorman Products, Inc.* (Auto Components)	553	52,551
Dril-Quip, Inc.* (Energy Equipment & Services)	2,084	77,837
DXP Enterprises, Inc.* (Trading Companies & Distributors)	1,016	27,523
Eagle Bancorp, Inc. (Banks)	771	43,955
Eagle Pharmaceuticals, Inc.* (Biotechnology)	342	16,926
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	5,073	107,243
Ebix, Inc. (Software)	1,403	46,509
Edgewell Personal Care Co. (Personal Products)	3,185	116,794
eHealth, Inc.* (Insurance)	1,399	17,362
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	1,140	13,247
Ellington Financial, Inc. (Mortgage Real Estate Investment Trusts)	1,799	31,932
Emergent BioSolutions, Inc.* (Biotechnology)	2,818	115,708
Employers Holdings, Inc. (Insurance)	1,648	67,601
Enanta Pharmaceuticals, Inc.* (Biotechnology)	430	30,607
Encore Capital Group, Inc.* (Consumer Finance)	759	47,612
Enerpac Tool Group Corp. (Machinery)	1,847	40,431
EnPro Industries, Inc. (Machinery)	1,215	118,742
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	1,583	88,743
ESCO Technologies, Inc. (Machinery)	1,531	107,048

March 31, 2022 :: ProFund VP Small-Cap Value ::

Common Stocks, continued

	Shares	Value
Essential Properties Realty Trust, Inc. (Real Estate Management & Development)	3,437	$86,956
Ethan Allen Interiors, Inc. (Household Durables)	1,296	33,787
EVERTEC, Inc. (IT Services)	1,161	47,520
EZCORP, Inc.* - Class A (Consumer Finance)	3,154	19,050
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	558	28,971
FB Financial Corp. (Banks)	1,092	48,507
Federal Signal Corp. (Machinery)	1,402	47,318
Ferro Corp.* (Chemicals)	2,582	56,133
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	1,008	7,535
First Bancorp (Banks)	1,018	42,522
First Commonwealth Financial Corp. (Banks)	2,496	37,839
First Financial Bancorp (Banks)	5,545	127,812
First Hawaiian, Inc. (Banks)	7,509	209,426
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	1,704	71,620
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	2,794	26,934
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	2,322	62,787
Franklin BSP Realty Trust, Inc. (Mortgage Real Estate Investment Trusts)	2,588	36,180
Franklin Electric Co., Inc. (Machinery)	758	62,944
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	5,597	33,022
Fresh Del Monte Produce, Inc. (Food Products)	1,959	50,758
FutureFuel Corp. (Chemicals)	1,520	14,790
Gannett Co., Inc.* (Media)	5,196	23,434
GCP Applied Technologies, Inc.* (Chemicals)	3,178	99,853
Genesco, Inc.* (Specialty Retail)	421	26,780
Genworth Financial, Inc.* (Insurance)	29,880	112,946
Getty Realty Corp. (Equity Real Estate Investment Trusts)	1,255	35,918
Gibraltar Industries, Inc.* (Building Products)	1,020	43,809
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	2,577	69,707
Glatfelter Corp. (Paper & Forest Products)	2,622	32,460
Glaukos Corp.* (Health Care Equipment & Supplies)	1,325	76,612
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	6,101	95,969
GMS, Inc.* (Trading Companies & Distributors)	1,115	55,494
Golden Entertainment, Inc.* (Hotels, Restaurants & Leisure)	395	22,938
Granite Construction, Inc. (Construction & Engineering)	2,699	88,527
Granite Point Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	3,167	35,217
Green Dot Corp.* - Class A (Consumer Finance)	3,220	88,486
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	3,157	97,899
Griffon Corp. (Building Products)	2,785	55,784
Group 1 Automotive, Inc. (Specialty Retail)	1,013	170,011
Guess?, Inc. (Specialty Retail)	2,296	50,168
H.B. Fuller Co. (Chemicals)	1,680	110,998
Hanger, Inc.* (Health Care Providers & Services)	2,165	39,684
Hanmi Financial Corp. (Banks)	788	19,393
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	591	28,752
Harsco Corp.* (Machinery)	4,660	57,038
Haverty Furniture Cos., Inc. (Specialty Retail)	876	24,020
Hawaiian Holdings, Inc.* (Airlines)	3,016	59,415
Hawkins, Inc. (Chemicals)	509	23,363
Haynes International, Inc. (Metals & Mining)	316	13,462
Healthcare Services Group, Inc. (Commercial Services & Supplies)	4,390	81,522
HealthStream, Inc.* (Health Care Technology)	684	13,625
Heartland Express, Inc. (Road & Rail)	2,741	38,566
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	8,351	39,918
Helmerich & Payne, Inc. (Energy Equipment & Services)	6,218	266,007
Heritage Financial Corp. (Banks)	2,067	51,799
Hersha Hospitality Trust* (Equity Real Estate Investment Trusts)	1,944	17,652
Hillenbrand, Inc. (Machinery)	1,972	87,103
Hilltop Holdings, Inc. (Banks)	1,754	51,568
HNI Corp. (Commercial Services & Supplies)	2,566	95,070
Hope Bancorp, Inc. (Banks)	7,069	113,670
Horace Mann Educators Corp. (Insurance)	2,439	102,023
Hostess Brands, Inc.* (Food Products)	8,150	178,810
Hub Group, Inc.* - Class A (Air Freight & Logistics)	1,997	154,188
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	719	25,611
Independent Bank Corp. (Banks)	1,616	132,011
Independent Bank Group, Inc. (Banks)	2,165	154,061
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts)	2,272	51,506
Innospec, Inc. (Chemicals)	1,451	134,289
Inogen, Inc.* (Health Care Equipment & Supplies)	1,204	39,034
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	2,054	220,436
Integer Holdings Corp.* (Health Care Equipment & Supplies)	1,944	156,627
InterDigital, Inc. (Communications Equipment)	868	55,378
Interface, Inc. (Commercial Services & Supplies)	1,912	25,946
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	18,357	41,854
iRobot Corp.* (Household Durables)	715	45,331
iStar, Inc. (Equity Real Estate Investment Trusts)	1,800	42,138
Itron, Inc.* (Electronic Equipment, Instruments & Components)	2,666	140,445
J & J Snack Foods Corp. (Food Products)	491	76,154
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	386	36,056

:: ProFund VP Small-Cap Value :: March 31, 2022

Common Stocks, continued

	Shares	Value
James River Group Holdings, Ltd. (Insurance)	2,195	$54,304
John B Sanfilippo & Son, Inc. (Food Products)	526	43,889
John Bean Technologies Corp. (Machinery)	673	79,730
Kaiser Aluminum Corp. (Metals & Mining)	934	87,945
Kaman Corp. - Class A (Trading Companies & Distributors)	1,640	71,307
KAR Auction Services, Inc.* (Commercial Services & Supplies)	7,135	128,787
Kelly Services, Inc. - Class A (Professional Services)	2,123	46,048
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,609	33,161
Knowles Corp.* (Electronic Equipment, Instruments & Components)	3,244	69,843
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	1,373	56,774
Koppers Holdings, Inc. (Chemicals)	1,255	34,538
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	1,635	90,432
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	278	22,001
La-Z-Boy, Inc. (Household Durables)	2,586	68,193
LCI Industries (Auto Components)	490	50,867
LendingTree, Inc.* (Thrifts & Mortgage Finance)	676	80,897
Lindsay Corp. (Machinery)	266	41,765
LivePerson, Inc.* (Software)	1,509	36,850
LL Flooring Holdings, Inc.* (Specialty Retail)	1,712	24,002
Loyalty Ventures, Inc.* (Media)	1,172	19,373
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	2,319	89,212
LXP Industrial Trust (Equity Real Estate Investment Trusts)	8,327	130,734
M.D.C Holdings, Inc. (Household Durables)	3,330	126,006
M/I Homes, Inc.* (Household Durables)	1,713	75,972
ManTech International Corp. - Class A (Professional Services)	1,624	139,973
Marcus & Millichap, Inc. (Real Estate Management & Development)	647	34,084
Marten Transport, Ltd. (Road & Rail)	3,521	62,533
Materion Corp. (Metals & Mining)	506	43,384
Matthews International Corp. - Class A (Commercial Services & Supplies)	1,858	60,125
MAX Holdings, Inc. (Real Estate Management & Development)	1,112	30,836
MEDNAX, Inc.* (Health Care Providers & Services)	5,020	117,870
Mercer International, Inc. (Paper & Forest Products)	2,373	33,103
Meridian Bioscience, Inc.* (Health Care Equipment & Supplies)	923	23,961
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	1,286	85,545
Meritage Homes Corp.* (Household Durables)	1,164	92,224
Meritor, Inc.* (Machinery)	4,167	148,219
Mesa Laboratories, Inc. (Health Care Equipment & Supplies)	126	32,115
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	1,229	53,154
Middlesex Water Co. (Water Utilities)	319	33,549
ModivCare, Inc.* (Health Care Providers & Services)	313	36,117
Monro, Inc. (Specialty Retail)	1,126	49,927
Moog, Inc. - Class A (Aerospace & Defense)	1,710	150,137
Motorcar Parts of America, Inc.* (Auto Components)	1,130	20,148
Mr. Cooper Group, Inc.* (Thrifts & Mortgage Finance)	4,425	202,089
Myers Industries, Inc. (Containers & Packaging)	1,216	26,266
Myriad Genetics, Inc.* (Biotechnology)	2,258	56,902
Nabors Industries, Ltd.* (Energy Equipment & Services)	457	69,793
National Bank Holdings Corp. (Banks)	742	29,888
National Beverage Corp. (Beverages)	591	25,709
National Presto Industries, Inc. (Aerospace & Defense)	300	23,085
Natus Medical, Inc.* (Health Care Equipment & Supplies)	2,012	52,875
NBT Bancorp, Inc. (Banks)	2,553	92,240
Neenah, Inc. (Paper & Forest Products)	989	39,224
Nektar Therapeutics* (Pharmaceuticals)	5,977	32,216
NeoGenomics, Inc.* (Life Sciences Tools & Services)	3,262	39,633
NETGEAR, Inc.* (Communications Equipment)	1,724	42,548
NetScout Systems, Inc.* (Communications Equipment)	4,349	139,516
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	22,336	81,526
NextGen Healthcare, Inc.* (Health Care Technology)	3,307	69,149
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	5,050	104,131
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	1,072	15,394
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	7,457	100,744
Northwest Natural Holding Co. (Gas Utilities)	1,810	93,613
NOW, Inc.* (Trading Companies & Distributors)	6,511	71,816
Oceaneering International, Inc.* (Energy Equipment & Services)	5,877	89,095
Office Properties Income Trust (Equity Real Estate Investment Trusts)	2,852	73,382
OFG Bancorp (Banks)	1,461	38,921
O-I Glass, Inc.* (Containers & Packaging)	9,164	120,781
Oil States International, Inc.* (Energy Equipment & Services)	3,613	25,110
Olympic Steel, Inc. (Metals & Mining)	548	21,076
OneSpan, Inc.* (Software)	1,033	14,917
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	4,241	28,754
Orion Office REIT, Inc. (Equity Real Estate Investment Trusts)	3,340	46,760
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	1,162	37,997
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	552	46,986
Owens & Minor, Inc. (Health Care Providers & Services)	4,444	195,625

March 31, 2022 :: ProFund VP Small-Cap Value ::

Common Stocks, continued

	Shares	Value
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	336	$30,408
Pacific Premier Bancorp, Inc. (Banks)	3,113	110,045
Pacira BioSciences, Inc.* (Pharmaceuticals)	1,024	78,151
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	2,694	35,076
Park Aerospace Corp. (Aerospace & Defense)	641	8,365
Park National Corp. (Banks)	315	41,385
Patrick Industries, Inc. (Auto Components)	702	42,331
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	12,677	196,241
PBF Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	5,597	136,399
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	648	33,949
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	651	18,143
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	5,588	94,381
Perdoceo Education Corp.* (Diversified Consumer Services)	4,128	47,389
PetMed Express, Inc. (Internet & Direct Marketing Retail)	1,236	31,889
PGT Innovations, Inc.* (Building Products)	1,932	34,737
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	1,198	23,900
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	3,629	61,584
Pitney Bowes, Inc. (Commercial Services & Supplies)	9,746	50,679
Plantronics, Inc.* (Communications Equipment)	1,310	51,614
Plexus Corp.* (Electronic Equipment, Instruments & Components)	1,656	135,477
Powell Industries, Inc. (Electrical Equipment)	534	10,370
PRA Group, Inc.* (Consumer Finance)	2,568	115,765
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	1,389	73,534
PriceSmart, Inc. (Food & Staples Retailing)	1,418	111,838
ProAssurance Corp. (Insurance)	3,179	85,452
ProPetro Holding Corp.* (Energy Equipment & Services)	4,991	69,525
Proto Labs, Inc.* (Machinery)	1,625	85,963
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	2,428	56,815
Quaker Chemical Corp. (Chemicals)	331	57,200
Quanex Building Products Corp. (Building Products)	1,967	41,287
QuinStreet, Inc.* (Interactive Media & Services)	2,955	34,278
Rayonier Advanced Materials, Inc.* (Chemicals)	3,753	24,657
Ready Capital Corp. (Mortgage Real Estate Investment Trusts)	3,959	59,623
Realogy Holdings Corp.* (Real Estate Management & Development)	6,865	107,643
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	925	15,596
REGENXBIO, Inc.* (Biotechnology)	1,218	40,425
Renasant Corp. (Banks)	3,283	109,816
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	2,961	179,584
Rent-A-Center, Inc. (Specialty Retail)	1,853	46,677
Resideo Technologies, Inc.* (Building Products)	8,503	202,627
Resources Connection, Inc. (Professional Services)	1,800	30,852
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	3,646	70,696
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	307	30,577
RPC, Inc.* (Energy Equipment & Services)	4,139	44,163
RPT Realty (Equity Real Estate Investment Trusts)	2,432	33,489
Ruth's Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	1,868	42,740
S&T Bancorp, Inc. (Banks)	2,318	68,566
Safety Insurance Group, Inc. (Insurance)	838	76,132
Sally Beauty Holdings, Inc.* (Specialty Retail)	3,630	56,737
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	3,742	151,252
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	238	12,543
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	1,507	52,429
Scholastic Corp. (Media)	1,785	71,900
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	1,853	50,958
Seacoast Banking Corp. of Florida (Banks)	1,655	57,958
Select Medical Holdings Corp. (Health Care Providers & Services)	6,241	149,722
Selectquote, Inc.* (Insurance)	3,741	10,437
Seneca Foods Corp.* - Class A (Food Products)	356	18,348
Service Properties Trust (Equity Real Estate Investment Trusts)	9,721	85,836
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	1,036	70,344
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	2,942	69,372
Simmons First National Corp. - Class A (Banks)	6,638	174,048
Simulations Plus, Inc. (Health Care Technology)	371	18,914
SiriusPoint, Ltd.* (Insurance)	5,064	37,879
SITE Centers Corp. (Equity Real Estate Investment Trusts)	4,759	79,523
SkyWest, Inc.* (Airlines)	2,967	85,598
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	1,078	27,845
Sonic Automotive, Inc. - Class A (Specialty Retail)	1,222	51,947
Sonos, Inc.* (Household Durables)	3,968	111,977
South Jersey Industries, Inc. (Gas Utilities)	6,621	228,756
Southside Bancshares, Inc. (Banks)	705	28,785
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	23,623	169,377
SpartanNash Co. (Food & Staples Retailing)	2,116	69,807
SPX Corp.* (Machinery)	1,552	76,684
SPX FLOW, Inc. (Machinery)	963	83,030

:: ProFund VP Small-Cap Value :: March 31, 2022

Common Stocks, continued

	Shares	Value
Standard Motor Products, Inc. (Auto Components)	1,127	$48,619
Standex International Corp. (Machinery)	374	37,370
Stepan Co. (Chemicals)	1,255	124,006
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	1,490	57,574
Stewart Information Services Corp. (Insurance)	807	48,912
StoneX Group, Inc.* (Capital Markets)	1,007	74,750
Strategic Education, Inc. (Diversified Consumer Services)	1,333	88,485
Summit Hotel Properties, Inc.* (Equity Real Estate Investment Trusts)	6,268	62,429
SunCoke Energy, Inc. (Metals & Mining)	4,893	43,597
Surmodics, Inc.* (Health Care Equipment & Supplies)	287	13,010
Sylvamo Corp.* (Paper & Forest Products)	2,077	69,123
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	1,166	23,507
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,411	38,070
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	5,818	109,844
Tennant Co. (Machinery)	622	49,014
The Andersons, Inc. (Food & Staples Retailing)	1,791	90,016
The Cato Corp. - Class A (Specialty Retail)	1,121	16,434
The Cheesecake Factory, Inc.* (Hotels, Restaurants & Leisure)	2,857	113,679
The E.W. Scripps Co.* - Class A (Media)	1,818	37,796
The Ensign Group, Inc. (Health Care Providers & Services)	1,418	127,634
The GEO Group, Inc.* (Equity Real Estate Investment Trusts)	7,216	47,698
The Greenbrier Cos., Inc. (Machinery)	1,918	98,796
The Marcus Corp.* (Entertainment)	1,287	22,780
The ODP Corp.* (Specialty Retail)	2,703	123,878
The Pennant Group, Inc.* (Health Care Providers & Services)	781	14,550
TimkenSteel Corp.* (Metals & Mining)	2,423	53,015
Titan International, Inc.* (Machinery)	3,015	44,411
Tivity Health, Inc.* (Health Care Providers & Services)	1,382	44,459
Tompkins Financial Corp. (Banks)	392	30,682
Tootsie Roll Industries, Inc. (Food Products)	524	18,327
Tredegar Corp. (Chemicals)	1,510	18,105
TreeHouse Foods, Inc.* (Food Products)	3,287	106,039
Trinseo PLC (Chemicals)	2,287	109,593
TrueBlue, Inc.* (Professional Services)	2,090	60,380
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	1,132	36,145
Trustmark Corp. (Banks)	3,636	110,498
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	6,146	91,084
Tupperware Brands Corp.* (Household Durables)	2,881	56,035
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	20,252	111,995
U.S. Ecology, Inc.* (Commercial Services & Supplies)	1,841	88,147
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	419	41,670
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	4,390	81,917
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	818	14,806
UniFirst Corp. (Commercial Services & Supplies)	897	165,299
Unisys Corp.* (IT Services)	2,057	44,452
United Community Banks, Inc. (Banks)	2,222	77,326
United Fire Group, Inc. (Insurance)	1,271	39,490
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	5,838	80,331
Unitil Corp. (Multi-Utilities)	941	46,937
Universal Corp. (Tobacco)	1,450	84,202
Universal Electronics, Inc.* (Household Durables)	771	24,086
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	348	20,313
Universal Insurance Holdings, Inc. (Insurance)	1,651	22,272
Urban Edge Properties (Equity Real Estate Investment Trusts)	3,566	68,111
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	818	15,387
USANA Health Sciences, Inc.* (Personal Products)	227	18,035
Vanda Pharmaceuticals, Inc.* (Biotechnology)	1,179	13,334
Varex Imaging Corp.* (Health Care Equipment & Supplies)	839	17,862
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	1,489	11,421
Veris Residential, Inc.* (Equity Real Estate Investment Trusts)	4,713	81,959
Veritiv Corp.* (Trading Companies & Distributors)	818	109,277
Viad Corp.* (Commercial Services & Supplies)	568	20,244
Viavi Solutions, Inc.* (Communications Equipment)	5,147	82,764
Wabash National Corp. (Machinery)	2,883	42,784
Warrior Met Coal, Inc. (Metals & Mining)	3,027	112,332
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	2,791	71,171
WD-40 Co. (Household Products)	339	62,115
Westamerica Bancorp (Banks)	1,581	95,651
Whitestone REIT (Equity Real Estate Investment Trusts)	2,718	36,014
Winnebago Industries, Inc. (Automobiles)	962	51,977
WisdomTree Investments, Inc. (Capital Markets)	2,436	14,299
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	2,620	59,107
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	3,720	100,589
WSFS Financial Corp. (Thrifts & Mortgage Finance)	2,160	100,699
WW International, Inc.* (Diversified Consumer Services)	3,134	32,061
Xenia Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	6,725	129,725
Xperi Holding Corp. (Software)	2,954	51,163

March 31, 2022 :: ProFund VP Small-Cap Value ::

Common Stocks, continued

	Shares	Value
Zimvie, Inc.* (Health Care Equipment & Supplies)	1,230	$28,093
Zumiez, Inc.* (Specialty Retail)	1,150	43,942
TOTAL COMMON STOCKS
(Cost $25,039,268)		30,669,615

Repurchase Agreements(a) (0.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.16%-0.21%, dated 3/31/22, due 4/1/22, total to be received $48,000	$48,000	$48,000
TOTAL REPURCHASE AGREEMENTS (Cost $48,000)		48,000
TOTAL INVESTMENT SECURITIES (Cost $25,087,268) - 100.1%		30,717,615
Net other assets (liabilities) - (0.1)%		(25,602)
NET ASSETS - 100.0%		$30,692,013

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

:: ProFund VP Small-Cap Value :: March 31, 2022

ProFund VP Small-Cap Value invested in the following industries as of March 31, 2022:

	Value	% of Net Assets
Aerospace & Defense	$418,807	1.4%
Air Freight & Logistics	291,430	0.9%
Airlines	290,352	0.9%
Auto Components	266,640	0.9%
Automobiles	51,977	0.2%
Banks	3,252,883	10.6%
Beverages	25,709	0.1%
Biotechnology	273,902	0.9%
Building Products	540,404	1.8%
Capital Markets	120,446	0.4%
Chemicals	878,663	2.9%
Commercial Services & Supplies	1,045,034	3.4%
Communications Equipment	435,101	1.4%
Construction & Engineering	251,518	0.8%
Consumer Finance	270,913	0.9%
Containers & Packaging	147,047	0.5%
Diversified Consumer Services	278,532	0.9%
Diversified Telecommunication Services	105,257	0.3%
Electrical Equipment	80,511	0.3%
Electronic Equipment, Instruments & Components	1,276,924	4.2%
Energy Equipment & Services	1,167,695	3.8%
Entertainment	74,793	0.2%
Equity Real Estate Investment Trusts	2,631,623	8.6%
Food & Staples Retailing	334,220	1.1%
Food Products	755,231	2.4%
Gas Utilities	390,973	1.2%
Health Care Equipment & Supplies	1,009,194	3.3%
Health Care Providers & Services	919,501	3.0%
Health Care Technology	230,574	0.8%
Hotels, Restaurants & Leisure	695,537	2.2%
Household Durables	633,611	2.1%
Household Products	182,613	0.6%
Insurance	1,105,243	3.6%
Interactive Media & Services	62,417	0.2%
Internet & Direct Marketing Retail	31,889	0.1%
IT Services	141,810	0.5%
Leisure Products	83,370	0.3%
Life Sciences Tools & Services	39,633	0.1%
Machinery	1,637,127	5.4%
Media	222,427	0.8%
Metals & Mining	934,551	3.0%
Mortgage Real Estate Investment Trusts	678,605	2.2%
Multiline Retail	62,176	0.2%
Multi-Utilities	235,032	0.8%
Oil, Gas & Consumable Fuels	879,902	2.9%
Paper & Forest Products	252,421	0.8%
Personal Products	134,829	0.4%
Pharmaceuticals	319,389	1.0%
Professional Services	277,253	0.9%
Real Estate Management & Development	259,519	0.8%
Road & Rail	101,099	0.3%
Semiconductors & Semiconductor Equipment	240,441	0.8%
Software	322,229	1.0%
Specialty Retail	1,199,224	3.8%
Technology Hardware, Storage & Peripherals	25,096	0.1%
Textiles, Apparel & Luxury Goods	326,731	1.1%
Thrifts & Mortgage Finance	779,635	2.5%
Tobacco	84,202	0.3%
Trading Companies & Distributors	551,765	1.8%
Water Utilities	174,769	0.6%
Wireless Telecommunication Services	179,216	0.6%
Other**	22,398	0.1%
Total	$30,692,013	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2022 :: ProFund VP Technology ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (84.6%)

	Shares	Value
ACI Worldwide, Inc.* (Software)	322	$10,140
Adobe, Inc.* (Software)	1,290	587,749
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	4,472	488,968
Akamai Technologies, Inc.* (IT Services)	444	53,009
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	151	4,288
Alphabet, Inc.* - Class A (Interactive Media & Services)	822	2,286,271
Alphabet, Inc.* - Class C (Interactive Media & Services)	760	2,122,672
Alteryx, Inc.* (Software)	163	11,659
Amdocs, Ltd. (IT Services)	341	28,034
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	275	5,973
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,437	237,364
Anaplan, Inc.* (Software)	404	26,280
Angi, Inc.* (Interactive Media & Services)	205	1,162
ANSYS, Inc.* (Software)	238	75,601
Appian Corp.* (Software)	108	6,569
Apple, Inc. (Technology Hardware, Storage & Peripherals)	42,410	7,405,210
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	2,428	320,010
AppLovin Corp.* - Class A (Software)	96	5,287
Arista Networks, Inc.* (Communications Equipment)	614	85,334
Asana, Inc.* - Class A (Software)	227	9,073
Aspen Technology, Inc.* (Software)	183	30,263
Autodesk, Inc.* (Software)	602	129,039
Avalara, Inc.* (Software)	237	23,584
Bentley Systems, Inc. - Class B (Software)	504	22,267
Bill.com Holdings, Inc.* (Software)	252	57,151
Black Knight, Inc.* (IT Services)	424	24,588
Blackbaud, Inc.* (Software)	122	7,304
Blackline, Inc.* (Software)	146	10,690
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	1,130	711,538
Bumble, Inc.* - Class A (Interactive Media & Services)	199	5,767
Cadence Design Systems, Inc.* (Software)	758	124,661
Cargurus, Inc.* (Interactive Media & Services)	239	10,148
CCC Intelligent Solutions Holdings, Inc.* (Software)	166	1,833
CDK Global, Inc. (Software)	319	15,529
CDW Corp. (Electronic Equipment, Instruments & Components)	371	66,368
Ceridian HCM Holding, Inc.* (Software)	374	25,567
Cerner Corp. (Health Care Technology)	804	75,222
Chewy, Inc.* - Class A (Internet & Direct Marketing Retail)	243	9,910
Ciena Corp.* (Communications Equipment)	424	25,707
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	156	13,227
Cisco Systems, Inc. (Communications Equipment)	11,535	643,192
Citrix Systems, Inc. (Software)	342	34,508
Clear Secure, Inc.* - Class A (Software)	37	995
Cloudflare, Inc.* - Class A (Software)	760	90,972
Cognizant Technology Solutions Corp. - Class A (IT Services)	1,436	128,766
Confluent, Inc.* - Class A (Software)	167	6,847
Consensus Cloud Solutions, Inc.* (Software)	45	2,706
Coupa Software, Inc.* (Software)	204	20,733
Crowdstrike Holdings, Inc.* - Class A (Software)	570	129,436
Datadog, Inc.* - Class A (Software)	704	106,635
Dell Technologies, Inc.* - Class C (Technology Hardware, Storage & Peripherals)	793	39,801
Digital Turbine, Inc.* (Software)	242	10,602
DocuSign, Inc.* (Software)	541	57,952
Dolby Laboratories, Inc. - Class A (Electronic Equipment, Instruments & Components)	180	14,080
DoorDash, Inc.* - Class A (Internet & Direct Marketing Retail)	443	51,915
Dropbox, Inc.* (Software)	773	17,972
Duck Creek Technologies, Inc.* (Software)	206	4,557
DXC Technology Co.* (IT Services)	669	21,829
Dynatrace, Inc.* (Software)	540	25,434
eBay, Inc. (Internet & Direct Marketing Retail)	1,712	98,029
Elastic NV* (Software)	199	17,701
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	366	73,851
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	371	48,697
EPAM Systems, Inc.* (IT Services)	155	45,975
Etsy, Inc.* (Internet & Direct Marketing Retail)	347	43,125
F5, Inc.* (Communications Equipment)	166	34,686
Fair Isaac Corp.* (Software)	72	33,585
Fastly, Inc.* - Class A (IT Services)	294	5,110
Five9, Inc.* (Software)	186	20,534
Fortinet, Inc.* (Software)	371	126,786
Garmin, Ltd. (Household Durables)	416	49,342
Gartner, Inc.* (IT Services)	225	66,929
Gitlab, Inc.* - Class A (Software)	31	1,688
GLOBALFOUNDRIES, Inc.* (Semiconductors & Semiconductor Equipment)	145	9,051
GoDaddy, Inc.* - Class A (IT Services)	457	38,251
Guidewire Software, Inc.* (Software)	228	21,573
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	3,538	59,120
HP, Inc. (Technology Hardware, Storage & Peripherals)	2,961	107,484
HubSpot, Inc.* (Software)	123	58,418
IAC/InterActive Corp.* (Interactive Media & Services)	229	22,964

:: ProFund VP Technology :: March 31, 2022

Common Stocks, continued

	Shares	Value
Informatica, Inc.* - Class A (Software)	85	$1,678
Intel Corp. (Semiconductors & Semiconductor Equipment)	11,137	551,950
International Business Machines Corp. (IT Services)	2,453	318,938
Intuit, Inc. (Software)	774	372,170
Juniper Networks, Inc. (Communications Equipment)	890	33,072
KLA Corp. (Semiconductors & Semiconductor Equipment)	412	150,817
Kyndryl Holdings, Inc.* (IT Services)	491	6,442
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	382	205,367
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	375	22,856
Liberty Global PLC* - Class A (Media)	485	12,372
Liberty Global PLC* - Class C (Diversified Telecommunication Services)	908	23,526
Lumen Technologies, Inc. (Diversified Telecommunication Services)	2,522	28,423
Lumentum Holdings, Inc.* (Communications Equipment)	197	19,227
Mandiant, Inc.* (Software)	657	14,658
Manhattan Associates, Inc.* (Software)	172	23,858
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,308	165,507
Match Group, Inc.* (Interactive Media & Services)	773	84,056
Matterport, Inc.* (Software)	505	4,101
Meta Platforms, Inc.* - Class A (Interactive Media & Services)	6,316	1,404,426
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,521	114,288
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	3,063	238,577
Microsoft Corp. (Software)	20,505	6,321,896
MicroStrategy, Inc.* (Software)	26	12,644
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	152	22,800
MongoDB, Inc.* (IT Services)	183	81,177
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	119	57,796
Motorola Solutions, Inc. (Communications Equipment)	462	111,896
nCino, Inc.* (Software)	156	6,393
NCR Corp.* (Technology Hardware, Storage & Peripherals)	361	14,509
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	608	50,464
New Relic, Inc.* (Software)	163	10,901
NortonLifelock, Inc. (Software)	1,592	42,220
Nutanix, Inc.* - Class A (Software)	588	15,770
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	6,838	1,865,818
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	727	134,553
Okta, Inc.* (IT Services)	406	61,290
Omnicell, Inc.* (Health Care Technology)	120	15,539
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,178	73,755
Oracle Corp. (Software)	4,309	356,484
Palantir Technologies, Inc.* - Class A (Software)	4,381	60,151
Palo Alto Networks, Inc.* (Software)	270	168,078
Paycom Software, Inc.* (Software)	131	45,376
Paylocity Holding Corp.* (Software)	108	22,223
Pegasystems, Inc. (Software)	112	9,033
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	161	14,921
Procore Technologies, Inc.* (Software)	26	1,507
PTC, Inc.* (Software)	288	31,023
Pure Storage, Inc.* - Class A (Technology Hardware, Storage & Peripherals)	746	26,341
Q2 Holdings, Inc.* (Software)	155	9,556
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	296	36,734
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	3,082	470,991
Qualtrics International, Inc.* - Class A (Software)	263	7,509
Rapid7, Inc.* (Software)	156	17,353
RingCentral, Inc.* - Class A (Software)	225	26,372
Salesforce, Inc.* (Software)	2,694	571,989
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	551	49,535
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	176	12,204
SentinelOne, Inc.* - Class A (Software)	368	14,256
ServiceNow, Inc.* (Software)	547	304,619
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	104	15,621
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	448	59,709
Smartsheet, Inc.* (Software)	347	19,009
Snap, Inc.* (Interactive Media & Services)	2,960	106,530
Snowflake, Inc.* - Class A (IT Services)	645	147,788
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	143	46,099
SolarWinds Corp. (IT Services)	123	1,637
Splunk, Inc.* (Software)	435	64,645
Squarespace, Inc.* - Class A (IT Services)	77	1,973
SS&C Technologies Holdings, Inc. (Software)	605	45,387
Synopsys, Inc.* (Software)	419	139,640
TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)	114	11,766
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	446	52,731
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,526	463,470
Thoughtworks Holding, Inc.* (IT Services)	101	2,102
Trade Desk, Inc. (The)* (Software)	1,193	82,615
Twilio, Inc.* (IT Services)	461	75,977
Twitter, Inc.* (Interactive Media & Services)	2,187	84,615
Tyler Technologies, Inc.* (Software)	112	49,828
Ubiquiti, Inc. (Communications Equipment)	17	4,950
UiPath, Inc.* - Class A (Software)	727	15,696
Unity Software, Inc.* (Software)	448	44,446
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	119	19,867
Varonis Systems, Inc.* (Software)	294	13,977

March 31, 2022 :: ProFund VP Technology ::

Common Stocks, continued

	Shares	Value
Veeva Systems, Inc.* - Class A (Health Care Technology)	380	$80,735
Verint Systems, Inc.* (Software)	179	9,254
VeriSign, Inc.* (IT Services)	265	58,952
Viavi Solutions, Inc.* (Communications Equipment)	630	10,130
Vimeo, Inc.* (Interactive Media & Services)	427	5,073
VMware, Inc. - Class A (Software)	552	62,856
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	856	42,500
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	338	38,485
Workday, Inc.* - Class A (Software)	528	126,435
Workiva, Inc.* (Software)	124	14,632
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	336	6,777
Zendesk, Inc.* (Software)	332	39,936
Ziff Davis, Inc.* (Interactive Media & Services)	131	12,678
Zoom Video Communications, Inc.* - Class A (Software)	596	69,869
Zscaler, Inc.* (Software)	219	52,840
TOTAL COMMON STOCKS
(Cost $3,754,621)		34,706,062

Repurchase Agreements(a) (1.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.16%-0.21%, dated 3/31/22, due 4/1/22, total to be received $594,003	$594,000	$594,000
TOTAL REPURCHASE AGREEMENTS (Cost $594,000)		594,000
TOTAL INVESTMENT SECURITIES (Cost $4,348,621) - 86.0%		35,300,062
Net other assets (liabilities) - 14.0%		5,729,112
NET ASSETS - 100.0%		$41,029,174

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Technology Index	Goldman Sachs International	4/25/22	0.93%	$6,302,625	$673

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

:: ProFund VP Technology :: March 31, 2022

ProFund VP Technology invested in the following industries as of March 31, 2022:

	Value	% of Net Assets
Communications Equipment	$968,194	2.4%
Diversified Telecommunication Services	51,949	0.1%
Electronic Equipment, Instruments & Components	92,214	0.2%
Health Care Technology	171,496	0.4%
Household Durables	49,342	0.1%
Interactive Media & Services	6,146,362	15.0%
Internet & Direct Marketing Retail	202,979	0.5%
IT Services	1,168,767	2.8%
Media	12,372	NM
Semiconductors & Semiconductor Equipment	6,747,883	16.4%
Software	11,292,763	27.6%
Technology Hardware, Storage & Peripherals	7,801,741	19.1%
Other**	6,323,112	15.4%
Total	$41,029,174	100.0%

NM	Not meaningful, amount is less than 0.05%.
**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2022 :: ProFund VP Telecommunications ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (96.7%)

	Shares	Value
ADTRAN, Inc. (Communications Equipment)	854	$15,756
Anterix, Inc.* (Diversified Telecommunication Services)	320	18,528
Arista Networks, Inc.* (Communications Equipment)	2,042	283,797
AT&T, Inc. (Diversified Telecommunication Services)	10,587	250,171
ATN International, Inc. (Diversified Telecommunication Services)	190	7,577
Ciena Corp.* (Communications Equipment)	2,695	163,398
Cisco Systems, Inc. (Communications Equipment)	22,019	1,227,778
CommScope Holding Co., Inc.* (Communications Equipment)	3,559	28,045
Comtech Telecommunications Corp. (Communications Equipment)	458	7,186
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	1,248	7,363
EchoStar Corp.* - Class A (Diversified Telecommunication Services)	674	16,405
Extreme Networks, Inc.* (Communications Equipment)	2,248	27,448
F5, Inc.* (Communications Equipment)	1,057	220,860
Frontier Communications Parent, Inc.* (Diversified Telecommunication Services)	3,615	100,027
Garmin, Ltd. (Household Durables)	2,224	263,789
Globalstar, Inc.* (Diversified Telecommunication Services)	11,544	16,970
Harmonic, Inc.* (Communications Equipment)	1,792	16,648
IDT Corp.* - Class B (Diversified Telecommunication Services)	303	10,329
Inseego Corp.* (Communications Equipment)	1,372	5,557
Iridium Communications, Inc.* (Diversified Telecommunication Services)	2,300	92,736
Juniper Networks, Inc. (Communications Equipment)	5,659	210,288
Liberty Global PLC* - Class A (Media)	3,078	78,519
Liberty Global PLC* - Class C (Diversified Telecommunication Services)	5,776	149,656
Liberty Latin America, Ltd.* - Class A (Media)	711	6,897
Liberty Latin America, Ltd.* - Class C (Media)	2,706	25,951
Lumen Technologies, Inc. (Diversified Telecommunication Services)	16,035	180,714
Lumentum Holdings, Inc.* (Communications Equipment)	1,256	122,586
Motorola Solutions, Inc. (Communications Equipment)	1,111	269,084
NETGEAR, Inc.* (Communications Equipment)	509	12,562
NetScout Systems, Inc.* (Communications Equipment)	1,285	41,223
Plantronics, Inc.* (Communications Equipment)	744	29,314
Radius Global Infrastructure, Inc.* - Class A (Diversified Telecommunication Services)	1,235	17,636
Ribbon Communications, Inc.* (Communications Equipment)	2,095	6,474
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	869	20,491
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	1,719	32,455
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	2,019	259,138
U.S. Cellular Corp.* (Wireless Telecommunication Services)	259	7,830
Ubiquiti, Inc. (Communications Equipment)	107	31,154
Verizon Communications, Inc. (Diversified Telecommunication Services)	23,197	1,181,656
ViaSat, Inc.* (Communications Equipment)	1,295	63,196
Viavi Solutions, Inc.* (Communications Equipment)	4,003	64,368
TOTAL COMMON STOCKS (Cost $3,861,513)		5,591,560

Repurchase Agreements(a) (1.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.16%-0.21%, dated 3/31/22, due 4/1/22, total to be received $98,001	$98,000	$98,000
TOTAL REPURCHASE AGREEMENTS (Cost $98,000)		98,000
TOTAL INVESTMENT SECURITIES (Cost $3,959,513) - 98.4%		5,689,560
Net other assets (liabilities) - 1.6%		94,182
NET ASSETS - 100.0%		$5,783,742

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

:: ProFund VP Telecommunications :: March 31, 2022

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Select Telecommunications Index	Goldman Sachs International	4/25/22	0.93%	$190,279	$1,487

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Telecommunications invested in the following industries as of March 31, 2022:

	Value	% of Net Assets
Communications Equipment	$2,846,722	49.2%
Diversified Telecommunication Services	2,049,768	35.5%
Household Durables	263,789	4.6%
Media	111,367	1.9%
Wireless Telecommunication Services	319,914	5.5%
Other**	192,182	3.3%
Total	$5,783,742	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2022 :: ProFund VP UltraBull ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (57.5%)

	Shares	Value
3M Co. (Industrial Conglomerates)	144	$21,439
A.O. Smith Corp. (Building Products)	33	2,108
Abbott Laboratories (Health Care Equipment & Supplies)	445	52,671
AbbVie, Inc. (Biotechnology)	445	72,140
ABIOMED, Inc.* (Health Care Equipment & Supplies)	11	3,644
Accenture PLC - Class A (IT Services)	159	53,620
Activision Blizzard, Inc. (Entertainment)	196	15,702
Adobe, Inc.* (Software)	119	54,219
Advance Auto Parts, Inc. (Specialty Retail)	16	3,311
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	412	45,048
Aflac, Inc. (Insurance)	151	9,723
Agilent Technologies, Inc. (Life Sciences Tools & Services)	76	10,057
Air Products & Chemicals, Inc. (Chemicals)	56	13,995
Akamai Technologies, Inc.* (IT Services)	41	4,895
Alaska Air Group, Inc.* (Airlines)	32	1,856
Albemarle Corp. (Chemicals)	29	6,413
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	37	7,446
Align Technology, Inc.* (Health Care Equipment & Supplies)	18	7,848
Allegion PLC (Building Products)	23	2,525
Alliant Energy Corp. (Electric Utilities)	63	3,936
Alphabet, Inc.* - Class A (Interactive Media & Services)	76	211,382
Alphabet, Inc.* - Class C (Interactive Media & Services)	70	195,508
Altria Group, Inc. (Tobacco)	459	23,983
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	110	358,596
Amcor PLC (Containers & Packaging)	381	4,317
Ameren Corp. (Multi-Utilities)	65	6,094
American Airlines Group, Inc.* (Airlines)	163	2,975
American Electric Power Co., Inc. (Electric Utilities)	127	12,671
American Express Co. (Consumer Finance)	155	28,985
American International Group, Inc. (Insurance)	209	13,119
American Tower Corp. (Equity Real Estate Investment Trusts)	115	28,890
American Water Works Co., Inc. (Water Utilities)	46	7,614
Ameriprise Financial, Inc. (Capital Markets)	28	8,410
AmerisourceBergen Corp. (Health Care Providers & Services)	38	5,879
AMETEK, Inc. (Electrical Equipment)	58	7,724
Amgen, Inc. (Biotechnology)	142	34,338
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	151	11,377
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	132	21,804
ANSYS, Inc.* (Software)	22	6,988
Anthem, Inc. (Health Care Providers & Services)	61	29,964
Aon PLC (Insurance)	54	17,584
APA Corp. (Oil, Gas & Consumable Fuels)	92	3,802
Apple, Inc. (Technology Hardware, Storage & Peripherals)	3,905	681,853
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	224	29,523
Aptiv PLC* (Auto Components)	68	8,140
Archer-Daniels-Midland Co. (Food Products)	141	12,727
Arista Networks, Inc.* (Communications Equipment)	57	7,922
Arthur J. Gallagher & Co. (Insurance)	53	9,254
Assurant, Inc. (Insurance)	14	2,546
AT&T, Inc. (Diversified Telecommunication Services)	1,799	42,510
Atmos Energy Corp. (Gas Utilities)	34	4,063
Autodesk, Inc.* (Software)	55	11,789
Automatic Data Processing, Inc. (IT Services)	106	24,119
AutoZone, Inc.* (Specialty Retail)	5	10,223
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	35	8,693
Avery Dennison Corp. (Containers & Packaging)	21	3,653
Baker Hughes Co. - Class A (Energy Equipment & Services)	228	8,301
Ball Corp. (Containers & Packaging)	82	7,379
Bank of America Corp. (Banks)	1,791	73,825
Bath & Body Works, Inc. (Specialty Retail)	65	3,107
Baxter International, Inc. (Health Care Equipment & Supplies)	126	9,770
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	72	19,152
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	461	162,692
Best Buy Co., Inc. (Specialty Retail)	55	5,000
Biogen, Inc.* (Biotechnology)	37	7,792
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	5	2,816
Bio-Techne Corp. (Life Sciences Tools & Services)	10	4,330
BlackRock, Inc. - Class A (Capital Markets)	36	27,510
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	10	23,485
BorgWarner, Inc. (Auto Components)	60	2,334
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	36	4,637
Boston Scientific Corp.* (Health Care Equipment & Supplies)	359	15,900
Bristol-Myers Squibb Co. (Pharmaceuticals)	549	40,093
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	104	65,487
Broadridge Financial Solutions, Inc. (IT Services)	29	4,516
Brown & Brown, Inc. (Insurance)	59	4,264

:: ProFund VP UltraBull :: March 31, 2022

Common Stocks, continued

	Shares	Value
Brown-Forman Corp. - Class B (Beverages)	46	$3,083
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	33	3,554
Cadence Design Systems, Inc.* (Software)	70	11,512
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	54	4,177
Campbell Soup Co. (Food Products)	51	2,273
Capital One Financial Corp. (Consumer Finance)	104	13,654
Cardinal Health, Inc. (Health Care Providers & Services)	70	3,969
CarMax, Inc.* (Specialty Retail)	41	3,956
Carnival Corp.* - Class A (Hotels, Restaurants & Leisure)	204	4,125
Carrier Global Corp. (Building Products)	216	9,908
Catalent, Inc.* (Pharmaceuticals)	45	4,991
Caterpillar, Inc. (Machinery)	136	30,303
Cboe Global Markets, Inc. (Capital Markets)	27	3,089
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	84	7,688
CDW Corp. (Electronic Equipment, Instruments & Components)	34	6,082
Celanese Corp. (Chemicals)	27	3,857
Centene Corp.* (Health Care Providers & Services)	147	12,376
CenterPoint Energy, Inc. (Multi-Utilities)	158	4,841
Ceridian HCM Holding, Inc.* (Software)	34	2,324
Cerner Corp. (Health Care Technology)	74	6,923
CF Industries Holdings, Inc. (Chemicals)	54	5,565
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	13	3,692
Charter Communications, Inc.* - Class A (Media)	30	16,365
Chevron Corp. (Oil, Gas & Consumable Fuels)	487	79,297
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	7	11,074
Chubb, Ltd. (Insurance)	108	23,100
Church & Dwight Co., Inc. (Household Products)	61	6,062
Cigna Corp. (Health Care Providers & Services)	81	19,408
Cincinnati Financial Corp. (Insurance)	38	5,166
Cintas Corp. (Commercial Services & Supplies)	22	9,359
Cisco Systems, Inc. (Communications Equipment)	1,063	59,273
Citigroup, Inc. (Banks)	500	26,700
Citizens Financial Group, Inc. (Banks)	107	4,850
Citrix Systems, Inc. (Software)	31	3,128
CME Group, Inc. (Capital Markets)	91	21,645
CMS Energy Corp. (Multi-Utilities)	73	5,106
Cognizant Technology Solutions Corp. - Class A (IT Services)	132	11,836
Colgate-Palmolive Co. (Household Products)	212	16,076
Comcast Corp. - Class A (Media)	1,139	53,327
Comerica, Inc. (Banks)	33	2,984
Conagra Brands, Inc. (Food Products)	121	4,062
ConocoPhillips (Oil, Gas & Consumable Fuels)	328	32,800
Consolidated Edison, Inc. (Multi-Utilities)	89	8,427
Constellation Brands, Inc. - Class A (Beverages)	41	9,443
Constellation Energy Corp. (Electric Utilities)	82	4,613
Copart, Inc.* (Commercial Services & Supplies)	54	6,775
Corning, Inc. (Electronic Equipment, Instruments & Components)	188	6,939
Corteva, Inc. (Chemicals)	183	10,519
Costco Wholesale Corp. (Food & Staples Retailing)	112	64,494
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	205	5,529
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	109	20,121
CSX Corp. (Road & Rail)	559	20,935
Cummins, Inc. (Machinery)	36	7,384
CVS Health Corp. (Health Care Providers & Services)	331	33,501
D.R. Horton, Inc. (Household Durables)	81	6,035
Danaher Corp. (Health Care Equipment & Supplies)	160	46,933
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	32	4,254
DaVita, Inc.* (Health Care Providers & Services)	16	1,810
Deere & Co. (Machinery)	71	29,498
Delta Air Lines, Inc.* (Airlines)	161	6,371
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	55	2,707
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	159	9,402
DexCom, Inc.* (Health Care Equipment & Supplies)	24	12,278
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	43	5,894
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	72	10,210
Discover Financial Services (Consumer Finance)	73	8,044
Discovery, Inc.* (Media)	43	1,072
Discovery, Inc.* - Class C (Media)	77	1,923
DISH Network Corp.* - Class A (Media)	63	1,994
Dollar General Corp. (Multiline Retail)	58	12,913
Dollar Tree, Inc.* (Multiline Retail)	57	9,129
Dominion Energy, Inc. (Multi-Utilities)	204	17,334
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	9	3,663
Dover Corp. (Machinery)	36	5,648
Dow, Inc. (Chemicals)	185	11,788
DTE Energy Co. (Multi-Utilities)	49	6,478
Duke Energy Corp. (Electric Utilities)	194	21,661
Duke Realty Corp. (Equity Real Estate Investment Trusts)	96	5,574
DuPont de Nemours, Inc. (Chemicals)	129	9,492
DXC Technology Co.* (IT Services)	62	2,023
Eastman Chemical Co. (Chemicals)	32	3,586
Eaton Corp. PLC (Electrical Equipment)	100	15,176
eBay, Inc. (Internet & Direct Marketing Retail)	158	9,047

March 31, 2022 :: ProFund VP UltraBull ::

Common Stocks, continued

	Shares		Value
Ecolab, Inc. (Chemicals)	63		$11,123
Edison International (Electric Utilities)	96		6,730
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	157		18,482
Electronic Arts, Inc. (Entertainment)	71		8,982
Eli Lilly & Co. (Pharmaceuticals)	200		57,274
Emerson Electric Co. (Electrical Equipment)	150		14,708
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	34		6,861
Entergy Corp. (Electric Utilities)	51		5,954
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	147		17,527
EPAM Systems, Inc.* (IT Services)	14		4,153
Equifax, Inc. (Professional Services)	31		7,350
Equinix, Inc. (Equity Real Estate Investment Trusts)	23		17,057
Equity Residential (Equity Real Estate Investment Trusts)	86		7,733
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	16		5,528
Etsy, Inc.* (Internet & Direct Marketing Retail)	32		3,977
Everest Re Group, Ltd. (Insurance)	10		3,014
Evergy, Inc. (Electric Utilities)	58		3,964
Eversource Energy (Electric Utilities)	87		7,673
Exelon Corp. (Electric Utilities)	247		11,765
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	38		7,435
Expeditors International of Washington, Inc. (Air Freight & Logistics)	43		4,436
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	34		6,990
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	1,067		88,123
F5, Inc.* (Communications Equipment)	15		3,134
FactSet Research Systems, Inc. (Capital Markets)	10		4,342
Fastenal Co. (Trading Companies & Distributors)	145		8,612
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	18		2,197
FedEx Corp. (Air Freight & Logistics)	61		14,115
Fidelity National Information Services, Inc. (IT Services)	153		15,364
Fifth Third Bancorp (Banks)	172		7,403
First Horizon Corp. (Banks)	—	(a)	7
First Republic Bank (Banks)	45		7,295
FirstEnergy Corp. (Electric Utilities)	144		6,604
Fiserv, Inc.* (IT Services)	150		15,210
FleetCor Technologies, Inc.* (IT Services)	20		4,981
FMC Corp. (Chemicals)	32		4,210
Ford Motor Co. (Automobiles)	991		16,758
Fortinet, Inc.* (Software)	34		11,619
Fortive Corp. (Machinery)	90		5,484
Fortune Brands Home & Security, Inc. (Building Products)	34		2,526
Fox Corp. - Class A (Media)	80		3,156
Fox Corp. - Class B (Media)	37		1,342
Franklin Resources, Inc. (Capital Markets)	71		1,982
Freeport-McMoRan, Inc. (Metals & Mining)	370		18,404
Garmin, Ltd. (Household Durables)	38		4,507
Gartner, Inc.* (IT Services)	21		6,247
Generac Holdings, Inc.* (Electrical Equipment)	16		4,756
General Dynamics Corp. (Aerospace & Defense)	58		13,988
General Electric Co. (Industrial Conglomerates)	277		25,346
General Mills, Inc. (Food Products)	152		10,293
General Motors Co.* (Automobiles)	366		16,009
Genuine Parts Co. (Distributors)	36		4,536
Gilead Sciences, Inc. (Biotechnology)	316		18,786
Global Payments, Inc. (IT Services)	72		9,852
Globe Life, Inc. (Insurance)	23		2,314
Halliburton Co. (Energy Equipment & Services)	226		8,559
Hartford Financial Services Group, Inc. (Insurance)	84		6,032
Hasbro, Inc. (Leisure Products)	33		2,703
HCA Healthcare, Inc. (Health Care Providers & Services)	60		15,037
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	136		4,669
Henry Schein, Inc.* (Health Care Providers & Services)	35		3,052
Hess Corp. (Oil, Gas & Consumable Fuels)	69		7,386
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	326		5,447
Hilton Worldwide Holdings, Inc.* (Hotels, Restaurants & Leisure)	70		10,622
Hologic, Inc.* (Health Care Equipment & Supplies)	63		4,840
Honeywell International, Inc. (Industrial Conglomerates)	173		33,662
Hormel Foods Corp. (Food Products)	71		3,659
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	180		3,497
Howmet Aerospace, Inc. (Aerospace & Defense)	96		3,450
HP, Inc. (Technology Hardware, Storage & Peripherals)	273		9,910
Humana, Inc. (Health Care Providers & Services)	32		13,925
Huntington Bancshares, Inc. (Banks)	362		5,292
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	10		1,994
IDEX Corp. (Machinery)	19		3,643
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	21		11,488
Illinois Tool Works, Inc. (Machinery)	72		15,077
Illumina, Inc.* (Life Sciences Tools & Services)	39		13,627
Incyte Corp.* (Biotechnology)	47		3,733
Ingersoll Rand, Inc. (Machinery)	103		5,186
Intel Corp. (Semiconductors & Semiconductor Equipment)	1,026		50,849
Intercontinental Exchange, Inc. (Capital Markets)	142		18,761
International Business Machines Corp. (IT Services)	226		29,385
International Flavors & Fragrances, Inc. (Chemicals)	64		8,405

:: ProFund VP UltraBull :: March 31, 2022

Common Stocks, continued

	Shares	Value
International Paper Co. (Containers & Packaging)	98	$4,523
Intuit, Inc. (Software)	71	34,140
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	90	27,151
Invesco, Ltd. (Capital Markets)	86	1,983
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	9	988
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	48	11,098
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	73	4,045
J.B. Hunt Transport Services, Inc. (Road & Rail)	21	4,217
Jack Henry & Associates, Inc. (IT Services)	18	3,547
Jacobs Engineering Group, Inc. (Professional Services)	33	4,548
Johnson & Johnson (Pharmaceuticals)	663	117,504
Johnson Controls International PLC (Building Products)	177	11,606
JPMorgan Chase & Co. (Banks)	744	101,421
Juniper Networks, Inc. (Communications Equipment)	82	3,047
Kellogg Co. (Food Products)	64	4,127
KeyCorp (Banks)	234	5,237
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	46	7,267
Kimberly-Clark Corp. (Household Products)	85	10,469
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	155	3,829
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	491	9,285
KLA Corp. (Semiconductors & Semiconductor Equipment)	38	13,910
L3Harris Technologies, Inc. (Aerospace & Defense)	49	12,175
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	23	6,064
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	35	18,816
Lamb Weston Holding, Inc. (Food Products)	37	2,217
Las Vegas Sands Corp.* (Hotels, Restaurants & Leisure)	87	3,382
Leidos Holdings, Inc. (Professional Services)	35	3,781
Lennar Corp. - Class A (Household Durables)	66	5,357
Lincoln National Corp. (Insurance)	42	2,745
Linde PLC (Chemicals)	129	41,207
Live Nation Entertainment, Inc.* (Entertainment)	34	4,000
LKQ Corp. (Distributors)	68	3,088
Lockheed Martin Corp. (Aerospace & Defense)	61	26,925
Loews Corp. (Insurance)	49	3,176
Lowe's Cos., Inc. (Specialty Retail)	170	34,372
Lumen Technologies, Inc. (Diversified Telecommunication Services)	232	2,615
LyondellBasell Industries N.V. - Class A (Chemicals)	66	6,786
M&T Bank Corp. (Banks)	32	5,424
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	196	4,922
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	146	12,483
MarketAxess Holdings, Inc. (Capital Markets)	10	3,402
Marriott International, Inc.* - Class A (Hotels, Restaurants & Leisure)	69	12,172
Marsh & McLennan Cos., Inc. (Insurance)	127	21,643
Martin Marietta Materials, Inc. (Construction Materials)	16	6,158
Masco Corp. (Building Products)	60	3,060
Mastercard, Inc. - Class A (IT Services)	218	77,909
Match Group, Inc.* (Interactive Media & Services)	71	7,721
McCormick & Co., Inc. (Food Products)	63	6,287
McDonald's Corp. (Hotels, Restaurants & Leisure)	188	46,489
McKesson Corp. (Health Care Providers & Services)	38	11,633
Medtronic PLC (Health Care Equipment & Supplies)	339	37,612
Merck & Co., Inc. (Pharmaceuticals)	636	52,184
Meta Platforms, Inc.* - Class A (Interactive Media & Services)	582	129,414
MetLife, Inc. (Insurance)	177	12,440
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	6	8,239
MGM Resorts International (Hotels, Restaurants & Leisure)	95	3,984
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	140	10,520
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	282	21,965
Microsoft Corp. (Software)	1,888	582,090
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	29	6,074
Moderna, Inc.* (Biotechnology)	89	15,331
Mohawk Industries, Inc.* (Household Durables)	14	1,739
Molina Healthcare, Inc.* (Health Care Providers & Services)	15	5,004
Molson Coors Beverage Co. - Class B (Beverages)	47	2,509
Mondelez International, Inc. - Class A (Food Products)	350	21,974
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	11	5,342
Monster Beverage Corp.* (Beverages)	95	7,591
Moody's Corp. (Capital Markets)	41	13,834
Morgan Stanley (Capital Markets)	358	31,289
Motorola Solutions, Inc. (Communications Equipment)	43	10,415
MSCI, Inc. - Class A (Capital Markets)	20	10,058
Nasdaq, Inc. (Capital Markets)	29	5,168
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	56	4,648
Netflix, Inc.* (Entertainment)	112	41,954
Newell Brands, Inc. (Household Durables)	95	2,034
Newmont Corp. (Metals & Mining)	201	15,969
News Corp. - Class A (Media)	98	2,171
News Corp. - Class B (Media)	31	698

March 31, 2022 :: ProFund VP UltraBull ::

Common Stocks, continued

	Shares	Value
NextEra Energy, Inc. (Electric Utilities)	494	$41,846
Nielsen Holdings PLC (Professional Services)	90	2,452
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	322	43,328
NiSource, Inc. (Multi-Utilities)	99	3,148
Nordson Corp. (Machinery)	14	3,179
Norfolk Southern Corp. (Road & Rail)	60	17,113
Northern Trust Corp. (Capital Markets)	52	6,055
Northrop Grumman Corp. (Aerospace & Defense)	37	16,547
NortonLifelock, Inc. (Software)	147	3,898
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	105	2,297
NRG Energy, Inc. (Electric Utilities)	62	2,378
Nucor Corp. (Metals & Mining)	68	10,108
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	630	171,902
NVR, Inc.* (Household Durables)	1	4,467
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	67	12,400
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	223	12,653
Old Dominion Freight Line, Inc. (Road & Rail)	23	6,870
Omnicom Group, Inc. (Media)	53	4,499
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	112	7,911
Oracle Corp. (Software)	397	32,844
O'Reilly Automotive, Inc.* (Specialty Retail)	17	11,644
Organon & Co. (Pharmaceuticals)	64	2,236
Otis Worldwide Corp. (Machinery)	107	8,234
PACCAR, Inc. (Machinery)	87	7,662
Packaging Corp. of America (Containers & Packaging)	24	3,747
Paramount Global - Class B (Media)	153	5,785
Parker-Hannifin Corp. (Machinery)	32	9,080
Paychex, Inc. (IT Services)	81	11,054
Paycom Software, Inc.* (Software)	12	4,157
PayPal Holdings, Inc.* (IT Services)	293	33,885
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	42	1,782
Pentair PLC (Machinery)	42	2,277
People's United Financial, Inc. (Banks)	108	2,159
PepsiCo, Inc. (Beverages)	348	58,248
PerkinElmer, Inc. (Life Sciences Tools & Services)	32	5,583
Pfizer, Inc. (Pharmaceuticals)	1,414	73,203
Philip Morris International, Inc. (Tobacco)	390	36,636
Phillips 66 (Oil, Gas & Consumable Fuels)	118	10,194
Pinnacle West Capital Corp. (Electric Utilities)	28	2,187
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	57	14,252
Pool Corp. (Distributors)	10	4,229
PPG Industries, Inc. (Chemicals)	60	7,864
PPL Corp. (Electric Utilities)	189	5,398
Principal Financial Group, Inc. (Insurance)	61	4,478
Prologis, Inc. (Equity Real Estate Investment Trusts)	186	30,035
Prudential Financial, Inc. (Insurance)	95	11,226
PTC, Inc.* (Software)	27	2,908
Public Service Enterprise Group, Inc. (Multi-Utilities)	127	8,890
Public Storage (Equity Real Estate Investment Trusts)	38	14,831
PulteGroup, Inc. (Household Durables)	63	2,640
PVH Corp. (Textiles, Apparel & Luxury Goods)	18	1,379
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	27	3,351
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	284	43,401
Quanta Services, Inc. (Construction & Engineering)	36	4,738
Quest Diagnostics, Inc. (Health Care Providers & Services)	30	4,106
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	12	1,361
Raymond James Financial, Inc. (Capital Markets)	47	5,166
Raytheon Technologies Corp. (Aerospace & Defense)	376	37,251
Realty Income Corp. (Equity Real Estate Investment Trusts)	143	9,910
Regency Centers Corp. (Equity Real Estate Investment Trusts)	39	2,782
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	27	18,857
Regions Financial Corp. (Banks)	237	5,276
Republic Services, Inc. (Commercial Services & Supplies)	53	7,023
ResMed, Inc. (Health Care Equipment & Supplies)	37	8,973
Robert Half International, Inc. (Professional Services)	28	3,197
Rockwell Automation, Inc. (Electrical Equipment)	29	8,121
Rollins, Inc. (Commercial Services & Supplies)	57	1,998
Roper Technologies, Inc. (Industrial Conglomerates)	27	12,750
Ross Stores, Inc. (Specialty Retail)	89	8,051
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	57	4,775
S&P Global, Inc. (Capital Markets)	89	36,507
Salesforce, Inc.* (Software)	248	52,655
SBA Communications Corp. (Equity Real Estate Investment Trusts)	27	9,291
Schlumberger, Ltd. (Energy Equipment & Services)	354	14,624
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	51	4,585
Sealed Air Corp. (Containers & Packaging)	37	2,478
Sempra Energy (Multi-Utilities)	80	13,450
ServiceNow, Inc.* (Software)	50	27,845
Signature Bank (Banks)	16	4,696
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	83	10,919
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	41	5,464
Snap-on, Inc. (Machinery)	13	2,671

:: ProFund VP UltraBull :: March 31, 2022

Common Stocks, continued

	Shares	Value
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	13	$4,191
Southwest Airlines Co.* (Airlines)	149	6,824
Stanley Black & Decker, Inc. (Machinery)	41	5,731
Starbucks Corp. (Hotels, Restaurants & Leisure)	290	26,381
State Street Corp. (Capital Markets)	92	8,015
STERIS PLC (Health Care Equipment & Supplies)	25	6,044
Stryker Corp. (Health Care Equipment & Supplies)	85	22,725
SVB Financial Group* (Banks)	15	8,392
Synchrony Financial (Consumer Finance)	131	4,560
Synopsys, Inc.* (Software)	39	12,998
Sysco Corp. (Food & Staples Retailing)	128	10,451
T. Rowe Price Group, Inc. (Capital Markets)	58	8,769
Take-Two Interactive Software, Inc.* (Entertainment)	29	4,458
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	66	2,452
Target Corp. (Multiline Retail)	121	25,678
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	82	10,740
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	12	5,672
Teleflex, Inc. (Health Care Equipment & Supplies)	12	4,258
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	41	4,847
Tesla, Inc.* (Automobiles)	211	227,373
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	233	42,751
Textron, Inc. (Aerospace & Defense)	56	4,165
The AES Corp. (Independent Power and Renewable Electricity Producers)	168	4,323
The Allstate Corp. (Insurance)	71	9,834
The Bank of New York Mellon Corp. (Capital Markets)	186	9,231
The Boeing Co.* (Aerospace & Defense)	138	26,427
The Charles Schwab Corp. (Capital Markets)	379	31,953
The Clorox Co. (Household Products)	31	4,310
The Coca-Cola Co. (Beverages)	980	60,760
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	12	5,011
The Estee Lauder Co., Inc. (Personal Products)	59	16,067
The Goldman Sachs Group, Inc. (Capital Markets)	86	28,389
The Hershey Co. (Food Products)	37	8,015
The Home Depot, Inc. (Specialty Retail)	263	78,724
The Interpublic Group of Cos., Inc. (Media)	99	3,510
The JM Smucker Co. - Class A (Food Products)	27	3,656
The Kraft Heinz Co. (Food Products)	179	7,051
The Kroger Co. (Food & Staples Retailing)	169	9,696
The Mosaic Co. (Chemicals)	93	6,185
The PNC Financial Services Group, Inc. (Banks)	106	19,552
The Procter & Gamble Co. (Household Products)	604	92,291
The Progressive Corp. (Insurance)	147	16,757
The Sherwin-Williams Co. (Chemicals)	61	15,228
The Southern Co. (Electric Utilities)	267	19,359
The TJX Cos., Inc. (Specialty Retail)	300	18,174
The Travelers Cos., Inc. (Insurance)	61	11,147
The Walt Disney Co.* (Entertainment)	459	62,957
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	306	10,223
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	99	58,474
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	148	18,996
Tractor Supply Co. (Specialty Retail)	29	6,768
Trane Technologies PLC (Building Products)	59	9,009
TransDigm Group, Inc.* (Aerospace & Defense)	13	8,470
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	63	4,545
Truist Financial Corp. (Banks)	336	19,051
Twitter, Inc.* (Interactive Media & Services)	201	7,777
Tyler Technologies, Inc.* (Software)	10	4,449
Tyson Foods, Inc. - Class A (Food Products)	74	6,633
U.S. Bancorp (Banks)	340	18,071
UDR, Inc. (Equity Real Estate Investment Trusts)	75	4,303
Ulta Beauty, Inc.* (Specialty Retail)	14	5,575
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	48	817
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	54	840
Union Pacific Corp. (Road & Rail)	160	43,713
United Airlines Holdings , Inc.* (Airlines)	82	3,802
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	184	39,461
United Rentals, Inc.* (Trading Companies & Distributors)	18	6,394
UnitedHealth Group, Inc. (Health Care Providers & Services)	237	120,863
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	18	2,609
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	103	10,459
Ventas, Inc. (Equity Real Estate Investment Trusts)	101	6,238
VeriSign, Inc.* (IT Services)	24	5,339
Verisk Analytics, Inc. (Professional Services)	41	8,799
Verizon Communications, Inc. (Diversified Telecommunication Services)	1,057	53,844
Vertex Pharmaceuticals, Inc.* (Biotechnology)	64	16,702
VF Corp. (Textiles, Apparel & Luxury Goods)	81	4,606
Viatris, Inc. (Pharmaceuticals)	305	3,318
Visa, Inc. - Class A (IT Services)	418	92,700
Vornado Realty Trust (Equity Real Estate Investment Trusts)	40	1,813
Vulcan Materials Co. (Construction Materials)	33	6,062

March 31, 2022 :: ProFund VP UltraBull ::

Common Stocks, continued

	Shares	Value
W.R. Berkley Corp. (Insurance)	53	$3,496
W.W. Grainger, Inc. (Trading Companies & Distributors)	11	5,674
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	181	8,103
Walmart, Inc. (Food & Staples Retailing)	356	53,016
Waste Management, Inc. (Commercial Services & Supplies)	97	15,374
Waters Corp.* (Life Sciences Tools & Services)	15	4,656
WEC Energy Group, Inc. (Multi-Utilities)	79	7,885
Wells Fargo & Co. (Banks)	979	47,442
Welltower, Inc. (Equity Real Estate Investment Trusts)	110	10,575
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	19	7,803
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	79	3,922
Westinghouse Air Brake Technologies Corp. (Machinery)	47	4,520
WestRock Co. (Containers & Packaging)	66	3,104
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	188	7,125
Whirlpool Corp. (Household Durables)	15	2,592
Willis Towers Watson PLC (Insurance)	31	7,323
Wynn Resorts, Ltd.* (Hotels, Restaurants & Leisure)	27	2,153
Xcel Energy, Inc. (Electric Utilities)	136	9,815
Xylem, Inc. (Machinery)	45	3,837
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	73	8,653
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	13	5,378
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	53	6,779
Zions Bancorp (Banks)	38	2,491
Zoetis, Inc. (Pharmaceuticals)	119	22,442
TOTAL COMMON STOCKS (Cost $1,961,683)		9,643,504

Repurchase Agreements(b)(c) (41.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.16%-0.21%, dated 3/31/22, due 4/1/22, total to be received $6,877,038	$6,877,000	$6,877,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,877,000)		6,877,000
TOTAL INVESTMENT SECURITIES (Cost $8,838,683) - 98.6%		16,520,504
Net other assets (liabilities) - 1.4%		229,785
NET ASSETS - 100.0%		$16,750,289

*	Non-income producing security.
(a)	Number of shares is less than 0.50
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2022, the aggregate amount held in a segregated account was $2,869,000.
(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

:: ProFund VP UltraBull :: March 31, 2022

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	4/27/22	0.93%	$9,663,364	$(106,516)
SPDR S&P 500 ETF	Goldman Sachs International	4/27/22	0.84%	4,526,667	(53,430)
				$14,190,031	$(159,946)

S&P 500	UBS AG	4/27/22	0.83%	$6,772,963	$(66,741)
SPDR S&P 500 ETF	UBS AG	4/27/22	0.43%	2,846,085	(21,661)
				$9,619,048	$(88,402)
				$23,809,079	$(248,348)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2022 :: ProFund VP UltraBull ::

ProFund VP UltraBull invested in the following industries as of March 31, 2022:

	Value	% of Net Assets
Aerospace & Defense	$151,392	0.9%
Air Freight & Logistics	61,566	0.4%
Airlines	21,828	0.1%
Auto Components	10,474	0.1%
Automobiles	260,140	1.6%
Banks	367,568	2.2%
Beverages	141,634	0.8%
Biotechnology	187,679	1.1%
Building Products	40,742	0.2%
Capital Markets	285,558	1.7%
Chemicals	166,223	0.9%
Commercial Services & Supplies	40,529	0.2%
Communications Equipment	83,791	0.5%
Construction & Engineering	4,738	NM
Construction Materials	12,220	0.1%
Consumer Finance	55,243	0.3%
Containers & Packaging	29,201	0.2%
Distributors	11,853	0.1%
Diversified Financial Services	162,692	1.0%
Diversified Telecommunication Services	98,969	0.6%
Electric Utilities	166,554	1.1%
Electrical Equipment	50,485	0.3%
Electronic Equipment, Instruments & Components	58,988	0.4%
Energy Equipment & Services	31,484	0.2%
Entertainment	138,053	0.8%
Equity Real Estate Investment Trusts	255,012	1.6%
Food & Staples Retailing	145,760	0.8%
Food Products	92,974	0.6%
Gas Utilities	4,063	NM
Health Care Equipment & Supplies	332,069	2.0%
Health Care Providers & Services	289,200	1.7%
Health Care Technology	6,923	NM
Hotels, Restaurants & Leisure	180,903	1.1%
Household Durables	29,371	0.2%
Household Products	129,208	0.8%
Independent Power and Renewable Electricity Producers	4,323	NM
Industrial Conglomerates	93,197	0.6%
Insurance	200,381	1.2%
Interactive Media & Services	551,802	3.3%
Internet & Direct Marketing Retail	371,620	2.1%
IT Services	410,635	2.5%
Leisure Products	2,703	NM
Life Sciences Tools & Services	122,572	0.7%
Machinery	149,414	0.9%
Media	95,842	0.6%
Metals & Mining	44,481	0.3%
Multiline Retail	47,720	0.3%
Multi-Utilities	81,653	0.5%
Oil, Gas & Consumable Fuels	342,142	2.0%
Personal Products	16,067	0.1%
Pharmaceuticals	373,245	2.3%
Professional Services	30,127	0.2%
Real Estate Management & Development	7,688	NM
Road & Rail	92,848	0.6%
Semiconductors & Semiconductor Equipment	578,432	3.5%
Software	859,563	5.0%
Specialty Retail	188,905	1.1%
Technology Hardware, Storage & Peripherals	710,365	4.2%
Textiles, Apparel & Luxury Goods	54,783	0.3%
Tobacco	60,619	0.4%
Trading Companies & Distributors	20,680	0.1%
Water Utilities	7,614	NM
Wireless Telecommunication Services	18,996	0.1%
Other**	7,106,785	42.5%
Total	$16,750,289	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

March 31, 2022 :: ProFund VP UltraMid-Cap ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (65.3%)

	Shares	Value
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	371	$24,312
ACI Worldwide, Inc.* (Software)	485	15,273
Acuity Brands, Inc. (Electrical Equipment)	144	27,259
Adient PLC* (Auto Components)	391	15,941
AECOM (Construction & Engineering)	583	44,780
Affiliated Managers Group, Inc. (Capital Markets)	168	23,680
AGCO Corp. (Machinery)	253	36,946
Alcoa Corp. (Metals & Mining)	759	68,332
Alleghany Corp.* (Insurance)	57	48,280
ALLETE, Inc. (Electric Utilities)	217	14,535
Alliance Data Systems Corp. (IT Services)	205	11,511
Amedisys, Inc.* (Health Care Providers & Services)	134	23,087
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	574	32,127
American Eagle Outfitters, Inc. (Specialty Retail)	634	10,651
American Financial Group, Inc. (Insurance)	273	39,755
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	414	8,992
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	1,339	14,555
Apartment Income REIT Corp. (Equity Real Estate Investment Trusts)	648	34,642
AptarGroup, Inc. (Containers & Packaging)	272	31,960
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	281	33,335
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	435	20,006
ASGN, Inc.* (Professional Services)	215	25,093
Ashland Global Holdings, Inc. (Chemicals)	218	21,453
Aspen Technology, Inc.* (Software)	275	45,477
Associated Banc-Corp. (Banks)	617	14,043
AutoNation, Inc.* (Specialty Retail)	165	16,431
Avient Corp. (Chemicals)	377	18,096
Avis Budget Group, Inc.* (Road & Rail)	165	43,445
Avnet, Inc. (Electronic Equipment, Instruments & Components)	408	16,561
Axon Enterprise, Inc.* (Aerospace & Defense)	282	38,840
Azenta, Inc. (Semiconductors & Semiconductor Equipment)	309	25,610
Bank of Hawaii Corp. (Banks)	166	13,931
Bank OZK (Banks)	499	21,307
Belden, Inc. (Electronic Equipment, Instruments & Components)	185	10,249
BellRing Brands, Inc.* (Personal Products)	461	10,651
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	561	37,929
Black Hills Corp. (Multi-Utilities)	263	20,256
Blackbaud, Inc.* (Software)	184	11,016
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	338	22,234
Brighthouse Financial, Inc.* (Insurance)	321	16,583
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	1,229	31,720
Bruker Corp. (Life Sciences Tools & Services)	419	26,942
Brunswick Corp. (Leisure Products)	318	25,723
Builders FirstSource, Inc.* (Building Products)	790	50,986
Cable One, Inc. (Media)	20	29,285
Cabot Corp. (Chemicals)	234	16,008
CACI International, Inc.* - Class A (Professional Services)	96	28,921
Cadence Bank (Banks)	777	22,735
Calix, Inc.* (Communications Equipment)	226	9,698
Callaway Golf Co.* (Leisure Products)	483	11,312
Camden Property Trust (Equity Real Estate Investment Trusts)	422	70,135
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	609	31,296
Carlisle Cos., Inc. (Industrial Conglomerates)	216	53,119
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	174	16,006
Casey's General Stores, Inc. (Food & Staples Retailing)	153	30,320
Cathay General Bancorp (Banks)	312	13,962
CDK Global, Inc. (Software)	482	23,464
ChampionX Corp.* (Energy Equipment & Services)	833	20,392
Chart Industries, Inc.* (Machinery)	147	25,250
Chemed Corp. (Health Care Providers & Services)	64	32,419
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	135	19,138
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	142	31,492
Ciena Corp.* (Communications Equipment)	639	38,742
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	236	20,010
Clean Harbors, Inc.* (Commercial Services & Supplies)	207	23,109
Cleveland-Cliffs, Inc.* (Metals & Mining)	1,972	63,518
CMC Materials, Inc. (Semiconductors & Semiconductor Equipment)	118	21,877
CNO Financial Group, Inc. (Insurance)	497	12,470
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	835	17,301
Cognex Corp. (Electronic Equipment, Instruments & Components)	729	56,242
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	102	27,883
Colfax Corp.* (Machinery)	561	22,322
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	143	12,946
Commerce Bancshares, Inc. (Banks)	456	32,645
Commercial Metals Co. (Metals & Mining)	501	20,852
CommVault Systems, Inc.* (Software)	184	12,208
Concentrix Corp. (IT Services)	177	29,481
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	463	13,214
Coty, Inc.* - Class A (Personal Products)	1,418	12,748

:: ProFund VP UltraMid-Cap :: March 31, 2022

Common Stocks, continued

	Shares	Value
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	613	$24,698
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	97	11,517
Crane Co. (Machinery)	206	22,306
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	243	18,565
Cullen/Frost Bankers, Inc. (Banks)	235	32,526
Curtiss-Wright Corp. (Aerospace & Defense)	162	24,326
Dana, Inc. (Auto Components)	595	10,454
Darling Ingredients, Inc.* (Food Products)	667	53,614
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	112	30,662
Dick's Sporting Goods, Inc. (Specialty Retail)	259	25,905
Digital Turbine, Inc.* (Software)	364	15,947
Donaldson Co., Inc. (Machinery)	510	26,484
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	724	24,196
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	399	21,650
Dycom Industries, Inc.* (Construction & Engineering)	124	11,812
Eagle Materials, Inc. (Construction Materials)	163	20,923
East West Bancorp, Inc. (Banks)	585	46,227
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	168	34,151
EMCOR Group, Inc. (Construction & Engineering)	220	24,779
Encompass Health Corp. (Health Care Providers & Services)	411	29,226
Energizer Holdings, Inc. (Household Products)	270	8,305
EnerSys (Electrical Equipment)	170	12,677
Envestnet, Inc.* (Software)	225	16,749
Envista Holdings Corp.* (Health Care Equipment & Supplies)	666	32,442
EPR Properties (Equity Real Estate Investment Trusts)	309	16,905
EQT Corp. (Oil, Gas & Consumable Fuels)	1,241	42,703
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	1,677	14,154
Essent Group, Ltd. (Thrifts & Mortgage Finance)	456	18,792
Essential Utilities, Inc. (Water Utilities)	949	48,522
Euronet Worldwide, Inc.* (IT Services)	218	28,373
Evercore Partners, Inc. - Class A (Capital Markets)	161	17,923
Exelixis, Inc.* (Biotechnology)	1,305	29,584
F.N.B. Corp. (Banks)	1,402	17,455
Fair Isaac Corp.* (Software)	108	50,377
Federated Hermes, Inc. - Class B (Capital Markets)	399	13,590
First American Financial Corp. (Insurance)	453	29,363
First Financial Bankshares, Inc. (Banks)	529	23,339
First Horizon Corp. (Banks)	2,203	51,748
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	537	33,246
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	408	34,166
FirstCash Holdings, Inc. (Consumer Finance)	166	11,676
Five Below, Inc.* (Specialty Retail)	231	36,583
Flowers Foods, Inc. (Food Products)	820	21,082
Flowserve Corp. (Machinery)	537	19,278
Fluor Corp.* (Construction & Engineering)	583	16,726
Foot Locker, Inc. (Specialty Retail)	360	10,678
Fox Factory Holding Corp.* (Auto Components)	174	17,043
FTI Consulting, Inc.* (Professional Services)	141	22,168
Fulton Financial Corp. (Banks)	666	11,069
GameStop Corp.* - Class A (Specialty Retail)	255	42,478
GATX Corp. (Trading Companies & Distributors)	146	18,006
Genpact, Ltd. (IT Services)	703	30,587
Gentex Corp. (Auto Components)	976	28,470
Glacier Bancorp, Inc. (Banks)	447	22,475
Globus Medical, Inc.* (Health Care Equipment & Supplies)	326	24,052
Graco, Inc. (Machinery)	701	48,873
Graham Holdings Co. - Class B (Diversified Consumer Services)	16	9,784
Grand Canyon Education, Inc.* (Diversified Consumer Services)	163	15,829
Greif, Inc. - Class A (Containers & Packaging)	110	7,157
Grocery Outlet Holding Corp.* (Food & Staples Retailing)	360	11,801
GXO Logistics, Inc.* (Air Freight & Logistics)	407	29,035
H&R Block, Inc. (Diversified Consumer Services)	679	17,681
Haemonetics Corp.* (Health Care Equipment & Supplies)	211	13,339
Halozyme Therapeutics, Inc.* (Biotechnology)	581	23,170
Hancock Whitney Corp. (Banks)	358	18,670
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	1,440	21,442
Harley-Davidson, Inc. (Automobiles)	635	25,019
Hawaiian Electric Industries, Inc. (Electric Utilities)	451	19,082
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	609	16,735
HealthEquity, Inc.* (Health Care Providers & Services)	345	23,267
Helen of Troy, Ltd.* (Household Durables)	100	19,584
Hexcel Corp. (Aerospace & Defense)	346	20,577
HF Sinclair Corp.* (Oil, Gas & Consumable Fuels)	617	24,587
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	433	19,805
Home BancShares, Inc. (Banks)	621	14,035
Hubbell, Inc. (Electrical Equipment)	224	41,164
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	629	17,455
IAA, Inc.* (Commercial Services & Supplies)	556	21,267
ICU Medical, Inc.* (Health Care Equipment & Supplies)	82	18,256
IDACORP, Inc. (Electric Utilities)	208	23,995

March 31, 2022 :: ProFund VP UltraMid-Cap ::

Common Stocks, continued

	Shares	Value
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	439	$31,823
Ingevity Corp.* (Chemicals)	162	10,379
Ingredion, Inc. (Food Products)	274	23,880
Insperity, Inc. (Professional Services)	147	14,762
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	300	19,278
Interactive Brokers Group, Inc. (Capital Markets)	360	23,728
International Bancshares Corp. (Banks)	220	9,286
Iridium Communications, Inc.* (Diversified Telecommunication Services)	545	21,974
ITT, Inc. (Machinery)	353	26,549
Jabil, Inc. (Electronic Equipment, Instruments & Components)	592	36,544
Janus Henderson Group PLC (Capital Markets)	697	24,409
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	254	39,541
JBG Smith Properties (Equity Real Estate Investment Trusts)	471	13,763
Jefferies Financial Group, Inc. (Diversified Financial Services)	798	26,214
JetBlue Airways Corp.* (Airlines)	1,312	19,614
John Wiley & Sons, Inc. - Class A (Media)	180	9,545
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	208	49,808
KB Home (Household Durables)	354	11,463
KBR, Inc. (Professional Services)	579	31,688
Kemper Corp. (Insurance)	247	13,965
Kennametal, Inc. (Machinery)	343	9,813
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	433	33,090
Kinsale Capital Group, Inc. (Insurance)	88	20,066
Kirby Corp.* (Marine)	248	17,903
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	903	20,561
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	685	34,565
Kohl's Corp. (Multiline Retail)	574	34,704
Kyndryl Holdings, Inc.* (IT Services)	740	9,709
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	358	41,592
Lancaster Colony Corp. (Food Products)	82	12,230
Landstar System, Inc. (Road & Rail)	155	23,379
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	565	34,436
Lear Corp. (Auto Components)	246	35,078
Leggett & Platt, Inc. (Household Durables)	550	19,140
Lennox International, Inc. (Building Products)	139	35,843
LHC Group, Inc.* (Health Care Providers & Services)	131	22,087
Life Storage, Inc. (Equity Real Estate Investment Trusts)	338	47,465
Lincoln Electric Holdings, Inc. (Machinery)	244	33,626
Lithia Motors, Inc. (Specialty Retail)	125	37,515
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	102	25,440
LivaNova PLC* (Health Care Equipment & Supplies)	220	18,003
LiveRamp Holdings, Inc.* (IT Services)	281	10,507
Louisiana-Pacific Corp. (Paper & Forest Products)	363	22,550
Lumentum Holdings, Inc.* (Communications Equipment)	298	29,085
Macy's, Inc. (Multiline Retail)	1,234	30,060
Manhattan Associates, Inc.* (Software)	260	36,065
ManpowerGroup, Inc. (Professional Services)	224	21,038
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	176	27,755
Masimo Corp.* (Health Care Equipment & Supplies)	210	30,563
MasTec, Inc.* (Construction & Engineering)	243	21,165
Mattel, Inc.* (Leisure Products)	1,445	32,093
MAXIMUS, Inc. (IT Services)	255	19,112
MDU Resources Group, Inc. (Multi-Utilities)	839	22,360
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	2,462	52,046
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	118	19,304
Mercury General Corp. (Insurance)	110	6,050
Mercury Systems, Inc.* (Aerospace & Defense)	234	15,081
MGIC Investment Corp. (Thrifts & Mortgage Finance)	1,322	17,913
MillerKnoll, Inc. (Commercial Services & Supplies)	312	10,783
Mimecast, Ltd.* (Software)	257	20,447
Minerals Technologies, Inc. (Chemicals)	138	9,129
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	229	34,350
MSA Safety, Inc. (Commercial Services & Supplies)	150	19,905
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	194	16,531
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	599	24,194
Murphy USA, Inc. (Specialty Retail)	95	18,996
National Fuel Gas Co. (Gas Utilities)	377	25,900
National Instruments Corp. (Electronic Equipment, Instruments & Components)	544	22,081
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	725	32,582
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	338	21,213
Navient Corp. (Consumer Finance)	635	10,820
NCR Corp.* (Technology Hardware, Storage & Peripherals)	544	21,863
Neogen Corp.* (Health Care Equipment & Supplies)	444	13,693
Neurocrine Biosciences, Inc.* (Biotechnology)	391	36,656
New Jersey Resources Corp. (Gas Utilities)	396	18,161
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	1,918	20,560
NewMarket Corp. (Chemicals)	28	9,083
Nordstrom, Inc. (Multiline Retail)	460	12,471
NorthWestern Corp. (Multi-Utilities)	223	13,489
NOV, Inc. (Energy Equipment & Services)	1,620	31,768
Nu Skin Enterprises, Inc. - Class A (Personal Products)	206	9,863

:: ProFund VP UltraMid-Cap :: March 31, 2022

Common Stocks, continued

	Shares	Value
NuVasive, Inc.* (Health Care Equipment & Supplies)	213	$12,077
nVent Electric PLC (Electrical Equipment)	694	24,137
OGE Energy Corp. (Electric Utilities)	826	33,684
Old National Bancorp (Banks)	1,218	19,951
Old Republic International Corp. (Insurance)	1,178	30,475
Olin Corp. (Chemicals)	582	30,427
Ollie's Bargain Outlet Holdings, Inc.* (Multiline Retail)	242	10,396
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	986	30,724
ONE Gas, Inc. (Gas Utilities)	221	19,501
Option Care Health, Inc.* (Health Care Providers & Services)	571	16,308
Oshkosh Corp. (Machinery)	275	27,679
Owens Corning (Building Products)	414	37,881
PacWest Bancorp (Banks)	493	21,263
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	133	14,002
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	975	19,042
Patterson Cos., Inc. (Health Care Providers & Services)	358	11,588
Paylocity Holding Corp.* (Software)	164	33,746
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)	402	29,217
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	542	13,268
Penumbra, Inc.* (Health Care Equipment & Supplies)	145	32,209
Performance Food Group Co.* (Food & Staples Retailing)	639	32,531
Perrigo Co. PLC (Pharmaceuticals)	552	21,213
Physicians Realty Trust (Equity Real Estate Investment Trusts)	909	15,944
Pilgrim's Pride Corp.* (Food Products)	201	5,045
Pinnacle Financial Partners, Inc. (Banks)	314	28,913
PNM Resources, Inc. (Electric Utilities)	354	16,875
Polaris, Inc. (Leisure Products)	235	24,750
Post Holdings, Inc.* (Food Products)	235	16,276
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	285	15,028
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	244	22,614
Primerica, Inc. (Insurance)	163	22,302
PROG Holdings, Inc.* (Consumer Finance)	234	6,732
Progyny, Inc.* (Health Care Providers & Services)	287	14,752
Prosperity Bancshares, Inc. (Banks)	380	26,364
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	83	13,951
Qualys, Inc.* (Software)	138	19,653
Quidel Corp.* (Health Care Equipment & Supplies)	156	17,544
R1 RCM, Inc.* (Health Care Providers & Services)	551	14,745
Range Resources Corp.* (Oil, Gas & Consumable Fuels)	1,030	31,291
Rayonier, Inc. (Equity Real Estate Investment Trusts)	600	24,672
Regal Rexnord Corp. (Electrical Equipment)	279	41,510
Reinsurance Group of America, Inc. (Insurance)	277	30,320
Reliance Steel & Aluminum Co. (Metals & Mining)	259	47,488
RenaissanceRe Holdings, Ltd. (Insurance)	181	28,690
Repligen Corp.* (Biotechnology)	212	39,876
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	661	49,304
RH* (Specialty Retail)	72	23,478
RLI Corp. (Insurance)	164	18,143
Royal Gold, Inc. (Metals & Mining)	271	38,287
RPM International, Inc. (Chemicals)	535	43,571
Ryder System, Inc. (Road & Rail)	221	17,532
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	943	14,041
Sabre Corp.* (IT Services)	1,334	15,248
Saia, Inc.* (Road & Rail)	109	26,576
Sailpoint Technologies Holding, Inc.* (Software)	385	19,704
Sanderson Farms, Inc. (Food Products)	88	16,499
Science Applications International Corp. (Professional Services)	235	21,660
Scientific Games Corp.* (Hotels, Restaurants & Leisure)	398	23,383
SEI Investments Co. (Capital Markets)	434	26,131
Selective Insurance Group, Inc. (Insurance)	248	22,161
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	266	18,444
Sensient Technologies Corp. (Chemicals)	173	14,523
Service Corp. International (Diversified Consumer Services)	680	44,757
Silgan Holdings, Inc. (Containers & Packaging)	346	15,996
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	158	23,732
Simpson Manufacturing Co., Inc. (Building Products)	179	19,518
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	62	15,365
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	319	13,877
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	556	22,663
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	264	21,432
SLM Corp. (Consumer Finance)	1,150	21,115
Sonoco Products Co. (Containers & Packaging)	406	25,399
Southwest Gas Holdings, Inc. (Gas Utilities)	272	21,295
Spire, Inc. (Gas Utilities)	213	15,285
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	527	24,253
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	463	14,807
STAAR Surgical Co.* (Health Care Equipment & Supplies)	196	15,662
Steel Dynamics, Inc. (Metals & Mining)	778	64,908
Stericycle, Inc.* (Commercial Services & Supplies)	379	22,331
Stifel Financial Corp. (Capital Markets)	431	29,264

March 31, 2022 :: ProFund VP UltraMid-Cap ::

Common Stocks, continued

	Shares	Value
STORE Capital Corp. (Equity Real Estate Investment Trusts)	1,012	$29,581
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	342	7,346
Sunrun, Inc.* (Electrical Equipment)	853	25,906
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	163	32,519
Syneos Health, Inc.* (Life Sciences Tools & Services)	428	34,646
Synovus Financial Corp. (Banks)	598	29,302
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	262	30,468
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	945	71,320
Taylor Morrison Home Corp.* (Household Durables)	507	13,801
TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)	171	17,649
TEGNA, Inc. (Media)	913	20,451
Tempur Sealy International, Inc. (Household Durables)	794	22,168
Tenet Healthcare Corp.* (Health Care Providers & Services)	442	37,993
Teradata Corp.* (IT Services)	448	22,082
Terex Corp. (Machinery)	288	10,270
Tetra Tech, Inc. (Commercial Services & Supplies)	223	36,782
Texas Capital Bancshares, Inc.* (Banks)	209	11,978
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	287	24,031
The Boston Beer Co., Inc.* - Class A (Beverages)	39	15,150
The Brink's Co. (Commercial Services & Supplies)	203	13,804
The Chemours Co. (Chemicals)	661	20,808
The Gap, Inc. (Specialty Retail)	878	12,362
The Goodyear Tire & Rubber Co.* (Auto Components)	1,159	16,562
The Hain Celestial Group, Inc.* (Food Products)	377	12,969
The Hanover Insurance Group, Inc. (Insurance)	147	21,979
The Macerich Co. (Equity Real Estate Investment Trusts)	879	13,748
The Middleby Corp.* (Machinery)	229	37,542
The New York Times Co. - Class A (Media)	689	31,585
The Scotts Miracle-Gro Co. - Class A (Chemicals)	167	20,534
The Timken Co. (Machinery)	285	17,300
The Toro Co. (Machinery)	433	37,017
The Wendy's Co. (Hotels, Restaurants & Leisure)	728	15,994
The Western Union Co. (IT Services)	1,624	30,434
Thor Industries, Inc. (Automobiles)	229	18,022
Toll Brothers, Inc. (Household Durables)	463	21,770
TopBuild Corp.* (Household Durables)	136	24,669
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	356	20,627
Trex Co., Inc.* (Building Products)	475	31,032
Tri Pointe Homes, Inc.* (Household Durables)	459	9,217
Trinity Industries, Inc. (Machinery)	337	11,579
TripAdvisor, Inc.* (Interactive Media & Services)	409	11,092
UGI Corp. (Gas Utilities)	865	31,330
UMB Financial Corp. (Banks)	178	17,294
Umpqua Holdings Corp. (Banks)	894	16,861
United Bankshares, Inc. (Banks)	563	19,637
United States Steel Corp. (Metals & Mining)	1,077	40,646
United Therapeutics Corp.* (Biotechnology)	186	33,370
Univar Solutions, Inc.* (Trading Companies & Distributors)	705	22,659
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	179	29,884
Unum Group (Insurance)	843	26,563
Urban Outfitters, Inc.* (Specialty Retail)	271	6,805
Valley National Bancorp (Banks)	1,738	22,629
Valmont Industries, Inc. (Construction & Engineering)	88	20,997
Valvoline, Inc. (Chemicals)	741	23,386
ViaSat, Inc.* (Communications Equipment)	307	14,982
Vicor Corp.* (Electrical Equipment)	88	6,208
Victoria's Secret & Co.* (Specialty Retail)	300	15,408
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	547	10,721
Visteon Corp.* (Auto Components)	115	12,550
Vontier Corp. (Electronic Equipment, Instruments & Components)	697	17,697
Voya Financial, Inc. (Diversified Financial Services)	445	29,526
Washington Federal, Inc. (Thrifts & Mortgage Finance)	269	8,829
Watsco, Inc. (Trading Companies & Distributors)	136	41,431
Watts Water Technologies, Inc. - Class A (Machinery)	114	15,913
Webster Financial Corp. (Banks)	742	41,641
Werner Enterprises, Inc. (Road & Rail)	247	10,127
WEX, Inc.* (IT Services)	185	33,012
Williams-Sonoma, Inc. (Specialty Retail)	301	43,646
Wingstop, Inc. (Hotels, Restaurants & Leisure)	123	14,434
Wintrust Financial Corp. (Banks)	235	21,839
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	510	58,068
Woodward, Inc. (Machinery)	260	32,477
World Wrestling Entertainment, Inc. - Class A (Entertainment)	181	11,302
Worthington Industries, Inc. (Metals & Mining)	134	6,889
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	384	32,520
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	506	10,206
XPO Logistics, Inc.* (Air Freight & Logistics)	407	29,630
Yelp, Inc.* (Interactive Media & Services)	283	9,653
YETI Holdings, Inc.* (Leisure Products)	362	21,713
Ziff Davis, Inc.* (Interactive Media & Services)	199	19,259
TOTAL COMMON STOCKS (Cost $5,680,754)		9,575,988

:: ProFund VP UltraMid-Cap :: March 31, 2022

Repurchase Agreements(a)(b) (36.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.16%-0.21%, dated 3/31/22, due 4/1/22, total to be received $5,314,029	$5,314,000	$5,314,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,314,000)		5,314,000
TOTAL INVESTMENT SECURITIES (Cost $10,994,754) - 101.6%		14,889,988
Net other assets (liabilities) - (1.6)%		(241,585)
NET ASSETS - 100.0%		$14,648,403

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2022, the aggregate amount held in a segregated account was $2,222,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	4/27/22	0.83%	$12,178,576	$(118,187)
SPDR S&P MidCap 400 ETF	Goldman Sachs International	4/27/22	0.60%	2,007,022	(18,516)
				$14,185,598	$(136,703)

S&P MidCap 400	UBS AG	4/27/22	0.68%	$1,144,806	$(13,099)
SPDR S&P MidCap 400 ETF	UBS AG	4/27/22	0.63%	4,398,305	(40,588)
				$5,543,111	$(53,687)
				$19,728,709	$(190,390)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2022 :: ProFund VP UltraMid-Cap ::

ProFund VP UltraMid-Cap invested in the following industries as of March 31, 2022:

	Value	% of Net Assets
Aerospace & Defense	$98,824	0.7%
Air Freight & Logistics	58,665	0.4%
Airlines	19,614	0.1%
Auto Components	136,098	0.9%
Automobiles	43,041	0.3%
Banks	643,125	4.4%
Beverages	15,150	0.1%
Biotechnology	182,662	1.2%
Building Products	175,260	1.2%
Capital Markets	158,725	1.1%
Chemicals	237,397	1.6%
Commercial Services & Supplies	147,981	1.0%
Communications Equipment	92,507	0.6%
Construction & Engineering	140,259	1.0%
Construction Materials	20,923	0.1%
Consumer Finance	50,343	0.3%
Containers & Packaging	80,512	0.5%
Diversified Consumer Services	88,051	0.6%
Diversified Financial Services	55,740	0.4%
Diversified Telecommunication Services	21,974	0.2%
Electric Utilities	108,171	0.7%
Electrical Equipment	178,861	1.2%
Electronic Equipment, Instruments & Components	306,225	2.1%
Energy Equipment & Services	52,160	0.4%
Entertainment	11,302	0.1%
Equity Real Estate Investment Trusts	916,329	6.3%
Food & Staples Retailing	127,388	0.9%
Food Products	161,595	1.1%
Gas Utilities	131,472	1.0%
Health Care Equipment & Supplies	277,586	1.9%
Health Care Providers & Services	249,784	1.7%
Hotels, Restaurants & Leisure	271,004	1.9%
Household Durables	141,812	1.0%
Household Products	8,305	0.1%
Industrial Conglomerates	53,119	0.4%
Insurance	387,165	2.6%
Interactive Media & Services	40,004	0.3%
IT Services	240,056	1.6%
Leisure Products	115,591	0.8%
Life Sciences Tools & Services	80,892	0.6%
Machinery	461,224	3.0%
Marine	17,903	0.1%
Media	90,866	0.5%
Metals & Mining	350,920	2.5%
Multiline Retail	87,631	0.6%
Multi-Utilities	56,105	0.4%
Oil, Gas & Consumable Fuels	290,972	1.9%
Paper & Forest Products	22,550	0.2%
Personal Products	33,262	0.2%
Pharmaceuticals	60,754	0.4%
Professional Services	165,330	1.1%
Real Estate Management & Development	49,808	0.3%
Road & Rail	155,624	1.1%
Semiconductors & Semiconductor Equipment	387,413	2.7%
Software	320,126	2.2%
Specialty Retail	300,936	2.0%
Technology Hardware, Storage & Peripherals	32,069	0.2%
Textiles, Apparel & Luxury Goods	153,580	1.0%
Thrifts & Mortgage Finance	66,094	0.5%
Trading Companies & Distributors	98,627	0.7%
Water Utilities	48,522	0.3%
Other**	5,072,415	34.7%
Total	$14,648,403	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2022 :: ProFund VP UltraNasdaq-100 ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (65.2%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	6,293	$504,132
Adobe, Inc.* (Software)	3,815	1,738,190
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	13,142	1,436,946
Airbnb, Inc.* - Class A (Hotels, Restaurants & Leisure)	3,000	515,280
Align Technology, Inc.* (Health Care Equipment & Supplies)	636	277,296
Alphabet, Inc.* - Class A (Interactive Media & Services)	1,463	4,069,115
Alphabet, Inc.* - Class C (Interactive Media & Services)	1,536	4,290,033
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	2,477	8,074,895
American Electric Power Co., Inc. (Electric Utilities)	4,072	406,264
Amgen, Inc. (Biotechnology)	4,498	1,087,707
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	4,226	698,051
ANSYS, Inc.* (Software)	705	223,943
Apple, Inc. (Technology Hardware, Storage & Peripherals)	79,430	13,869,272
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	7,135	940,393
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	669	446,845
AstraZeneca PLCADR (Pharmaceuticals)	4,607	305,628
Atlassian Corp. PLC* - Class A (Software)	1,140	334,966
Autodesk, Inc.* (Software)	1,777	380,900
Automatic Data Processing, Inc. (IT Services)	3,392	771,816
Baidu, Inc.*ADR (Interactive Media & Services)	1,952	258,250
Biogen, Inc.* (Biotechnology)	1,187	249,982
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	330	774,989
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	3,308	2,082,981
Cadence Design Systems, Inc.* (Software)	2,242	368,719
Charter Communications, Inc.* - Class A (Media)	1,395	761,000
Cintas Corp. (Commercial Services & Supplies)	838	356,477
Cisco Systems, Inc. (Communications Equipment)	33,552	1,870,860
Cognizant Technology Solutions Corp. - Class A (IT Services)	4,238	380,021
Comcast Corp. - Class A (Media)	36,530	1,710,335
Constellation Energy Corp. (Electric Utilities)	2,636	148,275
Copart, Inc.* (Commercial Services & Supplies)	1,915	240,275
Costco Wholesale Corp. (Food & Staples Retailing)	3,581	2,062,119
Crowdstrike Holdings, Inc.* - Class A (Software)	1,681	381,721
CSX Corp. (Road & Rail)	17,712	663,315
Datadog, Inc.* - Class A (Software)	2,134	323,237
DexCom, Inc.* (Health Care Equipment & Supplies)	784	401,094
DocuSign, Inc.* (Software)	1,600	171,392
Dollar Tree, Inc.* (Multiline Retail)	1,818	291,153
eBay, Inc. (Internet & Direct Marketing Retail)	4,746	271,756
Electronic Arts, Inc. (Entertainment)	2,271	287,304
Exelon Corp. (Electric Utilities)	7,916	377,039
Fastenal Co. (Trading Companies & Distributors)	4,649	276,151
Fiserv, Inc.* (IT Services)	5,268	534,175
Fortinet, Inc.* (Software)	1,299	443,920
Gilead Sciences, Inc. (Biotechnology)	10,128	602,110
Honeywell International, Inc. (Industrial Conglomerates)	5,538	1,077,584
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	680	372,001
Illumina, Inc.* (Life Sciences Tools & Services)	1,268	443,039
Intel Corp. (Semiconductors & Semiconductor Equipment)	32,895	1,630,276
Intuit, Inc. (Software)	2,286	1,099,200
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	2,888	871,252
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	4,818	278,818
Keurig Dr Pepper, Inc. (Beverages)	11,451	433,993
KLA Corp. (Semiconductors & Semiconductor Equipment)	1,217	445,495
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,126	605,349
Lucid Group, Inc.* (Automobiles)	13,350	339,090
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	996	363,769
Marriott International, Inc.* - Class A (Hotels, Restaurants & Leisure)	2,635	463,101
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	6,817	488,847
Match Group, Inc.* (Interactive Media & Services)	2,304	250,537
Mercadolibre, Inc.* (Internet & Direct Marketing Retail)	408	485,308
Meta Platforms, Inc.* - Class A (Interactive Media & Services)	16,826	3,741,429
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	4,495	337,754
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	9,043	704,359
Microsoft Corp. (Software)	36,490	11,250,233
Moderna, Inc.* (Biotechnology)	3,254	560,534
Mondelez International, Inc. - Class A (Food Products)	11,211	703,827
Monster Beverage Corp.* (Beverages)	4,277	341,732
NetEase, Inc.ADR (Entertainment)	1,693	151,845
Netflix, Inc.* (Entertainment)	3,586	1,343,280
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	17,125	4,672,728

:: ProFund VP UltraNasdaq-100 :: March 31, 2022

Common Stocks, continued

	Shares	Value
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	2,121	$392,555
Okta, Inc.* (IT Services)	1,201	181,303
Old Dominion Freight Line, Inc. (Road & Rail)	927	276,876
O'Reilly Automotive, Inc.* (Specialty Retail)	538	368,508
PACCAR, Inc. (Machinery)	2,807	247,212
Palo Alto Networks, Inc.* (Software)	795	494,895
Paychex, Inc. (IT Services)	2,915	397,810
PayPal Holdings, Inc.* (IT Services)	9,407	1,087,920
PepsiCo, Inc. (Beverages)	11,171	1,869,802
Pinduoduo, Inc.*ADR (Internet & Direct Marketing Retail)	3,573	143,313
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	9,102	1,390,968
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	861	601,340
Ross Stores, Inc. (Specialty Retail)	2,854	258,173
Seagen, Inc.* (Biotechnology)	1,484	213,770
Sirius XM Holdings, Inc. (Media)	31,877	211,026
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,325	176,596
Splunk, Inc.* (Software)	1,283	190,667
Starbucks Corp. (Hotels, Restaurants & Leisure)	9,293	845,384
Synopsys, Inc.* (Software)	1,236	411,922
Tesla, Inc.* (Automobiles)	5,031	5,421,406
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	7,456	1,368,027
The Kraft Heinz Co. (Food Products)	9,878	389,094
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	10,089	1,294,923
VeriSign, Inc.* (IT Services)	890	197,989
Verisk Analytics, Inc. (Professional Services)	1,303	279,663
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,056	536,554
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	6,973	312,181
Workday, Inc.* - Class A (Software)	1,582	378,826
Xcel Energy, Inc. (Electric Utilities)	4,396	317,259
Zoom Video Communications, Inc.* - Class A (Software)	1,957	229,419
Zscaler, Inc.* (Software)	1,131	272,888
TOTAL COMMON STOCKS (Cost $34,531,072)		110,873,971

Repurchase Agreements(a)(b) (36.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.16%-0.21%, dated 3/31/22, due 4/1/22, total to be received $61,915,339	$61,915,000	$61,915,000
TOTAL REPURCHASE AGREEMENTS (Cost $61,915,000)		61,915,000
TOTAL INVESTMENT SECURITIES (Cost $96,446,072) - 101.6%		172,788,971
Net other assets (liabilities) - (1.6)%		(2,746,414)
NET ASSETS - 100.0%		$170,042,557

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2022, the aggregate amount held in a segregated account was $26,281,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
ADR	American Depositary Receipt
NYS	New York Shares

March 31, 2022 :: ProFund VP UltraNasdaq-100 ::

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	36	6/20/22	$10,705,500	$1,044,748

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Invesco QQQ Trust, Series 1 ETF	Goldman Sachs International	4/27/22	0.73%	$37,433,413	$(413,509)
Nasdaq-100 Index	Goldman Sachs International	4/27/22	0.93%	122,469,477	(1,486,144)
				$159,902,890	$(1,899,653)

Invesco QQQ Trust, Series 1 ETF	UBS AG	4/27/22	0.73%	$28,059,512	$(185,151)
Nasdaq-100 Index	UBS AG	4/27/22	1.13%	30,752,771	(361,727)
				$58,812,283	$(546,878)
				$218,715,173	$(2,446,531)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP UltraNasdaq-100 invested in the following industries as of March 31, 2022:

	Value	% of Net Assets
Automobiles	$5,760,496	3.4%
Beverages	2,645,527	1.6%
Biotechnology	3,851,997	2.2%
Commercial Services & Supplies	596,752	0.4%
Communications Equipment	1,870,860	1.1%
Electric Utilities	1,248,837	0.7%
Entertainment	2,286,561	1.3%
Food & Staples Retailing	2,374,300	1.4%
Food Products	1,092,921	0.6%
Health Care Equipment & Supplies	1,921,643	1.1%
Hotels, Restaurants & Leisure	2,598,754	1.5%
Industrial Conglomerates	1,077,584	0.5%
Interactive Media & Services	12,609,364	7.4%
Internet & Direct Marketing Retail	9,254,090	5.4%
IT Services	3,551,034	2.1%
Life Sciences Tools & Services	443,039	0.3%
Machinery	247,212	0.1%
Media	2,682,361	1.6%
Multiline Retail	291,153	0.2%
Pharmaceuticals	305,628	0.2%
Professional Services	279,663	0.2%
Road & Rail	940,191	0.6%
Semiconductors & Semiconductor Equipment	17,818,170	10.5%
Software	18,695,038	11.0%
Specialty Retail	626,681	0.4%
Technology Hardware, Storage & Peripherals	13,869,272	8.2%
Textiles, Apparel & Luxury Goods	363,769	0.2%
Trading Companies & Distributors	276,151	0.2%
Wireless Telecommunication Services	1,294,923	0.8%
Other**	59,168,586	34.8%
Total	$170,042,557	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2022 :: ProFund VP UltraShort Dow 30 ::

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a) (92.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.16%-0.21%, dated 3/31/22, due 4/1/22, total to be received $4,000	$4,000	$4,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,000)		4,000
TOTAL INVESTMENT SECURITIES (Cost $4,000) - 92.4%		4,000
Net other assets (liabilities) - 7.6%		327
NET ASSETS - 100.0%		$4,327

(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	4/27/22	(0.68)%	$(5,585)	$39
Dow Jones Industrial Average	UBS AG	4/27/22	(0.53)%	(3,097)	25
				$(8,682)	$64

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2022 :: ProFund VP UltraShort Nasdaq-100 ::

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (144.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.16%-0.21%, dated 3/31/22, due 4/1/22, total to be received $753,004	$753,000	$753,000
TOTAL REPURCHASE AGREEMENTS (Cost $753,000)		753,000
TOTAL INVESTMENT SECURITIES (Cost $753,000) - 144.8%		753,000
Net other assets (liabilities) - (44.8)%		(233,132)
NET ASSETS - 100.0%		$519,868

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2022, the aggregate amount held in a segregated account was $238,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	4/27/22	(0.68)%	$(646,532)	$8,710
Nasdaq-100 Index	UBS AG	4/27/22	(0.48)%	(396,883)	8,129
				$(1,043,415)	$16,839

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2022 :: ProFund VP UltraSmall-Cap ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (63.2%)

	Shares	Value
1-800-Flowers.com, Inc.* - Class A (Internet & Direct Marketing Retail)	134	$1,710
1Life Healthcare, Inc.* (Health Care Providers & Services)	579	6,415
1st Source Corp. (Banks)	84	3,885
1stdibs.com, Inc.* (Internet & Direct Marketing Retail)	102	815
22nd Century Group, Inc.* (Tobacco)	810	1,879
2seventy bio, Inc.* (Biotechnology)	118	2,013
2U, Inc.* (Diversified Consumer Services)	366	4,860
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	625	10,426
4D Molecular Therapeutics, Inc.* (Biotechnology)	140	2,117
89bio, Inc.* (Biotechnology)	50	189
8x8, Inc.* (Software)	568	7,151
9 Meters Biopharma, Inc.* (Pharmaceuticals)	1,139	683
908 Devices, Inc.* (Electronic Equipment, Instruments & Components)	105	1,996
A10 Networks, Inc. (Software)	302	4,213
AAON, Inc. (Building Products)	211	11,759
AAR Corp.* (Aerospace & Defense)	171	8,282
Aaron's Co., Inc. (The) (Specialty Retail)	157	3,153
Abercrombie & Fitch Co.* (Specialty Retail)	282	9,021
ABM Industries, Inc. (Commercial Services & Supplies)	339	15,608
Absci Corp.* (Life Sciences Tools & Services)	280	2,360
Acacia Research Corp.* (Professional Services)	247	1,114
Academy Sports & Outdoors, Inc. (Leisure Products)	395	15,564
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	602	14,580
Acadia Realty Trust (Equity Real Estate Investment Trusts)	437	9,470
Accel Entertainment, Inc.* (Hotels, Restaurants & Leisure)	283	3,447
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)	166	239
ACCO Brands Corp. (Commercial Services & Supplies)	469	3,752
Accolade, Inc.* (Health Care Technology)	257	4,513
Accuray, Inc.* (Health Care Equipment & Supplies)	463	1,533
ACI Worldwide, Inc.* (Software)	594	18,705
Aclaris Therapeutics, Inc.* (Pharmaceuticals)	257	4,431
Acumen Pharmaceuticals, Inc.* (Biotechnology)	142	555
Acushnet Holdings Corp. (Leisure Products)	172	6,925
Acutus Medical, Inc.* (Health Care Equipment & Supplies)	96	133
Adagio Therapeutics, Inc.* (Biotechnology)	296	1,350
AdaptHealth Corp.* (Health Care Providers & Services)	361	5,787
Addus HomeCare Corp.* (Health Care Providers & Services)	77	7,183
Adicet Bio, Inc.* (Pharmaceuticals)	129	2,576
Adient PLC* (Auto Components)	477	19,447
Adtalem Global Education, Inc.* (Diversified Consumer Services)	249	7,398
ADTRAN, Inc. (Communications Equipment)	246	4,539
Advanced Energy Industries, Inc. (Semiconductors & Semiconductor Equipment)	190	16,355
AdvanSix, Inc. (Chemicals)	137	6,999
Advantage Solutions, Inc.* (Media)	384	2,450
Advent Technologies Holdings, Inc.* (Electrical Equipment)	161	374
Adverum Biotechnologies, Inc.* (Biotechnology)	437	572
Aeglea BioTherapeutics, Inc.* (Biotechnology)	203	467
Aemetis, Inc.* (Oil, Gas & Consumable Fuels)	136	1,723
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	213	1,938
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	377	14,834
Aerovate Therapeutics, Inc.* (Biotechnology)	66	1,210
AeroVironment, Inc.* (Aerospace & Defense)	113	10,638
AerSale Corp.* (Aerospace & Defense)	80	1,258
Aeva Technologies, Inc.* (Electronic Equipment, Instruments & Components)	532	2,304
AFC Gamma, Inc. (Mortgage Real Estate Investment Trusts)	75	1,434
Affimed N.V.* (Biotechnology)	584	2,552
AgEagle Aerial Systems, Inc.* (Machinery)	351	418
Agenus, Inc.* (Biotechnology)	1,103	2,713
Agiliti, Inc.* (Health Care Providers & Services)	118	2,490
Agilysys, Inc.* (Software)	107	4,267
Agios Pharmaceuticals, Inc.* (Biotechnology)	273	7,947
Agree Realty Corp. (Equity Real Estate Investment Trusts)	354	23,491
Air Transport Services Group, Inc.* (Air Freight & Logistics)	297	9,935
AirSculpt Technologies, Inc.* (Health Care Providers & Services)	33	451
aka Brands Holding Corp.* (Internet & Direct Marketing Retail)	48	212
Akebia Therapeutics, Inc.* (Biotechnology)	877	630
Akero Therapeutics, Inc.* (Biotechnology)	129	1,831
Akouos, Inc.* (Biotechnology)	121	575
Akoustis Technologies, Inc.* (Electronic Equipment, Instruments & Components)	258	1,677
Akoya Biosciences, Inc.* (Life Sciences Tools & Services)	68	747
Alamo Group, Inc. (Machinery)	50	7,190
Alarm.com Holdings, Inc.* (Software)	238	15,817

:: ProFund VP UltraSmall-Cap :: March 31, 2022

Common Stocks, continued

	Shares	Value
Alaunos Therapeutics, Inc.* (Biotechnology)	1,054	$688
Albany International Corp. - Class A (Machinery)	155	13,070
Albireo Pharma, Inc.* (Biotechnology)	85	2,536
Aldeyra Therapeutics, Inc.* (Biotechnology)	244	1,085
Alector, Inc.* (Biotechnology)	294	4,190
Alerus Financial Corp. (Diversified Financial Services)	76	2,101
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	366	8,488
Alexander's, Inc. (Equity Real Estate Investment Trusts)	11	2,819
Alignment Healthcare, Inc.* (Health Care Providers & Services)	399	4,481
Aligos Therapeutics, Inc.* (Biotechnology)	106	228
Alkami Technology, Inc.* (Software)	143	2,046
Alkermes PLC* (Biotechnology)	807	21,231
Allakos, Inc.* (Biotechnology)	178	1,015
Allegheny Technologies, Inc.* (Metals & Mining)	642	17,231
Allegiance Bancshares, Inc. (Banks)	96	4,289
Allegiant Travel Co.* (Airlines)	77	12,503
ALLETE, Inc. (Electric Utilities)	264	17,683
Allied Motion Technologies, Inc. (Electrical Equipment)	61	1,820
Allogene Therapeutics, Inc.* (Biotechnology)	342	3,116
Allovir, Inc.* (Biotechnology)	148	999
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	611	13,760
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	109	5,957
Alpha Teknova, Inc.* (Biotechnology)	35	483
Alphatec Holdings, Inc.* (Health Care Equipment & Supplies)	356	4,094
Alpine Immune Sciences, Inc.* (Biotechnology)	58	520
Alta Equipment Group, Inc.* (Trading Companies & Distributors)	95	1,174
Altair Engineering, Inc.* - Class A (Software)	233	15,005
Altimmune, Inc.* (Biotechnology)	199	1,212
Alto Ingredients, Inc.* (Oil, Gas & Consumable Fuels)	360	2,455
Altra Industrial Motion Corp. (Machinery)	326	12,691
Altus Midstream Co. - Class A (Oil, Gas & Consumable Fuels)	16	1,040
ALX Oncology Holdings, Inc.* (Biotechnology)	89	1,504
Amalgamated Financial Corp. (Banks)	69	1,240
A-Mark Precious Metals, Inc. (Diversified Financial Services)	45	3,480
Ambac Financial Group, Inc.* (Insurance)	229	2,382
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	178	18,676
AMC Entertainment Holdings, Inc.* (Entertainment)	2,598	64,015
AMC Networks, Inc.* - Class A (Media)	146	5,932
Amerant Bancorp, Inc. (Banks)	132	4,170
Ameresco, Inc.* - Class A (Construction & Engineering)	155	12,323
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	251	9,510
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	567	4,400
American Eagle Outfitters, Inc. (Specialty Retail)	767	12,886
American Equity Investment Life Holding Co. (Insurance)	416	16,603
American Finance Trust, Inc. (Equity Real Estate Investment Trusts)	625	4,944
American National Bankshares, Inc. (Banks)	53	1,997
American National Group, Inc. (Insurance)	37	6,996
American Outdoor Brands, Inc.* (Leisure Products)	72	945
American Public Education, Inc.* (Diversified Consumer Services)	94	1,997
American Software, Inc. - Class A (Software)	158	3,293
American States Water Co. (Water Utilities)	186	16,557
American Superconductor Corp.* (Electrical Equipment)	139	1,058
American Vanguard Corp. (Chemicals)	148	3,007
American Well Corp.* - Class A (Health Care Technology)	921	3,877
American Woodmark Corp.* (Building Products)	83	4,063
America's Car-Mart, Inc.* (Specialty Retail)	30	2,417
Ameris Bancorp (Banks)	335	14,700
AMERISAFE, Inc. (Insurance)	96	4,768
Amicus Therapeutics, Inc.* (Biotechnology)	1,323	12,529
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	514	11,164
AMMO, Inc.* (Leisure Products)	446	2,141
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	237	24,726
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	502	2,093
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	186	6,677
Ampio Pharmaceuticals, Inc.* (Pharmaceuticals)	980	461
Amylyx Pharmaceuticals, Inc.* (Pharmaceuticals)	48	617
Amyris, Inc.* (Oil, Gas & Consumable Fuels)	889	3,876
AnaptysBio, Inc.* (Biotechnology)	97	2,400
Anavex Life Sciences Corp.* (Biotechnology)	337	4,148
Angel Oak Mortgage, Inc. (Mortgage Real Estate Investment Trusts)	48	788
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	189	4,071
Angion Biomedica Corp.* (Pharmaceuticals)	110	233
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	55	1,546
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	73	1,833
Annexon, Inc.* (Biotechnology)	157	429
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	840	3,444

March 31, 2022 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
Anterix, Inc.* (Diversified Telecommunication Services)	58	$3,358
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	1,440	43,964
Apartment Investment and Management Co.* (Equity Real Estate Investment Trusts)	760	5,563
Apellis Pharmaceuticals, Inc.* (Biotechnology)	393	19,967
API Group Corp.* (Construction & Engineering)	1,015	21,345
Apogee Enterprises, Inc. (Building Products)	123	5,838
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	706	9,835
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	190	9,209
Appfolio, Inc.* (Software)	96	10,868
AppHarvest, Inc.* (Food Products)	351	1,887
Appian Corp.* (Software)	198	12,042
Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts)	1,079	19,390
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	193	19,813
Applied Molecular Transport, Inc.* (Biotechnology)	126	948
Applied Therapeutics, Inc.* (Biotechnology)	89	188
Apyx Medical Corp.* (Health Care Equipment & Supplies)	157	1,025
AquaBounty Technologies, Inc.* (Biotechnology)	329	615
Arbor Realty Trust, Inc. (Mortgage Real Estate Investment Trusts)	724	12,351
Arbutus Biopharma Corp.* (Biotechnology)	458	1,365
ArcBest Corp. (Road & Rail)	127	10,224
Arcellx, Inc.* (Biotechnology)	46	645
Arch Resources, Inc. (Oil, Gas & Consumable Fuels)	76	10,441
Archrock, Inc. (Energy Equipment & Services)	678	6,258
Arcimoto, Inc.* (Automobiles)	144	952
Arconic Corp.* (Metals & Mining)	538	13,784
Arcosa, Inc. (Construction & Engineering)	244	13,969
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	106	2,858
Arcus Biosciences, Inc.* (Biotechnology)	225	7,101
Arcutis Biotherapeutics, Inc.* (Biotechnology)	139	2,677
Ardelyx, Inc.* (Biotechnology)	486	520
Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts)	220	3,414
Argan, Inc. (Construction & Engineering)	75	3,044
Argo Group International Holdings, Ltd. (Insurance)	159	6,564
Aris Water Solution, Inc. - Class A (Commercial Services & Supplies)	98	1,784
Arko Corp. (Specialty Retail)	419	3,813
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	425	3,766
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	335	4,891
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	448	3,763
Array Technologies, Inc.* (Electrical Equipment)	643	7,247
Arrow Financial Corp. (Banks)	70	2,269
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	517	23,776
Arteris, Inc.* (Software)	26	338
Artesian Resources Corp. - Class A (Water Utilities)	41	1,991
Artisan Partners Asset Management, Inc. (Capital Markets)	294	11,569
Artivion, Inc.* (Health Care Equipment & Supplies)	191	4,084
Arvinas, Inc.* (Pharmaceuticals)	237	15,950
Asana, Inc.* - Class A (Software)	368	14,709
Asbury Automotive Group, Inc.* (Specialty Retail)	117	18,742
Asensus Surgical, Inc.* (Health Care Equipment & Supplies)	1,178	738
ASGN, Inc.* (Professional Services)	256	29,878
Ashford Hospitality Trust, Inc.* (Equity Real Estate Investment Trusts)	86	877
Aspen Aerogels, Inc.* (Energy Equipment & Services)	111	3,827
Aspira Women's Health, Inc.* (Health Care Equipment & Supplies)	366	381
Assetmark Financial Holdings, Inc.* (Capital Markets)	92	2,047
Associated Banc-Corp. (Banks)	748	17,024
Associated Capital Group, Inc. - Class A (Capital Markets)	8	335
Astec Industries, Inc. (Machinery)	114	4,902
Astronics Corp.* (Aerospace & Defense)	125	1,616
Atara Biotherapeutics, Inc.* (Biotechnology)	437	4,060
Atea Pharmaceuticals, Inc.* (Biotechnology)	325	2,347
Aterian, Inc.* (Household Durables)	131	318
Athenex, Inc.* (Biotechnology)	435	361
Athersys, Inc.* (Biotechnology)	1,071	648
Athira Pharma, Inc.* (Pharmaceuticals)	162	2,187
Atkore, Inc.* (Electrical Equipment)	226	22,246
Atlantic Union Bankshares (Banks)	380	13,942
Atlanticus Holdings Corp.* (Consumer Finance)	25	1,295
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	145	12,524
Atlas Technical Consultants, Inc.* (Professional Services)	74	891
ATN International, Inc. (Diversified Telecommunication Services)	56	2,233
Atomera, Inc.* (Semiconductors & Semiconductor Equipment)	102	1,332
Atossa Therapeutics, Inc.* (Health Care Equipment & Supplies)	588	735
Atreca, Inc.* - Class A (Biotechnology)	131	415
AtriCure, Inc.* (Health Care Equipment & Supplies)	225	14,776
Atrion Corp. (Health Care Equipment & Supplies)	7	4,991
Aura Biosciences, Inc.* (Biotechnology)	28	616
Avalo Therapeutics, Inc.* (Pharmaceuticals)	313	227

:: ProFund VP UltraSmall-Cap :: March 31, 2022

Common Stocks, continued

	Shares	Value
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	242	$8,107
Avaya Holdings Corp.* - Class C (Software)	420	5,321
Aveanna Healthcare Holdings, Inc.* (Health Care Providers & Services)	198	675
Aviat Networks, Inc.* (Communications Equipment)	55	1,692
Avid Bioservices, Inc.* (Biotechnology)	304	6,192
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	182	6,346
Avidity Biosciences, Inc.* (Biotechnology)	189	3,491
AvidXchange Holdings, Inc.* (Software)	127	1,022
Avient Corp. (Chemicals)	458	21,984
Avis Budget Group, Inc.* (Road & Rail)	208	54,765
Avista Corp. (Multi-Utilities)	356	16,073
Avita Medical, Inc.* (Biotechnology)	122	1,035
Avrobio, Inc.* (Biotechnology)	191	252
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	166	12,538
AxoGen, Inc.* (Health Care Equipment & Supplies)	194	1,540
Axonics, Inc.* (Health Care Equipment & Supplies)	231	14,461
Axos Financial, Inc.* - Class I (Thrifts & Mortgage Finance)	287	13,314
Axsome Therapeutics, Inc.* (Pharmaceuticals)	140	5,795
AXT, Inc.* (Semiconductors & Semiconductor Equipment)	204	1,432
AZZ, Inc. (Electrical Equipment)	123	5,934
B Riley Financial, Inc. (Capital Markets)	102	7,136
B&G Foods, Inc. (Food Products)	322	8,688
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	279	2,277
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	147	14,657
Balchem Corp. (Chemicals)	162	22,146
Bally's Corp.* (Hotels, Restaurants & Leisure)	164	5,041
Banc of California, Inc. (Banks)	276	5,343
BancFirst Corp. (Banks)	86	7,156
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Diversified Financial Services)	156	2,430
Bandwidth, Inc.* (Diversified Telecommunication Services)	116	3,757
Bank First Corp. (Banks)	33	2,376
Bank of Marin Bancorp (Banks)	78	2,735
BankUnited, Inc. (Banks)	430	18,903
Banner Corp. (Banks)	172	10,067
Bar Harbor Bankshares (Banks)	74	2,118
Barnes & Noble Education, Inc.* (Specialty Retail)	227	813
Barnes Group, Inc. (Machinery)	238	9,565
Barrett Business Services, Inc. (Professional Services)	38	2,944
Bassett Furniture Industries, Inc. (Household Durables)	46	762
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	281	16,658
Beam Global* (Electrical Equipment)	44	900
Beam Therapeutics, Inc.* (Biotechnology)	257	14,726
Beauty Health Co. (The)* (Personal Products)	439	7,410
Beazer Homes USA, Inc.* (Household Durables)	147	2,237
Bed Bath & Beyond, Inc.* (Specialty Retail)	488	10,995
Belden, Inc. (Electronic Equipment, Instruments & Components)	223	12,354
BellRing Brands, Inc.* (Personal Products)	567	13,086
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	177	4,432
Benefitfocus, Inc.* (Software)	126	1,590
Berkeley Lights, Inc.* (Life Sciences Tools & Services)	244	1,735
Berkshire Hills Bancorp, Inc. (Banks)	246	7,127
Berry Corp. (Oil, Gas & Consumable Fuels)	339	3,498
Beyondspring, Inc.* (Biotechnology)	113	249
BGC Partners, Inc. - Class A (Capital Markets)	1,591	7,000
Big 5 Sporting Goods Corp. (Specialty Retail)	105	1,801
Big Lots, Inc. (Multiline Retail)	152	5,259
BigCommerce Holdings, Inc.* - Class 1 (IT Services)	243	5,324
Biglari Holdings, Inc.* - Class B (Hotels, Restaurants & Leisure)	4	578
BioAtla, Inc.* (Biotechnology)	78	390
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	906	14,732
Biodesix, Inc.* (Health Care Providers & Services)	70	118
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	280	33,199
BioLife Solutions, Inc.* (Health Care Equipment & Supplies)	53	1,205
Biomea Fusion, Inc.* (Biotechnology)	109	486
Bionano Genomics, Inc.* (Life Sciences Tools & Services)	1,468	3,787
Bioventus, Inc.* - Class A (Health Care Equipment & Supplies)	141	1,988
Bioxcel Therapeutics, Inc.* (Biotechnology)	87	1,819
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	113	3,198
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	690	46,650
Black Diamond Therapeutics, Inc.* (Biotechnology)	115	319
Black Hills Corp. (Multi-Utilities)	322	24,801
Blackbaud, Inc.* (Software)	241	14,429
Blackline, Inc.* (Software)	273	19,989
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	791	25,146
Blink Charging Co.* (Specialty Retail)	184	4,869
Bloom Energy Corp.* (Electrical Equipment)	716	17,290
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	446	9,785
Blucora, Inc.* (Capital Markets)	245	4,790
Blue Bird Corp.* (Machinery)	87	1,637
Blue Foundry Bancorp* (Thrifts & Mortgage Finance)	141	1,911
Blue Ridge Bankshares, Inc. (Banks)	87	1,320
Bluebird Bio, Inc.* (Biotechnology)	340	1,649

March 31, 2022 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
Bluegreen Vacations Holding Corp.* (Hotels, Restaurants & Leisure)	72	$2,129
BlueLinx Holdings, Inc.* (Trading Companies & Distributors)	46	3,306
Blueprint Medicines Corp.* (Biotechnology)	294	18,781
Boise Cascade Co. (Trading Companies & Distributors)	198	13,755
Bolt Biotherapeutics, Inc.* (Biotechnology)	115	315
Boot Barn Holdings, Inc.* (Specialty Retail)	147	13,934
Boston Omaha Corp.* - Class A (Media)	103	2,613
Bottomline Technologies, Inc.* (Software)	222	12,583
Box, Inc.* - Class A (Software)	687	19,964
Brady Corp. - Class A (Commercial Services & Supplies)	237	10,966
Braemar Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	287	1,774
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	854	12,076
Bridgebio Pharma, Inc.* (Biotechnology)	534	5,420
Bridgewater Bancshares, Inc.* (Thrifts & Mortgage Finance)	106	1,768
Brigham Minerals, Inc. (Oil, Gas & Consumable Fuels)	219	5,595
Bright Health Group, Inc.* (Insurance)	1,302	2,513
Brightcove, Inc.* (IT Services)	205	1,599
Brightsphere Investment Group, Inc. (Capital Markets)	163	3,953
BrightSpire Capital, Inc. (Mortgage Real Estate Investment Trusts)	425	3,931
BrightView Holdings, Inc.* (Commercial Services & Supplies)	239	3,253
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	223	8,510
Bristow Group, Inc.* (Energy Equipment & Services)	119	4,413
Broadmark Realty Capital, Inc. (Mortgage Real Estate Investment Trusts)	646	5,588
Broadstone Net Lease, Inc. (Equity Real Estate Investment Trusts)	792	17,250
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	931	6,564
Brookfield Infrastructure Corp. - Class A (Gas Utilities)	320	24,140
Brookline Bancorp, Inc. (Banks)	386	6,107
Brooklyn ImmunoTherapeutics, Inc.* (Entertainment)	149	305
BRP Group, Inc.* - Class A (Insurance)	238	6,386
BRT Apartments Corp. (Equity Real Estate Investment Trusts)	57	1,366
BTRS Holdings, Inc.* (Software)	478	3,575
Business First Bancshares, Inc. (Banks)	96	2,336
Butterfly Network, Inc.* (Health Care Equipment & Supplies)	673	3,203
Byline Bancorp, Inc. (Banks)	125	3,335
Byrna Technologies, Inc.* (Aerospace & Defense)	94	768
C4 Therapeutics, Inc.* (Biotechnology)	194	4,706
Cabot Corp. (Chemicals)	283	19,360
Cactus, Inc. - Class A (Energy Equipment & Services)	279	15,829
Cadence Bank (Banks)	909	26,597
Cadiz, Inc.* (Water Utilities)	114	236
Cadre Holdings, Inc. (Aerospace & Defense)	32	786
Caesarstone, Ltd. (Building Products)	114	1,199
CalAmp Corp.* (Communications Equipment)	179	1,308
Calavo Growers, Inc. (Food Products)	86	3,135
Caleres, Inc. (Specialty Retail)	185	3,576
California Resources Corp. (Oil, Gas & Consumable Fuels)	408	18,250
California Water Service Group (Water Utilities)	265	15,709
Calix, Inc.* (Communications Equipment)	278	11,929
Callaway Golf Co.* (Leisure Products)	582	13,630
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	242	14,297
Cal-Maine Foods, Inc. (Food Products)	205	11,320
Cambium Networks Corp.* (Communications Equipment)	54	1,277
Cambridge Bancorp (Banks)	34	2,890
Camden National Corp. (Banks)	73	3,434
Camping World Holdings, Inc. - Class A (Specialty Retail)	210	5,870
Cannae Holdings, Inc.* (Diversified Financial Services)	426	10,190
Canoo, Inc.* (Automobiles)	535	2,953
Cantaloupe, Inc.* (IT Services)	293	1,984
Capital Bancorp, Inc. (Banks)	40	914
Capital City Bank Group, Inc. (Banks)	68	1,792
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	654	7,116
Capstar Financial Holdings, Inc. (Banks)	103	2,171
Cara Therapeutics, Inc.* (Biotechnology)	223	2,709
Cardiff Oncology, Inc.* (Biotechnology)	192	476
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	200	4,520
Cardlytics, Inc.* (Media)	163	8,962
CareDx, Inc.* (Biotechnology)	254	9,395
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	486	9,380
Cargurus, Inc.* (Interactive Media & Services)	480	20,381
Caribou Biosciences, Inc.* (Biotechnology)	256	2,350
CarLotz, Inc.* (Specialty Retail)	360	493
CarParts.com, Inc.* (Internet & Direct Marketing Retail)	246	1,648
Carpenter Technology Corp. (Metals & Mining)	240	10,075
Carriage Services, Inc. (Diversified Consumer Services)	77	4,106
Carrols Restaurant Group, Inc. (Hotels, Restaurants & Leisure)	168	380
Cars.com, Inc.* (Interactive Media & Services)	344	4,964
Carter Bankshares, Inc.* (Banks)	130	2,258
Casa Systems, Inc.* (Communications Equipment)	160	723
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	248	21,737
Cass Information Systems, Inc. (IT Services)	70	2,584
Cassava Sciences, Inc.* (Pharmaceuticals)	192	7,131
Castle Biosciences, Inc.* (Biotechnology)	107	4,800

:: ProFund VP UltraSmall-Cap :: March 31, 2022

Common Stocks, continued

	Shares	Value
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	488	$4,046
CatchMark Timber Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	246	2,017
Cathay General Bancorp (Banks)	366	16,379
Cavco Industries, Inc.* (Household Durables)	46	11,079
CBIZ, Inc.* (Professional Services)	247	10,367
CBTX, Inc. (Banks)	93	2,883
CECO Environmental Corp.* (Commercial Services & Supplies)	157	862
Celcuity, Inc.* (Biotechnology)	49	458
Celldex Therapeutics, Inc.* (Biotechnology)	231	7,868
CEL-SCI Corp.* (Biotechnology)	181	711
Celsius Holdings, Inc.* (Beverages)	271	14,954
Centennial Resource Development, Inc.* - Class A (Oil, Gas & Consumable Fuels)	928	7,489
Centerspace (Equity Real Estate Investment Trusts)	72	7,065
Central Garden & Pet Co.* (Household Products)	50	2,198
Central Garden & Pet Co.* - Class A (Household Products)	201	8,197
Central Pacific Financial Corp. (Banks)	137	3,822
Centrus Energy Corp.* - Class A (Oil, Gas & Consumable Fuels)	49	1,651
Century Aluminum Co.* (Metals & Mining)	258	6,788
Century Casinos, Inc.* (Hotels, Restaurants & Leisure)	137	1,637
Century Communities, Inc. (Household Durables)	151	8,089
Century Therapeutics, Inc.* (Biotechnology)	87	1,095
Cerence, Inc.* (Software)	198	7,148
Cerevel Therapeutics Holdings, Inc.* (Biotechnology)	205	7,177
Cerus Corp.* (Health Care Equipment & Supplies)	846	4,645
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	113	4,593
ChampionX Corp.* (Energy Equipment & Services)	1,020	24,969
ChannelAdvisor Corp.* (Software)	148	2,452
Chart Industries, Inc.* (Machinery)	184	31,606
Chase Corp. (Chemicals)	37	3,216
Chatham Lodging Trust* (Equity Real Estate Investment Trusts)	241	3,323
Chefs' Warehouse, Inc.* (Food & Staples Retailing)	158	5,151
ChemoCentryx, Inc.* (Biotechnology)	272	6,819
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	528	45,937
Chesapeake Utilities Corp. (Gas Utilities)	87	11,985
Chicago Atlantic Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	30	532
Chicken Soup For The Soul Entertainment, Inc.* (Entertainment)	37	296
Chico's FAS, Inc.* (Specialty Retail)	607	2,914
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	1,185	14,267
Chimerix, Inc.* (Biotechnology)	367	1,681
Chinook Therapeutics, Inc.* (Biotechnology)	203	3,321
ChromaDex Corp.* (Life Sciences Tools & Services)	236	581
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	100	2,700
Cimpress PLC* (Commercial Services & Supplies)	88	5,596
CinCor Pharma, Inc.* (Pharmaceuticals)	58	1,017
Cinemark Holdings, Inc.* (Entertainment)	544	9,400
CIRCOR International, Inc.* (Machinery)	93	2,476
Citi Trends, Inc.* (Specialty Retail)	40	1,225
Citius Pharmaceuticals, Inc.* (Pharmaceuticals)	623	1,115
Citizens & Northern Corp. (Banks)	77	1,877
Citizens, Inc.* (Insurance)	251	1,064
City Holding Co. (Banks)	75	5,903
City Office REIT, Inc. (Equity Real Estate Investment Trusts)	215	3,797
Civista Bancshares, Inc. (Banks)	74	1,783
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	219	13,076
Clarus Corp. (Leisure Products)	133	3,030
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	780	6,193
Cleanspark, Inc.* (Software)	201	2,486
Clear Channel Outdoor Holdings, Inc.* (Media)	1,827	6,321
Clearfield, Inc.* (Communications Equipment)	57	3,718
ClearPoint Neuro, Inc.* (Health Care Equipment & Supplies)	96	999
Clearwater Paper Corp.* (Paper & Forest Products)	83	2,326
Clearway Energy, Inc. - Class A (Independent Power and Renewable Electricity Producers)	175	5,831
Clearway Energy, Inc. - Class C (Independent Power and Renewable Electricity Producers)	413	15,079
Clene, Inc.* (Biotechnology)	103	406
Clipper Realty, Inc. (Equity Real Estate Investment Trusts)	61	553
Clovis Oncology, Inc.* (Biotechnology)	567	1,145
CMC Materials, Inc. (Semiconductors & Semiconductor Equipment)	143	26,512
CNB Financial Corp. (Banks)	81	2,132
CNO Financial Group, Inc. (Insurance)	604	15,154
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	1,012	20,969
Coastal Financial Corp.* (Banks)	51	2,333
Coca-Cola Consolidated, Inc. (Beverages)	24	11,924
Codex DNA, Inc.* (Life Sciences Tools & Services)	46	247
Codexis, Inc.* (Life Sciences Tools & Services)	303	6,248
Codiak Biosciences, Inc.* (Biotechnology)	80	502
Coeur Mining, Inc.* (Metals & Mining)	1,287	5,727
Cogent Biosciences, Inc.* (Biotechnology)	187	1,401
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	215	14,265
Cohen & Steers, Inc. (Capital Markets)	125	10,736
Coherus Biosciences, Inc.* (Biotechnology)	327	4,222
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	241	7,134

March 31, 2022 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	174	$3,543
Columbia Banking System, Inc. (Banks)	394	12,714
Columbia Financial, Inc.* (Thrifts & Mortgage Finance)	198	4,259
Columbus McKinnon Corp. (Machinery)	140	5,936
Comfort Systems USA, Inc. (Construction & Engineering)	179	15,933
Commercial Metals Co. (Metals & Mining)	604	25,139
Commercial Vehicle Group, Inc.* (Machinery)	161	1,360
Community Bank System, Inc. (Banks)	269	18,870
Community Health Systems, Inc.* (Health Care Providers & Services)	625	7,419
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	120	5,065
Community Trust Bancorp, Inc. (Banks)	78	3,214
CommVault Systems, Inc.* (Software)	224	14,862
Compass Minerals International, Inc. (Metals & Mining)	172	10,800
Computer Programs & Systems, Inc.* (Health Care Technology)	71	2,446
CompX International, Inc. (Commercial Services & Supplies)	8	188
comScore, Inc.* (Media)	352	1,024
Comstock Resources, Inc.* (Oil, Gas & Consumable Fuels)	461	6,016
Comtech Telecommunications Corp. (Communications Equipment)	130	2,040
Concrete Pumping Holdings, Inc.* (Construction & Engineering)	130	871
Conduent, Inc.* (IT Services)	843	4,350
CONMED Corp. (Health Care Equipment & Supplies)	146	21,688
ConnectOne Bancorp, Inc. (Banks)	188	6,018
Conn's, Inc.* (Specialty Retail)	90	1,387
Consensus Cloud Solutions, Inc.* (Software)	81	4,871
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	172	6,472
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	367	2,165
Constellium SE* (Metals & Mining)	625	11,250
Construction Partners, Inc.* - Class A (Construction & Engineering)	200	5,236
Convey Health Solutions Holdings, Inc.* (Health Care Technology)	68	445
Cooper-Standard Holding, Inc.* (Auto Components)	85	745
Corcept Therapeutics, Inc.* (Pharmaceuticals)	440	9,909
CoreCard Corp.* (Software)	36	986
CoreCivic, Inc.* (Equity Real Estate Investment Trusts)	603	6,736
CorMedix, Inc.* (Pharmaceuticals)	191	1,047
Cornerstone Building Brands, Inc.* (Building Products)	275	6,688
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	568	16,211
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	138	2,920
Cortexyme, Inc.* (Biotechnology)	100	619
CorVel Corp.* (Health Care Providers & Services)	44	7,411
Costamare, Inc. (Marine)	265	4,518
Couchbase, Inc.* (Software)	118	2,056
Coursera, Inc.* (Diversified Consumer Services)	367	8,456
Covenant Logistics Group, Inc. - Class A (Road & Rail)	61	1,313
Covetrus, Inc.* (Health Care Providers & Services)	521	8,748
Cowen, Inc. - Class A (Capital Markets)	133	3,604
CRA International, Inc. (Professional Services)	36	3,033
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	119	14,129
Crawford & Co. - Class A (Insurance)	82	620
Credo Technology Group Holding, Ltd.* (Semiconductors & Semiconductor Equipment)	111	1,691
Crescent Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	148	2,566
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	232	5,092
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	293	22,385
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	181	3,922
CrossFirst Bankshares, Inc.* (Banks)	232	3,656
CryoPort, Inc.* (Health Care Equipment & Supplies)	204	7,122
CS Disco, Inc.* (Software)	79	2,684
CSG Systems International, Inc. (IT Services)	162	10,298
CSW Industrials, Inc. (Building Products)	76	8,937
CTO Realty Growth, Inc. (Equity Real Estate Investment Trusts)	29	1,923
CTS Corp. (Electronic Equipment, Instruments & Components)	161	5,690
Cue BioPharma, Inc.* (Biotechnology)	155	756
Cue Health, Inc.* (Health Care Equipment & Supplies)	73	471
Cullinan Oncology, Inc.* (Biotechnology)	130	1,361
CuriosityStream, Inc.* (Entertainment)	131	380
Curis, Inc.* (Biotechnology)	436	1,038
Curo Group Holdings Corp. (Consumer Finance)	106	1,383
Cushman & Wakefield PLC* (Real Estate Management & Development)	698	14,316
Custom Truck One Source, Inc.* (Trading Companies & Distributors)	295	2,475
Customers Bancorp, Inc.* (Banks)	154	8,030
Cutera, Inc.* (Health Care Equipment & Supplies)	88	6,072
CVB Financial Corp. (Banks)	689	15,992
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	149	3,805
CVRx, Inc.* (Health Care Equipment & Supplies)	56	335
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	428	1,331
Cyteir Therapeutics, Inc.* (Pharmaceuticals)	94	354

:: ProFund VP UltraSmall-Cap :: March 31, 2022

Common Stocks, continued

	Shares	Value
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	491	$5,293
Cytokinetics, Inc.* (Biotechnology)	399	14,687
CytomX Therapeutics, Inc.* (Biotechnology)	326	870
CytoSorbents Corp.* (Health Care Equipment & Supplies)	207	660
Daily Journal Corp.* (Media)	6	1,872
Daktronics, Inc.* (Electronic Equipment, Instruments & Components)	187	718
Dana, Inc. (Auto Components)	731	12,844
Danimer Scientific, Inc.* (Chemicals)	455	2,666
DarioHealth Corp.* (Health Care Equipment & Supplies)	68	397
Daseke, Inc.* (Road & Rail)	202	2,034
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	220	10,802
Day One Biopharmaceuticals, Inc.* (Biotechnology)	114	1,131
Deciphera Pharmaceuticals, Inc.* (Biotechnology)	200	1,854
Delek US Holdings, Inc.* (Oil, Gas & Consumable Fuels)	331	7,024
Deluxe Corp. (Commercial Services & Supplies)	214	6,471
Denali Therapeutics, Inc.* (Biotechnology)	457	14,702
Denbury, Inc.* (Oil, Gas & Consumable Fuels)	254	19,957
Denny's Corp.* (Hotels, Restaurants & Leisure)	311	4,450
DermTech, Inc.* (Biotechnology)	122	1,791
Design Therapeutics, Inc.* (Biotechnology)	134	2,164
Designer Brands, Inc.* (Specialty Retail)	307	4,148
Desktop Metal, Inc.* - Class A (Machinery)	942	4,465
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	706	4,095
Diamond Hill Investment Group, Inc. (Capital Markets)	15	2,810
DiamondRock Hospitality Co.* (Equity Real Estate Investment Trusts)	1,052	10,625
DICE Therapeutics, Inc.* (Pharmaceuticals)	70	1,339
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	362	2,436
Digi International, Inc.* (Communications Equipment)	175	3,766
Digimarc Corp.* (Software)	64	1,688
Digital Media Solutions, Inc.* - Class A (Media)	16	58
Digital Turbine, Inc.* (Software)	457	20,021
DigitalBridge Group, Inc.* (Equity Real Estate Investment Trusts)	2,441	17,575
DigitalOcean Holdings, Inc.* (IT Services)	255	14,752
Dillard's, Inc. - Class A (Multiline Retail)	27	7,247
Dime Community Bancshares, Inc. (Banks)	169	5,842
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	82	6,392
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	220	19,138
Diversified Healthcare Trust (Equity Real Estate Investment Trusts)	1,194	3,821
DMC Global, Inc.* (Energy Equipment & Services)	96	2,928
Domo, Inc.* (Software)	143	7,232
Donegal Group, Inc. - Class A (Insurance)	74	992
Donnelley Financial Solutions, Inc.* (Capital Markets)	148	4,922
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	157	2,275
Dorman Products, Inc.* (Auto Components)	133	12,639
Douglas Dynamics, Inc. (Machinery)	114	3,943
Douglas Elliman, Inc. (Real Estate Management & Development)	361	2,635
Dril-Quip, Inc.* (Energy Equipment & Services)	177	6,611
Drive Shack, Inc.* (Hotels, Restaurants & Leisure)	416	641
Duckhorn Portfolio, Inc. (The)* (Beverages)	180	3,274
Ducommun, Inc.* (Aerospace & Defense)	55	2,881
Duluth Holdings, Inc.* - Class B (Internet & Direct Marketing Retail)	61	746
Durect Corp.* (Pharmaceuticals)	1,138	762
DXP Enterprises, Inc.* (Trading Companies & Distributors)	87	2,357
Dycom Industries, Inc.* (Construction & Engineering)	148	14,098
Dynavax Technologies Corp.* (Biotechnology)	542	5,875
Dyne Therapeutics, Inc.* (Biotechnology)	151	1,456
Dynex Capital, Inc. (Mortgage Real Estate Investment Trusts)	182	2,948
DZS, Inc.* (Communications Equipment)	87	1,207
E2open Parent Holdings, Inc.* (Software)	1,000	8,810
Eagle Bancorp, Inc. (Banks)	159	9,065
Eagle Bulk Shipping, Inc. (Marine)	46	3,133
Eagle Pharmaceuticals, Inc.* (Biotechnology)	58	2,870
Eargo, Inc.* (Health Care Equipment & Supplies)	152	804
Earthstone Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	155	1,958
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	436	9,217
Eastern Bankshares, Inc. (Banks)	864	18,611
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	203	41,265
Eastman Kodak Co.* (Technology Hardware, Storage & Peripherals)	226	1,480
Ebix, Inc. (Software)	134	4,442
EchoStar Corp.* - Class A (Diversified Telecommunication Services)	188	4,576
Ecovyst, Inc. (Chemicals)	299	3,456
Edgewell Personal Care Co. (Personal Products)	273	10,011
Edgewise Therapeutics, Inc.* (Pharmaceuticals)	195	1,892
Editas Medicine, Inc.* (Biotechnology)	344	6,543
eGain Corp.* (Software)	104	1,204
eHealth, Inc.* (Insurance)	124	1,539
Eiger Biopharmaceuticals, Inc.* (Biotechnology)	161	1,336
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	96	1,116
elf Beauty, Inc.* (Personal Products)	242	6,251
Eliem Therapeutics, Inc.* (Biotechnology)	30	252
Ellington Financial, Inc. (Mortgage Real Estate Investment Trusts)	271	4,810

March 31, 2022 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
EMCOR Group, Inc. (Construction & Engineering)	268	$30,185
EMCORE Corp.* (Communications Equipment)	186	688
Emerald Holding, Inc.* (Media)	119	405
Emergent BioSolutions, Inc.* (Biotechnology)	246	10,101
Empire State Realty Trust, Inc. (Equity Real Estate Investment Trusts)	719	7,061
Employers Holdings, Inc. (Insurance)	141	5,784
Enact Holdings, Inc. (Thrifts & Mortgage Finance)	74	1,647
Enanta Pharmaceuticals, Inc.* (Biotechnology)	99	7,047
Encore Capital Group, Inc.* (Consumer Finance)	124	7,779
Encore Wire Corp. (Electrical Equipment)	99	11,293
Endo International PLC* (Pharmaceuticals)	1,153	2,663
Energizer Holdings, Inc. (Household Products)	336	10,335
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	778	7,119
Energy Recovery, Inc.* (Machinery)	209	4,209
Enerpac Tool Group Corp. (Machinery)	304	6,655
EnerSys (Electrical Equipment)	208	15,511
Enfusion, Inc.* - Class A (Software)	109	1,386
EngageSmart, Inc.* (Software)	81	1,726
Ennis, Inc. (Commercial Services & Supplies)	128	2,364
Enova International, Inc.* (Consumer Finance)	183	6,949
EnPro Industries, Inc. (Machinery)	104	10,164
Enstar Group, Ltd.* (Insurance)	62	16,191
Entercom Communications Corp.* (Media)	593	1,714
Enterprise Bancorp, Inc. (Banks)	47	1,886
Enterprise Financial Services Corp. (Banks)	174	8,232
Entrada Therapeutics, Inc.* (Biotechnology)	53	498
Entravision Communications Corp. - Class A (Media)	303	1,942
Envestnet, Inc.* (Software)	273	20,322
Eos Energy Enterprises, Inc.* (Electrical Equipment)	224	936
Epizyme, Inc.* (Biotechnology)	721	829
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	134	7,512
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	2,058	17,370
Equity Bancshares, Inc. - Class A (Banks)	68	2,197
Equity Commonwealth* (Equity Real Estate Investment Trusts)	547	15,431
Erasca, Inc.* (Biotechnology)	322	2,769
Eros STX Global Corp.* (Entertainment)	80	223
Escalade, Inc. (Leisure Products)	50	660
ESCO Technologies, Inc. (Machinery)	129	9,020
Esperion Therapeutics, Inc.* (Biotechnology)	291	1,350
Esports Technologies, Inc.* (Hotels, Restaurants & Leisure)	67	452
Essent Group, Ltd. (Thrifts & Mortgage Finance)	545	22,460
Essential Properties Realty Trust, Inc. (Real Estate Management & Development)	609	15,408
Ethan Allen Interiors, Inc. (Household Durables)	113	2,946
European Wax Center, Inc.* - Class A (Diversified Consumer Services)	67	1,981
Evelo Biosciences, Inc.* (Biotechnology)	153	519
Eventbrite, Inc.* (Interactive Media & Services)	385	5,686
EverCommerce, Inc.* (Software)	151	1,993
Everi Holdings, Inc.* (Hotels, Restaurants & Leisure)	430	9,030
EverQuote, Inc.* - Class A (Interactive Media & Services)	99	1,602
EVERTEC, Inc. (IT Services)	305	12,484
EVI Industries, Inc.* (Trading Companies & Distributors)	23	428
Evo Payments, Inc.* (IT Services)	238	5,495
Evolent Health, Inc.* (Health Care Technology)	401	12,952
Evolus, Inc.* (Pharmaceuticals)	167	1,874
Evoqua Water Technologies Corp.* (Machinery)	583	27,389
Exagen, Inc.* (Health Care Providers & Services)	52	418
ExlService Holdings, Inc.* (IT Services)	165	23,640
eXp World Holdings, Inc. (Real Estate Management & Development)	316	6,690
Exponent, Inc. (Professional Services)	261	28,201
Expro Group Holdings N.V.* (Energy Equipment & Services)	234	4,161
Extreme Networks, Inc.* (Communications Equipment)	639	7,802
EyePoint Pharmaceuticals, Inc.* (Pharmaceuticals)	125	1,519
EZCORP, Inc.* - Class A (Consumer Finance)	251	1,516
F45 Training Holdings, Inc.* (Hotels, Restaurants & Leisure)	160	1,712
Fabrinet* (Electronic Equipment, Instruments & Components)	186	19,554
Falcon Minerals Corp. (Oil, Gas & Consumable Fuels)	198	1,335
Farmers National Bancorp (Banks)	156	2,661
Farmland Partners, Inc. (Equity Real Estate Investment Trusts)	144	1,980
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	91	4,725
Fate Therapeutics, Inc.* (Biotechnology)	408	15,818
Fathom Holdings, Inc.* (Real Estate Management & Development)	34	364
FB Financial Corp. (Banks)	168	7,463
Federal Agricultural Mortgage Corp. (Thrifts & Mortgage Finance)	46	4,990
Federal Signal Corp. (Machinery)	303	10,226
Federated Hermes, Inc. - Class B (Capital Markets)	468	15,939
Ferro Corp.* (Chemicals)	413	8,979
FibroGen, Inc.* (Biotechnology)	433	5,205
Fidelity D&D Bancorp, Inc. (Banks)	20	929
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	88	658

:: ProFund VP UltraSmall-Cap :: March 31, 2022

Common Stocks, continued

	Shares	Value
Finance Of America Cos., Inc.* - Class A (Thrifts & Mortgage Finance)	92	$280
Financial Institutions, Inc. (Banks)	79	2,380
Finch Therapeutics Group, Inc.* (Biotechnology)	38	191
First Advantage Corp.* (Professional Services)	277	5,593
First Bancorp (Banks)	173	7,226
First Bancorp (Banks)	1,001	13,133
First Bancshares, Inc. (Banks)	102	3,433
First Bank/Hamilton NJ (Banks)	78	1,109
First Busey Corp. (Banks)	253	6,411
First Commonwealth Financial Corp. (Banks)	474	7,186
First Community Bancshares, Inc. (Banks)	84	2,370
First Financial Bancorp (Banks)	466	10,741
First Financial Bankshares, Inc. (Banks)	653	28,810
First Financial Corp. (Banks)	57	2,467
First Foundation, Inc. (Banks)	252	6,121
First Internet Bancorp (Banks)	47	2,021
First Interstate BancSystem - Class A (Banks)	441	16,216
First Merchants Corp. (Banks)	270	11,232
First Mid Bancshares, Inc. (Banks)	84	3,233
First of Long Island Corp. (Banks)	113	2,199
First Watch Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	55	718
FirstCash Holdings, Inc. (Consumer Finance)	200	14,067
Fisker, Inc.* (Automobiles)	821	10,591
Five Star Bancorp (Banks)	63	1,783
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	262	11,109
Flexsteel Industries, Inc. (Household Durables)	32	618
Fluent, Inc.* (Media)	218	453
Fluidigm Corp.* (Life Sciences Tools & Services)	383	1,375
Fluor Corp.* (Construction & Engineering)	715	20,513
Flushing Financial Corp. (Banks)	146	3,263
Flywire Corp.* (IT Services)	283	8,654
Focus Financial Partners, Inc.* (Capital Markets)	327	14,957
Foghorn Therapeutics, Inc.* (Pharmaceuticals)	98	1,493
Forestar Group, Inc.* (Real Estate Management & Development)	87	1,545
Forian, Inc.* (Health Care Technology)	95	661
Forma Therapeutics Holdings, Inc.* (Biotechnology)	171	1,590
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	391	16,434
Forrester Research, Inc.* (Professional Services)	57	3,216
Forte Biosciences, Inc.* (Biotechnology)	57	83
Fortress Biotech, Inc.* (Biotechnology)	369	502
Forward Air Corp. (Air Freight & Logistics)	135	13,200
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	240	2,314
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	389	10,519
Fox Factory Holding Corp.* (Auto Components)	213	20,863
Franchise Group, Inc. (Diversified Consumer Services)	143	5,924
Franklin BSP Realty Trust, Inc. (Mortgage Real Estate Investment Trusts)	181	2,530
Franklin Covey Co.* (Professional Services)	63	2,849
Franklin Electric Co., Inc. (Machinery)	233	19,348
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	511	3,015
Frequency Therapeutics, Inc.* (Biotechnology)	163	346
Fresh Del Monte Produce, Inc. (Food Products)	169	4,379
Frontier Group Holdings, Inc.* (Airlines)	175	1,983
Frontline, Ltd.* (Oil, Gas & Consumable Fuels)	619	5,447
FRP Holdings, Inc.* (Real Estate Management & Development)	34	1,965
FS Bancorp, Inc. (Thrifts & Mortgage Finance)	36	1,116
FTC Solar, Inc.* (Electrical Equipment)	206	1,016
fuboTV, Inc.* (Interactive Media & Services)	681	4,474
FuelCell Energy, Inc.* (Electrical Equipment)	1,860	10,714
Fulcrum Therapeutics, Inc.* (Pharmaceuticals)	138	3,264
Fulgent Genetics, Inc.* (Health Care Providers & Services)	105	6,553
Full House Resorts, Inc.* (Hotels, Restaurants & Leisure)	165	1,586
Fulton Financial Corp. (Banks)	800	13,296
Funko, Inc.* (Distributors)	135	2,328
FutureFuel Corp. (Chemicals)	130	1,265
G1 Therapeutics, Inc.* (Biotechnology)	199	1,512
GAMCO Investors, Inc. - Class A (Capital Markets)	26	575
GAN, Ltd.* (Hotels, Restaurants & Leisure)	202	974
Gannett Co., Inc.* (Media)	708	3,193
Gatos Silver, Inc.* (Metals & Mining)	233	1,007
GATX Corp. (Trading Companies & Distributors)	178	21,952
GCM Grosvenor, Inc. - Class A (Capital Markets)	224	2,175
GCP Applied Technologies, Inc.* (Chemicals)	337	10,589
Gemini Therapeutics, Inc.* (Biotechnology)	110	153
Genco Shipping & Trading, Ltd. (Marine)	162	3,826
Generation Bio Co.* (Biotechnology)	220	1,615
Genesco, Inc.* (Specialty Retail)	72	4,580
Genius Brands International, Inc.* (Leisure Products)	1,420	1,448
Gentherm, Inc.* (Auto Components)	167	12,198
Genworth Financial, Inc.* (Insurance)	2,551	9,643
German American Bancorp, Inc. (Banks)	124	4,711
Geron Corp.* (Biotechnology)	1,533	2,085
Getty Realty Corp. (Equity Real Estate Investment Trusts)	205	5,867
Gevo, Inc.* (Oil, Gas & Consumable Fuels)	1,000	4,680
Gibraltar Industries, Inc.* (Building Products)	165	7,087

March 31, 2022 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	222	$6,005
Glacier Bancorp, Inc. (Banks)	554	27,855
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	186	4,096
Gladstone Land Corp. (Equity Real Estate Investment Trusts)	158	5,754
Glatfelter Corp. (Paper & Forest Products)	220	2,724
Glaukos Corp.* (Health Care Equipment & Supplies)	229	13,241
Global Blood Therapeutics, Inc.* (Biotechnology)	312	10,808
Global Industrial Co. (Trading Companies & Distributors)	64	2,063
Global Medical REIT, Inc. (Equity Real Estate Investment Trusts)	301	4,912
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	525	8,258
Global Water Resources, Inc. (Water Utilities)	64	1,065
Globalstar, Inc.* (Diversified Telecommunication Services)	3,054	4,489
GMS, Inc.* (Trading Companies & Distributors)	215	10,701
Gogo, Inc.* (Wireless Telecommunication Services)	297	5,661
Golar LNG, Ltd.* (Oil, Gas & Consumable Fuels)	510	12,638
Golden Entertainment, Inc.* (Hotels, Restaurants & Leisure)	86	4,994
Golden Nugget Online Gaming, Inc.* (Hotels, Restaurants & Leisure)	201	1,429
Goosehead Insurance, Inc. (Insurance)	91	7,150
GoPro, Inc.* - Class A (Household Durables)	648	5,527
Gorman-Rupp Co. (Machinery)	114	4,090
Gossamer Bio, Inc.* (Biotechnology)	313	2,717
GrafTech International, Ltd. (Electrical Equipment)	1,009	9,707
Graham Holdings Co. - Class B (Diversified Consumer Services)	19	11,618
Granite Construction, Inc. (Construction & Engineering)	230	7,544
Granite Point Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	269	2,991
Graphite Bio, Inc.* (Biotechnology)	148	755
Gray Television, Inc. (Media)	430	9,490
Great Ajax Corp. (Mortgage Real Estate Investment Trusts)	109	1,279
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	326	4,574
Great Southern Bancorp, Inc. (Banks)	51	3,010
Green Brick Partners, Inc.* (Household Durables)	155	3,063
Green Dot Corp.* - Class A (Consumer Finance)	269	7,392
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	240	7,442
GreenBox POS* (IT Services)	92	388
Greenhill & Co., Inc. (Capital Markets)	70	1,083
Greenlane Holdings, Inc.* - Class A (Distributors)	92	52
Greenlight Capital Re, Ltd.* - Class A (Insurance)	132	933
Greenwich Lifesciences, Inc.* (Biotechnology)	21	412
Greif, Inc. - Class A (Containers & Packaging)	130	8,458
Greif, Inc. - Class B (Containers & Packaging)	30	1,913
Grid Dynamics Holdings, Inc.* (IT Services)	229	3,224
Griffon Corp. (Building Products)	260	5,208
Gritstone bio, Inc.* (Biotechnology)	215	886
Group 1 Automotive, Inc. (Specialty Retail)	84	14,098
Groupon, Inc.* (Internet & Direct Marketing Retail)	119	2,288
GrowGeneration Corp.* (Specialty Retail)	279	2,570
GT Biopharma, Inc.* (Biotechnology)	89	256
GTY Technology Holdings, Inc.* (Software)	162	523
Guaranty Bancshares, Inc. (Banks)	40	1,400
Guess?, Inc. (Specialty Retail)	203	4,436
H&E Equipment Services, Inc. (Trading Companies & Distributors)	162	7,050
H.B. Fuller Co. (Chemicals)	266	17,575
Haemonetics Corp.* (Health Care Equipment & Supplies)	254	16,058
Hall of Fame Resort & Entertainment Co.* (Hotels, Restaurants & Leisure)	280	311
Halozyme Therapeutics, Inc.* (Biotechnology)	696	27,755
Hamilton Beach Brands Holding Co. - Class A (Household Durables)	37	430
Hamilton Lane, Inc. (Capital Markets)	175	13,526
Hancock Whitney Corp. (Banks)	435	22,685
Hanger, Inc.* (Health Care Providers & Services)	189	3,464
Hanmi Financial Corp. (Banks)	154	3,790
Hannon Armstrong Sustainable Infrastructure Capital, Inc. - Class I (Mortgage Real Estate Investment Trusts)	386	18,308
HarborOne Bancorp, Inc. (Banks)	237	3,323
Harmonic, Inc.* (Communications Equipment)	456	4,236
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	116	5,643
Harpoon Therapeutics, Inc.* (Biotechnology)	94	467
Harsco Corp.* (Machinery)	394	4,823
Harvard Bioscience, Inc.* (Life Sciences Tools & Services)	198	1,230
Haverty Furniture Cos., Inc. (Specialty Retail)	82	2,248
Hawaiian Holdings, Inc.* (Airlines)	254	5,004
Hawkins, Inc. (Chemicals)	97	4,452
Haynes International, Inc. (Metals & Mining)	62	2,641
HBT Financial, Inc. (Banks)	51	927
HCI Group, Inc. (Insurance)	28	1,909
Health Catalyst, Inc.* (Health Care Technology)	263	6,872
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	742	20,390
Healthcare Services Group, Inc. (Commercial Services & Supplies)	377	7,001

:: ProFund VP UltraSmall-Cap :: March 31, 2022

Common Stocks, continued

	Shares	Value
HealthEquity, Inc.* (Health Care Providers & Services)	412	$27,785
HealthStream, Inc.* (Health Care Technology)	127	2,530
Heartland Express, Inc. (Road & Rail)	237	3,335
Heartland Financial USA, Inc. (Banks)	203	9,709
Hecla Mining Co. (Metals & Mining)	2,674	17,568
Heidrick & Struggles International, Inc. (Professional Services)	97	3,839
Helen of Troy, Ltd.* (Household Durables)	121	23,698
Helios Technologies, Inc. (Machinery)	163	13,081
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	720	3,442
Helmerich & Payne, Inc. (Energy Equipment & Services)	518	22,159
Hemisphere Media Group, Inc.* (Media)	81	370
Herc Holdings, Inc. (Trading Companies & Distributors)	126	21,053
Heritage Commerce Corp. (Banks)	294	3,308
Heritage Financial Corp. (Banks)	174	4,360
Heritage Insurance Holdings, Inc. (Insurance)	130	928
Heritage-Crystal Clean, Inc.* (Commercial Services & Supplies)	79	2,339
Heron Therapeutics, Inc.* (Biotechnology)	465	2,660
Hersha Hospitality Trust* (Equity Real Estate Investment Trusts)	162	1,471
Heska Corp.* (Health Care Equipment & Supplies)	49	6,776
HF Foods Group, Inc.* (Food & Staples Retailing)	188	1,252
Hibbett, Inc. (Specialty Retail)	69	3,059
HighPeak Energy, Inc. (Oil, Gas & Consumable Fuels)	26	577
Hillenbrand, Inc. (Machinery)	367	16,210
Hilltop Holdings, Inc. (Banks)	311	9,143
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	430	22,364
Hingham Institution For Savings The (Thrifts & Mortgage Finance)	7	2,402
HireQuest, Inc. (Professional Services)	26	497
HireRight Holdings Corp.* (Professional Services)	113	1,932
HNI Corp. (Commercial Services & Supplies)	219	8,114
Home Bancorp, Inc. (Thrifts & Mortgage Finance)	38	1,550
Home BancShares, Inc. (Banks)	767	17,334
Home Point Capital, Inc. (Thrifts & Mortgage Finance)	37	115
HomeStreet, Inc. (Thrifts & Mortgage Finance)	98	4,643
HomeTrust Bancshares, Inc. (Banks)	75	2,215
Homology Medicines, Inc.* (Biotechnology)	211	641
Honest Co., Inc. (The)* (Personal Products)	428	2,230
Hooker Furnishings Corp. (Household Durables)	59	1,117
Hookipa Pharma, Inc.* (Biotechnology)	97	221
Hope Bancorp, Inc. (Banks)	583	9,375
Horace Mann Educators Corp. (Insurance)	210	8,784
Horizon Bancorp, Inc. (Banks)	215	4,014
Hostess Brands, Inc.* (Food Products)	695	15,247
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	640	13,445
Houlihan Lokey, Inc. (Capital Markets)	257	22,564
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	26	1,537
Hub Group, Inc.* - Class A (Air Freight & Logistics)	167	12,894
Humanigen, Inc.* (Biotechnology)	245	737
Huron Consulting Group, Inc.* (Professional Services)	109	4,993
Hydrofarm Holdings Group, Inc.* (Machinery)	198	3,000
Hyliion Holdings Corp.* (Machinery)	590	2,614
HyreCar, Inc.* (Diversified Consumer Services)	89	212
Hyster-Yale Materials Handling, Inc. (Machinery)	50	1,661
I3 Verticals, Inc.* - Class A (IT Services)	108	3,009
IBEX, Ltd.* (Commercial Services & Supplies)	28	446
iBio, Inc.* (Biotechnology)	1,087	465
iCAD, Inc.* (Health Care Technology)	110	491
ICF International, Inc. (Professional Services)	93	8,755
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	141	5,022
Icosavax, Inc.* (Biotechnology)	122	859
Ideanomics, Inc.* (Software)	2,447	2,741
Ideaya Biosciences, Inc.* (Biotechnology)	165	1,846
Identiv, Inc.* (Electronic Equipment, Instruments & Components)	108	1,746
IDT Corp.* - Class B (Diversified Telecommunication Services)	73	2,489
IES Holdings, Inc.* (Construction & Engineering)	44	1,769
IGM Biosciences, Inc.* (Biotechnology)	41	1,096
iHeartMedia, Inc.* - Class A (Media)	563	10,658
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	533	38,636
Ikena Oncology, Inc.* (Biotechnology)	139	848
Imago Biosciences, Inc.* (Biotechnology)	101	1,946
IMAX Corp.* (Entertainment)	251	4,751
Immuneering Corp.* - Class A (Biotechnology)	96	621
Immunic, Inc.* (Biotechnology)	94	1,062
ImmunityBio, Inc.* (Biotechnology)	349	1,958
ImmunoGen, Inc.* (Biotechnology)	1,081	5,146
Immunovant, Inc.* (Biotechnology)	205	1,130
Impel Neuropharma, Inc.* (Biotechnology)	32	204
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	95	6,036
Inari Medical, Inc.* (Health Care Equipment & Supplies)	173	15,681
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,112	29,400
Independent Bank Corp. (Banks)	103	2,266
Independent Bank Corp. (Banks)	230	18,789
Independent Bank Group, Inc. (Banks)	187	13,307
Indus Realty Trust, Inc. (Real Estate Management & Development)	29	2,120
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts)	327	7,413

March 31, 2022 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
Infinera Corp.* (Communications Equipment)	920	$7,976
Infinity Pharmaceuticals, Inc.* (Biotechnology)	440	502
Infrastructure and Energy Alternatives, Inc.* (Construction & Engineering)	138	1,635
InfuSystem Holdings, Inc.* (Health Care Providers & Services)	91	892
Ingevity Corp.* (Chemicals)	200	12,814
Ingles Markets, Inc. (Food & Staples Retailing)	71	6,323
Inhibrx, Inc.* (Biotechnology)	140	3,119
Innospec, Inc. (Chemicals)	123	11,384
Innovage Holding Corp.* (Health Care Providers & Services)	92	591
INNOVATE Corp.* (Construction & Engineering)	238	878
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts)	119	24,443
Innoviva, Inc.* (Pharmaceuticals)	218	4,218
Inogen, Inc.* (Health Care Equipment & Supplies)	100	3,242
Inotiv, Inc.* (Life Sciences Tools & Services)	88	2,304
Inovio Pharmaceuticals, Inc.* (Biotechnology)	1,040	3,734
Inozyme Pharma, Inc.* (Biotechnology)	72	294
Inseego Corp.* (Communications Equipment)	429	1,737
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	174	18,674
Insmed, Inc.* (Biotechnology)	594	13,959
Insperity, Inc. (Professional Services)	183	18,377
Inspire Medical Systems, Inc.* (Health Care Technology)	135	34,653
Installed Building Products, Inc. (Household Durables)	119	10,054
Insteel Industries, Inc. (Building Products)	94	3,477
Instil Bio, Inc.* (Biotechnology)	272	2,924
Instructure Holdings, Inc.* (Software)	61	1,224
Intapp, Inc.* (Software)	70	1,681
Integer Holdings Corp.* (Health Care Equipment & Supplies)	165	13,294
Integral Ad Science Holding Corp.* (Technology Hardware, Storage & Peripherals)	162	2,236
Intellia Therapeutics, Inc.* (Biotechnology)	351	25,506
Inter Parfums, Inc. (Personal Products)	90	7,925
Intercept Pharmaceuticals, Inc.* (Biotechnology)	126	2,050
InterDigital, Inc. (Communications Equipment)	156	9,953
Interface, Inc. (Commercial Services & Supplies)	292	3,962
International Bancshares Corp. (Banks)	271	11,439
International Game Technology PLC (Hotels, Restaurants & Leisure)	503	12,414
International Money Express, Inc.* (IT Services)	163	3,359
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	231	4,167
Intersect ENT, Inc.* (Pharmaceuticals)	167	4,678
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	404	24,721
Intrepid Potash, Inc.* (Chemicals)	50	4,107
Invacare Corp.* (Health Care Equipment & Supplies)	169	238
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	1,580	3,602
Investors Bancorp, Inc. (Banks)	1,151	17,184
Investors Title Co. (Insurance)	7	1,422
Invitae Corp.* (Biotechnology)	1,008	8,034
iRadimed Corp. (Health Care Equipment & Supplies)	32	1,435
iRhythm Technologies, Inc.* (Health Care Equipment & Supplies)	148	23,307
Iridium Communications, Inc.* (Diversified Telecommunication Services)	594	23,951
iRobot Corp.* (Household Durables)	135	8,559
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	738	9,284
IsoPlexis Corp.* (Life Sciences Tools & Services)	42	144
iStar, Inc. (Equity Real Estate Investment Trusts)	338	7,913
iTeos Therapeutics, Inc.* (Biotechnology)	102	3,282
Iteris, Inc.* (Electronic Equipment, Instruments & Components)	213	635
Itron, Inc.* (Electronic Equipment, Instruments & Components)	228	12,011
IVERIC bio, Inc.* (Biotechnology)	579	9,745
J & J Snack Foods Corp. (Food Products)	74	11,477
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	107	9,995
James River Group Holdings, Ltd. (Insurance)	184	4,552
Janux Therapeutics, Inc.* (Biotechnology)	89	1,276
JELD-WEN Holding, Inc.* (Building Products)	460	9,329
JFrog, Ltd.* (Software)	270	7,277
JOANN, Inc. (Specialty Retail)	56	639
John B Sanfilippo & Son, Inc. (Food Products)	45	3,755
John Bean Technologies Corp. (Machinery)	158	18,718
John Wiley & Sons, Inc. - Class A (Media)	217	11,508
Johnson Outdoors, Inc. - Class A (Leisure Products)	26	2,021
Jounce Therapeutics, Inc.* (Biotechnology)	166	1,127
Kadant, Inc. (Machinery)	58	11,263
Kaiser Aluminum Corp. (Metals & Mining)	80	7,533
Kala Pharmaceuticals, Inc.* (Pharmaceuticals)	246	339
Kaleido Biosciences, Inc.* (Pharmaceuticals)	97	160
Kaltura, Inc.* (Software)	277	496
KalVista Pharmaceuticals, Inc.* (Biotechnology)	113	1,666
Kaman Corp. - Class A (Trading Companies & Distributors)	139	6,044
KAR Auction Services, Inc.* (Commercial Services & Supplies)	608	10,974
Karat Packaging, Inc.* (Trading Companies & Distributors)	23	457
Karuna Therapeutics, Inc.* (Biotechnology)	112	14,200

:: ProFund VP UltraSmall-Cap :: March 31, 2022

Common Stocks, continued

	Shares	Value
Karyopharm Therapeutics, Inc.* (Biotechnology)	362	$2,668
KB Home (Household Durables)	400	12,952
KBR, Inc. (Professional Services)	712	38,967
Kearny Financial Corp. (Thrifts & Mortgage Finance)	331	4,263
Kelly Services, Inc. - Class A (Professional Services)	177	3,839
KemPharm, Inc.* (Pharmaceuticals)	149	749
Kennametal, Inc. (Machinery)	421	12,045
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	598	14,585
Keros Therapeutics, Inc.* (Biotechnology)	79	4,296
Kezar Life Sciences, Inc.* (Biotechnology)	190	3,158
Kforce, Inc. (Professional Services)	102	7,545
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	121	2,419
Kimball International, Inc. - Class B (Commercial Services & Supplies)	182	1,538
Kiniksa Pharmaceuticals, Ltd.* - Class A (Biotechnology)	147	1,461
Kinnate Biopharma, Inc.* (Biotechnology)	129	1,453
Kinsale Capital Group, Inc. (Insurance)	108	24,626
Kirkland's, Inc.* (Specialty Retail)	64	595
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	1,092	24,865
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts)	178	3,669
Knowles Corp.* (Electronic Equipment, Instruments & Components)	443	9,538
Kodiak Sciences, Inc.* (Biotechnology)	168	1,297
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	261	10,792
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	390	987
Koppers Holdings, Inc. (Chemicals)	104	2,862
Korn Ferry (Professional Services)	271	17,599
Kosmos Energy, Ltd.* (Oil, Gas & Consumable Fuels)	2,257	16,228
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	617	12,636
Krispy Kreme, Inc. (Hotels, Restaurants & Leisure)	428	6,356
Kronos Bio, Inc.* (Chemicals)	195	1,410
Kronos Worldwide, Inc. (Chemicals)	112	1,738
Krystal Biotech, Inc.* (Biotechnology)	101	6,721
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	308	17,254
Kura Oncology, Inc.* (Biotechnology)	320	5,146
Kura Sushi USA, Inc.* - Class A (Hotels, Restaurants & Leisure)	23	1,268
KVH Industries, Inc.* (Communications Equipment)	76	692
Kymera Therapeutics, Inc.* (Biotechnology)	173	7,321
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	572	6,790
Laird Superfood, Inc.* (Food Products)	32	116
Lakeland Bancorp, Inc. (Banks)	308	5,144
Lakeland Financial Corp. (Banks)	123	8,979
Lancaster Colony Corp. (Food Products)	96	14,318
Landec Corp.* (Food Products)	132	1,529
Landos Biopharma, Inc.* (Pharmaceuticals)	24	35
Lands' End, Inc.* (Internet & Direct Marketing Retail)	72	1,218
Landsea Homes Corp.* (Household Durables)	54	462
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	339	18,750
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	63	4,986
Latham Group, Inc.* (Leisure Products)	215	2,847
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	683	41,629
Laureate Education, Inc. - Class A (Diversified Consumer Services)	500	5,925
Lawson Products, Inc.* (Trading Companies & Distributors)	25	964
La-Z-Boy, Inc. (Household Durables)	221	5,828
Lazydays Holdings, Inc.* (Specialty Retail)	39	787
LCI Industries (Auto Components)	125	12,976
Legacy Housing Corp.* (Household Durables)	40	858
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	95	4,415
LendingClub Corp.* (Consumer Finance)	504	7,953
LendingTree, Inc.* (Thrifts & Mortgage Finance)	58	6,941
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	352	736
LGI Homes, Inc.* (Household Durables)	109	10,647
LHC Group, Inc.* (Health Care Providers & Services)	154	25,964
Liberty Latin America, Ltd.* - Class A (Media)	204	1,979
Liberty Latin America, Ltd.* - Class C (Media)	778	7,461
Liberty Media Corp-Liberty Braves* - Class A (Entertainment)	50	1,439
Liberty Media Corp-Liberty Braves* - Class C (Entertainment)	184	5,135
Liberty Oilfield Services, Inc.* (Energy Equipment & Services)	466	6,906
Liberty TripAdvisor Holdings, Inc.* - Class A (Interactive Media & Services)	367	752
Life Time Group Holdings, Inc.* (Hotels, Restaurants & Leisure)	196	2,850
LifeStance Health Group, Inc.* (Health Care Providers & Services)	362	3,660
Lifetime Brands, Inc. (Household Durables)	64	822
Ligand Pharmaceuticals, Inc.* (Biotechnology)	76	8,549
Limelight Networks, Inc.* (IT Services)	629	3,283
Limoneira Co. (Food Products)	79	1,160
Lindblad Expeditions Holdings, Inc.* (Hotels, Restaurants & Leisure)	154	2,322
Lindsay Corp. (Machinery)	55	8,636
Lineage Cell Therapeutics, Inc.* (Biotechnology)	631	972
Lions Gate Entertainment Corp.* - Class A (Entertainment)	293	4,761
Lions Gate Entertainment Corp.* - Class B (Entertainment)	594	8,928
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	116	1,986

March 31, 2022 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
LivaNova PLC* (Health Care Equipment & Supplies)	269	$22,012
Live Oak Bancshares, Inc. (Banks)	160	8,142
Livent Corp.* (Chemicals)	815	21,247
LiveOne, Inc.* (Entertainment)	306	250
LivePerson, Inc.* (Software)	331	8,083
LiveRamp Holdings, Inc.* (IT Services)	332	12,413
LL Flooring Holdings, Inc.* (Specialty Retail)	144	2,019
Lordstown Motors Corp.* - Class A (Automobiles)	781	2,663
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	196	7,540
Lucid Diagnostics, Inc.* (Health Care Equipment & Supplies)	25	84
Lulu's Fashion Lounge Holdings, Inc.* (Internet & Direct Marketing Retail)	29	197
Luna Innovations, Inc.* (Electronic Equipment, Instruments & Components)	155	1,195
Luther Burbank Corp. (Thrifts & Mortgage Finance)	78	1,037
Luxfer Holdings PLC (Machinery)	139	2,335
LXP Industrial Trust (Equity Real Estate Investment Trusts)	1,406	22,074
Lyell Immunopharma, Inc.* (Biotechnology)	746	3,767
M.D.C Holdings, Inc. (Household Durables)	288	10,898
M/I Homes, Inc.* (Household Durables)	144	6,386
Macatawa Bank Corp. (Banks)	132	1,189
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	249	14,908
MacroGenics, Inc.* (Biotechnology)	301	2,652
Macy's, Inc. (Multiline Retail)	1,517	36,954
Madison Square Garden Entertainment Corp.* (Entertainment)	131	10,914
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	59	5,789
Magenta Therapeutics, Inc.* (Biotechnology)	150	435
Magnite, Inc.* (Media)	653	8,626
Magnolia Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	725	17,146
Maiden Holdings, Ltd.* (Insurance)	350	844
Malibu Boats, Inc.* (Leisure Products)	104	6,033
MannKind Corp.* (Biotechnology)	1,242	4,571
ManTech International Corp. - Class A (Professional Services)	138	11,894
Marathon Digital Holdings, Inc.* (IT Services)	480	13,416
Marcus & Millichap, Inc. (Real Estate Management & Development)	119	6,269
Marine Products Corp. (Leisure Products)	41	474
MarineMax, Inc.* (Specialty Retail)	106	4,268
Marinus Pharmaceuticals, Inc.* (Pharmaceuticals)	186	1,739
Marrone Bio Innovations, Inc.* (Chemicals)	509	550
Marten Transport, Ltd. (Road & Rail)	299	5,310
Masonite International Corp.* (Building Products)	120	10,673
MasterCraft Boat Holdings, Inc.* (Leisure Products)	92	2,264
Matador Resources Co. (Oil, Gas & Consumable Fuels)	557	29,510
Materion Corp. (Metals & Mining)	102	8,745
Matrix Service Co.* (Construction & Engineering)	132	1,085
Matson, Inc. (Marine)	209	25,211
Matthews International Corp. - Class A (Commercial Services & Supplies)	156	5,048
MAX Holdings, Inc. (Real Estate Management & Development)	93	2,579
Maxar Technologies, Inc. (Aerospace & Defense)	365	14,403
MaxCyte, Inc.* (Biotechnology)	503	3,516
MAXIMUS, Inc. (IT Services)	309	23,160
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	357	20,831
Mayville Engineering Co., Inc.* (Machinery)	45	422
MBIA, Inc.* (Insurance)	241	3,709
McGrath RentCorp (Commercial Services & Supplies)	122	10,368
MedAvail Holdings, Inc.* (Food & Staples Retailing)	61	59
MediaAlpha, Inc.* - Class A (Interactive Media & Services)	107	1,771
Medifast, Inc. (Personal Products)	58	9,905
MEDNAX, Inc.* (Health Care Providers & Services)	383	8,993
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	146	23,885
MEI Pharma, Inc.* (Biotechnology)	643	387
MeiraGTx Holdings PLC* (Biotechnology)	149	2,064
Mercantile Bank Corp. (Banks)	78	2,763
Merchants Bancorp (Thrifts & Mortgage Finance)	74	2,026
Meridian Bioscience, Inc.* (Health Care Equipment & Supplies)	215	5,581
MeridianLink, Inc.* (Software)	114	2,063
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	258	17,162
Meritage Homes Corp.* (Household Durables)	186	14,737
Meritor, Inc.* (Machinery)	341	12,129
Mersana Therapeutics, Inc.* (Biotechnology)	360	1,436
Mesa Air Group, Inc.* (Airlines)	174	766
Mesa Laboratories, Inc. (Health Care Equipment & Supplies)	25	6,372
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	148	8,128
Meta Materials, Inc.* (Semiconductors & Semiconductor Equipment)	1,019	1,702
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	186	8,045
Metrocity Bankshares, Inc. (Banks)	96	2,254
MetroMile, Inc.* (Insurance)	574	758
Metropolitan Bank Holding Corp.* (Banks)	51	5,190
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	2,227	8,975
MGE Energy, Inc. (Electric Utilities)	184	14,681
MGP Ingredients, Inc. (Beverages)	71	6,077
MicroStrategy, Inc.* (Software)	47	22,857
MicroVision, Inc.* (Electronic Equipment, Instruments & Components)	827	3,862

:: ProFund VP UltraSmall-Cap :: March 31, 2022

Common Stocks, continued

	Shares	Value
Mid Penn Bancorp, Inc. (Banks)	71	$1,904
Middlesex Water Co. (Water Utilities)	87	9,150
Midland States Bancorp, Inc. (Banks)	107	3,088
MidwestOne Financial Group, Inc. (Banks)	72	2,383
Miller Industries, Inc. (Machinery)	56	1,577
MillerKnoll, Inc. (Commercial Services & Supplies)	374	12,925
Mimecast, Ltd.* (Software)	312	24,823
MiMedx Group, Inc.* (Biotechnology)	559	2,633
Mind Medicine MindMed, Inc.* (Pharmaceuticals)	1,620	1,798
Minerals Technologies, Inc. (Chemicals)	167	11,047
MiNK Therapeutics, Inc.* (Biotechnology)	10	23
Mirum Pharmaceuticals, Inc.* (Biotechnology)	18	396
Mission Produce, Inc.* (Food Products)	187	2,366
Mistras Group, Inc.* (Professional Services)	100	661
Mitek System, Inc.* (Software)	216	3,169
Model N, Inc.* (Software)	182	4,896
Modine Manufacturing Co.* (Auto Components)	252	2,271
ModivCare, Inc.* (Health Care Providers & Services)	63	7,270
Moelis & Co. (Capital Markets)	308	14,461
Molecular Templates, Inc.* (Biotechnology)	186	642
Momentive Global, Inc.* (Software)	666	10,829
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	66	5,757
MoneyGram International, Inc.* (IT Services)	450	4,752
Monro, Inc. (Specialty Retail)	167	7,405
Monte Rosa Therapeutics, Inc.* (Biotechnology)	145	2,033
Montrose Environmental Group, Inc.* (Commercial Services & Supplies)	132	6,987
Moog, Inc. - Class A (Aerospace & Defense)	146	12,819
Morphic Holding, Inc.* (Biotechnology)	106	4,256
Motorcar Parts of America, Inc.* (Auto Components)	94	1,676
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	79	3,085
MP Materials Corp.* (Metals & Mining)	382	21,904
Mr Cooper Group, Inc.* (Thrifts & Mortgage Finance)	311	14,203
MRC Global, Inc.* (Trading Companies & Distributors)	405	4,824
Mueller Industries, Inc. (Machinery)	283	15,330
Mueller Water Products, Inc. - Class A (Machinery)	784	10,129
Multiplan Corp.* (Health Care Technology)	1,641	7,680
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	737	29,767
Murphy USA, Inc. (Specialty Retail)	117	23,394
Mustang Bio, Inc.* (Biotechnology)	374	378
MVB Financial Corp. (Banks)	51	2,117
Myers Industries, Inc. (Containers & Packaging)	182	3,931
MYR Group, Inc.* (Construction & Engineering)	83	7,805
Myriad Genetics, Inc.* (Biotechnology)	399	10,055
Nabors Industries, Ltd.* (Energy Equipment & Services)	36	5,498
NanoString Technologies, Inc.* (Life Sciences Tools & Services)	228	7,923
Nanthealth, Inc.* (Health Care Technology)	135	102
Napco Security Technologies, Inc.* (Electronic Equipment, Instruments & Components)	146	2,996
Nathan's Famous, Inc. (Hotels, Restaurants & Leisure)	14	758
National Bank Holdings Corp. (Banks)	145	5,841
National Beverage Corp. (Beverages)	118	5,133
National CineMedia, Inc. (Media)	302	767
National Energy Services Reunited Corp.* (Energy Equipment & Services)	191	1,604
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	220	12,982
National Healthcare Corp. (Health Care Providers & Services)	63	4,424
National Presto Industries, Inc. (Aerospace & Defense)	26	2,001
National Research Corp. (Health Care Providers & Services)	70	2,776
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	409	25,669
National Vision Holdings, Inc.* (Specialty Retail)	417	18,168
National Western Life Group, Inc. - Class A (Insurance)	13	2,735
Natural Grocers by Vitamin Cottage, Inc. (Food & Staples Retailing)	46	902
Nature's Sunshine Products, Inc.* (Personal Products)	60	1,009
Natus Medical, Inc.* (Health Care Equipment & Supplies)	170	4,468
Nautilus, Inc.* (Leisure Products)	153	630
Navient Corp. (Consumer Finance)	761	12,967
NBT Bancorp, Inc. (Banks)	212	7,660
Neenah, Inc. (Paper & Forest Products)	85	3,371
Nelnet, Inc. - Class A (Consumer Finance)	85	7,224
NEOGAMES SA* (Hotels, Restaurants & Leisure)	52	802
Neogen Corp.* (Health Care Equipment & Supplies)	542	16,715
NeoGenomics, Inc.* (Life Sciences Tools & Services)	570	6,926
Neoleukin Therapeutics, Inc.* (Biotechnology)	177	333
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	262	3,985
NETGEAR, Inc.* (Communications Equipment)	146	3,603
NetScout Systems, Inc.* (Communications Equipment)	353	11,324
NETSTREIT Corp. (Equity Real Estate Investment Trusts)	200	4,488
Neuronetics, Inc.* (Health Care Equipment & Supplies)	128	388
NeuroPace, Inc.* (Health Care Equipment & Supplies)	36	296
Nevro Corp.* (Health Care Equipment & Supplies)	174	12,585
New Jersey Resources Corp. (Gas Utilities)	486	22,288

March 31, 2022 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,910	$6,972
NewAge, Inc.* (Beverages)	677	393
Newmark Group, Inc. (Real Estate Management & Development)	846	13,468
Newpark Resources, Inc.* (Energy Equipment & Services)	454	1,662
NexImmune, Inc.* (Biotechnology)	89	375
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts)	112	10,115
NextGen Healthcare, Inc.* (Health Care Technology)	282	5,897
NexTier Oilfield Solutions, Inc.* (Energy Equipment & Services)	870	8,039
NGM Biopharmaceuticals, Inc.* (Pharmaceuticals)	158	2,410
NI Holdings, Inc.* (Insurance)	43	729
Nicolet Bankshares, Inc.* (Banks)	61	5,708
Nikola Corp.* (Machinery)	1,149	12,306
Nkarta, Inc.* (Biotechnology)	71	808
NL Industries, Inc. (Commercial Services & Supplies)	42	302
nLight, Inc.* (Electronic Equipment, Instruments & Components)	220	3,815
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	422	8,702
NN, Inc.* (Machinery)	215	619
Noodles & Co.* (Hotels, Restaurants & Leisure)	205	1,224
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	846	1,802
Northern Oil And Gas, Inc. (Oil, Gas & Consumable Fuels)	308	8,683
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	221	3,174
Northrim Bancorp, Inc. (Banks)	30	1,307
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	616	8,322
Northwest Natural Holding Co. (Gas Utilities)	154	7,965
Northwest Pipe Co.* (Construction & Engineering)	49	1,247
NorthWestern Corp. (Multi-Utilities)	273	16,514
Novagold Resources, Inc.* (Metals & Mining)	1,192	9,214
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	177	25,185
NOW, Inc.* (Trading Companies & Distributors)	555	6,122
Nu Skin Enterprises, Inc. - Class A (Personal Products)	250	11,970
Nurix Therapeutics, Inc.* (Biotechnology)	158	2,214
Nuvalent, Inc.* - Class A (Biotechnology)	92	1,278
NuVasive, Inc.* (Health Care Equipment & Supplies)	261	14,799
Nuvation Bio, Inc.* (Pharmaceuticals)	800	4,208
NV5 Global, Inc.* (Construction & Engineering)	66	8,798
NVE Corp. (Semiconductors & Semiconductor Equipment)	24	1,307
Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels)	100	14,630
Oceaneering International, Inc.* (Energy Equipment & Services)	501	7,595
Oceanfirst Financial Corp. (Thrifts & Mortgage Finance)	293	5,889
Ocugen, Inc.* (Biotechnology)	929	3,066
Ocular Therapeutix, Inc.* (Pharmaceuticals)	386	1,911
Ocwen Financial Corp.* (Thrifts & Mortgage Finance)	41	974
Office Properties Income Trust (Equity Real Estate Investment Trusts)	241	6,201
OFG Bancorp (Banks)	247	6,580
O-I Glass, Inc.* (Containers & Packaging)	783	10,319
Oil States International, Inc.* (Energy Equipment & Services)	305	2,120
Oil-Dri Corp. of America (Household Products)	26	745
Old National Bancorp (Banks)	1,481	24,259
Old Second Bancorp, Inc. (Banks)	140	2,031
Olema Pharmaceuticals, Inc.* (Biotechnology)	129	550
Olympic Steel, Inc. (Metals & Mining)	47	1,808
Omega Flex, Inc. (Machinery)	16	2,078
Omega Therapeutics, Inc.* (Biotechnology)	112	699
Omeros Corp.* (Pharmaceuticals)	303	1,821
Omnicell, Inc.* (Health Care Technology)	220	28,488
ON24, Inc.* (Software)	139	1,828
Oncocyte Corp.* (Biotechnology)	303	451
Oncorus, Inc.* (Biotechnology)	103	183
Oncternal Therapeutics, Inc.* (Biotechnology)	223	310
ONE Gas, Inc. (Gas Utilities)	265	23,384
ONE Group Hospitality, Inc.* (Hotels, Restaurants & Leisure)	104	1,093
One Liberty Properties, Inc. (Equity Real Estate Investment Trusts)	81	2,494
OneSpan, Inc.* (Software)	177	2,556
OneSpaWorld Holdings, Ltd.* (Diversified Consumer Services)	269	2,744
Onewater Marine, Inc. (Specialty Retail)	55	1,895
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	245	21,288
Ontrak, Inc.* (Health Care Providers & Services)	59	134
Ooma, Inc.* (Diversified Telecommunication Services)	112	1,679
Open Lending Corp.* - Class A (Capital Markets)	525	9,928
OPKO Health, Inc.* (Biotechnology)	2,010	6,914
Oportun Financial Corp.* (Consumer Finance)	107	1,537
Oppenheimer Holdings, Inc. - Class A (Capital Markets)	46	2,005
OptimizeRx Corp.* (Health Care Technology)	86	3,243
Option Care Health, Inc.* (Health Care Providers & Services)	800	22,848
Oramed Pharmaceuticals, Inc.* (Pharmaceuticals)	188	1,626
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	360	2,441
Orchid Island Capital, Inc. (Mortgage Real Estate Investment Trusts)	684	2,223

:: ProFund VP UltraSmall-Cap :: March 31, 2022

Common Stocks, continued

	Shares	Value
Organogenesis Holdings, Inc.* (Biotechnology)	349	$2,659
ORIC Pharmaceuticals, Inc.* (Biotechnology)	159	849
Origin Bancorp, Inc. (Banks)	113	4,779
Orion Engineered Carbons SA (Chemicals)	305	4,871
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	228	18,657
Orrstown Financial Services, Inc. (Banks)	55	1,261
Ortho Clinical Diagnostics Holdings PLC* (Health Care Equipment & Supplies)	606	11,308
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	95	3,107
OrthoPediatrics Corp.* (Health Care Equipment & Supplies)	70	3,779
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	84	7,150
Otter Tail Corp. (Electric Utilities)	207	12,938
Ouster, Inc.* (Electronic Equipment, Instruments & Components)	642	2,889
Outbrain, Inc.* (Interactive Media & Services)	122	1,309
Outfront Media, Inc. (Equity Real Estate Investment Trusts)	732	20,811
Outlook Therapeutics, Inc.* (Biotechnology)	573	1,020
Outset Medical, Inc.* (Health Care Equipment & Supplies)	236	10,714
Overstock.com, Inc.* (Internet & Direct Marketing Retail)	216	9,505
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	1,319	71,319
Owens & Minor, Inc. (Health Care Providers & Services)	365	16,067
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	81	7,331
Oyster Point Pharma, Inc.* (Biotechnology)	56	652
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	978	8,900
Pacific Premier Bancorp, Inc. (Banks)	472	16,685
Pacira BioSciences, Inc.* (Pharmaceuticals)	222	16,943
Pactiv Evergreen, Inc. (Containers & Packaging)	216	2,173
PagerDuty, Inc.* (Software)	418	14,291
Palomar Holdings, Inc.* (Insurance)	124	7,935
PAM Transportation Services, Inc.* (Road & Rail)	36	1,251
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	166	17,476
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	225	2,930
PAR Technology Corp.* (Electronic Equipment, Instruments & Components)	127	5,123
Paragon 28, Inc.* (Health Care Equipment & Supplies)	46	770
Paramount Group, Inc. (Equity Real Estate Investment Trusts)	939	10,244
Paratek Pharmaceuticals, Inc.* (Pharmaceuticals)	246	731
Park Aerospace Corp. (Aerospace & Defense)	98	1,279
Park National Corp. (Banks)	72	9,459
Park-Ohio Holdings Corp. (Machinery)	43	605
Parsons Corp.* (Aerospace & Defense)	132	5,108
Party City Holdco, Inc.* (Specialty Retail)	556	1,990
Passage Bio, Inc.* (Biotechnology)	187	580
Patrick Industries, Inc. (Auto Components)	114	6,874
Patterson Cos., Inc. (Health Care Providers & Services)	431	13,951
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	939	14,536
PAVmed, Inc.* (Health Care Equipment & Supplies)	366	483
Paya Holdings, Inc.* (IT Services)	431	2,526
PBF Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	485	11,819
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	56	2,934
PCSB Financial Corp. (Thrifts & Mortgage Finance)	63	1,204
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)	490	35,613
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	151	4,208
Peabody Energy Corp.* (Oil, Gas & Consumable Fuels)	448	10,989
Peapack Gladstone Financial Corp. (Banks)	89	3,093
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	654	16,010
Pennymac Financial Services, Inc. (Thrifts & Mortgage Finance)	151	8,033
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	493	8,327
Peoples Bancorp, Inc. (Banks)	128	4,008
Peoples Financial Services Corp. (Banks)	35	1,767
Perdoceo Education Corp.* (Diversified Consumer Services)	354	4,064
Perficient, Inc.* (IT Services)	164	18,055
Performance Food Group Co.* (Food & Staples Retailing)	763	38,844
Perpetua Resources Corp.* (Metals & Mining)	163	668
Personalis, Inc.* (Life Sciences Tools & Services)	181	1,482
Petiq, Inc.* (Health Care Providers & Services)	135	3,294
PetMed Express, Inc. (Internet & Direct Marketing Retail)	102	2,632
PGT Innovations, Inc.* (Building Products)	290	5,214
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	102	1,388
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	103	2,055
Phillips Edison & Co., Inc. (Equity Real Estate Investment Trusts)	574	19,740
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	299	5,074
Phreesia, Inc.* (Health Care Technology)	250	6,590
Physicians Realty Trust (Equity Real Estate Investment Trusts)	1,109	19,452
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	624	10,745
Ping Identity Holding Corp.* (Software)	306	8,394
Pioneer Bancorp, Inc.* (Thrifts & Mortgage Finance)	58	610
Piper Sandler Cos. (Capital Markets)	88	11,550

March 31, 2022 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
Pitney Bowes, Inc. (Commercial Services & Supplies)	885	$4,602
PJT Partners, Inc. - Class A (Capital Markets)	119	7,511
Plantronics, Inc.* (Communications Equipment)	215	8,471
PlayAGS, Inc.* (Hotels, Restaurants & Leisure)	138	920
PLBY Group, Inc.* (Textiles, Apparel & Luxury Goods)	148	1,937
Plexus Corp.* (Electronic Equipment, Instruments & Components)	141	11,535
Pliant Therapeutics, Inc.* (Pharmaceuticals)	121	848
Plymouth Industrial REIT, Inc. (Equity Real Estate Investment Trusts)	157	4,255
PMV Pharmaceuticals, Inc.* (Pharmaceuticals)	132	2,748
PNM Resources, Inc. (Electric Utilities)	431	20,546
PolyMet Mining Corp.* (Metals & Mining)	145	608
Porch Group, Inc.* (Internet & Direct Marketing Retail)	384	2,667
Portage Biotech, Inc.* (Biotechnology)	25	164
Portillo's, Inc.* - Class A (Hotels, Restaurants & Leisure)	116	2,849
Portland General Electric Co. (Electric Utilities)	453	24,982
Poseida Therapeutics, Inc.* (Biotechnology)	145	650
Postal Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	84	1,413
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	332	17,506
Powell Industries, Inc. (Electrical Equipment)	46	893
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	296	27,433
PowerSchool Holdings, Inc.* (Diversified Consumer Services)	215	3,550
PRA Group, Inc.* (Consumer Finance)	218	9,827
Praxis Precision Medicines, Inc.* (Biotechnology)	168	1,715
Precigen, Inc.* (Biotechnology)	477	1,006
Precision BioSciences, Inc.* (Biotechnology)	254	782
Preferred Apartment Communities, Inc. - Class A (Equity Real Estate Investment Trusts)	262	6,534
Preferred Bank (Banks)	68	5,038
Preformed Line Products Co. (Electrical Equipment)	15	951
Prelude Therapeutics, Inc.* (Biotechnology)	54	373
Premier Financial Corp. (Thrifts & Mortgage Finance)	182	5,520
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	252	13,341
PriceSmart, Inc. (Food & Staples Retailing)	123	9,701
Primis Financial Corp. (Banks)	121	1,692
Primo Water Corp. (Beverages)	791	11,272
Primoris Services Corp. (Construction & Engineering)	269	6,408
Priority Technology Holdings, Inc.* (IT Services)	57	328
Privia Health Group, Inc.* (Health Care Providers & Services)	211	5,640
ProAssurance Corp. (Insurance)	270	7,258
PROCEPT BioRobotics Corp.* (Health Care Equipment & Supplies)	36	1,260
PROG Holdings, Inc.* (Consumer Finance)	284	8,171
Progress Software Corp. (Software)	221	10,407
Progyny, Inc.* (Health Care Providers & Services)	324	16,654
Prometheus Biosciences, Inc.* (Biotechnology)	151	5,702
ProPetro Holding Corp.* (Energy Equipment & Services)	434	6,046
PROS Holdings, Inc.* (Software)	201	6,695
Protagonist Therapeutics, Inc.* (Biotechnology)	225	5,328
Prothena Corp. PLC* (Biotechnology)	182	6,656
Proto Labs, Inc.* (Machinery)	140	7,406
Provention Bio, Inc.* (Pharmaceuticals)	279	2,042
Provident BanCorp, Inc. (Thrifts & Mortgage Finance)	76	1,233
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	378	8,845
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	101	16,976
PTC Therapeutics, Inc.* (Biotechnology)	349	13,021
Pulmonx Corp.* (Health Care Equipment & Supplies)	131	3,250
Pulse Biosciences, Inc.* (Health Care Equipment & Supplies)	70	340
Puma Biotechnology, Inc.* (Biotechnology)	162	467
Pure Cycle Corp.* (Water Utilities)	97	1,166
PureCycle Technologies, Inc.* (Chemicals)	288	2,304
Purple Innovation, Inc.* (Household Durables)	290	1,697
Pyxis Oncology, Inc.* (Biotechnology)	53	214
Pzena Investment Management, Inc. - Class A (Capital Markets)	84	674
Q2 Holdings, Inc.* (Software)	275	16,954
QCR Holdings, Inc. (Banks)	76	4,301
Quaker Chemical Corp. (Chemicals)	68	11,751
Qualys, Inc.* (Software)	171	24,352
Quanex Building Products Corp. (Building Products)	169	3,547
Quanterix Corp.* (Life Sciences Tools & Services)	155	4,524
Quantum Corp.* (Technology Hardware, Storage & Peripherals)	298	676
QuinStreet, Inc.* (Interactive Media & Services)	253	2,935
Quotient Technology, Inc.* (Internet & Direct Marketing Retail)	452	2,884
Quotient, Ltd.* (Health Care Equipment & Supplies)	400	480
R1 RCM, Inc.* (Health Care Providers & Services)	598	16,002
Rackspace Technology, Inc.* (IT Services)	274	3,058
Radian Group, Inc. (Thrifts & Mortgage Finance)	907	20,144
Radiant Logistics, Inc.* (Air Freight & Logistics)	197	1,255
Radius Global Infrastructure, Inc.* - Class A (Diversified Telecommunication Services)	362	5,169

:: ProFund VP UltraSmall-Cap :: March 31, 2022

Common Stocks, continued

	Shares	Value
Radius Health, Inc.* (Biotechnology)	235	$2,075
RadNet, Inc.* (Health Care Providers & Services)	229	5,123
Rafael Holdings, Inc.* - Class B (Real Estate Management & Development)	62	156
Rain Therapeutics, Inc.* (Biotechnology)	80	406
Rallybio Corp.* (Biotechnology)	91	635
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	546	17,412
Range Resources Corp.* (Oil, Gas & Consumable Fuels)	1,203	36,547
Ranger Oil Corp.* (Oil, Gas & Consumable Fuels)	107	3,695
Ranpak Holdings Corp.* (Containers & Packaging)	189	3,861
Rapid Micro Biosystems, Inc.* - Class A (Life Sciences Tools & Services)	80	543
Rapid7, Inc.* (Software)	283	31,481
RAPT Therapeutics, Inc.* (Biotechnology)	107	2,353
Rayonier Advanced Materials, Inc.* (Chemicals)	311	2,043
RBB Bancorp (Banks)	71	1,668
RBC Bearings, Inc.* (Machinery)	141	27,337
RCI Hospitality Holdings, Inc. (Hotels, Restaurants & Leisure)	44	2,704
Ready Capital Corp. (Mortgage Real Estate Investment Trusts)	338	5,090
Realogy Holdings Corp.* (Real Estate Management & Development)	580	9,094
Reata Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	138	4,521
Recursion Pharmaceuticals, Inc.* - Class A (Biotechnology)	580	4,153
Red River Bancshares, Inc. (Banks)	22	1,164
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	78	1,315
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	270	13,111
Redfin Corp.* (Real Estate Management & Development)	519	9,363
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	577	6,076
REGENXBIO, Inc.* (Biotechnology)	199	6,605
Regional Management Corp. (Consumer Finance)	38	1,846
Regis Corp.* (Diversified Consumer Services)	215	456
Rekor Systems, Inc.* (Professional Services)	170	775
Relay Therapeutics, Inc.* (Biotechnology)	352	10,535
Relmada Therapeutics, Inc.* (Pharmaceuticals)	125	3,374
Remitly Global, Inc.* (IT Services)	63	622
Renasant Corp. (Banks)	275	9,199
Reneo Pharmaceuticals, Inc.* (Biotechnology)	44	129
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	225	13,646
Rent the Runway, Inc.* - Class A (Internet & Direct Marketing Retail)	86	593
Rent-A-Center, Inc. (Specialty Retail)	332	8,363
Repay Holdings Corp.* (IT Services)	436	6,440
Replimune Group, Inc.* (Biotechnology)	152	2,581
Republic Bancorp, Inc. - Class A (Banks)	47	2,112
Republic First Bancorp, Inc.* (Banks)	225	1,161
Resideo Technologies, Inc.* (Building Products)	727	17,324
Resources Connection, Inc. (Professional Services)	157	2,691
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	598	11,595
Retail Value, Inc. (Equity Real Estate Investment Trusts)	88	269
Retractable Technologies, Inc.* (Health Care Equipment & Supplies)	87	413
REV Group, Inc. (Machinery)	177	2,372
Revance Therapeutics, Inc.* (Pharmaceuticals)	353	6,884
Revlon, Inc.* - Class A (Personal Products)	36	291
REVOLUTION Medicines, Inc.* (Biotechnology)	299	7,627
Revolve Group, Inc.* (Internet & Direct Marketing Retail)	181	9,718
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	26	2,590
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	222	2,557
Ribbon Communications, Inc.* (Communications Equipment)	354	1,094
Rigel Pharmaceuticals, Inc.* (Biotechnology)	859	2,568
Riley Exploration Permian, Inc. (Oil, Gas & Consumable Fuels)	53	1,329
Rimini Street, Inc.* (Software)	225	1,305
Riot Blockchain, Inc.* (Software)	540	11,432
Rite Aid Corp.* (Food & Staples Retailing)	280	2,450
RLI Corp. (Insurance)	201	22,237
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	832	11,715
Rocket Pharmaceuticals, Inc.* (Biotechnology)	207	3,283
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods)	34	1,414
Rogers Corp.* (Electronic Equipment, Instruments & Components)	94	25,540
Romeo Power, Inc.* (Electrical Equipment)	492	733
RPC, Inc.* (Energy Equipment & Services)	340	3,628
RPT Realty (Equity Real Estate Investment Trusts)	421	5,797
Rubius Therapeutics, Inc.* (Biotechnology)	231	1,273
Rush Enterprises, Inc. - Class A (Trading Companies & Distributors)	212	10,793
Rush Enterprises, Inc. - Class B (Trading Companies & Distributors)	33	1,596
Rush Street Interactive, Inc.* (Hotels, Restaurants & Leisure)	264	1,919
Ruth's Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	166	3,798
RxSight, Inc.* (Health Care Equipment & Supplies)	88	1,089
Ryerson Holding Corp. (Metals & Mining)	83	2,907
Ryman Hospitality Properties, Inc.* - Class I (Equity Real Estate Investment Trusts)	271	25,141
S&T Bancorp, Inc. (Banks)	195	5,768
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	1,149	17,109
Safe Bulkers, Inc. (Marine)	319	1,518

March 31, 2022 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
Safehold, Inc. (Equity Real Estate Investment Trusts)	105	$5,822
Safety Insurance Group, Inc. (Insurance)	73	6,632
Saia, Inc.* (Road & Rail)	133	32,428
Sailpoint Technologies Holding, Inc.* (Software)	460	23,543
Sally Beauty Holdings, Inc.* (Specialty Retail)	553	8,643
Sana Biotechnology, Inc.* (Biotechnology)	434	3,585
Sanderson Farms, Inc. (Food Products)	102	19,123
Sandy Spring Bancorp, Inc. (Banks)	223	10,017
Sangamo Therapeutics, Inc.* (Biotechnology)	597	3,469
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	315	12,732
Sapiens International Corp. N.V. (Software)	156	3,961
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	60	3,162
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	127	4,418
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	132	6,856
Scholar Rock Holding Corp.* (Biotechnology)	142	1,830
Scholastic Corp. (Media)	139	5,599
Schrodinger, Inc.* (Health Care Technology)	228	7,779
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	158	4,345
Scientific Games Corp.* (Hotels, Restaurants & Leisure)	484	28,435
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	245	5,238
Sculptor Capital Management, Inc. (Capital Markets)	112	1,560
Seacoast Banking Corp. of Florida (Banks)	276	9,666
SeaSpine Holdings Corp.* (Health Care Equipment & Supplies)	160	1,946
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	253	18,833
SecureWorks Corp.* - Class A (Software)	47	623
Seelos Therapeutics, Inc.* (Pharmaceuticals)	493	413
Seer, Inc.* (Life Sciences Tools & Services)	209	3,185
Select Energy Services, Inc.* (Energy Equipment & Services)	321	2,751
Select Medical Holdings Corp. (Health Care Providers & Services)	556	13,338
Selecta Biosciences, Inc.* (Biotechnology)	463	569
Selective Insurance Group, Inc. (Insurance)	299	26,718
Selectquote, Inc.* (Insurance)	674	1,880
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	325	22,536
Seneca Foods Corp.* - Class A (Food Products)	30	1,546
Sensei Biotherapeutics, Inc.* (Biotechnology)	105	243
Senseonics Holdings, Inc.* (Health Care Equipment & Supplies)	2,174	4,283
Sensient Technologies Corp. (Chemicals)	213	17,881
Sera Prognostics, Inc.* - Class A (Biotechnology)	40	152
Seres Therapeutics, Inc.* (Biotechnology)	350	2,492
Seritage Growth Properties* - Class A (Equity Real Estate Investment Trusts)	188	2,380
Service Properties Trust (Equity Real Estate Investment Trusts)	826	7,294
ServisFirst Bancshares, Inc. (Banks)	251	23,918
Sesen Bio, Inc.* (Biotechnology)	1,013	611
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	624	6,352
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	188	12,765
Sharps Compliance Corp.* (Health Care Providers & Services)	93	549
Shattuck Labs, Inc.* (Biotechnology)	134	571
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	243	5,730
Shift Technologies, Inc.* (Specialty Retail)	302	664
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	170	35,252
Shoe Carnival, Inc. (Specialty Retail)	89	2,595
ShotSpotter, Inc.* (Software)	43	1,192
Shutterstock, Inc. (Internet & Direct Marketing Retail)	118	10,982
SI-BONE, Inc.* (Health Care Equipment & Supplies)	164	3,706
Sientra, Inc.* (Health Care Equipment & Supplies)	292	648
Sierra Bancorp (Banks)	71	1,774
SIGA Technologies, Inc.* (Pharmaceuticals)	243	1,723
Sight Sciences, Inc.* (Health Care Equipment & Supplies)	112	1,295
Sigilon Therapeutics, Inc.* (Biotechnology)	76	112
Signet Jewelers, Ltd. (Specialty Retail)	266	19,337
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	191	28,688
Silk Road Medical, Inc.* (Health Care Equipment & Supplies)	173	7,143
Silverback Therapeutics, Inc.* (Biotechnology)	103	362
Silvergate Capital Corp.* - Class A (Banks)	141	21,230
Simmons First National Corp. - Class A (Banks)	560	14,683
Simpson Manufacturing Co., Inc. (Building Products)	219	23,880
Simulations Plus, Inc. (Health Care Technology)	77	3,925
Sinclair Broadcast Group, Inc. - Class A (Media)	231	6,473
Singular Genomics Systems, Inc.* (Life Sciences Tools & Services)	237	1,495
SiriusPoint, Ltd.* (Insurance)	445	3,329
SITE Centers Corp. (Equity Real Estate Investment Trusts)	872	14,571
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	81	20,073
SJW Corp. (Water Utilities)	139	9,672
Skyline Champion Corp.* (Household Durables)	264	14,488
SkyWater Technology, Inc.* (Semiconductors & Semiconductor Equipment)	41	444
SkyWest, Inc.* (Airlines)	251	7,241
Sleep Number Corp.* (Specialty Retail)	111	5,629

:: ProFund VP UltraSmall-Cap :: March 31, 2022

Common Stocks, continued

	Shares	Value
SM Energy Co. (Oil, Gas & Consumable Fuels)	604	$23,526
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	245	6,328
SmartFinancial, Inc. (Banks)	70	1,791
Smith & Wesson Brands, Inc. (Leisure Products)	241	3,646
Smith Micro Software, Inc.* (Software)	236	890
Snap One Holdings Corp.* (Household Durables)	90	1,328
SOC Telemed, Inc.* (Health Care Providers & Services)	306	915
Society Pass, Inc.* (Interactive Media & Services)	19	56
Solaris Oilfield Infrastructure, Inc. (Energy Equipment & Services)	157	1,773
Solid Biosciences, Inc.* (Biotechnology)	300	360
Solo Brands, Inc.* - Class A (Leisure Products)	75	640
Sonic Automotive, Inc. - Class A (Specialty Retail)	109	4,634
Sonos, Inc.* (Household Durables)	645	18,202
Sorrento Therapeutics, Inc.* (Biotechnology)	1,503	3,502
South Jersey Industries, Inc. (Gas Utilities)	518	17,897
South Plains Financial, Inc. (Banks)	53	1,409
Southern First Bancshares, Inc.* (Banks)	37	1,881
Southern Missouri Bancorp, Inc. (Thrifts & Mortgage Finance)	38	1,898
Southside Bancshares, Inc. (Banks)	157	6,410
SouthState Corp. (Banks)	387	31,575
Southwest Gas Holdings, Inc. (Gas Utilities)	304	23,800
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	5,113	36,660
Sovos Brands, Inc.* (Food Products)	129	1,829
SP Plus Corp.* (Commercial Services & Supplies)	116	3,638
SpartanNash Co. (Food & Staples Retailing)	180	5,938
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	820	1,058
Spero Therapeutics, Inc.* (Biotechnology)	122	1,061
Spire, Inc. (Gas Utilities)	255	18,299
Spirit Airlines, Inc.* (Airlines)	495	10,826
Spirit of Texas Bancshares, Inc. (Banks)	64	1,682
Sportsman's Warehouse Holdings, Inc.* (Specialty Retail)	219	2,341
SpringWorks Therapeutics, Inc.* (Biotechnology)	147	8,297
Sprout Social, Inc.* - Class A (Software)	228	18,267
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	568	18,165
Spruce Biosciences, Inc.* (Biotechnology)	44	88
SPS Commerce, Inc.* (Software)	182	23,878
SPX Corp.* (Machinery)	221	10,920
SPX FLOW, Inc. (Machinery)	211	18,192
SQZ Biotechnologies Co.* (Biotechnology)	115	553
STAAR Surgical Co.* (Health Care Equipment & Supplies)	239	19,098
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	901	37,255
Stagwell, Inc.* (Media)	310	2,244
Standard Motor Products, Inc. (Auto Components)	105	4,530
Standex International Corp. (Machinery)	60	5,995
Startek, Inc.* (IT Services)	85	377
Steelcase, Inc. - Class A (Commercial Services & Supplies)	431	5,150
Stem, Inc.* (Electrical Equipment)	574	6,320
Stepan Co. (Chemicals)	108	10,671
StepStone Group, Inc. - Class A (Capital Markets)	230	7,604
Stereotaxis, Inc.* (Health Care Equipment & Supplies)	248	925
Sterling Check Corp.* (Professional Services)	83	2,194
Sterling Construction Co., Inc.* (Construction & Engineering)	140	3,752
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	406	15,688
Stewart Information Services Corp. (Insurance)	134	8,122
Stitch Fix, Inc.* - Class A (Internet & Direct Marketing Retail)	410	4,129
Stock Yards Bancorp, Inc. (Banks)	121	6,401
Stoke Therapeutics, Inc.* (Biotechnology)	96	2,021
StoneMor, Inc.* (Diversified Consumer Services)	162	423
Stoneridge, Inc.* (Auto Components)	131	2,720
StoneX Group, Inc.* (Capital Markets)	87	6,458
Strategic Education, Inc. (Diversified Consumer Services)	123	8,165
Stride, Inc.* (Diversified Consumer Services)	209	7,593
Stronghold Digital Mining, Inc.* - Class A (Software)	37	216
Sturm Ruger & Co., Inc. (Leisure Products)	86	5,987
Summit Financial Group, Inc. (Banks)	56	1,433
Summit Hotel Properties, Inc.* (Equity Real Estate Investment Trusts)	522	5,199
Summit Materials, Inc.* - Class A (Construction Materials)	597	18,543
Summit Therapeutics, Inc.* (Biotechnology)	133	326
Sumo Logic, Inc.* (Software)	447	5,216
Sun Country Airlines Holdings, Inc.* (Airlines)	162	4,241
SunCoke Energy, Inc. (Metals & Mining)	418	3,724
Sunnova Energy International, Inc.* (Independent Power and Renewable Electricity Producers)	433	9,985
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	402	8,635
Sunstone Hotel Investors, Inc.* (Equity Real Estate Investment Trusts)	1,095	12,899
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	224	8,528
Superior Group of Cos., Inc. (Textiles, Apparel & Luxury Goods)	59	1,053
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	247	7,983
Surface Oncology, Inc.* (Biotechnology)	178	523
Surgery Partners, Inc.* (Health Care Providers & Services)	173	9,524

March 31, 2022 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
Surmodics, Inc.* (Health Care Equipment & Supplies)	68	$3,082
Sutro BioPharma, Inc.* (Biotechnology)	218	1,792
Sweetgreen, Inc.* (Hotels, Restaurants & Leisure)	62	1,983
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	199	39,701
Syndax Pharmaceuticals, Inc.* (Biotechnology)	247	4,293
Syros Pharmaceuticals, Inc.* (Biotechnology)	290	345
Tabula Rasa HealthCare, Inc.* (Health Care Technology)	113	651
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	96	1,935
Talaris Therapeutics, Inc.* (Biotechnology)	107	1,053
Talis Biomedical Corp.* (Health Care Equipment & Supplies)	75	106
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	185	2,921
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	515	8,853
Target Hospitality Corp.* (Hotels, Restaurants & Leisure)	125	750
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	42	706
Tattooed Chef, Inc.* (Food Products)	238	2,994
Taylor Morrison Home Corp.* (Household Durables)	602	16,386
Taysha Gene Therapies, Inc.* (Biotechnology)	114	743
TCR2 Therapeutics, Inc.* (Biotechnology)	153	422
Team, Inc.* (Commercial Services & Supplies)	133	294
TechTarget, Inc.* (Media)	131	10,648
Teekay Corp.* (Oil, Gas & Consumable Fuels)	349	1,106
Teekay Tankers, Ltd.* - Class A (Oil, Gas & Consumable Fuels)	120	1,661
TEGNA, Inc. (Media)	1,113	24,930
Tejon Ranch Co.* (Real Estate Management & Development)	105	1,917
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	508	9,591
Telesat Corp.* (Diversified Telecommunication Services)	36	594
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)	1,872	9,922
Telos Corp.* (Software)	201	2,004
Tenable Holdings, Inc.* (Software)	464	26,815
Tenaya Therapeutics, Inc.* (Biotechnology)	144	1,696
Tenet Healthcare Corp.* (Health Care Providers & Services)	534	45,903
Tennant Co. (Machinery)	93	7,328
Tenneco, Inc.* (Auto Components)	342	6,265
Terex Corp. (Machinery)	344	12,267
Terns Pharmaceuticals, Inc.* (Pharmaceuticals)	69	205
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	371	27,473
Tetra Tech, Inc. (Commercial Services & Supplies)	271	44,700
TETRA Technologies, Inc.* (Energy Equipment & Services)	617	2,536
Texas Capital Bancshares, Inc.* (Banks)	255	14,614
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	352	29,474
Textainer Group Holdings, Ltd. (Trading Companies & Distributors)	237	9,023
TG Therapeutics, Inc.* (Biotechnology)	652	6,201
The Andersons, Inc. (Food & Staples Retailing)	158	7,941
The Bancorp, Inc.* (Banks)	263	7,451
The Bank of Nt Butterfield & Son, Ltd. (Banks)	252	9,042
The Brink's Co. (Commercial Services & Supplies)	242	16,456
The Buckle, Inc. (Specialty Retail)	150	4,956
The Cato Corp. - Class A (Specialty Retail)	97	1,422
The Cheesecake Factory, Inc.* (Hotels, Restaurants & Leisure)	232	9,231
The Children's Place, Inc.* (Specialty Retail)	69	3,402
The Container Store Group, Inc.* (Specialty Retail)	160	1,307
The E.W. Scripps Co.* - Class A (Media)	288	5,988
The Ensign Group, Inc. (Health Care Providers & Services)	264	23,763
The First Bancorp, Inc. (Banks)	52	1,564
The GEO Group, Inc.* (Equity Real Estate Investment Trusts)	593	3,920
The Goodyear Tire & Rubber Co.* (Auto Components)	1,391	19,877
The Greenbrier Cos., Inc. (Machinery)	161	8,293
The Hackett Group, Inc. (IT Services)	124	2,859
The Joint Corp.* (Health Care Providers & Services)	70	2,477
The Lovesac Co.* (Household Durables)	64	3,460
The Macerich Co. (Equity Real Estate Investment Trusts)	1,076	16,829
The Manitowoc Co., Inc.* (Machinery)	173	2,609
The Marcus Corp.* (Entertainment)	115	2,036
The ODP Corp.* (Specialty Retail)	232	10,633
The Pennant Group, Inc.* (Health Care Providers & Services)	129	2,403
The RealReal, Inc.* (Internet & Direct Marketing Retail)	403	2,926
The RMR Group, Inc. - Class A (Real Estate Management & Development)	77	2,395
The Shyft Group, Inc. (Machinery)	174	6,283
The Simply Good Foods Co.* (Food Products)	428	16,242
The St Joe Co. (Real Estate Management & Development)	168	9,952
TherapeuticsMD, Inc.* (Pharmaceuticals)	1,949	741
Theravance Biopharma, Inc.* (Pharmaceuticals)	302	2,887
Thermon Group Holdings, Inc.* (Electrical Equipment)	166	2,689
Theseus Pharmaceuticals, Inc.* (Pharmaceuticals)	58	669
Third Coast Bancshares, Inc.* (Banks)	20	462
Thorne HealthTech, Inc.* (Personal Products)	34	216
Thryv Holdings, Inc.* (Media)	39	1,097

:: ProFund VP UltraSmall-Cap :: March 31, 2022

Common Stocks, continued

	Shares	Value
Tidewater, Inc.* (Energy Equipment & Services)	206	$4,478
Tilly's, Inc. - Class A (Specialty Retail)	114	1,067
TimkenSteel Corp.* (Metals & Mining)	231	5,054
Tiptree, Inc. (Insurance)	118	1,516
Titan International, Inc.* (Machinery)	257	3,786
Titan Machinery, Inc.* (Trading Companies & Distributors)	97	2,741
Tivity Health, Inc.* (Health Care Providers & Services)	221	7,110
Tompkins Financial Corp. (Banks)	71	5,557
Tonix Pharmaceuticals Holding Corp.* (Biotechnology)	2,518	580
Tootsie Roll Industries, Inc. (Food Products)	79	2,774
Torrid Holdings, Inc.* (Specialty Retail)	93	564
TowneBank (Banks)	338	10,120
TPG RE Finance Trust, Inc. - Class T (Mortgage Real Estate Investment Trusts)	302	3,567
TPI Composites, Inc.* (Electrical Equipment)	182	2,559
Traeger, Inc.* (Household Durables)	159	1,183
Transcat, Inc.* (Trading Companies & Distributors)	36	2,921
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	130	3,502
TravelCenters of America, Inc.* (Specialty Retail)	63	2,706
Travere Therapeutics, Inc.* (Biotechnology)	297	7,654
Treace Medical Concepts, Inc.* (Health Care Equipment & Supplies)	151	2,855
Trean Insurance Group, Inc.* (Insurance)	89	417
Tredegar Corp. (Chemicals)	132	1,583
TreeHouse Foods, Inc.* (Food Products)	262	8,452
Trevena, Inc.* (Biotechnology)	823	453
Tri Pointe Homes, Inc.* (Household Durables)	556	11,164
TriCo Bancshares (Banks)	139	5,564
TriMas Corp. (Containers & Packaging)	217	6,964
TriNet Group, Inc.* (Professional Services)	204	20,065
Trinity Industries, Inc. (Machinery)	389	13,366
Trinseo PLC (Chemicals)	196	9,392
TriState Capital Holdings, Inc.* (Banks)	147	4,885
Triton International, Ltd. (Trading Companies & Distributors)	336	23,579
Triumph Bancorp, Inc.* (Banks)	120	11,282
Triumph Group, Inc.* (Aerospace & Defense)	320	8,090
Tronox Holdings PLC - Class A (Chemicals)	577	11,419
TrueBlue, Inc.* (Professional Services)	176	5,085
TrueCar, Inc.* (Interactive Media & Services)	480	1,896
Trupanion, Inc.* (Insurance)	192	17,111
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	95	3,033
Trustmark Corp. (Banks)	309	9,391
TTEC Holdings, Inc. (IT Services)	93	7,674
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	525	7,781
Tucows, Inc.* (IT Services)	50	3,415
Tupperware Brands Corp.* (Household Durables)	246	4,785
Turning Point Brands, Inc. (Tobacco)	73	2,483
Turning Point Therapeutics, Inc.* (Biotechnology)	231	6,202
Turtle Beach Corp.* (Technology Hardware, Storage & Peripherals)	76	1,618
Tutor Perini Corp.* (Construction & Engineering)	208	2,246
Twist Bioscience Corp.* (Biotechnology)	278	13,728
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	1,731	9,572
Tyra Biosciences, Inc.* (Biotechnology)	59	631
U.S. Cellular Corp.* (Wireless Telecommunication Services)	77	2,328
U.S. Ecology, Inc.* (Commercial Services & Supplies)	158	7,565
U.S. Lime & Minerals, Inc. (Construction Materials)	10	1,160
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	64	6,365
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	369	6,886
Udemy, Inc.* (Diversified Consumer Services)	71	885
UFP Industries, Inc. (Building Products)	303	23,379
UFP Technologies, Inc.* (Containers & Packaging)	35	2,316
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	223	9,453
UMB Financial Corp. (Banks)	220	21,375
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	221	5,434
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	70	1,267
UniFirst Corp. (Commercial Services & Supplies)	76	14,005
Unisys Corp.* (IT Services)	330	7,131
United Bankshares, Inc. (Banks)	664	23,160
United Community Banks, Inc. (Banks)	527	18,340
United Fire Group, Inc. (Insurance)	106	3,293
United Insurance Holdings Corp. (Insurance)	102	338
United Natural Foods, Inc.* (Food & Staples Retailing)	290	11,992
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	989	13,609
Unitil Corp. (Multi-Utilities)	78	3,891
Universal Corp. (Tobacco)	122	7,085
Universal Electronics, Inc.* (Household Durables)	64	1,999
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	65	3,794
Universal Insurance Holdings, Inc. (Insurance)	136	1,835
Universal Logistics Holdings, Inc. (Road & Rail)	39	786
Univest Financial Corp. (Banks)	145	3,880
Upland Software, Inc.* (Software)	145	2,553
Upwork, Inc.* (Professional Services)	594	13,805
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	1,333	6,118

March 31, 2022 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
Urban Edge Properties (Equity Real Estate Investment Trusts)	583	$11,135
Urban Outfitters, Inc.* (Specialty Retail)	345	8,663
Ur-Energy, Inc.* (Oil, Gas & Consumable Fuels)	933	1,493
UroGen Pharma, Ltd.* (Biotechnology)	98	854
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	150	2,822
US Xpress Enterprises, Inc.* - Class A (Road & Rail)	135	524
USANA Health Sciences, Inc.* (Personal Products)	60	4,767
UserTesting, Inc.* (Software)	46	492
Utah Medical Products, Inc. (Health Care Equipment & Supplies)	17	1,528
Utz Brands, Inc. (Food Products)	301	4,449
Valhi, Inc. (Chemicals)	12	352
Valley National Bancorp (Banks)	2,015	26,235
Value Line, Inc. (Capital Markets)	5	335
Vanda Pharmaceuticals, Inc.* (Biotechnology)	275	3,110
Vapotherm, Inc.* (Health Care Equipment & Supplies)	114	1,585
Varex Imaging Corp.* (Health Care Equipment & Supplies)	193	4,109
Varonis Systems, Inc.* (Software)	539	25,624
Vaxart, Inc.* (Biotechnology)	616	3,105
Vaxcyte, Inc.* (Pharmaceuticals)	214	5,168
VBI Vaccines, Inc.* (Biotechnology)	948	1,574
Vector Group, Ltd. (Tobacco)	723	8,704
Vectrus, Inc.* (Aerospace & Defense)	58	2,080
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	251	6,825
Velocity Financial, Inc.* (Thrifts & Mortgage Finance)	43	470
Velodyne Lidar, Inc.* (Electronic Equipment, Instruments & Components)	385	986
Ventyx Biosciences, Inc.* (Pharmaceuticals)	53	719
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	131	1,005
Vera Therapeutics, Inc.* (Biotechnology)	69	1,621
Veracyte, Inc.* (Biotechnology)	339	9,346
Verastem, Inc.* (Biotechnology)	867	1,222
Vericel Corp.* (Biotechnology)	234	8,943
Verint Systems, Inc.* (Software)	324	16,751
Veris Residential, Inc.* (Equity Real Estate Investment Trusts)	442	7,686
Veritex Holdings, Inc. (Banks)	239	9,123
Veritiv Corp.* (Trading Companies & Distributors)	72	9,618
Veritone, Inc.* (Software)	143	2,614
Verra Mobility Corp.* - Class C (IT Services)	766	12,470
Verrica Pharmaceuticals, Inc.* (Pharmaceuticals)	66	535
Veru, Inc.* (Personal Products)	324	1,565
Verve Therapeutics, Inc.* (Biotechnology)	183	4,176
Via Renewables, Inc. (Multi-Utilities)	60	494
Viad Corp.* (Commercial Services & Supplies)	102	3,635
Viant Technology, Inc.* - Class A (Software)	58	380
Viavi Solutions, Inc.* (Communications Equipment)	1,157	18,605
Vicor Corp.* (Electrical Equipment)	106	7,478
Viemed Healthcare, Inc.* (Health Care Providers & Services)	178	886
View, Inc.* (Building Products)	494	909
ViewRay, Inc.* (Health Care Equipment & Supplies)	757	2,967
Vigil Neuroscience, Inc.* (Biotechnology)	34	239
Viking Therapeutics, Inc.* (Biotechnology)	344	1,032
Village Super Market, Inc. - Class A (Food & Staples Retailing)	43	1,054
Vincerx Pharma, Inc.* (Biotechnology)	83	332
Vir Biotechnology, Inc.* (Biotechnology)	303	7,793
Viracta Therapeutics, Inc.* (Biotechnology)	182	866
VirnetX Holding Corp.* (Software)	319	520
Virtus Investment Partners, Inc. (Capital Markets)	37	8,880
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	671	13,152
Vishay Precision Group, Inc.* (Electronic Equipment, Instruments & Components)	63	2,025
Vista Outdoor, Inc.* (Leisure Products)	283	10,100
VistaGen Therapeutics, Inc.* (Biotechnology)	976	1,210
Visteon Corp.* (Auto Components)	140	15,278
Vita Coco Co., Inc. (The)* (Beverages)	56	502
Vital Farms, Inc.* (Food Products)	124	1,533
Vivint Smart Home, Inc.* (Diversified Consumer Services)	461	3,116
Vonage Holdings Corp.* (Software)	1,276	25,890
Vor BioPharma, Inc.* (Biotechnology)	95	574
VOXX International Corp.* (Auto Components)	78	778
VSE Corp. (Commercial Services & Supplies)	53	2,443
Vuzix Corp.* (Household Durables)	295	1,947
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	472	1,803
Wabash National Corp. (Machinery)	246	3,651
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	147	19,025
Warrior Met Coal, Inc. (Metals & Mining)	259	9,611
Washington Federal, Inc. (Thrifts & Mortgage Finance)	327	10,732
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	426	10,863
Washington Trust Bancorp, Inc. (Banks)	86	4,515
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	108	2,089
Watts Water Technologies, Inc. - Class A (Machinery)	138	19,263
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	223	446
WD-40 Co. (Household Products)	69	12,643
Weave Communications, Inc.* (Software)	24	143
Weber, Inc. - Class A (Household Durables)	106	1,042
Weis Markets, Inc. (Food & Staples Retailing)	83	5,928
Welbilt, Inc.* (Machinery)	658	15,628

:: ProFund VP UltraSmall-Cap :: March 31, 2022

Common Stocks, continued

	Shares	Value
Werewolf Therapeutics, Inc.* (Biotechnology)	133	$585
Werner Enterprises, Inc. (Road & Rail)	305	12,505
WesBanco, Inc. (Banks)	304	10,445
WESCO International, Inc.* (Trading Companies & Distributors)	225	29,281
West Bancorp, Inc. (Banks)	81	2,204
Westamerica Bancorp (Banks)	131	7,926
Whitestone REIT (Equity Real Estate Investment Trusts)	231	3,061
Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels)	198	16,139
Whole Earth Brands, Inc.* (Food Products)	188	1,346
WideOpenWest, Inc.* (Media)	264	4,604
Willdan Group, Inc.* (Professional Services)	56	1,719
Willis Lease Finance Corp.* (Trading Companies & Distributors)	15	483
WillScot Mobile Mini Holdings Corp.* (Construction & Engineering)	1,049	41,048
Wingstop, Inc. (Hotels, Restaurants & Leisure)	150	17,603
Winmark Corp. (Specialty Retail)	17	3,740
Winnebago Industries, Inc. (Automobiles)	163	8,807
WisdomTree Investments, Inc. (Capital Markets)	678	3,980
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	409	9,227
Workhorse Group, Inc.* (Auto Components)	776	3,880
Workiva, Inc.* (Software)	215	25,370
World Acceptance Corp.* (Consumer Finance)	21	4,029
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	314	8,491
Worthington Industries, Inc. (Metals & Mining)	166	8,534
WSFS Financial Corp. (Thrifts & Mortgage Finance)	326	15,198
WW International, Inc.* (Diversified Consumer Services)	265	2,711
XBiotech, Inc. (Biotechnology)	77	665
Xencor, Inc.* (Biotechnology)	284	7,577
Xenia Hotels & Resorts, Inc.* (Equity Real Estate Investment Trusts)	573	11,053
Xilio Therapeutics, Inc.* (Biotechnology)	38	269
XL Fleet Corp.* (Auto Components)	600	1,194
XOMA Corp.* (Biotechnology)	30	839
Xometry, Inc.* - Class A (Internet & Direct Marketing Retail)	124	4,557
XPEL, Inc.* (Auto Components)	90	4,735
Xperi Holding Corp. (Software)	528	9,145
Xponential Fitness, Inc.* - Class A (Hotels, Restaurants & Leisure)	62	1,453
Yellow Corp.* (Road & Rail)	253	1,774
Yelp, Inc.* (Interactive Media & Services)	360	12,280
Yext, Inc.* (Software)	575	3,962
Y-mAbs Therapeutics, Inc.* (Biotechnology)	176	2,091
York Water Co. (Water Utilities)	66	2,968
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	183	8,444
Zevia PBC* - Class A (Beverages)	52	238
Ziff Davis, Inc.* (Interactive Media & Services)	219	21,195
Zumiez, Inc.* (Specialty Retail)	98	3,745
Zuora, Inc.* - Class A (Software)	570	8,539
Zurn Water Solutions Corp. (Building Products)	611	21,629
Zymergen, Inc.* (Chemicals)	403	1,165
Zynex, Inc. (Health Care Equipment & Supplies)	113	704
TOTAL COMMON STOCKS (Cost $11,298,448)		13,755,613

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	510	$—
TOTAL TRUST (Cost $—)		—

Rights (NM)

	No. of Rights	Value
Quantum Corp. RTS; expiring 4/19/22* (Technology Hardware, Storage & Peripherals)	298	$3
Zogenix, Inc. CVR; *+(a) (Pharmaceuticals)	284	193
TOTAL RIGHTS (Cost $–)		196

Repurchase Agreements(b)(c) (36.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.16%-0.21%, dated 3/31/22, due 4/1/22, total to be received $8,021,044	$8,021,000	$8,021,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,021,000)		8,021,000
TOTAL INVESTMENT SECURITIES (Cost $19,319,448) - 100.1%		21,776,809
Net other assets (liabilities) - (0.1)%		(19,564)
NET ASSETS - 100.0%		$21,757,245

*	Non-income producing security.
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of March 31, 2022, these securities represented less than 0.001% of the net assets of the Fund.
(a)	On March 7, 2022, UCB SA acquired Zogenix Inc. As part of the acquisition, shareholders of Zogenix Inc. are entitled to a CVR per share of Zogenix Inc. held. The CVR has a potential cash payment of $2.00 upon EU approval by December 31, 2023, of FINTEPLA® as an orphan medicine for treatment of Lennox-Gastaut syndrome (LGS).
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2022, the aggregate amount held in a segregated account was $3,731,000.

March 31, 2022 :: ProFund VP UltraSmall-Cap ::

(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
RTS	Rights
CVR	Contingent Value Rights

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
iShares Russell 2000 ETF	Goldman Sachs International	4/27/22	0.38%	$3,524,783	$(9,111)
Russell 2000 Index	Goldman Sachs International	4/27/22	0.73%	15,490,783	(83,954)
				$19,015,566	$(93,065)

iShares Russell 2000 ETF	UBS AG	4/27/22	0.13%	$4,560,998	$(20,489)
Russell 2000 Index	UBS AG	4/27/22	0.33%	6,152,426	(21,082)
				$10,713,424	$(41,571)
				$29,728,990	$(134,636)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

:: ProFund VP UltraSmall-Cap :: March 31, 2022

ProFund VP UltraSmall-Cap invested in the following industries as of March 31, 2022:

	Value	% of Net Assets
Aerospace & Defense	$99,479	0.5%
Air Freight & Logistics	49,808	0.2%
Airlines	42,564	0.2%
Auto Components	166,190	0.8%
Automobiles	25,966	0.1%
Banks	1,180,460	5.5%
Beverages	53,767	0.2%
Biotechnology	956,527	4.4%
Building Products	170,140	0.8%
Capital Markets	204,667	0.9%
Chemicals	266,285	1.1%
Commercial Services & Supplies	245,073	1.1%
Communications Equipment	108,380	0.5%
Construction & Engineering	226,306	1.0%
Construction Materials	19,703	0.1%
Consumer Finance	93,935	0.4%
Containers & Packaging	39,935	0.2%
Distributors	2,380	NM
Diversified Consumer Services	99,629	0.5%
Diversified Financial Services	18,201	0.1%
Diversified Telecommunication Services	68,725	0.3%
Electric Utilities	90,830	0.4%
Electrical Equipment	129,946	0.6%
Electronic Equipment, Instruments & Components	304,407	1.4%
Energy Equipment & Services	170,655	0.8%
Entertainment	112,833	0.5%
Equity Real Estate Investment Trusts	965,259	4.5%
Food & Staples Retailing	162,350	0.7%
Food Products	139,665	0.6%
Gas Utilities	149,758	0.7%
Health Care Equipment & Supplies	473,057	2.2%
Health Care Providers & Services	401,335	1.8%
Health Care Technology	147,555	0.7%
Hotels, Restaurants & Leisure	328,621	1.5%
Household Durables	221,305	1.0%
Household Products	34,118	0.2%
Independent Power and Renewable Electricity Producers	49,552	0.2%
Insurance	264,899	1.2%
Interactive Media & Services	79,301	0.4%
Internet & Direct Marketing Retail	61,413	0.3%
IT Services	223,123	1.0%
Leisure Products	78,985	0.4%
Life Sciences Tools & Services	85,153	0.4%
Machinery	504,637	2.2%
Marine	38,206	0.2%
Media	149,381	0.7%
Metals & Mining	209,176	1.0%
Mortgage Real Estate Investment Trusts	178,778	0.8%
Multiline Retail	49,460	0.2%
Multi-Utilities	61,773	0.3%
Oil, Gas & Consumable Fuels	750,056	3.4%
Paper & Forest Products	12,766	0.1%
Personal Products	76,636	0.4%
Pharmaceuticals	218,986	1.0%
Professional Services	253,318	1.2%
Real Estate Management & Development	114,821	0.5%
Road & Rail	126,249	0.6%
Semiconductors & Semiconductor Equipment	474,715	2.2%
Software	742,241	3.4%
Specialty Retail	288,619	1.3%
Technology Hardware, Storage & Peripherals	36,669	0.2%
Textiles, Apparel & Luxury Goods	83,503	0.4%
Thrifts & Mortgage Finance	240,373	1.1%
Tobacco	20,151	0.1%
Trading Companies & Distributors	231,231	1.1%
Water Utilities	58,514	0.3%
Wireless Telecommunication Services	23,310	0.1%
Other**	8,001,436	36.8%
Total	$21,757,245	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

March 31, 2022 :: ProFund VP U.S. Government Plus ::

Schedule of Portfolio Investments (unaudited)

U.S. Treasury Obligation (53.7%)

	Principal Amount	Value
U.S. Treasury Bond, 2.25%, 2/15/52	$6,940,000	$6,656,978
TOTAL U.S. TREASURY OBLIGATION (Cost $6,801,590)		6,656,978
Repurchase Agreements(a)(b) (46.8%)
Repurchase Agreements with various counterparties, rates 0.16%-0.21%, dated 3/31/22, due 4/1/22, total to be received $5,792,032	5,792,000	5,792,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,792,000)		5,792,000
TOTAL INVESTMENT SECURITIES (Cost $12,593,590) - 100.5%		12,448,978
Net other assets (liabilities) - (0.5)%		(61,580)
NET ASSETS - 100.0%		$12,387,398

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2022, the aggregate amount held in a segregated account was $125,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 2.25% due on 2/15/52	Citibank North America	4/18/22	0.35%	$2,743,366	$31,363
30-Year U.S. Treasury Bond, 2.25% due on 2/15/52	Societe' Generale	4/18/22	0.45%	6,043,078	64,644
				$8,786,444	$96,007

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2022 :: ProFund VP Utilities ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (95.9%)

	Shares	Value
ALLETE, Inc. (Electric Utilities)	1,683	$112,727
Alliant Energy Corp. (Electric Utilities)	8,018	500,965
Ameren Corp. (Multi-Utilities)	8,249	773,426
American Electric Power Co., Inc. (Electric Utilities)	16,130	1,609,290
American Water Works Co., Inc. (Water Utilities)	5,814	962,391
Atmos Energy Corp. (Gas Utilities)	4,338	518,348
Avangrid, Inc. (Electric Utilities)	2,232	104,324
Avista Corp. (Multi-Utilities)	2,266	102,310
Black Hills Corp. (Multi-Utilities)	2,045	157,506
CenterPoint Energy, Inc. (Multi-Utilities)	20,140	617,090
Clearway Energy, Inc. - Class A (Independent Power and Renewable Electricity Producers)	1,107	36,885
Clearway Energy, Inc. - Class C (Independent Power and Renewable Electricity Producers)	2,619	95,620
CMS Energy Corp. (Multi-Utilities)	9,280	649,043
Consolidated Edison, Inc. (Multi-Utilities)	11,329	1,072,630
Constellation Energy Corp. (Electric Utilities)	10,456	588,150
Dominion Energy, Inc. (Multi-Utilities)	25,942	2,204,292
DTE Energy Co. (Multi-Utilities)	6,206	820,495
Duke Energy Corp. (Electric Utilities)	24,635	2,750,744
Edison International (Electric Utilities)	12,167	852,907
Entergy Corp. (Electric Utilities)	6,437	751,520
Essential Utilities, Inc. (Water Utilities)	7,366	376,624
Evergy, Inc. (Electric Utilities)	7,343	501,821
Eversource Energy (Electric Utilities)	11,011	971,060
Exelon Corp. (Electric Utilities)	31,369	1,494,105
FirstEnergy Corp. (Electric Utilities)	18,261	837,449
Hawaiian Electric Industries, Inc. (Electric Utilities)	3,500	148,085
IDACORP, Inc. (Electric Utilities)	1,618	186,652
National Fuel Gas Co. (Gas Utilities)	2,928	201,154
New Jersey Resources Corp. (Gas Utilities)	3,076	141,065
NextEra Energy, Inc. (Electric Utilities)	62,840	5,323,176
NiSource, Inc. (Multi-Utilities)	12,576	399,917
NorthWestern Corp. (Multi-Utilities)	1,732	104,769
NRG Energy, Inc. (Electric Utilities)	7,841	300,781
ONE Gas, Inc. (Gas Utilities)	1,716	151,420
PG&E Corp.* (Electric Utilities)	48,321	576,953
Pinnacle West Capital Corp. (Electric Utilities)	3,614	282,253
PNM Resources, Inc. (Electric Utilities)	2,749	131,045
Portland General Electric Co. (Electric Utilities)	2,863	157,894
PPL Corp. (Electric Utilities)	24,045	686,725
Public Service Enterprise Group, Inc. (Multi-Utilities)	16,194	1,133,580
Sempra Energy (Multi-Utilities)	10,227	1,719,363
Southwest Gas Holdings, Inc. (Gas Utilities)	2,109	165,114
Spire, Inc. (Gas Utilities)	1,657	118,906
The AES Corp. (Independent Power and Renewable Electricity Producers)	21,352	549,387
The Southern Co. (Electric Utilities)	33,943	2,461,207
UGI Corp. (Gas Utilities)	6,719	243,362
Vistra Corp. (Independent Power and Renewable Electricity Producers)	15,455	359,329
WEC Energy Group, Inc. (Multi-Utilities)	10,103	1,008,380
Xcel Energy, Inc. (Electric Utilities)	17,252	1,245,077
TOTAL COMMON STOCKS (Cost $16,941,594)		37,257,316

Repurchase Agreements(a) (3.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.16%-0.21%, dated 3/31/22, due 4/1/22, total to be received $1,229,007	$1,229,000	$1,229,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,229,000)		1,229,000
TOTAL INVESTMENT SECURITIES (Cost $18,170,594) - 99.1%		38,486,316
Net other assets (liabilities) - 0.9%		337,245
NET ASSETS - 100.0%		$38,823,561

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

:: ProFund VP Utilities :: March 31, 2022

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Utilities Index	Goldman Sachs International	4/25/22	0.93%	$1,270,546	$46,788

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Utilities invested in the following industries as of March 31, 2022:

	Value	% of Net Assets
Electric Utilities	$22,574,910	58.1%
Gas Utilities	1,539,369	4.0%
Independent Power and Renewable Electricity Producers	1,041,221	2.7%
Multi-Utilities	10,762,801	27.7%
Water Utilities	1,339,015	3.4%
Other**	1,566,245	4.1%
Total	$38,823,561	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2022 (unaudited) : : APPENDIX : :

Repurchase Agreements

Information concerning the counterparties, value of, collateralization and amounts due under repurchase agreement transactions may be found in the table below:

As of March 31, 2022, the ProFunds VP had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

	Canadian Imperial Bank of Canada	Credit Agricole CIB,	HSBC Securities (USA), Inc.,	RBC Capital Markets, LLC,	Societe' Generale,	UMB Bank N.A.,
	0.19%	0.20%	0.17%	0.16%	0.21%	0.16%
	dated 3/31/22,	dated 3/31/22,	dated 3/31/22,	dated 3/31/22,	dated 3/31/22,	dated 3/31/22,
Fund Name	due 4/1/22(1)	due 4/1/22(2)	due 4/1/22(3)	due 4/1/22(4)	due 4/1/22(5)	due 4/1/22(6)
ProFund Access VP High Yield	$201,000	$2,015,000	$503,000	$403,000	$2,519,000	$233,000
ProFund VP Banks	6,000	64,000	16,000	12,000	80,000	9,000
ProFund VP Basic Materials	11,000	113,000	28,000	22,000	141,000	16,000
ProFund VP Bear	83,000	853,000	213,000	169,000	1,067,000	105,000
ProFund VP Biotechnology	7,000	72,000	18,000	14,000	90,000	11,000
ProFund VP Bull	634,000	6,350,000	1,586,000	1,268,000	7,938,000	737,000
ProFund VP Consumer Goods	21,000	215,000	53,000	43,000	268,000	27,000
ProFund VP Consumer Services	13,000	131,000	32,000	26,000	164,000	18,000
ProFund VP Dow 30	8,000	100,000	23,000	19,000	125,000	20,000
ProFund VP Emerging Markets	13,000	141,000	34,000	27,000	178,000	24,000
ProFund VP Europe 30	1,000	14,000	3,000	2,000	18,000	4,000
ProFund VP Falling U.S. Dollar	16,000	167,000	40,000	32,000	209,000	26,000
ProFund VP Financials	12,000	128,000	32,000	25,000	160,000	18,000
ProFund VP Health Care	40,000	402,000	100,000	80,000	503,000	49,000
ProFund VP Industrials	3,000	34,000	8,000	6,000	42,000	7,000
ProFund VP International	366,000	3,685,000	920,000	736,000	4,608,000	433,000
ProFund VP Internet	9,000	91,000	22,000	18,000	114,000	14,000
ProFund VP Japan	221,000	2,213,000	553,000	442,000	2,766,000	256,000
ProFund VP Large-Cap Growth	—	9,000	2,000	1,000	11,000	4,000
ProFund VP Large-Cap Value	—	9,000	2,000	1,000	11,000	4,000
ProFund VP Mid-Cap	478,000	4,794,000	1,197,000	958,000	5,993,000	558,000
ProFund VP Mid-Cap Growth	1,000	10,000	2,000	2,000	13,000	3,000
ProFund VP Mid-Cap Value	—	4,000	1,000	—	5,000	3,000
ProFund VP Nasdaq-100	1,689,000	16,908,000	4,226,000	3,381,000	21,136,000	1,947,000
ProFund VP Oil & Gas	27,000	273,000	68,000	54,000	341,000	34,000
ProFund VP Pharmaceuticals	14,000	140,000	35,000	28,000	175,000	18,000
ProFund VP Precious Metals	1,346,000	13,476,000	3,368,000	2,694,000	16,845,000	1,553,000
ProFund VP Real Estate	5,000	59,000	14,000	11,000	74,000	10,000
ProFund VP Rising Rates Opportunity	427,000	4,290,000	1,071,000	856,000	5,362,000	501,000
ProFund VP Semiconductor	21,000	219,000	54,000	43,000	274,000	28,000
ProFund VP Short Dow 30	—	1,000	—	—	1,000	4,000
ProFund VP Short Emerging Markets	34,000	355,000	88,000	69,000	443,000	48,000
ProFund VP Short International	27,000	275,000	68,000	54,000	344,000	36,000
ProFund VP Short Mid-Cap	1,000	15,000	3,000	2,000	20,000	6,000
ProFund VP Short Nasdaq-100	100,000	1,030,000	256,000	204,000	1,289,000	129,000
ProFund VP Short Small-Cap	43,000	437,000	108,000	87,000	546,000	55,000
ProFund VP Small-Cap	188,000	1,891,000	472,000	377,000	2,363,000	224,000
ProFund VP Small-Cap Growth	5,000	55,000	13,000	11,000	69,000	8,000
ProFund VP Small-Cap Value	1,000	16,000	4,000	3,000	20,000	4,000
ProFund VP Technology	20,000	203,000	50,000	40,000	254,000	27,000
ProFund VP Telecommunications	3,000	33,000	8,000	6,000	42,000	6,000
ProFund VP UltraBull	234,000	2,359,000	588,000	471,000	2,947,000	278,000
ProFund VP UltraMid-Cap	181,000	1,822,000	455,000	363,000	2,278,000	215,000
ProFund VP UltraNasdaq-100	2,122,000	21,240,000	5,309,000	4,247,000	26,551,000	2,446,000
ProFund VP UltraShort Dow 30	—	1,000	—	—	1,000	2,000
ProFund VP UltraShort Nasdaq-100	25,000	257,000	63,000	51,000	321,000	36,000
ProFund VP UltraSmall-Cap	274,000	2,751,000	686,000	549,000	3,438,000	323,000
ProFund VP U.S. Government Plus	197,000	1,986,000	496,000	395,000	2,483,000	235,000
ProFund VP Utilities	42,000	421,000	105,000	84,000	527,000	50,000
	$9,170,000	$92,127,000	$22,996,000	$18,386,000	$115,167,000	$10,802,000

Each repurchase agreement was fully collateralized by U.S. government securities as of March 31, 2022 as follows:

2 : : APPENDIX : : March 31, 2022 (unaudited)

(1)	U.S. Treasury Notes, 2.00%, due 2/15/23, total value $9,357,574.
(2)	U.S. Treasury Inflation-Protected Securities (TIPS), 0.125% to 0.25%, due 7/15/22 to 1/15/25, which had an aggregate value of $94,024,124.
(3)	U.S. Treasury Bonds, 6.125%, due 8/15/29, total value $23,461,877.
(4)	U.S. Treasury Inflation-Protected Securities (TIPS), 0.25%, due 1/15/25, total value $18,759,915.
(5)	U.S. Treasury Notes, 1.875% to 2.625%, due 8/15/24 to 3/31/25, which had an aggregate value of $117,473,757.
(6)	U.S. Treasury Notes, 0.25%, due 3/15/24, total value $11,022,632.